Schedule of Investments Core Bond Fund^ (Unaudited)
July 31, 2024

Principal Amount		Value
U.S. Treasury Obligations 23.8%
	U.S. Treasury Bonds
$2,285,000	1.75%, due 8/15/2041	$1,565,671
3,255,000	2.00%, due 11/15/2041	2,314,483
4,360,000	3.13%, due 2/15/2042	3,696,633
10,960,000	4.63%, due 5/15/2044 - 5/15/2054	11,405,721
10,590,000	2.50%, due 2/15/2045	7,813,848
11,505,000	2.88%, due 8/15/2045	9,029,627
3,660,000	2.25%, due 8/15/2046	2,524,256
9,455,000	2.75%, due 11/15/2047	7,103,438
9,630,000	4.13%, due 8/15/2053	9,261,352
2,840,000	4.75%, due 11/15/2053	3,031,256
1,965,000	4.25%, due 2/15/2054	1,932,455
	U.S. Treasury Inflation-Indexed Notes
17,204,936	2.13%, due 4/15/2029	17,454,829 (a)
9,195,030	1.75%, due 1/15/2034	9,104,723 (a)
	U.S. Treasury Notes
5,750,000	1.63%, due 5/15/2026	5,482,041
12,386,100	4.00%, due 1/15/2027 - 2/15/2034	12,338,200
28,770,000	4.13%, due 10/31/2027 - 7/31/2031	28,715,102
2,975,000	4.88%, due 10/31/2028	3,079,474
6,295,000	3.75%, due 12/31/2028	6,242,624
1,775,000	4.25%, due 6/30/2029	1,799,545
27,395,000	4.38%, due 11/30/2030 - 5/15/2034	28,066,200
8,050,000	1.38%, due 11/15/2031	6,729,926
6,630,000	3.50%, due 2/15/2033	6,374,641
6,565,000	3.38%, due 5/15/2033	6,244,443
3,345,000	3.88%, due 8/15/2033	3,301,097
Total U.S. Treasury Obligations (Cost $190,760,982)		194,611,585
U.S. Government Agency Securities 0.6%
	Federal Home Loan Banks
1,240,000	5.50%, due 7/15/2036	1,383,425
1,585,000	4.00%, due 6/30/2028	1,597,066
1,985,000	Federal National Mortgage Association Principal Strips, 0.00%, due 7/15/2037	1,084,094 (b)
700,000	Tennessee Valley Authority, 5.25%, due 9/15/2039	741,002
Total U.S. Government Agency Securities (Cost $5,227,174)		4,805,587

Mortgage-Backed Securities 39.5%
Collateralized Mortgage Obligations 5.6%
	Angel Oak Mortgage Trust
89,530	Series 2019-6, Class A1, 2.62%, due 11/25/2059	87,052 (c)(d)
790,790	Series 2021-3, Class A1, 1.07%, due 5/25/2066	669,066 (c)(d)
113,333	Series 2022-5, Class A1, 4.50%, due 5/25/2067	112,541 (c)
	Chase Home Lending Mortgage Trust
905,743	Series 2024-2, Class A6A, 6.00%, due 2/25/2055	908,518 (c)(d)
1,719,823	Series 2024-4, Class A6, 6.00%, due 3/25/2055	1,725,044 (c)(d)
340,305	Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, due 1/25/2067	293,888 (c)(d)
576,526	Federal Home Loan Mortgage Corp. Interest Strip, Series 312, Class S1, (5.84% - 30 day USD SOFR Average), 0.50%, due 9/15/2043	71,185 (e)(f)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Collateralized Mortgage Obligations – cont'd
Federal Home Loan Mortgage Corp. REMICS
$1,259,552	Series 4018, Class HS, (6.34% - 30 day USD SOFR Average), 1.00%, due 3/15/2042	$173,409 (e)(f)
816,040	Series 4159, Class KS, (6.04% - 30 day USD SOFR Average), 0.70%, due 1/15/2043	84,540 (e)(f)
3,657,324	Series 5013, Class ID, 3.00%, due 9/25/2050	497,065 (f)
Federal Home Loan Mortgage Corp. STACR REMIC Trust
1,100,000	Series 2021-DNA7, Class M2, (30 day USD SOFR Average + 1.80%), 7.15%, due 11/25/2041	1,110,247 (c)(e)
550,000	Series 2022-DNA1, Class M2, (30 day USD SOFR Average + 2.50%), 7.85%, due 1/25/2042	561,276 (c)(e)
1,478,000	Series 2022-DNA2, Class M1B, (30 day USD SOFR Average + 2.40%), 7.75%, due 2/25/2042	1,518,599 (c)(e)
1,448,000	Series 2022-HQA1, Class M1B, (30 day USD SOFR Average + 3.50%), 8.85%, due 3/25/2042	1,521,161 (c)(e)
1,325,000	Series 2022-DNA3, Class M1B, (30 day USD SOFR Average + 2.90%), 8.25%, due 4/25/2042	1,379,245 (c)(e)
31,000	Series 2022-DNA4, Class M1B, (30 day USD SOFR Average + 3.35%), 8.70%, due 5/25/2042	32,574 (c)(e)
2,645,000	Series 2024-DNA2, Class M2, (30 day USD SOFR Average + 1.70%), 7.05%, due 5/25/2044	2,647,365 (c)(e)
417,864	Federal Home Loan Mortgage Corp. STACR Trust, Series 2017-DNA1, Class M2, (30 day USD SOFR Average + 3.36%), 8.71%, due 7/25/2029	434,075 (e)
Federal National Mortgage Association Connecticut Avenue Securities
1,575,000	Series 2022-R01, Class 1M2, (30 day USD SOFR Average + 1.90%), 7.25%, due 12/25/2041	1,595,680 (c)(e)
710,000	Series 2022-R04, Class 1M2, (30 day USD SOFR Average + 3.10%), 8.45%, due 3/25/2042	737,932 (c)(e)
1,540,000	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 8.85%, due 3/25/2042	1,621,635 (c)(e)
612,000	Series 2022-R07, Class 1M2, (30 day USD SOFR Average + 4.65%), 10.00%, due 6/25/2042	665,306 (c)(e)
475,000	Series 2022-R08, Class 1M2, (30 day USD SOFR Average + 3.60%), 8.95%, due 7/25/2042	502,906 (c)(e)
941,027	Series 2023-R01, Class 1M1, (30 day USD SOFR Average + 2.40%), 7.75%, due 12/25/2042	970,434 (c)(e)
881,405	Series 2023-R02, Class 1M1, (30 day USD SOFR Average + 2.30%), 7.65%, due 1/25/2043	905,359 (c)(e)
868,000	Series 2024-R04, Class 1M2, (30 day USD SOFR Average + 1.65%), 7.00%, due 5/25/2044	872,321 (c)(e)
1,599,955	Federal National Mortgage Association Interest Strip, Series 418, Class C24, 4.00%, due 8/25/2043	298,738 (f)
Federal National Mortgage Association REMICS
1,269,319	Series 2012-70, Class HS, (5.89% - 30 day USD SOFR Average), 0.54%, due 7/25/2042	175,038 (e)(f)
651,828	Series 2012-140, Class PI, 3.50%, due 12/25/2042	108,231 (f)
1,400,128	Series 2013-6, Class SB, (5.99% - 30 day USD SOFR Average), 0.64%, due 2/25/2043	192,308 (e)(f)
784,649	Series 2016-32, Class LI, 3.50%, due 6/25/2046	134,890 (f)
1,163,804	Series 2016-95, Class US, (5.89% - 30 day USD SOFR Average), 0.54%, due 12/25/2046	163,701 (e)(f)
2,570,610	Series 2018-7, Class CI, 4.00%, due 2/25/2048	492,523 (f)
GCAT Trust
231,139	Series 2019-NQM3, Class A1, 3.69%, due 11/25/2059	221,975 (c)(d)
1,123,000	Series 2021-NQM5, Class A1, 1.26%, due 7/25/2066	925,543 (c)(d)
Government National Mortgage Association REMIC
1,431,826	Series 2013-5, Class BI, 3.50%, due 1/20/2043	234,416 (f)
1,926,130	Series 2013-23, Class IT, 3.50%, due 2/20/2043	314,487 (f)
691,248	Series 2016-77, Class TS, (6.04% - 1 mo. USD Term SOFR), 0.69%, due 12/20/2044	77,451 (e)(f)
1,605,851	Series 2019-22, Class SA, (5.49% - 1 mo. USD Term SOFR), 0.14%, due 2/20/2045	140,987 (e)(f)
1,899,752	Series 2020-107, Class AB, 1.00%, due 7/20/2050	1,473,087
1,584,731	Series 2020-112, Class KA, 1.00%, due 8/20/2050	1,225,284
3,340,646	Series 2020-173, Class MI, 2.50%, due 11/20/2050	466,224 (f)
3,319,046	Series 2021-26, Class AI, 2.00%, due 2/20/2051	411,300 (f)
1,344,607	Series 2021-103, Class HE, 2.00%, due 6/20/2051	1,113,346
2,774,818	Series 2021-116, Class IA, 2.50%, due 6/20/2051	385,017 (f)
3,760,224	Series 2021-156, Class LI, 4.00%, due 9/20/2051	711,453 (f)
JP Morgan Mortgage Trust
1,282,309	Series 2024-2, Class A6A, 6.00%, due 8/25/2054	1,289,223 (c)(d)
1,369,197	Series 2024-HE1, Class A1, (30 day USD SOFR Average + 1.50%), 6.84%, due 8/25/2054	1,376,874 (c)(e)
1,548,293	Series 2024-4, Class A6A, 6.00%, due 10/25/2054	1,553,112 (c)(d)
574,000	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-3, Class A2, 6.00%, due 7/25/2054	573,929 (c)(d)(g)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Collateralized Mortgage Obligations – cont'd
$134,561	New Residential Mortgage Loan Trust, Series 2019-NQM5, Class A1, 2.71%, due 11/25/2059	$125,448 (c)(d)
OBX Trust
212,783	Series 2024-NQM4, Class A1, 6.07%, due 1/25/2064	213,841 (c)
1,604,922	Series 2024-NQM6, Class A1, 6.45%, due 2/25/2064	1,628,086 (c)
Starwood Mortgage Residential Trust
744,914	Series 2021-3, Class A1, 1.13%, due 6/25/2056	628,849 (c)(d)
1,257,727	Series 2021-6, Class A1, 1.92%, due 11/25/2066	1,089,524 (c)(d)
Towd Point Mortgage Trust
105,194	Series 2017-5, Class A1, (1 mo. USD Term SOFR + 0.71%), 6.06%, due 2/25/2057	107,732 (c)(e)
280,995	Series 2017-2, Class A2, 3.25%, due 4/25/2057	276,502 (c)(d)
2,381,855	Series 2022-4, Class A1, 3.75%, due 9/25/2062	2,261,554 (c)
Verus Securitization Trust
76,076	Series 2019-4, Class A1, 3.64%, due 11/25/2059	74,292 (c)
933,884	Series 2021-3, Class A1, 1.05%, due 6/25/2066	795,506 (c)(d)
1,385,556	Series 2021-6, Class A1, 1.63%, due 10/25/2066	1,175,604 (c)(d)
1,860,161	Series 2024-4, Class A1, 6.22%, due 6/25/2069	1,880,446 (c)
46,014,944
Commercial Mortgage-Backed 4.2%
BANK
1,273,000	Series 2022-BNK39, Class A4, 2.93%, due 2/15/2055	1,111,549 (d)
673,694	Series 2023-BNK45, Class B, 6.15%, due 2/15/2056	690,899 (d)
BBCMS Mortgage Trust
709,779	Series 2023-C22, Class A5, 6.80%, due 11/15/2056	804,497 (d)
1,501,000	Series 2024-5C27, Class A3, 6.01%, due 7/15/2057	1,567,530
1,834,000	BB-UBS Trust, Series 2012-SHOW, Class A, 3.43%, due 11/5/2036	1,801,217 (c)
Benchmark Mortgage Trust
11,120,511	Series 2021-B26, Class XA, 0.88%, due 6/15/2054	451,347 (d)(f)
441,234	Series 2021-B31, Class A5, 2.67%, due 12/15/2054	378,214
1,307,000	Series 2023-B40, Class A5, 6.05%, due 12/15/2056	1,405,039
622,857	Series 2023-B40, Class AS, 6.59%, due 12/15/2056	669,035
565,000	Series 2024-V5, Class A3, 5.81%, due 1/10/2057	581,686
545,000	BMO Mortgage Trust, Series 2023-C7, Class A5, 6.16%, due 12/15/2056	590,551
BX Commercial Mortgage Trust
1,900,000	Series 2021-VOLT, Class D, (1 mo. USD Term SOFR + 1.76%), 7.09%, due 9/15/2036	1,868,554 (c)(e)
419,592	Series 2024-XL4, Class A, (1 mo. USD Term SOFR + 1.44%), 6.77%, due 2/15/2039	417,494 (c)(e)
822,439	Series 2024-XL4, Class B, (1 mo. USD Term SOFR + 1.79%), 7.12%, due 2/15/2039	817,296 (c)(e)
1,918,000	BX Trust, Series 2024-VLT4, Class C, (1 mo. USD Term SOFR + 2.14%), 7.47%, due 7/15/2029	1,903,615 (c)(e)
1,416,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class B, (1 mo. USD Term SOFR + 1.55%), 6.88%, due 12/15/2037	1,413,345 (c)(e)
Citigroup Commercial Mortgage Trust
523,218	Series 2014-GC23, Class B, 4.18%, due 7/10/2047	511,969 (d)
1,443,346	Series 2014-GC25, Class XA, 0.86%, due 10/10/2047	15 (d)(f)
1,869,552	Series 2015-GC27, Class XA, 1.30%, due 2/10/2048	4,163 (d)(f)
583,049	Series 2022-GC48, Class A5, 4.58%, due 5/15/2054	569,744 (d)
COMM Mortgage Trust
880,000	Series 2012-CR4, Class AM, 3.25%, due 10/15/2045	774,400
979,022	Series 2014-CR17, Class XA, 0.65%, due 5/10/2047	10 (d)(f)
802,467	Series 2014-UBS3, Class XA, 0.73%, due 6/10/2047	8 (d)(f)
2,710,988	Series 2014-UBS6, Class XA, 0.81%, due 12/10/2047	27 (d)(f)
485,000	Series 2014-CR21, Class AM, 3.99%, due 12/10/2047	469,649
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Mortgage-Backed – cont'd
$1,106,000	CONE Trust, Series 2024-DFW1, Class A, (1 mo. USD Term SOFR + 1.64%), 6.94%, due 8/15/2026	$1,103,577 (c)(e)
18,817,750	CSAIL Commercial Mortgage Trust, Series 2016-C5, Class XA, 0.88%, due 11/15/2048	154,403 (d)(f)
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
20,004,271	Series KW03, Class X1, 0.78%, due 6/25/2027	351,353 (d)(f)
63,186,000	Series K088, Class XAM, 0.42%, due 1/25/2029	1,156,942 (d)(f)
22,684,637	Series K090, Class X1, 0.71%, due 2/25/2029	644,153 (d)(f)
10,000,000	Series K098, Class XAM, 1.39%, due 8/25/2029	612,792 (d)(f)
989,526	FIVE Mortgage Trust, Series 2023-V1, Class B, 6.30%, due 2/10/2056	998,382 (d)
	GS Mortgage Securities Trust
950,000	Series 2019-GC42, Class A4, 3.00%, due 9/10/2052	858,840
1,200,000	Series 2019-GSA1, Class A4, 3.05%, due 11/10/2052	1,099,809
1,775,000	Hilton USA Trust, Series 2016-HHV, Class A, 3.72%, due 11/5/2038	1,706,757 (c)
	JP Morgan Chase Commercial Mortgage Securities Trust
743,000	Series 2016-NINE, Class A, 2.85%, due 9/6/2038	704,674 (c)(d)
736,000	Series 2022-OPO, Class B, 3.38%, due 1/5/2039	604,798 (c)
765,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class AS, 4.02%, due 12/15/2048	741,997
772,761	MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.01%, due 12/15/2056	829,795 (d)
1,359,000	ORL Trust, Series 2023-GLKS, Class A, (1 mo. USD Term SOFR + 2.35%), 7.68%, due 10/19/2036	1,360,699 (c)(e)
	Wells Fargo Commercial Mortgage Trust
1,350,000	Series 2024-1CHI, Class A, 5.31%, due 7/15/2035	1,343,937 (c)(d)
670,000	Series 2015-NXS4, Class C, 4.67%, due 12/15/2048	632,632 (d)
	WF-RBS Commercial Mortgage Trust
3,757,348	Series 2014-C25, Class XA, 0.82%, due 11/15/2047	38 (d)(f)
6,340,345	Series 2014-C22, Class XA, 0.64%, due 9/15/2057	91 (d)(f)
448,329	Series 2014-C22, Class AS, 4.07%, due 9/15/2057	413,548 (d)
		34,121,070
Federal Home Loan Mortgage Corp. 10.9%
	Pass-Through Certificates
3,556,305	2.00%, due 12/1/2050 - 12/1/2051	2,879,771
24,475,999	2.50%, due 7/1/2050 - 5/1/2052	20,745,015
11,479,364	3.00%, due 8/1/2046 - 9/1/2053	10,140,946
7,275,773	3.50%, due 7/1/2042 - 1/1/2053	6,682,969
7,787,441	4.00%, due 3/1/2045 - 11/1/2052	7,346,249
4,155,066	4.50%, due 6/1/2039 - 12/1/2052	4,019,118
8,583,946	5.00%, due 3/1/2038 - 6/1/2053	8,461,589
16,168,659	5.50%, due 9/1/2052 - 6/1/2054	16,209,317
10,275,533	6.00%, due 12/1/2052 - 7/1/2054	10,431,689
2,094,702	6.50%, due 7/1/2053 - 2/1/2054	2,149,359
		89,066,022
Federal National Mortgage Association 15.5%
	Pass-Through Certificates
16,305,981	2.00%, due 9/1/2050 - 5/1/2052	13,204,366
34,401,324	2.50%, due 8/1/2050 - 9/1/2052	29,136,051
16,615,692	3.00%, due 10/1/2041 - 6/1/2052	14,691,604
10,224,698	3.50%, due 12/1/2041 - 12/1/2052	9,408,346
6,974,986	4.00%, due 5/1/2046 - 10/1/2052	6,581,767
6,610,083	4.50%, due 4/1/2034 - 2/1/2053	6,404,681
21,326,015	5.00%, due 6/1/2033 - 11/1/2053	21,030,905
14,599,917	5.50%, due 11/1/2052 - 12/1/2053	14,636,412
9,108,279	6.00%, due 4/1/2053 - 6/1/2054	9,248,386
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Federal National Mortgage Association – cont'd
$2,751,128	6.50%, due 12/1/2053 - 7/1/2054	$2,821,977
127,164,495
Government National Mortgage Association 3.3%
Pass-Through Certificates
2,147,617	2.00%, due 2/20/2051 - 3/20/2052	1,780,510
5,517,110	2.50%, due 2/20/2051 - 3/20/2052	4,749,418
2,603,966	4.50%, due 3/20/2052 - 8/20/2052	2,527,580
5,249,680	5.00%, due 9/20/2052 - 1/20/2054	5,195,421
5,612,017	5.50%, due 11/20/2052 - 4/20/2054	5,631,189
6,985,234	6.00%, due 12/20/2052 - 7/20/2054	7,095,702
26,979,820
Total Mortgage-Backed Securities (Cost $340,839,023)		323,346,351
Asset-Backed Securities 8.6%
800,000	522 Funding CLO Ltd., Series 2019-5A, Class AR, (3 mo. USD Term SOFR + 1.33%), 6.63%, due 4/15/2035	800,332 (c)(e)
174,317	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, due 6/21/2028	174,259 (c)
473,716	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, due 7/17/2046	430,252 (c)
Avis Budget Rental Car Funding AESOP LLC
1,186,000	Series 2021-2A, Class A, 1.66%, due 2/20/2028	1,095,318 (c)
723,000	Series 2021-2A, Class B, 1.90%, due 2/20/2028	665,645 (c)
3,000,000	Bain Capital Credit CLO Ltd., Series 2024-2A, Class A1, (3 mo. USD Term SOFR + 1.52%), 6.85%, due 7/15/2037	3,016,221 (c)(e)
1,303,550	Beacon Container Finance II LLC, Series 2021-1A, Class A, 2.25%, due 10/22/2046	1,180,096 (c)
1,697,964	BOF VII AL Funding Trust I, Series 2023-CAR3, Class A2, 6.29%, due 7/26/2032	1,714,616 (c)
1,786,123	Business Jet Securities LLC, Series 2024-1A, Class A, 6.20%, due 5/15/2039	1,815,791 (c)
649,000	Carmax Auto Owner Trust, Series 2023-3, Class A3, 5.28%, due 5/15/2028	652,365
589,188	CCG Receivables Trust, Series 2023-1, Class A2, 5.82%, due 9/16/2030	591,636 (c)
9,021	Chase Funding Trust, Series 2004-1, Class 2A2, (1 mo. USD Term SOFR + 0.57%), 5.92%, due 12/25/2033	8,814 (e)
2,500,000	Clover CLO LLC, Series 2021-2A, Class A, (3 mo. USD Term SOFR + 1.43%), 6.71%, due 7/20/2034	2,506,845 (c)(e)
634,000	Crown Castle Towers LLC, 4.24%, due 7/15/2048	609,895 (c)
CyrusOne Data Centers Issuer I LLC
394,000	Series 2023-2A, Class A2, 5.56%, due 11/20/2048	392,499 (c)
346,000	Series 2024-1A, Class A2, 4.76%, due 3/22/2049	332,306 (c)
895,000	Dell Equipment Finance Trust, Series 2023-3, Class A3, 5.93%, due 4/23/2029	905,423 (c)
1,000,000	Eaton Vance CLO Ltd., Series 2013-1A, Class A13R, (3 mo. USD Term SOFR + 1.51%), 6.81%, due 1/15/2034	1,002,656 (c)(e)
887,000	ELFI Graduate Loan Program LLC, Series 2024-A, Class A, 5.56%, due 8/25/2049	899,011 (c)
1,900,000	Elmwood CLO III Ltd., Series 2019-3A, Class A1RR, (3 mo. USD Term SOFR + 1.38%), 6.70%, due 7/18/2037	1,909,363 (c)(e)
1,000,000	Halseypoint CLO 5 Ltd., Series 2021-5A, Class A1A, (3 mo. USD Term SOFR + 1.47%), 6.73%, due 1/30/2035	1,001,751 (c)(e)
664,737	Hilton Grand Vacations Trust, Series 2024-1B, Class A, 5.75%, due 9/15/2039	679,779 (c)
JP Morgan Mortgage Trust
1,190,405	Series 2023-HE2, Class A1, (30 day USD SOFR Average + 1.70%), 7.04%, due 3/25/2054	1,200,262 (c)(e)
520,294	Series 2023-HE3, Class A1, (30 day USD SOFR Average + 1.60%), 6.94%, due 5/25/2054	523,626 (c)(e)
248,651	JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, due 2/26/2029	243,802 (c)
1,000,000	Katayma CLO II Ltd., Series 2024-2A, Class A1, (3 mo. USD Term SOFR + 1.65%), 6.94%, due 4/20/2037	1,004,502 (c)(e)
1,631,000	Kubota Credit Owner Trust, Series 2024-1A, Class A3, 5.19%, due 7/17/2028	1,645,141 (c)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
$1,000,000	Magnetite XXIII Ltd., Series 2019-23A, Class AR, (3 mo. USD Term SOFR + 1.39%), 6.68%, due 1/25/2035	$1,001,166 (c)(e)
900,000	Magnetite XXIV Ltd., Series 2019-24A, Class AR, (3 mo. USD Term SOFR + 1.31%), 6.61%, due 4/15/2035	900,257 (c)(e)
1,084,000	MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.23%, due 4/20/2054	1,111,578 (c)
1,233,000	MMAF Equipment Finance LLC, Series 2023-A, Class A3, 5.54%, due 12/13/2029	1,252,702 (c)
MVW LLC
621,922	Series 2021-2A, Class A, 1.43%, due 5/20/2039	579,876 (c)
506,855	Series 2021-2A, Class B, 1.83%, due 5/20/2039	472,496 (c)
1,508,582	Series 2024-1A, Class A, 5.32%, due 2/20/2043	1,523,131 (c)
Navient Private Education Refi Loan Trust
201,507	Series 2021-BA, Class A, 0.94%, due 7/15/2069	177,883 (c)
940,703	Series 2021-CA, Class A, 1.06%, due 10/15/2069	833,551 (c)
2,076,921	Series 2021-EA, Class A, 0.97%, due 12/16/2069	1,809,500 (c)
821,158	Series 2021-GA, Class A, 1.58%, due 4/15/2070	724,243 (c)
2,245,504	Series 2024-A, Class A, 5.66%, due 10/15/2072	2,285,981 (c)
1,000,000	Oaktree CLO Ltd., Series 2021-2A, Class A, (3 mo. USD Term SOFR + 1.44%), 6.74%, due 1/15/2035	1,000,548 (c)(e)
1,616,000	OneMain Financial Issuance Trust, Series 2023-2A, Class A1, 5.84%, due 9/15/2036	1,649,942 (c)
PFS Financing Corp.
1,593,000	Series 2021-B, Class A, 0.77%, due 8/15/2026	1,589,488 (c)
1,808,000	Series 2022-C, Class A, 3.89%, due 5/15/2027	1,786,771 (c)
681,000	Series 2024-D, Class A, 5.34%, due 4/15/2029	690,538 (c)
1,000,000	PPM CLO 3 Ltd., Series 2019-3A, Class AR, (3 mo. USD Term SOFR + 1.35%), 6.64%, due 4/17/2034	1,002,234 (c)(e)
1,000,000	Regatta XXVIII Funding Ltd., Series 2024-2A, Class A1, (3 mo. USD Term SOFR + 1.55%), 6.83%, due 4/25/2037	1,005,615 (c)(e)
SBA Tower Trust
719,000	1.88%, due 7/15/2050	684,497 (c)
201,000	2.33%, due 7/15/2052	182,785 (c)
Sierra Timeshare Receivables Funding LLC
286,995	Series 2020-2A, Class A, 1.33%, due 7/20/2037	278,535 (c)
260,496	Series 2020-2A, Class C, 3.51%, due 7/20/2037	254,950 (c)
194,090	Series 2021-2A, Class A, 1.35%, due 9/20/2038	184,708 (c)
1,027,245	Series 2022-1A, Class B, 3.55%, due 10/20/2038	991,768 (c)
857,030	Series 2023-2A, Class A, 5.80%, due 4/20/2040	865,541 (c)
684,270	Series 2023-3A, Class A, 6.10%, due 9/20/2040	700,012 (c)
1,530,000	Series 2024-2A, Class B, 5.29%, due 6/20/2041	1,536,590 (c)
1,351,882	Series 2024-1A, Class A, 5.15%, due 1/20/2043	1,361,972 (c)
49,870	SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, due 5/15/2031	49,856 (c)
SoFi Professional Loan Program LLC
366,950	Series 2018-A, Class A2B, 2.95%, due 2/25/2042	360,848 (c)
105,078	Series 2018-B, Class A2FX, 3.34%, due 8/25/2047	103,467 (c)
1,435,000	Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, due 12/22/2031	1,450,127 (c)
1,254,000	Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, due 10/25/2048	1,268,517 (c)
1,260,000	Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, due 7/30/2054	1,289,718 (c)
Taco Bell Funding LLC
1,116,562	Series 2016-1A, Class A23, 4.97%, due 5/25/2046	1,106,417 (c)
643,537	Series 2021-1A, Class A2I, 1.95%, due 8/25/2051	592,481 (c)
1,371,344	TCI-Flatiron CLO Ltd., Series 2018-1A, Class ANR, (3 mo. USD Term SOFR + 1.32%), 6.59%, due 1/29/2032	1,372,539 (c)(e)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
$500,000	Thayer Park CLO Ltd., Series 2017-1A, Class A1R, (3 mo. USD Term SOFR + 1.30%), 6.58%, due 4/20/2034	$500,250 (c)(e)
1,591,858	Towd Point Mortgage Trust, Series 2024-CES2, Class A1A, 6.13%, due 2/25/2064	1,607,096 (c)(e)
1,853,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A2, 5.98%, due 11/15/2027	1,881,840 (c)
1,000,000	TRESTLES CLO V Ltd., Series 2021-5A, Class A1, (3 mo. USD Term SOFR + 1.43%), 6.71%, due 10/20/2034	1,000,350 (c)(e)
1,000,000	Whitebox CLO III Ltd., Series 2021-3A, Class A1, (3 mo. USD Term SOFR + 1.48%), 6.78%, due 10/15/2034	1,001,100 (c)(e)
1,068,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.64%, due 4/20/2054	1,101,019 (c)
Total Asset-Backed Securities (Cost $70,167,885)		70,126,689

Corporate Bonds 24.9%
Aerospace & Defense 1.4%
825,000	BAE Systems PLC, 5.30%, due 3/26/2034	836,039 (c)
	Boeing Co.
5,699,000	5.04%, due 5/1/2027	5,659,302
2,262,000	6.86%, due 5/1/2054	2,394,654 (c)
2,245,000	RTX Corp., 6.40%, due 3/15/2054	2,522,340
		11,412,335
Agriculture 1.2%
	Imperial Brands Finance PLC
2,040,000	5.50%, due 2/1/2030	2,059,363 (c)
2,785,000	5.88%, due 7/1/2034	2,793,660 (c)
	Philip Morris International, Inc.
3,105,000	5.13%, due 2/15/2030	3,156,242
1,513,000	5.75%, due 11/17/2032	1,583,256
		9,592,521
Airlines 0.2%
1,938,856	United Airlines Pass-Through Trust, 5.88%, due 4/15/2029	1,961,004
Auto Manufacturers 0.3%
2,500,000	General Motors Co., 6.80%, due 10/1/2027	2,627,620
Banks 4.9%
3,400,000	Banco Santander SA, 6.92%, due 8/8/2033	3,645,547
1,975,000	Barclays PLC, 7.12%, due 6/27/2034	2,137,544 (h)
5,210,000	BPCE SA, 5.94%, due 5/30/2035	5,313,185 (c)(h)
1,305,000	Citibank N.A., 5.57%, due 4/30/2034	1,357,445
1,515,000	Citigroup, Inc., 3.89%, due 1/10/2028	1,478,166 (h)
1,345,000	HSBC Holdings PLC, 6.00%, due 5/22/2027	1,316,667 (h)(i)
1,910,000	JPMorgan Chase & Co., 6.25%, due 10/23/2034	2,067,501 (h)
900,000	Kreditanstalt fuer Wiederaufbau, 4.38%, due 2/28/2034	917,914
1,890,000	Lloyds Banking Group PLC, 5.68%, due 1/5/2035	1,935,822 (h)
	Morgan Stanley
1,890,000	3.63%, due 1/20/2027	1,845,230
1,010,000	5.42%, due 7/21/2034	1,025,182 (h)
1,340,000	5.83%, due 4/19/2035	1,400,026 (h)
2,005,000	5.95%, due 1/19/2038	2,048,178 (h)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Banks – cont'd
	Santander Holdings USA, Inc.
$625,000	6.12%, due 5/31/2027	$633,223 (h)
2,150,000	6.34%, due 5/31/2035	2,202,906 (h)
3,215,000	Societe Generale SA, 1.49%, due 12/14/2026	3,043,703 (c)(h)
1,820,000	Truist Financial Corp., 5.71%, due 1/24/2035	1,860,810 (h)
2,125,000	U.S. Bancorp, 5.68%, due 1/23/2035	2,182,699 (h)
1,065,000	UBS AG, 5.65%, due 9/11/2028	1,102,666
2,245,000	Wells Fargo & Co., 5.50%, due 1/23/2035	2,288,467 (h)
		39,802,881
Biotechnology 0.1%
1,100,000	Amgen, Inc., 5.75%, due 3/2/2063	1,107,412
Building Materials 0.3%
2,267,000	Carrier Global Corp., 5.90%, due 3/15/2034	2,425,816
Computers 0.0%(j)
395,000	IBM International Capital Pte. Ltd., 5.30%, due 2/5/2054	380,115
Diversified Financial Services 0.2%
1,295,000	American Express Co., 6.49%, due 10/30/2031	1,408,712 (h)
Electric 1.9%
1,545,000	DTE Energy Co., 4.95%, due 7/1/2027	1,550,705 (k)
1,150,000	Eversource Energy, 5.50%, due 1/1/2034	1,158,713
1,465,000	Indianapolis Power & Light Co., 5.70%, due 4/1/2054	1,480,126 (c)
1,535,000	National Grid PLC, 5.42%, due 1/11/2034	1,539,977
1,245,000	NextEra Energy Capital Holdings, Inc., 4.90%, due 2/28/2028	1,251,332
	Pacific Gas & Electric Co.
1,140,000	6.40%, due 6/15/2033	1,206,273
1,495,000	6.95%, due 3/15/2034	1,649,265
1,170,000	4.95%, due 7/1/2050	997,244
610,000	PPL Electric Utilities Corp., 4.85%, due 2/15/2034	608,738
2,533,000	Southern Co., 5.20%, due 6/15/2033	2,546,944
1,332,000	Tampa Electric Co., 4.90%, due 3/1/2029	1,347,180
		15,336,497
Entertainment 0.8%
8,345,000	Warnermedia Holdings, Inc., 5.05%, due 3/15/2042	6,583,233
Food 0.1%
875,000	Campbell Soup Co., 4.80%, due 3/15/2048	779,632
Gas 0.2%
1,580,000	Southern Co. Gas Capital Corp., 1.75%, due 1/15/2031	1,306,867
Hand - Machine Tools 0.5%
	Regal Rexnord Corp.
430,000	6.05%, due 4/15/2028	440,644
3,705,000	6.40%, due 4/15/2033	3,870,057
		4,310,701
Healthcare - Products 0.1%
760,000	Solventum Corp., 6.00%, due 5/15/2064	741,343 (c)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Healthcare - Services 0.1%
$1,020,000	UnitedHealth Group, Inc., 5.38%, due 4/15/2054	$1,012,165
Insurance 0.8%
	Aon North America, Inc.
1,640,000	5.15%, due 3/1/2029	1,665,804
1,120,000	5.30%, due 3/1/2031	1,141,145
3,325,000	5.45%, due 3/1/2034	3,393,484
420,000	5.75%, due 3/1/2054	423,659
		6,624,092
Multi-National 2.3%
1,520,000	Asian Infrastructure Investment Bank, 4.25%, due 3/13/2034	1,524,604
1,490,000	Corp. Andina de Fomento, 5.00%, due 1/24/2029	1,511,741
1,645,000	Council of Europe Development Bank, 4.13%, due 1/24/2029	1,650,786
1,365,000	European Bank for Reconstruction & Development, 4.25%, due 3/13/2034	1,373,406
	European Investment Bank
1,240,000	4.38%, due 10/10/2031	1,258,662
1,505,000	4.13%, due 2/13/2034	1,502,430
1,440,000	Inter-American Development Bank, 4.38%, due 7/17/2034	1,462,949
1,925,000	Inter-American Investment Corp., 4.25%, due 2/14/2029	1,930,804
2,085,000	International Bank for Reconstruction & Development, 4.50%, due 4/10/2031	2,142,618
2,690,000	International Finance Corp., 4.25%, due 7/2/2029	2,718,739
2,160,000	Nordic Investment Bank, 4.25%, due 2/28/2029	2,178,587
		19,255,326
Office - Business Equipment 0.1%
658,000	CDW LLC/CDW Finance Corp., 2.67%, due 12/1/2026	622,150
Oil & Gas 2.1%
	Diamondback Energy, Inc.
765,000	5.20%, due 4/18/2027	773,418
1,140,000	5.15%, due 1/30/2030	1,157,865
1,100,000	5.75%, due 4/18/2054	1,088,823
1,205,000	5.90%, due 4/18/2064	1,198,532
1,925,000	Marathon Petroleum Corp., 4.70%, due 5/1/2025	1,914,276
	Occidental Petroleum Corp.
1,170,000	5.20%, due 8/1/2029	1,177,114
1,163,000	6.13%, due 1/1/2031	1,214,679
2,045,000	Ovintiv, Inc., 7.10%, due 7/15/2053	2,284,509
2,600,000	Phillips 66, 1.30%, due 2/15/2026	2,459,097
	TotalEnergies Capital SA
905,000	5.15%, due 4/5/2034	925,435
1,135,000	5.49%, due 4/5/2054	1,148,177
1,675,000	5.64%, due 4/5/2064	1,702,044
		17,043,969
Pharmaceuticals 1.4%
	AbbVie, Inc.
1,350,000	4.95%, due 3/15/2031	1,376,525
637,000	4.05%, due 11/21/2039	569,019
1,065,000	5.40%, due 3/15/2054	1,078,912
1,200,000	5.50%, due 3/15/2064	1,213,680
1,245,000	Bristol-Myers Squibb Co., 5.65%, due 2/22/2064	1,253,094
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Pharmaceuticals – cont'd
	CVS Health Corp.
$1,700,000	3.00%, due 8/15/2026	$1,639,068
1,080,000	5.88%, due 6/1/2053	1,060,514
1,090,000	6.05%, due 6/1/2054	1,096,122
2,080,000	Pfizer Investment Enterprises Pte. Ltd., 5.34%, due 5/19/2063	2,026,547
		11,313,481
Pipelines 0.8%
	Enbridge, Inc.
220,000	5.30%, due 4/5/2029	224,037
1,130,000	5.70%, due 3/8/2033	1,166,758
1,435,000	5.63%, due 4/5/2034	1,469,080
740,000	5.95%, due 4/5/2054	750,755
2,365,000	Energy Transfer LP, 5.95%, due 5/15/2054	2,335,403
430,000	Northern Natural Gas Co., 5.63%, due 2/1/2054	431,351 (c)
		6,377,384
Retail 0.3%
	Home Depot, Inc.
1,540,000	4.95%, due 6/25/2034	1,555,104
525,000	5.30%, due 6/25/2054	522,426
755,000	5.40%, due 6/25/2064	756,318
		2,833,848
Semiconductors 2.0%
	Broadcom, Inc.
1,560,000	5.05%, due 7/12/2029	1,579,215
1,355,000	5.15%, due 11/15/2031	1,372,586
2,365,000	3.42%, due 4/15/2033	2,087,972 (c)
2,320,000	3.19%, due 11/15/2036	1,892,249 (c)
5,270,000	Foundry JV Holdco LLC, 6.25%, due 1/25/2035	5,539,609 (c)
	Intel Corp.
2,265,000	5.15%, due 2/21/2034	2,293,394
825,000	5.60%, due 2/21/2054	819,953
450,000	5.90%, due 2/10/2063	460,649
		16,045,627
Software 0.5%
	Adobe, Inc.
1,810,000	4.80%, due 4/4/2029	1,842,418
1,700,000	4.95%, due 4/4/2034	1,731,685
825,000	Oracle Corp., 3.60%, due 4/1/2050	591,430
		4,165,533
Telecommunications 2.3%
1,595,000	AT&T, Inc., 3.50%, due 9/15/2053	1,115,125
	Cisco Systems, Inc.
2,540,000	4.85%, due 2/26/2029	2,587,333
2,150,000	4.95%, due 2/26/2031	2,197,723
2,185,000	5.05%, due 2/26/2034	2,234,687
750,000	5.30%, due 2/26/2054	755,863
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Telecommunications – cont'd
	T-Mobile USA, Inc.
$2,310,000	3.38%, due 4/15/2029	$2,165,088
2,055,000	2.55%, due 2/15/2031	1,785,536
1,775,000	6.00%, due 6/15/2054	1,877,246
1,450,000	Verizon Communications, Inc., 5.05%, due 5/9/2033	1,460,851
	Vodafone Group PLC
1,545,000	5.75%, due 6/28/2054	1,533,310
1,160,000	5.88%, due 6/28/2064	1,144,528
		18,857,290
Total Corporate Bonds (Cost $200,230,730)		203,927,554
Foreign Government Securities 1.4%
970,000	Japan Bank for International Cooperation, 4.63%, due 4/17/2034	993,424
	Province of Alberta
3,120,000	4.50%, due 6/26/2029	3,164,443
1,000,000	4.50%, due 1/24/2034	1,003,040
1,320,000	Province of British Columbia, 4.75%, due 6/12/2034	1,347,552
1,195,000	Province of Manitoba, 4.90%, due 5/31/2034	1,233,835
1,815,000	Province of Ontario, 5.05%, due 4/24/2034	1,897,974
1,610,000	Province of Quebec, 4.50%, due 4/3/2029	1,631,181
Total Foreign Government Securities (Cost $11,006,065)		11,271,449
Number of Shares

Short-Term Investments 1.4%
Investment Companies 1.4%
11,408,297	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.26%(l) (Cost $11,408,297)	11,408,297
Total Investments 100.2% (Cost $829,640,156)		819,497,512
Liabilities Less Other Assets (0.2)%		(1,676,941)(m)
Net Assets 100.0%		$817,820,571

(a)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(b)	Principal only security. This security entitles the holder to receive principal payments from an underlying pool of assets or on the security itself.
(c)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2024, these securities amounted to $149,760,916, which represents 18.3% of net assets of the Fund.

(d)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31,
2024.

(e)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2024 and changes periodically.
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
(f)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only"
holding.

(g)	All or a portion of this security was purchased on a delayed delivery basis.
(h)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(i)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(j)	Represents less than 0.05% of net assets of the Fund.
(k)	When-issued security. Total value of all such securities at July 31, 2024 amounted to $1,550,705, which represents 0.2% of net assets of the Fund.
(l)	Represents 7-day effective yield as of July 31, 2024.
(m)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2024.
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$723,758,321	88.5%
Supranational	19,255,326	2.4%
United Kingdom	15,296,910	1.9%
Canada	13,888,655	1.7%
France	12,132,544	1.5%
Cayman Islands	11,195,345	1.4%
Jersey	4,020,723	0.5%
Spain	3,645,547	0.4%
Ireland	1,881,840	0.2%
Switzerland	1,102,666	0.1%
Japan	993,424	0.1%
Germany	917,914	0.1%
Short-Term Investments and Other Liabilities—Net	9,731,356	1.2%
	$817,820,571	100.0%
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At July 31, 2024, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2024	98	U.S. Treasury Long Bond	$11,836,563	$202,286
9/2024	113	U.S. Treasury Note, 10 Year	12,634,813	177,415
9/2024	242	U.S. Treasury Note, 2 Year	49,698,859	419,825
9/2024	549	U.S. Treasury Note, 5 Year	59,231,953	681,570
9/2024	20	U.S. Treasury Ultra Bond	2,559,375	80,884
Total Long Positions			$135,961,563	$1,561,980

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2024	565	U.S. Treasury Note, Ultra 10 Year	$(65,301,641)	$(1,275,213)
Total Short Positions			$(65,301,641)	$(1,275,213)
Total Futures				$286,767
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$194,611,585	$—	$194,611,585
U.S. Government Agency Securities	—	4,805,587	—	4,805,587
Mortgage-Backed Securities#	—	323,346,351	—	323,346,351
Asset-Backed Securities	—	70,126,689	—	70,126,689
Corporate Bonds#	—	203,927,554	—	203,927,554
Foreign Government Securities	—	11,271,449	—	11,271,449
Short-Term Investments	—	11,408,297	—	11,408,297
Total Investments	$—	$819,497,512	$—	$819,497,512

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2024:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$1,561,980	$—	$—	$1,561,980
Liabilities	(1,275,213)	—	—	(1,275,213)
Total	$286,767	$—	$—	$286,767

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)
July 31, 2024

Principal Amount(a)		Value
Corporate Bonds 30.7%
Argentina 0.6%
$223,000	Telecom Argentina SA, 9.50%, due 7/18/2031	$220,688 (b)
103,000	Transportadora de Gas del Sur SA, 8.50%, due 7/24/2031	103,736 (b)
YPF SA
150,000	6.95%, due 7/21/2027	138,203 (c)
292,000	9.50%, due 1/17/2031	300,423 (b)
225,000	7.00%, due 12/15/2047	166,174 (c)
929,224
Azerbaijan 0.5%
Southern Gas Corridor CJSC
500,000	6.88%, due 3/24/2026	504,250 (c)
200,000	6.88%, due 3/24/2026	201,700 (c)
705,950
Bahrain 0.1%
200,000	Bapco Energies BSC Closed, 8.38%, due 11/7/2028	214,587 (c)
Brazil 2.6%
200,000	Aegea Finance SARL, 9.00%, due 1/20/2031	210,972 (c)
200,000	Ambipar Lux SARL, 9.88%, due 2/6/2031	196,194 (c)
200,000	Banco BTG Pactual SA, 6.25%, due 4/8/2029	204,000 (b)
200,000	Braskem Netherlands Finance BV, 4.50%, due 1/31/2030	172,953 (c)
300,000	CSN Resources SA, 4.63%, due 6/10/2031	239,185 (c)
233,000	FS Luxembourg SARL, 8.88%, due 2/12/2031	228,658 (b)
201,000	Klabin Austria GmbH, 3.20%, due 1/12/2031	172,644 (b)
233,949	MC Brazil Downstream Trading SARL, 7.25%, due 6/30/2031	216,500 (c)
200,000	Minerva Luxembourg SA, 4.38%, due 3/18/2031	168,506 (c)
258,000	Movida Europe SA, 7.85%, due 4/11/2029	242,006 (b)
246,738	MV24 Capital BV, 6.75%, due 6/1/2034	233,484 (b)
200,000	Nexa Resources SA, 6.75%, due 4/9/2034	203,232 (b)
200,000	Raizen Fuels Finance SA, 6.95%, due 3/5/2054	206,582 (b)
164,000	Rede D'or Finance SARL, 4.50%, due 1/22/2030	147,682 (c)
Samarco Mineracao SA
42,123	8.50% Cash/0.50% PIK, due 6/30/2031	39,026 (c)(d)
142,166	8.50% Cash/0.50% PIK, due 6/30/2031	131,712 (b)(d)
200,000	Suzano Austria GmbH, 3.75%, due 1/15/2031	177,389
200,000	Trident Energy Finance PLC, 12.50%, due 11/30/2029	207,800 (b)
258,000	XP, Inc., 6.75%, due 7/2/2029	262,334 (b)
200,000	Yinson Boronia Production BV, 8.95%, due 7/31/2042	202,774 (b)
3,863,633
Chile 1.8%
279,000	AES Andes SA, 8.15%, due 6/10/2055	284,824 (b)(e)
150,000	Agrosuper SA, 4.60%, due 1/20/2032	133,436 (b)
200,000	Antofagasta PLC, 5.63%, due 5/13/2032	201,427 (c)
200,000	Banco de Chile, 2.99%, due 12/9/2031	174,086 (c)
200,000	Banco de Credito e Inversiones SA, 8.75%, due 2/8/2029	210,500 (b)(e)(f)
250,000	Banco Santander Chile, 3.18%, due 10/26/2031	220,989 (c)
200,000	Celulosa Arauco y Constitucion SA, 5.15%, due 1/29/2050	171,313 (c)
227,000	Cencosud SA, 5.95%, due 5/28/2031	230,371 (b)
200,000	Cia Cervecerias Unidas SA, 3.35%, due 1/19/2032	175,874 (c)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Chile – cont'd
	$200,000	Corp. Nacional del Cobre de Chile, 3.70%, due 1/30/2050	$138,933 (b)
	200,000	Empresa Nacional del Petroleo, 3.45%, due 9/16/2031	174,626 (b)
	278,000	Inversiones CMPC SA, 6.13%, due 2/26/2034	284,536 (b)
	200,000	VTR Finance NV, 6.38%, due 7/15/2028	181,777 (b)
2,582,692
China 1.5%
BOC Aviation Ltd.
	200,000	4.50%, due 5/23/2028	197,408 (c)
	400,000	3.00%, due 9/11/2029	366,479 (c)
	200,000	ENN Clean Energy International Investment Ltd., 3.38%, due 5/12/2026	193,195 (c)
	200,000	Franshion Brilliant Ltd., 4.25%, due 7/23/2029	154,500 (c)
	200,000	Huarong Finance 2017 Co. Ltd., 4.25%, due 11/7/2027	187,430 (c)
	200,000	Lenovo Group Ltd., 3.42%, due 11/2/2030	180,835 (c)
Prosus NV
	200,000	3.68%, due 1/21/2030	180,095 (c)
	200,000	4.19%, due 1/19/2032	178,705 (c)
	200,000	3.83%, due 2/8/2051	132,113 (c)
	232,000	SF Holding Investment 2021 Ltd., 3.13%, due 11/17/2031	206,906 (c)
	200,000	Tencent Holdings Ltd., 3.68%, due 4/22/2041	160,055 (c)
2,137,721
Colombia 1.3%
	200,000	Banco Davivienda SA, 6.65%, due 4/22/2031	153,957 (c)(e)(f)
Bancolombia SA
	200,000	4.63%, due 12/18/2029	198,042 (e)
	260,000	8.63%, due 12/24/2034	269,313 (e)
Ecopetrol SA
	200,000	8.88%, due 1/13/2033	208,990
	200,000	5.88%, due 5/28/2045	144,441
Empresas Publicas de Medellin ESP
COP	807,000,000	7.63%, due 9/10/2024	197,586 (b)
COP	1,261,000,000	8.38%, due 11/8/2027	276,199 (b)
COP	437,000,000	Financiera de Desarrollo Territorial SA Findeter, 7.88%, due 8/12/2024	107,646 (b)
	$200,000	Grupo Aval Ltd., 4.38%, due 2/4/2030	170,209 (c)
	221,000	SierraCol Energy Andina LLC, 6.00%, due 6/15/2028	198,683 (b)
1,925,066
Ghana 0.3%
	200,000	Kosmos Energy Ltd., 7.13%, due 4/4/2026	197,706 (b)
	171,000	Tullow Oil PLC, 10.25%, due 5/15/2026	165,115 (b)
362,821
Guatemala 0.6%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL
	200,000	5.25%, due 4/27/2029	191,933 (b)
	20,000	5.25%, due 4/27/2029	19,195 (c)
	200,000	CT Trust, 5.13%, due 2/3/2032	178,472 (b)
	200,000	Investment Energy Resources Ltd., 6.25%, due 4/26/2029	192,918 (b)
	270,000	Millicom International Cellular SA, 6.25%, due 3/25/2029	264,052 (c)
846,570
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Hong Kong 0.9%
AIA Group Ltd.
	$200,000	5.38%, due 4/5/2034	$201,332 (b)
	200,000	3.20%, due 9/16/2040	150,508 (c)
	200,000	FWD Group Holdings Ltd., 6.38%, due 9/13/2024	199,800 (c)(e)(f)
	400,000	Melco Resorts Finance Ltd., 5.75%, due 7/21/2028	374,813 (c)
	200,000	Prudential Funding Asia PLC, 2.95%, due 11/3/2033	180,178 (c)(e)
	200,000	Sun Hung Kai Properties Capital Market Ltd., 2.88%, due 1/21/2030	180,407 (c)
1,287,038
India 1.6%
Adani Ports & Special Economic Zone Ltd.
	200,000	4.20%, due 8/4/2027	188,991 (c)
	200,000	4.38%, due 7/3/2029	183,553 (c)
	200,000	Axis Bank Ltd./Gandhinagar, 4.10%, due 9/8/2026	188,216 (c)(e)(f)
	182,000	Greenko Dutch BV, 3.85%, due 3/29/2026	174,038 (b)
	278,000	HDFC Bank Ltd., 3.70%, due 8/25/2026	260,590 (c)(e)(f)
	200,000	Indian Railway Finance Corp. Ltd., 3.25%, due 2/13/2030	182,740 (c)
	200,000	JSW Steel Ltd., 5.05%, due 4/5/2032	183,407 (c)
	200,000	Network i2i Ltd., 5.65%, due 1/15/2025	199,238 (c)(e)(f)
	200,000	Power Finance Corp. Ltd., 3.95%, due 4/23/2030	187,080 (c)
	313,000	Reliance Industries Ltd., 2.88%, due 1/12/2032	270,089 (b)
	200,000	ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, due 7/14/2028	184,084 (c)
	168,000	Vedanta Resources Finance II PLC, 13.88%, due 12/9/2028	167,742 (c)
2,369,768
Indonesia 0.9%
	400,000	Bank Negara Indonesia Persero Tbk. PT, 4.30%, due 3/24/2027	375,473 (c)(e)(f)
	200,000	Indofood CBP Sukses Makmur Tbk. PT, 3.54%, due 4/27/2032	175,132 (c)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
EUR	200,000	1.88%, due 11/5/2031	183,707 (c)
EUR	200,000	1.88%, due 11/5/2031	183,708 (b)
	$200,000	5.25%, due 5/15/2047	177,363 (c)
	200,000	6.15%, due 5/21/2048	199,275 (b)
1,294,658
Israel 0.5%
	250,000	Bank Leumi Le-Israel BM, 3.28%, due 1/29/2031	233,219 (c)(e)
Energean Israel Finance Ltd.
	150,000	4.88%, due 3/30/2026	142,245 (c)
	10,000	8.50%, due 9/30/2033	9,541 (c)
Teva Pharmaceutical Finance Netherlands III BV
	200,000	3.15%, due 10/1/2026	189,400
	200,000	4.10%, due 10/1/2046	140,847
715,252
Kazakhstan 0.6%
KazMunayGas National Co. JSC
	200,000	4.75%, due 4/19/2027	194,963 (c)
	250,000	5.38%, due 4/24/2030	244,485 (c)
	360,000	5.75%, due 4/19/2047	314,637 (c)
	200,000	Tengizchevroil Finance Co. International Ltd., 3.25%, due 8/15/2030	166,434 (b)
920,519
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Korea 0.9%
	$200,000	Hanwha Life Insurance Co. Ltd., 3.38%, due 2/4/2032	$190,158 (c)(e)
	200,000	Kookmin Bank, 2.50%, due 11/4/2030	171,090 (c)
	200,000	Kyobo Life Insurance Co. Ltd., 5.90%, due 6/15/2052	199,564 (c)(e)
	200,000	Shinhan Bank Co. Ltd., 4.38%, due 4/13/2032	187,519 (b)
SK Hynix, Inc.
	200,000	6.38%, due 1/17/2028	207,935 (b)
	200,000	6.50%, due 1/17/2033	215,945 (b)
	200,000	Woori Bank, 6.38%, due 7/24/2029	200,061 (b)(e)(f)
1,372,272
Kuwait 0.5%
	200,000	MEGlobal BV, 2.63%, due 4/28/2028	181,404 (c)
	200,000	MEGlobal Canada ULC, 5.88%, due 5/18/2030	203,977 (c)
	200,000	NBK SPC Ltd., 5.50%, due 6/6/2030	202,823 (b)(e)
	200,000	NBK Tier 1 Financing 2 Ltd., 4.50%, due 8/27/2025	194,512 (b)(e)(f)
782,716
Macau 0.9%
	650,000	Sands China Ltd., 5.40%, due 8/8/2028	640,623
	300,000	Studio City Finance Ltd., 6.50%, due 1/15/2028	287,454 (c)
	400,000	Wynn Macau Ltd., 5.63%, due 8/26/2028	378,849 (c)
1,306,926
Malaysia 0.4%
	200,000	Axiata Spv5 Labuan Ltd., 3.06%, due 8/19/2050	134,574 (c)
	250,000	GENM Capital Labuan Ltd., 3.88%, due 4/19/2031	222,769 (c)
	200,000	TNB Global Ventures Capital Bhd., 4.85%, due 11/1/2028	200,381 (c)
557,724
Mexico 2.3%
	200,000	Alfa SAB de CV, 6.88%, due 3/25/2044	210,213 (c)
	208,000	BBVA Bancomer SA, 8.13%, due 1/8/2039	213,498 (b)(e)
	200,000	Bimbo Bakeries USA, Inc., 5.38%, due 1/9/2036	199,646 (b)
	200,000	Braskem Idesa SAPI, 7.45%, due 11/15/2029	160,989 (c)
	200,000	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, due 2/15/2039	210,689 (b)
Cemex SAB de CV
	200,000	5.13%, due 6/8/2026	195,163 (c)(e)(f)
	222,000	9.13%, due 3/14/2028	239,452 (b)(e)(f)
	200,000	Cibanco SA Ibm/PLA Administradora Industrial S de Real de CV, 4.96%, due 7/18/2029	190,062 (b)
Comision Federal de Electricidad
MXN	6,480,000	7.35%, due 11/25/2025	327,189
	$400,000	4.69%, due 5/15/2029	381,347 (b)
	200,000	3.35%, due 2/9/2031	168,945 (b)
Petroleos Mexicanos
	904,000	7.69%, due 1/23/2050	663,938
	69,000	6.95%, due 1/28/2060	46,534
	200,000	Trust Fibra Uno, 7.38%, due 2/13/2034	199,519 (b)
3,407,184
Nigeria 0.4%
	400,000	IHS Netherlands Holdco BV, 8.00%, due 9/18/2027	389,840 (c)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Nigeria – cont'd
$200,000	SEPLAT Energy PLC, 7.75%, due 4/1/2026	$197,323 (b)
587,163
Oman 0.3%
200,000	Bank Muscat SAOG, 4.75%, due 3/17/2026	196,358 (c)
242,000	Oztel Holdings SPC Ltd., 6.63%, due 4/24/2028	247,462 (b)
443,820
Panama 0.2%
200,000	Empresa de Transmision Electrica SA, 5.13%, due 5/2/2049	148,264 (c)
200,000	Telecomunicaciones Digitales SA, 4.50%, due 1/30/2030	178,767 (c)
327,031
Paraguay 0.1%
200,000	Telefonica Celular del Paraguay SA, 5.88%, due 4/15/2027	197,558 (b)
Peru 0.8%
125,000	Banco de Credito del Peru SA, 3.13%, due 7/1/2030	121,165 (c)(e)
200,000	Cia de Minas Buenaventura SAA, 5.50%, due 7/23/2026	194,423 (c)
200,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru, 8.55%, due 9/18/2033	218,250 (b)
200,000	Minsur SA, 4.50%, due 10/28/2031	179,074 (c)
Petroleos del Peru SA
247,000	5.63%, due 6/19/2047	157,799 (b)
200,000	5.63%, due 6/19/2047	127,772 (c)
200,000	Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, due 7/3/2036	204,472 (b)
1,202,955
Philippines 0.2%
240,000	Globe Telecom, Inc., 4.20%, due 8/2/2026	231,014 (c)(e)(f)
Qatar 0.6%
200,000	CBQ Finance Ltd., 2.00%, due 5/12/2026	188,640 (c)
200,000	Commercial Bank PSQC, 4.50%, due 3/3/2026	189,127 (c)(e)(f)
200,000	Ooredoo International Finance Ltd., 2.63%, due 4/8/2031	175,123 (b)
QatarEnergy
200,000	3.13%, due 7/12/2041	151,380 (b)
200,000	3.30%, due 7/12/2051	142,314 (b)
846,584
Russia 0.0%(g)
300,000	Vnesheconombank Via VEB Finance PLC, 6.80%, due 11/22/2025	15,771 (c)(h)
Saudi Arabia 0.6%
200,000	BSF Finance, 5.50%, due 11/23/2027	202,119 (c)
200,000	EIG Pearl Holdings SARL, 4.39%, due 11/30/2046	157,600 (c)
Saudi Arabian Oil Co.
400,000	4.25%, due 4/16/2039	352,740 (c)
200,000	4.38%, due 4/16/2049	165,193 (c)
877,652
Singapore 0.3%
200,000	GLP Pte. Ltd., 3.88%, due 6/4/2025	188,232 (c)
240,000	United Overseas Bank Ltd., 2.00%, due 10/14/2031	224,448 (b)(e)
412,680
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
South Africa 0.4%
	$200,000	Anglo American Capital PLC, 3.88%, due 3/16/2029	$190,476 (c)
	200,000	Bidvest Group U.K. PLC, 3.63%, due 9/23/2026	189,770 (c)
	260,000	Sasol Financing USA LLC, 8.75%, due 5/3/2029	269,275 (b)
649,521
Supranational 2.4%
	200,000	Africa Finance Corp., 2.88%, due 4/28/2028	178,927 (c)
Asian Development Bank
COP	704,000,000	11.20%, due 1/31/2025	172,880
COP	1,257,000,000	12.75%, due 3/3/2025	313,551
COP	771,000,000	13.00%, due 3/7/2025	192,044
COP	1,619,000,000	10.10%, due 1/23/2026	400,937
MXN	4,000,000	0.00%, due 4/20/2043	35,264
MXN	4,800,000	Asian Infrastructure Investment Bank, 0.00%, due 2/8/2038	68,188 (c)
Banque Ouest Africaine de Developpement
	$205,000	5.00%, due 7/27/2027	196,948 (b)
	200,000	4.70%, due 10/22/2031	176,044 (b)
International Bank for Reconstruction & Development
INR	72,100,000	6.75%, due 7/13/2029	853,485
INR	59,100,000	6.50%, due 4/17/2030	686,052
COP	990,000,000	International Finance Corp., 0.00%, due 8/16/2028	167,989
3,442,309
Switzerland 0.1%
	$200,000	Consolidated Energy Finance SA, 12.00%, due 2/15/2031	197,449 (b)
Taiwan 0.1%
	209,000	TSMC Arizona Corp., 4.25%, due 4/22/2032	206,362
Thailand 0.7%
Bangkok Bank PCL
	200,000	5.00%, due 9/23/2025	196,260 (c)(e)(f)
	200,000	4.30%, due 6/15/2027	196,692 (b)
	200,000	3.73%, due 9/25/2034	181,021 (c)(e)
	200,000	Kasikornbank PCL, 3.34%, due 10/2/2031	188,560 (c)(e)
	300,000	Thaioil Treasury Center Co. Ltd., 3.75%, due 6/18/2050	216,135 (c)
978,668
Turkey 1.6%
	200,000	Akbank TAS, 9.37%, due 3/14/2029	199,712 (b)(e)(f)
	200,000	Limak Cimento Sanayi ve Ticaret AS, 9.75%, due 7/25/2029	200,000 (b)
	200,000	Mersin Uluslararasi Liman Isletmeciligi AS, 8.25%, due 11/15/2028	205,519 (c)
	200,000	Sisecam U.K. PLC, 8.63%, due 5/2/2032	203,876 (b)
	240,000	Turkiye Is Bankasi AS, 7.75%, due 6/12/2029	242,422 (b)
Turkiye Vakiflar Bankasi TAO
	280,000	9.00%, due 10/12/2028	295,288 (b)
	240,000	10.12%, due 4/24/2029	246,312 (b)(e)(f)
	240,000	WE Soda Investments Holding PLC, 9.50%, due 10/6/2028	246,294 (b)
Yapi ve Kredi Bankasi AS
	200,000	9.25%, due 10/16/2028	213,795 (b)
	260,000	9.74%, due 4/4/2029	261,443 (b)(e)(f)
2,314,661
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Ukraine 0.1%
EUR	111,000	NAK Naftogaz Ukraine via Kondor Finance PLC, 7.13%, due 7/19/2026	$89,581 (c)(h)
United Arab Emirates 1.4%
	$400,000	Abu Dhabi Crude Oil Pipeline LLC, 4.60%, due 11/2/2047	360,268 (c)
	200,000	Abu Dhabi National Energy Co. PJSC, 2.00%, due 4/29/2028	181,010 (b)
	200,000	DIB Sukuk Ltd., 2.95%, due 1/16/2026	193,144 (c)
	400,000	DP World Ltd., 6.85%, due 7/2/2037	440,980 (c)
	200,000	Emirates NBD Bank PJSC, 6.13%, due 3/20/2025	198,581 (c)(e)(f)
Galaxy Pipeline Assets Bidco Ltd.
	200,000	2.63%, due 3/31/2036	165,728 (b)
	183,156	2.94%, due 9/30/2040	148,824 (b)
	300,000	Shelf Drilling Holdings Ltd., 9.63%, due 4/15/2029	288,490 (b)
1,977,025
United Kingdom 0.5%
	200,000	CK Hutchison International 23 Ltd., 4.88%, due 4/21/2033	198,686 (b)
	300,000	CK Hutchison International 24 Ltd., 5.50%, due 4/26/2034	310,929 (b)
	200,000	Standard Chartered PLC, 6.30%, due 7/6/2034	212,054 (b)(e)
721,669
United States 0.4%
PKR	120,000,000	Citigroup Global Markets Holdings, Inc., 0.00%, due 1/13/2025	394,997 (b)(i)(j)
	200,000	Las Vegas Sands Corp., 3.90%, due 8/8/2029	184,879
579,876
Venezuela 0.3%
Petroleos de Venezuela SA
	1,347,609	6.00%, due 5/16/2024	155,649 (c)(h)
	1,631,452	6.00%, due 11/15/2026	183,538 (c)(h)
	650,000	5.38%, due 4/12/2027	72,317 (c)(h)
	784,800	5.38%, due 4/12/2027	87,298 (c)(h)
498,802
Zambia 0.4%
First Quantum Minerals Ltd.
	200,000	6.88%, due 10/15/2027	196,654 (b)
	450,000	8.63%, due 6/1/2031	447,744 (c)
644,398

Total Corporate Bonds (Cost $48,171,580)			45,024,870
Foreign Government Securities 69.5%
Angola 0.5%
Angolan Government International Bonds
	400,000	8.75%, due 4/14/2032	357,331 (c)
	258,000	9.38%, due 5/8/2048	216,720 (c)
	200,000	9.13%, due 11/26/2049	164,827 (c)
738,878
Argentina 1.1%
Argentine Republic Government International Bonds
	150,000	1.00%, due 7/9/2029	86,243
	1,069,440	0.75%, due 7/9/2030	576,428 (k)
EUR	102,074	0.13%, due 7/9/2030	56,550
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Argentina – cont'd
	$1,541,969	4.13%, due 7/9/2035	$643,604 (k)
	550,000	4.13%, due 7/9/2046	241,431 (k)
EUR	137,036	Provincia de Buenos Aires/Government Bonds, 4.50%, due 9/1/2037	57,098 (b)(k)
			1,661,354
Armenia 0.1%
	$200,000	Republic of Armenia International Bonds, 3.60%, due 2/2/2031	164,458 (c)
Azerbaijan 0.7%
		Republic of Azerbaijan International Bonds
	400,000	5.13%, due 9/1/2029	392,080 (c)
	200,000	3.50%, due 9/1/2032	173,402 (c)
		State Oil Co. of the Azerbaijan Republic
	310,000	6.95%, due 3/18/2030	320,573 (c)
	200,000	6.95%, due 3/18/2030	206,822 (c)
			1,092,877
Bahamas 0.1%
	200,000	Bahamas Government International Bonds, 6.00%, due 11/21/2028	184,000 (c)
Benin 0.1%
EUR	200,000	Benin Government International Bonds, 4.95%, due 1/22/2035	172,386 (c)
Bermuda 0.3%
		Bermuda Government International Bonds
	$200,000	3.72%, due 1/25/2027	192,000 (c)
	290,000	4.75%, due 2/15/2029	283,185 (c)
			475,185
Brazil 3.4%
		Brazil Government International Bonds
	300,000	6.25%, due 3/18/2031	302,593
	420,000	6.00%, due 10/20/2033	412,858
	470,000	5.00%, due 1/27/2045	368,674
BRL	2,194,000	Brazil Letras do Tesouro Nacional, 9.59%, due 7/1/2025	351,997 (l)
	$160,000	Brazil Minas SPE via State of Minas Gerais, 5.33%, due 2/15/2028	158,000 (c)
		Brazil Notas do Tesouro Nacional
BRL	7,000,000	10.00%, due 1/1/2027	1,194,538
BRL	4,000,000	10.00%, due 1/1/2029	664,305
BRL	8,000,000	10.00%, due 1/1/2031	1,299,033
BRL	1,824,000	10.00%, due 1/1/2033	292,069
			5,044,067
Cameroon, Republic of 0.1%
EUR	181,000	Republic of Cameroon International Bonds, 5.95%, due 7/7/2032	153,360 (c)
Chile 1.2%
CLP	169,105,275	Bonos de la Tesoreria de la Republica, 1.90%, due 9/1/2030	172,239 (m)
		Bonos de la Tesoreria de la Republica en pesos
CLP	540,000,000	4.70%, due 9/1/2030	539,010 (c)
CLP	140,000,000	6.00%, due 4/1/2033	149,249 (c)
CLP	110,000,000	2.80%, due 10/1/2033	90,600 (c)
CLP	155,000,000	7.00%, due 5/1/2034	177,185 (c)
CLP	120,000,000	5.00%, due 3/1/2035	118,107
CLP	30,000,000	5.10%, due 7/15/2050	28,266
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Chile – cont'd
		Chile Government International Bonds
EUR	120,000	3.88%, due 7/9/2031	$131,353
EUR	173,841	4.13%, due 7/5/2034	192,466
	$200,000	3.25%, due 9/21/2071	126,542
			1,725,017
China 3.2%
		China Government Bonds
CNY	200,000	1.99%, due 4/9/2025	27,780
CNY	1,200,000	3.12%, due 12/5/2026	171,893
CNY	1,200,000	2.04%, due 2/25/2027	167,602
CNY	1,000,000	2.64%, due 1/15/2028	142,354
CNY	500,000	3.01%, due 5/13/2028	72,306
CNY	5,740,000	2.05%, due 4/15/2029	803,640
CNY	2,150,000	2.80%, due 3/25/2030	311,003
CNY	2,800,000	2.62%, due 6/25/2030	401,415
CNY	2,850,000	2.60%, due 9/15/2030	408,128
CNY	1,020,000	2.28%, due 3/25/2031	143,774
CNY	200,000	3.02%, due 5/27/2031	29,510
CNY	900,000	2.89%, due 11/18/2031	131,932
CNY	400,000	2.75%, due 2/17/2032	58,071
CNY	900,000	2.60%, due 9/1/2032	129,515
CNY	900,000	2.80%, due 11/15/2032	131,418
CNY	3,500,000	2.67%, due 5/25/2033	506,118
CNY	600,000	2.52%, due 8/25/2033	85,749
CNY	400,000	2.35%, due 2/25/2034	56,249
CNY	250,000	3.39%, due 3/16/2050	41,287
CNY	1,700,000	3.81%, due 9/14/2050	300,375
CNY	930,000	3.12%, due 10/25/2052	148,100
CNY	500,000	3.19%, due 4/15/2053	80,863
CNY	1,860,000	3.00%, due 10/15/2053	292,073
			4,641,155
Colombia 4.5%
		Colombia Government International Bonds
	$270,000	3.00%, due 1/30/2030	224,903
	650,000	7.50%, due 2/2/2034	659,003
	260,000	6.13%, due 1/18/2041	221,045
	310,000	5.63%, due 2/26/2044	240,839
	270,000	5.20%, due 5/15/2049	193,062
		Colombian TES
COP	3,429,300,000	5.75%, due 11/3/2027	761,836
COP	6,245,200,000	6.00%, due 4/28/2028	1,369,238
COP	3,638,800,000	7.75%, due 9/18/2030	805,457
COP	518,200,000	7.00%, due 3/26/2031	107,733
COP	3,657,300,000	7.00%, due 6/30/2032	736,573
COP	2,329,200,000	13.25%, due 2/9/2033	654,203
COP	1,818,400,000	7.25%, due 10/18/2034	351,899
COP	1,139,100,000	9.25%, due 5/28/2042	231,574
			6,557,365
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Costa Rica 0.4%
		Costa Rica Government International Bonds
CRC	40,600,000	10.58%, due 9/26/2029	$92,441 (b)
	$200,000	6.55%, due 4/3/2034	206,500 (c)
	200,000	7.30%, due 11/13/2054	213,256 (b)
			512,197
Cote D'Ivoire 1.0%
		Ivory Coast Government International Bonds
EUR	190,000	5.25%, due 3/22/2030	189,691 (c)
EUR	200,000	5.88%, due 10/17/2031	197,184 (c)
EUR	260,000	4.88%, due 1/30/2032	238,261 (c)
EUR	407,000	6.88%, due 10/17/2040	369,947 (c)
EUR	540,000	6.63%, due 3/22/2048	455,113 (c)
			1,450,196
Czech Republic 2.1%
		Czech Republic Government Bonds
CZK	6,100,000	6.00%, due 2/26/2026	268,770
CZK	6,790,000	2.75%, due 7/23/2029	278,559
CZK	3,750,000	0.05%, due 11/29/2029	132,961
CZK	20,940,000	0.95%, due 5/15/2030	770,097 (c)
CZK	10,420,000	1.20%, due 3/13/2031	380,700
CZK	5,580,000	6.20%, due 6/16/2031	273,962
CZK	5,010,000	1.75%, due 6/23/2032	185,091
CZK	13,160,000	2.00%, due 10/13/2033	484,329
CZK	1,060,000	4.90%, due 4/14/2034	49,071
CZK	4,030,000	4.20%, due 12/4/2036	177,175 (c)
CZK	1,980,000	1.95%, due 7/30/2037	67,575
CZK	2,200,000	1.50%, due 4/24/2040	66,778
			3,135,068
Dominican Republic 1.4%
		Dominican Republic International Bonds
DOP	8,000,000	9.75%, due 6/5/2026	134,701 (c)
	$150,000	5.95%, due 1/25/2027	150,271 (c)
	270,000	6.00%, due 7/19/2028	270,901 (c)
	150,000	4.88%, due 9/23/2032	137,278 (c)
	467,000	6.00%, due 2/22/2033	462,201 (c)
DOP	16,000,000	11.25%, due 9/15/2035	282,558 (b)
DOP	8,000,000	10.75%, due 6/1/2036	137,642 (b)
	$475,000	5.88%, due 1/30/2060	410,503 (c)
			1,986,055
Ecuador 0.5%
		Ecuador Government International Bonds
	102,901	6.90%, due 7/31/2030	69,499 (c)
	71,437	0.00%, due 7/31/2030	36,473 (b)
	10,483	0.00%, due 7/31/2030	5,352 (c)
	342,326	5.50%, due 7/31/2035	180,801 (b)(k)
	849,456	5.50%, due 7/31/2035	448,644 (c)(k)
	25,160	5.00%, due 7/31/2040	12,134 (c)(k)
			752,903
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Egypt 1.6%
		Egypt Government International Bonds
EUR	541,000	6.38%, due 4/11/2031	$474,033 (c)
	$200,000	8.50%, due 1/31/2047	150,590 (c)
	200,000	8.70%, due 3/1/2049	153,742 (c)
	410,000	8.70%, due 3/1/2049	315,171 (c)
	200,000	8.88%, due 5/29/2050	155,596 (c)
		Egypt Treasury Bills
EGP	14,250,000	27.22%, due 9/10/2024	285,750 (l)
EGP	10,050,000	24.26%, due 12/10/2024	189,179 (l)
EGP	38,000,000	22.48%, due 3/18/2025	671,694 (l)
			2,395,755
El Salvador 0.5%
		El Salvador Government International Bonds
	$170,000	6.38%, due 1/18/2027	155,117 (c)
	224,000	7.65%, due 6/15/2035	167,993 (c)
	596,000	9.50%, due 7/15/2052	480,218 (c)
			803,328
Ethiopia 0.2%
	400,000	Ethiopia International Bonds, 6.63%, due 12/11/2024	315,000 (c)(h)
Ghana 0.7%
		Ghana Government International Bonds
	200,000	6.38%, due 2/11/2027	100,000 (c)(h)
	200,000	7.75%, due 4/7/2029	101,075 (c)(h)
	200,000	7.63%, due 5/16/2029	100,725 (c)(h)
	400,000	10.75%, due 10/14/2030	268,770 (c)
	200,000	10.75%, due 10/14/2030	134,385 (c)
	200,000	8.63%, due 4/7/2034	102,397 (c)(h)
	200,000	7.88%, due 2/11/2035	101,850 (c)(h)
		Republic of Ghana Government Bonds
GHS	317,502	5.00% Cash/3.35% PIK, due 2/16/2027	12,775 (d)
GHS	317,971	5.00% Cash/3.50% PIK, due 2/15/2028	10,998 (d)
GHS	297,209	5.00% Cash/3.65% PIK, due 2/13/2029	9,052 (d)
GHS	297,647	5.00% Cash/3.80% PIK, due 2/12/2030	8,186 (d)
GHS	298,087	5.00% Cash/3.95% PIK, due 2/11/2031	7,537 (d)
GHS	298,525	5.00% Cash/4.10% PIK, due 2/10/2032	7,102 (d)
GHS	298,964	5.00% Cash/4.25% PIK, due 2/8/2033	6,791 (d)
			971,643
Guatemala 0.7%
		Guatemala Government Bonds
	$320,000	7.05%, due 10/4/2032	338,415 (c)
	440,000	6.60%, due 6/13/2036	445,585 (c)
	200,000	6.55%, due 2/6/2037	200,654 (c)(j)
			984,654
Hungary 1.5%
		Hungary Government Bonds
HUF	73,760,000	5.50%, due 6/24/2025	201,955
HUF	126,660,000	9.50%, due 10/21/2026	373,032
HUF	81,230,000	3.00%, due 10/27/2027	204,422
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Hungary – cont'd
HUF	96,350,000	4.50%, due 3/23/2028	$252,544
HUF	57,320,000	6.75%, due 10/22/2028	162,045
HUF	105,620,000	3.00%, due 8/21/2030	247,230
HUF	56,600,000	3.25%, due 10/22/2031	130,489
HUF	219,380,000	4.75%, due 11/24/2032	547,364
HUF	68,820,000	2.25%, due 4/20/2033	140,040
			2,259,121
India 1.7%
		India Government Bonds
INR	160,700,000	7.18%, due 8/14/2033	1,940,123
INR	18,970,000	7.18%, due 7/24/2037	229,506
INR	28,600,000	7.30%, due 6/19/2053	349,531
			2,519,160
Indonesia 6.1%
EUR	150,000	Indonesia Government International Bonds, 1.30%, due 3/23/2034	129,285
		Indonesia Treasury Bonds
IDR	2,300,000,000	7.00%, due 5/15/2027	142,866
IDR	3,304,000,000	6.13%, due 5/15/2028	199,194
IDR	14,434,000,000	6.38%, due 8/15/2028	876,583
IDR	4,375,000,000	9.00%, due 3/15/2029	292,539
IDR	24,815,000,000	6.88%, due 4/15/2029	1,534,050
IDR	1,306,000,000	6.50%, due 2/15/2031	78,793
IDR	3,604,000,000	8.75%, due 5/15/2031	243,382
IDR	1,000,000,000	6.38%, due 4/15/2032	59,655
IDR	3,500,000,000	7.50%, due 8/15/2032	223,987
IDR	16,299,000,000	7.00%, due 2/15/2033	1,006,067
IDR	7,977,000,000	6.63%, due 5/15/2033	478,975
IDR	21,421,000,000	6.63%, due 2/15/2034	1,288,963
IDR	344,000,000	8.38%, due 3/15/2034	23,226
IDR	5,600,000,000	7.50%, due 6/15/2035	357,296
IDR	1,783,000,000	8.25%, due 5/15/2036	120,536
IDR	400,000,000	6.38%, due 7/15/2037	23,432
IDR	1,205,000,000	7.50%, due 5/15/2038	76,742
IDR	16,466,000,000	7.13%, due 6/15/2038	1,018,771
IDR	1,000,000,000	7.50%, due 4/15/2040	63,867
IDR	4,250,000,000	7.13%, due 6/15/2042	261,123
IDR	7,765,000,000	7.13%, due 6/15/2043	480,402
			8,979,734
Israel 0.4%
		Israel Government International Bonds
	$220,000	5.50%, due 3/12/2034	214,771
	360,000	5.75%, due 3/12/2054	333,000
			547,771
Kazakhstan 0.2%
EUR	300,000	Kazakhstan Government International Bonds, 1.50%, due 9/30/2034	272,215 (c)
Lebanon 0.2%
		Lebanon Government International Bonds
	$469,000	6.60%, due 11/27/2026	32,595 (c)(h)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Lebanon – cont'd
	$121,000	6.85%, due 5/25/2029	$8,470 (h)
	601,000	6.65%, due 2/26/2030	42,070 (c)(h)
	1,400,000	8.25%, due 5/17/2034	98,000 (h)
	622,000	6.38%, due 3/9/2049	43,540 (h)
			224,675
Malaysia 4.3%
		Malaysia Government Bonds
MYR	700,000	3.91%, due 7/15/2026	154,130
MYR	900,000	3.90%, due 11/30/2026	198,674
MYR	1,350,000	3.50%, due 5/31/2027	294,800
MYR	725,000	3.90%, due 11/16/2027	160,250
MYR	2,400,000	4.50%, due 4/30/2029	543,958
MYR	3,800,000	4.50%, due 4/15/2030	864,369
MYR	200,000	2.63%, due 4/15/2031	40,830
MYR	135,000	4.23%, due 6/30/2031	30,369
MYR	700,000	3.58%, due 7/15/2032	150,837
MYR	1,524,000	4.64%, due 11/7/2033	355,202
MYR	1,265,000	3.83%, due 7/5/2034	277,671
MYR	300,000	4.25%, due 5/31/2035	67,992
MYR	700,000	4.76%, due 4/7/2037	165,786
MYR	4,033,000	4.89%, due 6/8/2038	970,489
MYR	639,000	4.05%, due 4/18/2039	141,782
MYR	450,000	3.76%, due 5/22/2040	95,688
MYR	5,146,000	4.70%, due 10/15/2042	1,219,535
MYR	350,000	4.94%, due 9/30/2043	84,880
MYR	1,350,000	4.07%, due 6/15/2050	290,787
		Malaysia Government Investment Issue
MYR	400,000	4.07%, due 9/30/2026	88,388
MYR	500,000	4.37%, due 10/31/2028	112,473
			6,308,890
Mexico 4.4%
		Mexico Bonos
MXN	16,490,000	5.50%, due 3/4/2027	795,257
MXN	28,627,200	8.50%, due 5/31/2029	1,462,905
MXN	3,740,000	8.50%, due 5/31/2029	191,121
MXN	46,196,100	7.75%, due 5/29/2031	2,233,039
MXN	7,630,000	7.50%, due 5/26/2033	354,745
MXN	2,570,000	10.00%, due 11/20/2036	140,242
MXN	2,493,500	7.75%, due 11/13/2042	108,771
MXN	10,967,100	8.00%, due 11/7/2047	480,766
		Mexico Government International Bonds
	$280,000	6.00%, due 5/7/2036	278,653
	520,000	5.75%, due 10/12/2110	433,912
			6,479,411
Mongolia 0.4%
	600,000	Mongolia Government International Bonds, 3.50%, due 7/7/2027	544,067 (c)
Morocco 0.2%
	314,000	Morocco Government International Bonds, 3.00%, due 12/15/2032	257,740 (c)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Nigeria 0.6%
		Nigeria Government International Bonds
	$400,000	8.75%, due 1/21/2031	$372,017 (c)
	200,000	7.88%, due 2/16/2032	173,500 (c)
	200,000	9.25%, due 1/21/2049	174,070 (c)
	200,000	8.25%, due 9/28/2051	154,000 (c)
			873,587
Oman 0.4%
		Oman Government International Bonds
	215,000	6.75%, due 1/17/2048	223,359 (c)
	400,000	7.00%, due 1/25/2051	429,067 (c)
			652,426
Panama 0.2%
		Panama Government International Bonds
	310,000	4.50%, due 4/1/2056	206,893
	266,000	3.87%, due 7/23/2060	156,663
			363,556
Papua New Guinea 0.1%
	200,000	Papua New Guinea Government International Bonds, 8.38%, due 10/4/2028	193,703 (c)
Paraguay 0.3%
	430,000	Paraguay Government International Bonds, 6.10%, due 8/11/2044	423,320 (c)
Peru 2.4%
		Peru Government Bonds
PEN	4,362,000	5.94%, due 2/12/2029	1,183,626
PEN	510,000	6.15%, due 8/12/2032	132,501
PEN	100,000	7.30%, due 8/12/2033	27,664 (c)
PEN	1,999,000	5.40%, due 8/12/2034	476,368
PEN	207,000	5.35%, due 8/12/2040	45,366
		Peruvian Government International Bonds
PEN	1,545,000	6.95%, due 8/12/2031	427,000 (b)
EUR	484,000	1.25%, due 3/11/2033	418,392
PEN	427,000	5.40%, due 8/12/2034	101,756 (c)
EUR	274,000	1.95%, due 11/17/2036	232,040
PEN	1,035,000	6.90%, due 8/12/2037	269,047 (c)
PEN	500,000	7.60%, due 8/12/2039	136,626 (b)
			3,450,386
Philippines 1.1%
EUR	226,000	Philippine Government International Bonds, 1.75%, due 4/28/2041	176,455
		Philippines Government Bonds
PHP	9,168,239	8.00%, due 7/19/2031	173,576
PHP	17,410,000	6.75%, due 9/15/2032	309,125
PHP	9,900,000	6.63%, due 8/17/2033	174,791
PHP	30,360,000	6.25%, due 1/25/2034	525,410
PHP	11,480,000	6.88%, due 5/23/2044	209,605
			1,568,962
Poland 4.7%
		Bank Gospodarstwa Krajowego
EUR	276,000	5.13%, due 2/22/2033	326,545 (c)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Poland – cont'd
	$250,000	5.75%, due 7/9/2034	$257,750 (c)
		Republic of Poland Government Bonds
PLN	1,507,000	2.50%, due 7/25/2026	362,975
PLN	345,000	0.25%, due 10/25/2026	78,458
PLN	1,328,000	3.75%, due 5/25/2027	323,853
PLN	1,963,000	2.50%, due 7/25/2027	460,973
PLN	5,748,000	7.50%, due 7/25/2028	1,570,280
PLN	3,742,000	4.75%, due 7/25/2029	926,575
PLN	1,991,000	2.75%, due 10/25/2029	447,733
PLN	1,957,000	1.25%, due 10/25/2030	391,245
PLN	3,959,000	1.75%, due 4/25/2032	778,404
PLN	2,748,000	6.00%, due 10/25/2033	725,433
		Republic of Poland Government International Bonds
	$126,000	5.13%, due 9/18/2034	126,411
	116,000	5.50%, due 3/18/2054	114,385
			6,891,020
Qatar 0.2%
	346,000	Qatar Government International Bonds, 4.82%, due 3/14/2049	328,170 (c)
Romania 2.8%
		Romania Government Bonds
RON	695,000	3.25%, due 6/24/2026	144,079
RON	1,655,000	2.50%, due 10/25/2027	321,426
RON	570,000	8.75%, due 10/30/2028	134,919
RON	35,000	5.00%, due 2/12/2029	7,215
RON	1,650,000	8.00%, due 4/29/2030	382,434
RON	445,000	7.35%, due 4/28/2031	100,857
RON	710,000	6.70%, due 2/25/2032	154,821
RON	4,245,000	8.25%, due 9/29/2032	1,011,830
RON	940,000	4.75%, due 10/11/2034	175,387
RON	255,000	7.90%, due 2/24/2038	60,522
		Romania Government International Bonds
EUR	1,000,000	2.00%, due 1/28/2032	864,718 (c)
EUR	104,000	2.00%, due 4/14/2033	86,351 (c)
EUR	42,000	6.38%, due 9/18/2033	48,064 (c)
EUR	176,000	3.75%, due 2/7/2034	165,628 (c)
EUR	214,000	3.88%, due 10/29/2035	198,693 (c)
EUR	136,000	5.63%, due 2/22/2036	145,171 (c)
EUR	62,000	2.88%, due 4/13/2042	45,024 (c)
EUR	152,000	3.38%, due 1/28/2050	111,524 (c)
			4,158,663
Senegal 0.1%
		Senegal Government International Bonds
EUR	100,000	4.75%, due 3/13/2028	100,790 (c)
EUR	110,000	5.38%, due 6/8/2037	86,458 (c)
			187,248
Serbia 0.5%
		Serbia International Bonds
EUR	111,000	1.50%, due 6/26/2029	103,011 (c)
EUR	334,000	2.05%, due 9/23/2036	258,254 (c)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Serbia – cont'd
		Serbia Treasury Bonds
RSD	16,660,000	4.50%, due 1/11/2026	$153,952
RSD	9,970,000	5.88%, due 2/8/2028	96,423
RSD	5,360,000	4.50%, due 8/20/2032	46,824
			658,464
South Africa 5.5%
		Republic of South Africa Government Bonds
ZAR	29,406,333	8.88%, due 2/28/2035	1,405,853
ZAR	37,335,335	6.25%, due 3/31/2036	1,417,154
ZAR	18,979,295	8.50%, due 1/31/2037	849,105
ZAR	33,860,198	9.00%, due 1/31/2040	1,523,965
ZAR	17,803,017	6.50%, due 2/28/2041	624,437
ZAR	29,192,343	8.75%, due 1/31/2044	1,249,280
ZAR	2,180,248	8.75%, due 2/28/2048	92,633
		Republic of South Africa Government International Bonds
	$200,000	5.88%, due 4/20/2032	189,340
	273,000	5.65%, due 9/27/2047	210,892
	200,000	5.75%, due 9/30/2049	154,075
	400,000	7.30%, due 4/20/2052	369,520
			8,086,254
Sri Lanka 1.1%
LKR	63,000,000	Sri Lanka Government Bonds, 11.50%, due 12/15/2028	204,391
		Sri Lanka Government International Bonds
	510,000	6.85%, due 11/3/2025	288,081 (c)(h)
	200,000	6.20%, due 5/11/2027	110,881 (c)(h)
	564,000	6.75%, due 4/18/2028	318,658 (c)(h)
	830,000	7.55%, due 3/28/2030	461,988 (c)(h)
LKR	63,000,000	Sri Lanka Treasury Bills, 9.60%, due 9/20/2024	205,791 (l)
			1,589,790
Thailand 1.9%
		Thailand Government Bonds
THB	2,000,000	3.78%, due 6/25/2032	61,227
THB	12,462,000	3.35%, due 6/17/2033	371,811
THB	3,258,000	2.80%, due 6/17/2034	93,250
THB	5,000,000	1.60%, due 6/17/2035	126,354
THB	6,571,000	1.59%, due 12/17/2035	165,243
THB	3,850,000	3.40%, due 6/17/2036	115,473
THB	21,401,000	3.39%, due 6/17/2037	641,556
THB	10,116,000	3.30%, due 6/17/2038	300,286
THB	10,600,000	2.00%, due 6/17/2042	260,426
THB	19,089,000	3.45%, due 6/17/2043	568,147
THB	1,248,000	2.88%, due 6/17/2046	33,165
			2,736,938
Turkey 2.2%
	$300,000	Hazine Mustesarligi Varlik Kiralama AS, 8.51%, due 1/14/2029	319,875 (b)
		Turkiye Government Bonds
TRY	20,669,514	1.50%, due 6/18/2025	594,788 (m)
TRY	19,412,000	31.08%, due 11/8/2028	609,744
TRY	3,817,855	17.80%, due 7/13/2033	81,734
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Turkey – cont'd
TRY	28,142,609	26.20%, due 10/5/2033	$837,240
		Turkiye Government International Bonds
	$300,000	9.13%, due 7/13/2030	331,924
	475,000	7.63%, due 5/15/2034	487,574
			3,262,879
Uganda 0.3%
		Republic of Uganda Government Bonds
UGX	363,300,000	14.38%, due 2/3/2033	91,279
UGX	1,158,500,000	14.25%, due 6/22/2034	287,868
			379,147
Ukraine 0.4%
		Ukraine Government GDP-Linked Securities
	$490,000	Expires 8/1/2041(n)	300,615 (c)(o)
	49,000	Expires 8/1/2041(n)	30,061 (b)(o)
		Ukraine Government International Bonds
	128,000	7.75%, due 9/1/2027	41,984 (c)
	470,000	6.88%, due 5/21/2031	143,350 (c)
			516,010
Uruguay 0.1%
		Uruguay Government International Bonds
UYU	12,000	8.50%, due 3/15/2028	291 (c)
UYU	5,332,501	8.25%, due 5/21/2031	123,058
UYU	553,967	9.75%, due 7/20/2033	13,801
			137,150
Uzbekistan 0.1%
	$200,000	Uzbekneftegaz JSC, 4.75%, due 11/16/2028	169,760 (b)
Venezuela 0.1%
	916,200	Venezuela Government International Bonds, 8.25%, due 10/13/2024	138,720 (c)(h)
Zambia 0.6%
ZMW	11,543,000	Zambia Government Bonds, 13.00%, due 1/25/2031	289,385
		Zambia Government International Bonds
	$444,222	5.75%, due 6/30/2033	388,694 (c)(k)
	451,682	0.50%, due 12/31/2053	227,535 (c)
			905,614
Total Foreign Government Securities (Cost $105,195,969)			101,981,452
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Short-Term Investments 3.4%
Investment Companies 3.4%
4,934,882	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.26%(p) (Cost $4,934,882)	4,934,882
Total Investments 103.6% (Cost $158,302,431)		151,941,204
Liabilities Less Other Assets (3.6)%		(5,291,630)(q)
Net Assets 100.0%		$146,649,574

(a)	Principal amount is stated in the currency in which the security is denominated.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2024, these securities amounted to $19,714,805, which represents 13.4% of net assets of the Fund.

(c)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at July 31, 2024 amounted to $43,472,601, which represents 29.6% of net assets of the
Fund.

(d)	Payment-in-kind (PIK) security.
(e)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(f)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(g)	Represents less than 0.05% of net assets of the Fund.
(h)	Defaulted security.
(i)
Security fair valued as of July 31, 2024 in accordance with procedures approved by the valuation designee.
Total value of all such securities at July 31, 2024 amounted to $394,997, which represents 0.3% of net assets of the Fund.

(j)	When-issued security. Total value of all such securities at July 31, 2024 amounted to $595,651, which represents 0.4% of net assets of the Fund.
(k)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
July 31, 2024.

(l)	Rate shown was the discount rate at the date of purchase.
(m)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(n)	Security represented in Notional Amount.
(o)	Contingent annual payments linked to Ukraine's GDP growth.
(p)	Represents 7-day effective yield as of July 31, 2024.
(q)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2024.
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Foreign Government*	$100,700,002	68.7%
Banks	8,278,950	5.6%
Oil & Gas	8,100,102	5.5%
Electric	3,497,489	2.4%
Multi-National	3,442,309	2.4%
Mining	2,165,999	1.5%
Lodging	1,866,618	1.3%
Telecommunications	1,848,181	1.3%
Pipelines	1,642,106	1.1%
Diversified Financial Services	1,612,298	1.1%
Commercial Services	1,450,819	1.0%
Chemicals	1,186,047	0.8%
Insurance	1,121,540	0.8%
Food	907,091	0.6%
Building Materials	838,491	0.6%
Internet	650,968	0.4%
Forest Products & Paper	633,238	0.4%
Semiconductors	630,242	0.4%
Transportation	623,130	0.4%
Iron - Steel	593,330	0.4%
Real Estate	523,139	0.4%
Retail	509,615	0.4%
Energy - Alternate Sources	402,696	0.3%
Engineering & Construction	389,840	0.3%
Real Estate Investment Trusts	389,581	0.3%
Beverages	387,002	0.3%
Media	360,544	0.2%
Pharmaceuticals	330,247	0.2%
Entertainment	222,769	0.2%
Water	210,972	0.1%
Holding Companies - Diversified	210,213	0.1%
Oil & Gas Services	202,774	0.1%
Environmental Control	196,194	0.1%
Gas	193,195	0.1%
Investment Companies	187,430	0.1%
Computers	180,835	0.1%
Packaging & Containers	172,644	0.1%
Healthcare - Services	147,682	0.1%
Short-Term Investments and Other Liabilities—Net	(356,748)	(0.2%)
	$146,649,574	100.0%

*	Foreign Governments do not constitute an industry.
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At July 31, 2024, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2024	11	Euro-Bobl	$1,398,927	$26,173
9/2024	19	Korea Bond, 3 Year	1,458,587	10,164
9/2024	9	U.S. Treasury Long Bond	1,087,031	36,641
9/2024	18	U.S. Treasury Note, 10 Year	2,012,625	51,352
9/2024	11	U.S. Treasury Note, 2 Year	2,259,039	19,320
9/2024	75	U.S. Treasury Note, 5 Year	8,091,797	151,809
9/2024	4	U.S. Treasury Ultra Bond	511,875	16,024
Total Long Positions			$16,819,881	$311,483

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2024	3	Euro-Bobl	$(381,526)	$(6,303)
9/2024	29	Euro-Bund	(4,197,149)	(104,557)
9/2024	6	Euro-Buxl Bond, 30 Year	(874,934)	(38,169)
9/2024	1	U.S. Treasury Long Bond	(120,781)	(3,814)
9/2024	34	U.S. Treasury Note, 10 Year	(3,801,625)	(50,205)
9/2024	4	U.S. Treasury Ultra Bond	(511,875)	(16,016)
Total Short Positions			$(9,887,890)	$(219,064)
Total Futures				$92,419
Forward foreign currency contracts ("forward FX contracts")
At July 31, 2024, open forward FX contracts for the Fund were as follows:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BRL	937,236	USD	164,546	GSI	9/5/2024	$596
USD	456,565	BRL	2,509,098	BCB	9/5/2024	14,460
USD	1,264,534	BRL	6,697,113	BNP	9/5/2024	84,498
USD	775,434	BRL	4,390,749	BNP	9/5/2024	1,781
USD	499,772	BRL	2,796,137	CITI	9/5/2024	7,091
USD	137,886	BRL	782,447	CITI	9/5/2024	19
USD	483,163	BRL	2,633,539	JPM	9/5/2024	19,132
USD	1,160,438	BRL	6,311,620	SCB	9/5/2024	48,326
CLP	583,469,233	USD	609,215	JPM	9/9/2024	10,106
USD	410,013	CLP	384,075,418	BCB	9/9/2024	2,337
USD	612,327	CLP	558,748,234	JPM	9/9/2024	19,245
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	172,455	CLP	161,555,986	JPM	9/9/2024	$972
CNH	5,824,938	USD	803,352	BCB	9/19/2024	5,878
CNH	13,817,471	USD	1,919,546	BCB	9/19/2024	47
CNH	4,898,452	USD	675,334	CITI	9/19/2024	5,184
COP	402,086,045	USD	99,028	BNP	8/2/2024	228
COP	2,464,713,748	USD	600,999	CITI	8/2/2024	7,422
COP	6,201,547,329	USD	1,527,347	CITI	8/2/2024	3,520
COP	2,500,386,024	USD	615,807	CITI	8/2/2024	1,419
COP	1,578,101,762	USD	388,662	CITI	8/2/2024	896
COP	1,292,200,409	USD	318,249	CITI	8/2/2024	733
COP	2,202,968,582	USD	542,558	GSI	8/2/2024	1,250
COP	1,572,574,420	USD	374,800	JPM	8/2/2024	13,394
COP	1,424,925,279	USD	350,937	JPM	8/2/2024	809
COP	1,668,333,940	USD	410,885	MS	8/2/2024	947
USD	99,718	COP	402,086,045	BNP	8/2/2024	462
USD	1,551,473	COP	6,201,547,329	CITI	8/2/2024	20,606
USD	327,334	COP	1,292,200,409	CITI	8/2/2024	8,351
USD	622,450	COP	2,500,386,024	CITI	8/2/2024	5,224
USD	359,422	COP	1,424,925,279	JPM	8/2/2024	7,676
USD	412,964	COP	1,668,333,940	MS	8/2/2024	1,132
USD	3,045,535	COP	12,405,452,277	CITI	9/27/2024	7,911
EUR	375,380	CZK	9,477,603	BNP	9/18/2024	3,035
EUR	110,500	CZK	2,773,481	CITI	9/18/2024	1,594
EUR	497,103	HUF	194,436,737	BNP	9/9/2024	5,552
EUR	378,754	HUF	148,166,519	BNP	9/9/2024	4,173
EUR	560,975	HUF	220,365,782	BNP	9/9/2024	3,670
EUR	377,927	HUF	148,297,600	BNP	9/9/2024	2,917
EUR	1,106,836	PLN	4,743,583	BNP	9/18/2024	4,393
EUR	374,311	PLN	1,603,639	BNP	9/18/2024	1,624
EUR	1,108,252	PLN	4,745,273	JPM	9/18/2024	5,502
EUR	6,942,585	USD	7,508,267	CITI	8/2/2024	5,345
EUR	325,412	USD	348,830	CITI	8/5/2024	3,395
EUR	911,553	USD	976,354	JPM	8/5/2024	10,309
EUR	434,694	USD	466,097	JPM	8/5/2024	4,415
EUR	365,653	USD	394,066	JPM	8/5/2024	1,716
USD	796,629	EUR	735,015	BCB	8/5/2024	1,050
USD	820,778	EUR	750,310	CITI	8/5/2024	8,644
USD	2,262,184	EUR	2,084,926	CITI	8/5/2024	5,464
USD	163,294	EUR	149,587	JPM	8/5/2024	1,381
USD	654,697	EUR	603,944	CITI	9/4/2024	75
HUF	192,003,272	EUR	485,014	BNP	9/9/2024	878
HUF	214,952,221	EUR	540,276	JPM	9/9/2024	3,921
HUF	134,006,888	EUR	336,925	JPM	9/9/2024	2,333
IDR	2,048,892,000	USD	124,700	BNP	9/18/2024	1,271
USD	965,234	IDR	15,689,032,606	BNP	9/18/2024	629
INR	68,685,279	USD	819,115	JPM	9/18/2024	83
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	441,832	INR	36,986,794	SCB	8/8/2024	$119
USD	1,581,711	INR	132,457,360	BNP	9/18/2024	1,913
USD	391,763	INR	32,775,542	BNP	9/18/2024	855
USD	233,317	INR	19,509,081	BNP	9/18/2024	635
USD	155,327	INR	12,993,302	CITI	9/18/2024	358
USD	156,548	INR	13,105,064	GSI	9/18/2024	246
USD	18,123	INR	1,518,439	GSI	9/18/2024	13
USD	114,717	INR	9,571,102	SCB	9/18/2024	564
KRW	1,062,317,642	USD	765,634	JPM	8/5/2024	7,784
KRW	1,062,317,642	USD	768,156	BNP	8/30/2024	7,957
USD	71,881	KRW	98,200,893	CITI	9/19/2024	66
MXN	15,326,181	USD	811,617	GSI	10/10/2024	2,235
USD	1,008,602	MXN	18,361,160	BNP	8/5/2024	23,550
USD	178,863	MXN	3,308,168	GSI	8/5/2024	1,384
USD	644,594	MXN	11,614,439	BNP	10/10/2024	27,844
USD	493,979	MXN	9,042,154	BNP	10/10/2024	13,822
USD	811,427	MXN	15,054,516	BNP	10/10/2024	12,001
USD	393,464	MXN	7,198,047	BNP	10/10/2024	11,233
MYR	2,609,145	USD	555,752	BNP	9/18/2024	15,127
MYR	2,609,146	USD	555,752	BNP	9/18/2024	15,127
MYR	1,542,892	USD	328,621	BNP	9/18/2024	8,963
MYR	1,462,577	USD	311,545	HSBC	9/18/2024	8,466
USD	196,177	NGN	252,675,886	JPM	2/10/2025	54,667
PLN	9,734,076	EUR	2,238,420	BNP	9/18/2024	26,633
PLN	1,619,495	EUR	372,333	BNP	9/18/2024	4,520
PLN	1,604,825	EUR	372,717	BNP	9/18/2024	403
PLN	419,836	EUR	97,508	BNP	9/18/2024	103
PLN	662,968	EUR	152,027	GSI	9/18/2024	2,277
RON	2,720,902	EUR	544,062	CITI	10/10/2024	697
RON	559,190	EUR	111,912	CITI	10/10/2024	36
THB	32,659,340	USD	899,942	BNP	9/18/2024	19,729
THB	13,620,493	USD	372,524	CITI	9/18/2024	11,022
THB	34,292,307	USD	941,321	GSI	9/18/2024	24,334
THB	34,292,306	USD	944,978	GSI	9/18/2024	20,677
THB	10,980,870	USD	301,963	GSI	9/18/2024	7,253
THB	5,024,536	USD	139,350	GSI	9/18/2024	2,139
THB	5,319,955	USD	147,748	GSI	9/18/2024	2,060
THB	14,657,035	USD	400,290	JPM	9/18/2024	12,445
THB	5,707,494	USD	159,085	JPM	9/18/2024	1,636
THB	29,393,405	USD	810,140	SCB	9/18/2024	17,564
THB	14,803,107	USD	410,570	GSI	10/21/2024	7,333
TRY	8,141,431	USD	205,058	BCB	1/9/2025	1,894
TRY	12,661,062	USD	301,813	GSI	1/9/2025	20,026
TRY	9,907,598	USD	250,476	GSI	1/9/2025	1,371
TRY	10,218,506	USD	217,605	GSI	3/24/2025	23,572
TRY	10,218,312	USD	219,654	GSI	3/24/2025	21,519
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
TRY	19,411,609	USD	425,413	GSI	5/27/2025	$7,696
TWD	13,324,724	USD	407,173	BNP	10/1/2024	2,572
TWD	11,893,504	USD	363,656	BNP	10/1/2024	2,078
TWD	13,437,026	USD	411,016	BNP	10/11/2024	2,492
USD	397,015	TWD	12,878,812	BNP	10/1/2024	983
USD	392,030	TWD	12,716,293	JPM	10/1/2024	996
USD	395,771	TWD	12,805,173	GSI	10/11/2024	1,707
USD	1,192,211	ZAR	21,574,660	GSI	8/5/2024	7,888
USD	102,462	ZAR	1,866,974	BNP	8/22/2024	113
USD	638,498	ZAR	11,602,458	CITI	8/22/2024	2,437
USD	470,951	ZAR	8,556,278	JPM	8/22/2024	1,885
ZAR	21,574,660	USD	1,171,638	DB	8/5/2024	12,685
ZAR	10,710,970	USD	578,043	BNP	8/22/2024	9,145
ZAR	5,853,471	USD	319,499	BNP	8/22/2024	1,395
ZAR	7,132,404	USD	383,352	GSI	8/22/2024	7,655
ZAR	11,187,081	USD	608,093	JPM	8/22/2024	5,197
ZAR	3,633,437	USD	197,658	JPM	8/22/2024	1,531
ZAR	7,316,598	USD	394,820	MS	8/22/2024	6,285
Total unrealized appreciation						$903,933
BRL	27,512,488	USD	5,285,831	JPM	9/4/2024	(437,558)
BRL	1,078,935	USD	198,536	BNP	9/5/2024	(8,427)
BRL	644,714	USD	121,671	CITI	9/5/2024	(8,072)
BRL	807,575	USD	143,705	GSI	9/5/2024	(1,410)
BRL	3,324,458	USD	590,918	GSI	9/5/2024	(5,146)
BRL	1,825,204	USD	336,120	GSI	9/5/2024	(14,518)
BRL	7,008,692	USD	1,349,627	GSI	9/5/2024	(114,690)
BRL	1,341,819	USD	253,142	JPM	9/5/2024	(16,712)
CLP	734,298,017	USD	792,550	CITI	9/9/2024	(13,132)
CNH	725,790	USD	101,098	SCB	9/19/2024	(268)
USD	810,459	CNH	5,861,807	BNP	8/29/2024	(2,680)
USD	77,621	CNH	563,524	BNP	9/19/2024	(667)
USD	192,390	CNH	1,396,045	BNP	9/19/2024	(1,556)
USD	142,951	CNH	1,037,154	HSBC	9/19/2024	(1,136)
USD	608,431	CNH	4,426,490	HSBC	9/19/2024	(6,519)
USD	64,981	CNH	467,900	JPM	9/19/2024	(22)
USD	168,092	CNH	1,210,718	SCB	9/19/2024	(107)
USD	779,790	CNH	5,649,758	BCB	10/8/2024	(6,175)
USD	779,619	CNY	5,556,347	CITI	1/2/2025	(3,189)
USD	779,231	CNY	5,561,371	JPM	1/6/2025	(4,405)
COP	12,405,452,277	USD	3,073,829	CITI	8/2/2024	(11,515)
COP	2,454,610,606	USD	619,943	CITI	8/2/2024	(14,016)
USD	604,533	COP	2,454,610,606	CITI	8/2/2024	(1,393)
USD	607,022	COP	2,464,713,748	CITI	8/2/2024	(1,399)
USD	387,851	COP	1,578,101,762	CITI	8/2/2024	(1,707)
USD	3,055,274	COP	12,405,452,277	CITI	8/2/2024	(7,040)
USD	542,508	COP	2,202,968,582	GSI	8/2/2024	(1,300)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	387,301	COP	1,572,574,420	JPM	8/2/2024	$(892)
USD	389,696	COP	1,626,801,681	SSB	8/2/2024	(11,884)
USD	569,439	COP	2,353,774,304	SSB	9/27/2024	(6,911)
CZK	9,522,968	EUR	375,463	BNP	9/18/2024	(1,191)
CZK	27,773,509	EUR	1,101,167	BNP	9/18/2024	(10,130)
CZK	47,522,935	EUR	1,921,818	JPM	9/18/2024	(58,141)
EUR	114,744	CZK	2,924,062	BNP	9/18/2024	(224)
EUR	800,856	HUF	320,565,828	BNP	9/9/2024	(11,134)
EUR	144,513	HUF	57,357,438	CITI	9/9/2024	(670)
EUR	376,679	PLN	1,624,561	BNP	9/18/2024	(1,083)
EUR	173,359	PLN	750,730	CITI	9/18/2024	(1,269)
EUR	860,615	PLN	3,751,759	JPM	9/18/2024	(12,574)
EUR	74,944	RON	376,741	HSBC	1/17/2025	(78)
EUR	328,983	USD	356,336	CITI	8/5/2024	(245)
EUR	395,855	USD	429,693	CITI	8/5/2024	(1,220)
EUR	372,109	USD	403,781	GSI	8/5/2024	(1,011)
EUR	383,779	USD	415,802	JPM	8/5/2024	(401)
EUR	110,463	USD	120,346	JPM	8/5/2024	(781)
EUR	372,627	USD	405,050	JPM	8/5/2024	(1,719)
EUR	377,813	USD	411,298	JPM	8/5/2024	(2,354)
EUR	225,093	USD	246,554	JPM	8/5/2024	(2,914)
EUR	2,084,926	USD	2,265,378	CITI	9/4/2024	(5,500)
EUR	148,009	USD	160,518	JPM	9/4/2024	(89)
USD	7,477,912	EUR	6,942,585	JPM	8/2/2024	(35,700)
USD	401,580	EUR	373,930	BNP	8/5/2024	(3,162)
USD	236,467	EUR	218,550	CITI	8/5/2024	(91)
USD	156,973	EUR	145,665	JPM	8/5/2024	(695)
USD	157,136	EUR	146,051	JPM	8/5/2024	(949)
USD	7,519,814	EUR	6,942,585	CITI	9/4/2024	(5,343)
USD	203,928	EUR	188,518	JPM	9/4/2024	(409)
USD	3,048,758	EUR	2,837,956	SCB	9/18/2024	(29,362)
HUF	218,863,360	EUR	554,516	BNP	9/9/2024	(788)
HUF	218,706,155	EUR	556,066	BNP	9/9/2024	(2,901)
HUF	145,322,308	EUR	369,397	CITI	9/9/2024	(1,831)
USD	79,092	IDR	1,290,939,046	CITI	9/18/2024	(279)
USD	77,942	IDR	1,276,159,454	CITI	9/18/2024	(520)
INR	1,405,621	USD	16,823	BCB	8/8/2024	(36)
INR	66,429,944	USD	793,372	CITI	8/8/2024	(37)
INR	61,810,310	USD	739,823	CITI	9/18/2024	(2,621)
INR	64,724,874	USD	771,857	CITI	9/24/2024	(36)
KRW	506,789,891	USD	370,718	BCB	9/19/2024	(97)
USD	767,069	KRW	1,062,317,642	BNP	8/5/2024	(6,349)
MXN	21,669,328	USD	1,176,286	CITI	8/5/2024	(13,755)
MXN	72,442,077	USD	3,960,004	BCB	10/10/2024	(113,184)
MXN	5,722,411	USD	303,893	BNP	10/10/2024	(22)
MXN	2,714,652	USD	150,298	BNP	10/10/2024	(6,144)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
MXN	7,579,788	USD	422,453	BNP	10/10/2024	$(19,951)
NGN	143,131,769	USD	80,638	CITI	2/10/2025	(477)
NGN	136,722,516	USD	88,208	JPM	2/10/2025	(11,637)
NGN	318,983,143	USD	211,247	JPM	2/10/2025	(32,601)
NGN	188,153,466	USD	110,679	SCB	2/10/2025	(5,304)
NGN	330,684,807	USD	199,208	CITI	5/20/2025	(21,745)
NGN	107,682,216	USD	67,092	JPM	5/20/2025	(9,304)
NGN	139,557,708	USD	84,709	JPM	5/20/2025	(9,815)
USD	1,059,498	PEN	4,015,964	GSI	10/11/2024	(14,546)
USD	160,434	PHP	9,384,845	BNP	9/18/2024	(251)
USD	159,621	PHP	9,341,481	BNP	9/18/2024	(320)
USD	201,040	PHP	11,851,844	JPM	9/18/2024	(1,883)
USD	839,713	PHP	49,478,059	SCB	9/18/2024	(7,433)
RON	2,125,632	EUR	423,399	BNP	1/17/2025	(164)
RON	1,889,450	EUR	376,412	BNP	1/17/2025	(208)
RON	1,889,450	EUR	376,450	BNP	1/17/2025	(250)
RON	2,125,632	EUR	423,578	BNP	1/17/2025	(359)
RON	518,218	EUR	103,261	CITI	1/17/2025	(82)
RON	898,870	EUR	179,026	JPM	1/17/2025	(50)
RON	1,866,822	EUR	371,797	JPM	1/17/2025	(89)
USD	798,052	THB	28,799,319	GSI	8/19/2024	(10,997)
USD	402,752	THB	14,408,854	GSI	8/30/2024	(2,388)
USD	405,906	THB	14,847,243	GSI	9/4/2024	(11,726)
USD	75	THB	2,740	HSBC	9/4/2024	(2)
USD	400,956	THB	14,671,985	HSBC	9/4/2024	(11,747)
USD	423,069	THB	15,486,448	SCB	9/4/2024	(12,543)
USD	255,226	THB	9,338,135	BNP	9/18/2024	(7,732)
USD	77,349	THB	2,836,704	JPM	9/18/2024	(2,531)
USD	50,514	THB	1,819,492	JPM	9/19/2024	(726)
USD	396,197	THB	14,362,124	CITI	10/10/2024	(8,922)
USD	408,747	THB	14,612,661	JPM	10/21/2024	(3,780)
USD	178,493	TRY	8,066,985	GSI	3/24/2025	(11,904)
USD	232,471	ZAR	4,261,406	BNP	8/22/2024	(1,145)
USD	397,100	ZAR	7,430,725	GSI	8/22/2024	(10,262)
USD	195,914	ZAR	3,633,437	JPM	8/22/2024	(3,275)
USD	970,978	ZAR	18,262,814	JPM	8/22/2024	(30,212)
ZAR	3,633,437	USD	200,696	JPM	8/22/2024	(1,507)
ZAR	3,889,070	USD	213,388	MS	8/22/2024	(184)
Total unrealized depreciation						$(1,309,537)
Total net unrealized depreciation						$(405,604)
Credit default swap contracts ("credit default swaps")
At July 31, 2024, the Fund had outstanding credit default swaps as follows:
Centrally Cleared Credit Default Swaps — Buy Protection

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Clearinghouse	Reference Entity	Notional Amount		Financing Rate Paid by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	CDX Emerging Markets Index, Ser. 41 V.1	USD	4,750,286	1.00%	3M	6/20/2029	$146,853	$(7,489)	$(5,542)	$133,822

Interest rate swap contracts ("interest rate swaps")
At July 31, 2024, the Fund had outstanding interest rate swaps as follows:
Centrally cleared interest rate swaps
Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CME	BRL	947,033	Pay	1D CETIP	6.23%	T/T	1/4/2027	$(26,151)	$(24,162)	$(50,313)
CME	BRL	738,928	Pay	1D CETIP	11.33%	T/T	1/4/2027	(1,703)	(3,334)	(5,037)
CME	BRL	5,316,025	Pay	1D CETIP	12.67%	T/T	1/4/2027	22,547	6,396	28,943
LCH	BRL	4,796,573	Pay	1D CETIP	10.59%	T/T	1/2/2026	(11,871)	(2,886)	(14,757)
LCH	BRL	2,836,685	Pay	1D CETIP	9.69%	T/T	1/4/2027	(24,315)	(3,133)	(27,448)
LCH	BRL	2,679,778	Pay	1D CETIP	10.17%	T/T	1/4/2027	(18,483)	(5,475)	(23,958)
LCH	BRL	8,386,027	Pay	1D CETIP	10.55%	T/T	1/4/2027	(41,117)	453	(40,664)
LCH	BRL	2,505,868	Pay	1D CETIP	10.83%	T/T	1/4/2027	(9,484)	368	(9,116)
LCH	BRL	3,999,366	Pay	1D CETIP	10.93%	T/T	1/4/2027	(13,621)	912	(12,709)
LCH	BRL	4,992,225	Pay	1D CETIP	11.79%	T/T	1/4/2027	247	—	247
LCH	BRL	1,876,265	Pay	1D CETIP	11.82%	T/T	1/4/2027	291	389	680
LCH	BRL	2,233,898	Pay	1D CETIP	10.29%	T/T	1/2/2029	(25,998)	(332)	(26,330)
CME	CLP	179,373,543	Receive	1D CLICP	2.33%	6M/6M	6/5/2030	26,773	649	27,422
CME	CLP	163,946,219	Pay	1D CLICP	2.15%	6M/6M	8/24/2030	(27,008)	(2,068)	(29,076)
LCH	CLP	1,055,405,203	Pay	1D CLICP	5.36%	6M/6M	5/2/2027	7,912	5,551	13,463
LCH	CLP	463,419,109	Receive	1D CLICP	6.12%	6M/6M	10/24/2033	(33,284)	5,045	(28,239)
LCH	CZK	64,119,829	Pay	6M PRIBOR	4.17%	1Y/6M	6/24/2026	26,658	(1,931)	24,727
LCH	CZK	64,014,933	Pay	6M PRIBOR	4.00%	1Y/6M	7/9/2026	22,482	(908)	21,574
LCH	CZK	21,695,219	Pay	6M PRIBOR	3.50%	1Y/6M	2/8/2029	7,167	(11,517)	(4,350)
LCH	CZK	8,947,395	Pay	6M PRIBOR	3.36%	1Y/6M	2/15/2029	835	(4,294)	(3,459)
LCH	CZK	24,692,371	Receive	6M PRIBOR	3.81%	6M/1Y	7/11/2029	(24,101)	430	(23,671)
LCH	CZK	11,750,964	Receive	6M PRIBOR	3.93%	6M/1Y	6/24/2034	(21,291)	482	(20,809)
LCH	CZK	11,733,059	Receive	6M PRIBOR	3.87%	6M/1Y	7/9/2034	(19,627)	207	(19,420)
LCH	HUF	24,228,532	Pay	6M BUBOR	6.18%	1Y/6M	3/21/2029	1,534	(409)	1,125
CME	MXN	15,558,987	Pay	28D TIIE	8.58%	28D/28D	2/3/2028	(23,885)	(433)	(24,318)
LCH	MXN	9,462,643	Pay	28D TIIE	6.17%	28D/28D	3/5/2026	(27,458)	(502)	(27,960)
LCH	MXN	19,274,407	Pay	28D TIIE	9.26%	28D/28D	2/10/2027	(13,287)	(57)	(13,344)
LCH	MXN	13,245,849	Pay	28D TIIE	9.69%	28D/28D	5/13/2027	(904)	(648)	(1,552)
LCH	MXN	8,321,392	Pay	28D TIIE	8.91%	28D/28D	8/17/2028	(8,127)	(203)	(8,330)
LCH	MXN	5,238,072	Pay	28D TIIE	8.71%	28D/28D	2/26/2029	(6,981)	(198)	(7,179)
LCH	MXN	17,082,356	Pay	28D TIIE	8.77%	28D/28D	3/9/2029	(20,692)	(1,702)	(22,394)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
LCH	MXN	4,500,000	Pay	28D TIIE	8.87%	28D/28D	3/14/2029	$(4,613)	$(351)	$(4,964)
LCH	MXN	7,199,364	Pay	28D TIIE	9.49%	28D/28D	5/28/2029	2,202	(57)	2,145
LCH	MXN	8,870,529	Receive	28D TIIE	9.77%	28D/28D	10/8/2038	(17,585)	527	(17,058)
LCH	PLN	11,365,519	Pay	6M WIBOR	5.42%	1Y/6M	6/24/2026	6,501	(1,373)	5,128
LCH	PLN	2,172,341	Receive	6M WIBOR	5.20%	6M/1Y	6/24/2034	(19,091)	385	(18,706)
Total								$(315,528)	$(44,179)	$(359,707)
Over-the-counter interest rate swaps
Counterparty	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
JPM	MXN	7,500,000	Pay	28D TIIE	6.13%	28D/28D	6/18/2026	$(27,886)	$(801)	$(28,687)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds#	$—	$45,024,870	$—	$45,024,870
Foreign Government Securities#	—	101,981,452	—	101,981,452
Short-Term Investments	—	4,934,882	—	4,934,882
Total Investments	$—	$151,941,204	$—	$151,941,204

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2024:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$311,483	$—	$—	$311,483
Liabilities	(219,064)	—	—	(219,064)
Forward FX Contracts@
Assets	—	903,933	—	903,933
Liabilities	—	(1,309,537)	—	(1,309,537)
Swaps
Assets	—	259,276	—	259,276
Liabilities	—	(513,848)	—	(513,848)
Total	$92,419	$(660,176)	$—	$(567,757)

@	Futures and forward FX contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)
July 31, 2024

Principal Amount		Value
Asset-Backed Securities 0.6%
$1,000,000	37 Capital CLO 1 Ltd., Series 2021-1A, Class E, (3 mo. USD Term SOFR + 7.46%), 12.76%, due 10/15/2034	$1,000,036 (a)(b)
500,000	Galaxy XV CLO Ltd., Series 2013-15A, Class ER, (3 mo. USD Term SOFR + 6.91%), 12.21%, due 10/15/2030	500,040 (a)(b)
1,400,000	Palmer Square Loan Funding Ltd., Series 2022-1A, Class D, (3 mo. USD Term SOFR + 5.00%), 10.30%, due 4/15/2030	1,401,328 (a)(b)
Total Asset-Backed Securities (Cost $2,876,315)		2,901,404

Corporate Bonds 3.1%
Airlines 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
291,666	5.50%, due 4/20/2026	289,714 (a)
280,000	5.50%, due 4/20/2026	278,125 (c)
567,839
Chemicals 0.5%
400,000	SCIH Salt Holdings, Inc., 4.88%, due 5/1/2028	372,911 (a)
1,305,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/1/2026	1,275,081 (a)
690,000	WR Grace Holdings LLC, 4.88%, due 6/15/2027	667,312 (a)
2,315,304
Commercial Services 0.5%
700,000	Garda World Security Corp., 4.63%, due 2/15/2027	673,939 (a)
Prime Security Services Borrower LLC/Prime Finance, Inc.
1,170,000	3.38%, due 8/31/2027	1,091,815 (a)
510,000	3.38%, due 8/31/2027	475,920 (c)
2,241,674
Entertainment 0.1%
490,000	Raptor Acquisition Corp./Raptor Co.-Issuer LLC, 4.88%, due 11/1/2026	477,882 (a)
Environmental Control 0.1%
720,000	Madison IAQ LLC, 4.13%, due 6/30/2028	672,408 (a)
Forest Products & Paper 0.1%
545,000	Ahlstrom Holding 3 Oyj, 4.88%, due 2/4/2028	512,281 (a)
Healthcare - Services 0.4%
700,000	Legacy LifePoint Health LLC, 4.38%, due 2/15/2027	676,634 (a)
1,022,500	Team Health Holdings, Inc., 9.00% Cash/4.50% PIK, due 6/30/2028	1,140,087 (a)(d)
1,816,721
Leisure Time 0.1%
700,000	NCL Corp. Ltd., 5.88%, due 2/15/2027	694,928 (a)
Machinery - Diversified 0.2%
870,000	TK Elevator U.S. Newco, Inc., 5.25%, due 7/15/2027	853,084 (a)
Media 0.1%
325,000	Altice Financing SA, 5.00%, due 1/15/2028	259,526 (a)
274,000	Cumulus Media New Holdings, Inc., 8.00%, due 7/1/2029	106,860 (a)
366,386
Packaging & Containers 0.2%
780,000	Trivium Packaging Finance BV, 5.50%, due 8/15/2026	763,985 (a)
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Pipelines 0.1%
$650,000	Cheniere Energy, Inc., 4.63%, due 10/15/2028	$637,410
Software 0.0%(e)
505,175	Rackspace Finance LLC, 3.50%, due 5/15/2028	218,788 (a)
Telecommunications 0.6%
830,000	Altice France SA, 5.50%, due 1/15/2028	607,645 (a)
680,000	Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, due 10/1/2026	668,456 (a)
580,000	Consolidated Communications, Inc., 5.00%, due 10/1/2028	502,021 (a)
	Iliad Holding SASU
792,000	6.50%, due 10/15/2026	793,640 (a)
230,000	7.00%, due 10/15/2028	230,602 (a)
		2,802,364
Total Corporate Bonds (Cost $15,696,362)		14,941,054

Loan Assignments(b) 89.4%
Aerospace & Defense 2.3%
1,460,000	Amentum Government Services Holdings LLC, Term Loan B, (1 mo. USD Term SOFR), due 7/30/2031	1,463,650 (f)(g)(h)
	Brown Group Holding LLC
785,796	Term Loan B2, (3 mo. USD Term SOFR + 3.00%), 8.35%, due 7/2/2029	785,096 (f)(h)
1,463,201	Term Loan B, (1 mo. USD Term SOFR), due 7/1/2031	1,462,089 (f)(h)
1,247,941	Cobham Ultra SeniorCo SARL, Term Loan B, (6 mo. USD Term SOFR + 3.75%), 9.26%, due 8/3/2029	1,212,063
	Peraton Corp.
2,097,733	Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.19%, due 2/1/2028	2,096,852
1,099,174	Second Lien Term Loan B1, (3 mo. USD Term SOFR + 7.75%), 13.18%, due 2/1/2029	1,102,384
1,595,700	Propulsion (BC) Finco SARL, Term Loan, (3 mo. USD Term SOFR + 3.75%), 9.08%, due 9/14/2029	1,601,971
1,516,200	TransDigm, Inc., Term Loan J, (3 mo. USD Term SOFR + 2.50%), 7.84%, due 2/28/2031	1,519,809
		11,243,914
Air Transport 0.2%
811,324	American Airlines, Inc., Term Loan, (3 mo. USD Term SOFR + 4.75%), 10.29%, due 4/20/2028	838,349
Auto Parts & Equipment 0.6%
1,477,500	BBB Industries LLC, Term Loan, (1 mo. USD Term SOFR + 5.25%), 10.69%, due 7/25/2029	1,409,166
1,625,000	Dealer Tire Financial LLC, Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.85%, due 7/2/2031	1,630,086
		3,039,252
Automotive 0.7%
	First Brands Group LLC
896,188	Term Loan, (3 mo. USD Term SOFR + 5.00%), 10.25%, due 3/30/2027	889,323
815,437	Second Lien Term Loan, (3 mo. USD Term SOFR + 8.50%), 14.01%, due 3/30/2028	774,665 (g)
1,820,000	Wand NewCo 3, Inc., First Lien Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.60%, due 1/30/2031	1,826,043
		3,490,031
Building & Development 2.6%
1,084,550	Beacon Roofing Supply, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 7.34%, due 5/19/2028	1,088,509
2,011,417	Cornerstone Building Brands, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.68%, due 4/12/2028	1,902,217
1,745,625	Cushman & Wakefield U.S. Borrower LLC, Term Loan, (1 mo. USD Term SOFR + 3.75%), 9.09%, due 1/31/2030	1,749,989 (g)
1,533,432	GYP Holdings III Corp., Term Loan, (1 mo. USD Term SOFR + 2.25%), 7.59%, due 5/12/2030	1,536,315
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Building & Development – cont'd
$1,755,000	MI Windows & Doors LLC, Term Loan B2, (1 mo. USD Term SOFR + 3.50%), 8.84%, due 3/28/2031	$1,759,072
	Tecta America Corp.
510,052	Term Loan, (1 mo. USD Term SOFR + 4.00%), 9.46%, due 4/10/2028	511,837
853,550	Term Loan B, (1 mo. USD Term SOFR + 4.25%), 9.71%, due 4/10/2028	856,537
2,025,000	White Cap Buyer LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.59%, due 10/19/2029	2,007,281
1,195,307	Wilsonart LLC, Term Loan E, (3 mo. USD Term SOFR + 3.25%), 8.68%, due 12/31/2026	1,195,307
		12,607,064
Building Materials 1.7%
	Chamberlain Group, Inc.
1,838,855	Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.69%, due 11/3/2028	1,834,773
453,863	Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.84%, due 11/3/2028	454,003
	Emrld Borrower LP
1,126,159	Term Loan B, (1 mo. USD Term SOFR + 2.50%), 7.84%, due 5/31/2030	1,126,024
1,130,000	Term Loan B, (1 mo. USD Term SOFR), due 6/18/2031	1,130,000 (f)(h)
1,334,419	Oscar AcquisitionCo LLC, Term Loan B, (3 mo. USD Term SOFR + 4.25%), 9.58%, due 4/29/2029	1,323,370
1,531,342	Solis IV BV, Term Loan B1, (3 mo. USD Term SOFR + 3.50%), 8.84%, due 2/26/2029	1,513,471
853,125	Vector WP Holdco, Inc., Term Loan B, (1 mo. USD Term SOFR + 5.00%), 10.46%, due 10/12/2028	850,992 (g)
		8,232,633
Business Equipment & Services 6.4%
2,658,770	Allied Universal Holdco LLC, Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.19%, due 5/12/2028	2,656,988
931,125	Anticimex International AB, Term Loan B1, (3 mo. USD Term SOFR + 3.15%), 8.46%, due 11/16/2028	932,289
	AppLovin Corp.
1,236,136	Term Loan, (1 mo. USD Term SOFR + 2.50%), 7.84%, due 10/25/2028	1,239,745
967,700	Term Loan, (1 mo. USD Term SOFR + 2.50%), 7.84%, due 8/16/2030	969,442
2,184,725	BrightView Landscapes LLC, Term Loan B, (3 mo. USD Term SOFR + 1.50%), 10.00%, due 4/20/2029	2,181,994
1,000,000	Brock Holdings III, Inc., Term Loan B, (3 mo. USD Term SOFR + 6.00%), 11.33%, due 5/2/2030	1,005,000 (g)
1,570,971	Cast & Crew Payroll LLC, Term Loan, (1 mo. USD Term SOFR + 3.75%), 9.09%, due 12/29/2028	1,573,107
1,402,121	Constant Contact, Inc., Term Loan, (3 mo. USD Term SOFR + 4.00%), 9.57%, due 2/10/2028	1,362,399
54,823	Cyxtera DC Holdings, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.00%), 10.50%, due 1/16/2025	54,823 (g)(i)(j)
1,151,550	Deerfield Dakota Holding LLC, Term Loan B, (3 mo. USD Term SOFR + 3.75%), 9.08%, due 4/9/2027	1,150,974
1,369,150	Element Materials Technology Group U.S. Holdings, Inc., Term Loan, (3 mo. USD Term SOFR + 4.25%), 9.68%, due 7/6/2029	1,374,709
1,354,270	Endure Digital, Inc., Term Loan, (1 mo. USD Term SOFR + 3.50%), 8.95%, due 2/10/2028	1,205,977
1,785,000	Fortress Intermediate 3, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.10%, due 6/27/2031	1,785,000 (g)
656,650	Garda World Security Corp., Term Loan B, (3 mo. USD Term SOFR + 4.25%), 9.59%, due 2/1/2029	658,455
1,567,125	Genesys Cloud Services Holdings II LLC, Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.21%, due 12/1/2027	1,576,590
1,363,150	Iron Mountain, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 7.34%, due 1/31/2031	1,357,616
1,362,992	Legence Holdings LLC, Term Loan, (1 mo. USD Term SOFR + 3.50%), 8.94%, due 12/16/2027	1,365,119
	Loire Finco Luxembourg SARL
571,641	Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.94%, due 4/21/2027	567,782
571,110	Term Loan B2, (1 mo. USD Term SOFR + 3.75%), 9.19%, due 4/21/2027	567,004
1,115,564	MX Holdings U.S., Inc., Term Loan B, (1 mo. USD Term SOFR + 2.75%), 8.21%, due 7/31/2028	1,118,353
1,343,250	Nuvei Technologies Corp., Term Loan, (1 mo. USD Term SOFR + 3.00%), 8.44%, due 12/19/2030	1,346,004
1,899,099	Packaging Coordinators Midco, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 8.58%, due 11/30/2027	1,905,158
1,003,907	Tempo Acquisition LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 7.59%, due 8/31/2028	1,006,979
1,395,000	Veritiv Corp., Term Loan B, (3 mo. USD Term SOFR + 4.50%), 9.83%, due 11/30/2030	1,395,879
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Business Equipment & Services – cont'd
$624,039	Vertiv Group Corp., Term Loan B2, (1 mo. USD Term SOFR + 2.00%), 7.34%, due 3/2/2027	$625,774
		30,983,160
Business Services 0.2%
755,438	EP Purchaser LLC, Term Loan B, (3 mo. USD Term SOFR + 4.50%), 10.10%, due 11/6/2028	755,438
Cable & Satellite Television 1.3%
792,992	Altice Financing SA, First Lien Term Loan, (3 mo. USD LIBOR + 2.75%), 8.31%, due 1/31/2026	735,500 (g)
2,070,958	Altice France SA, Term Loan B13, (3 mo. USD LIBOR + 4.00%), 9.58%, due 8/14/2026	1,656,766
488,731	Cablevision Lightpath LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.69%, due 11/30/2027	484,606
	CSC Holdings LLC
721,774	Term Loan B5, (1 mo. USD LIBOR + 2.50%), 7.94%, due 4/15/2027	614,071
485,075	Term Loan B6, (1 mo. USD Term SOFR + 4.50%), 9.83%, due 1/18/2028	465,071
1,749,643	McGraw-Hill Global Education Holdings LLC, Term Loan, (3 mo. USD Term SOFR + 4.75%), 10.35%, due 7/28/2028	1,751,095
517,546	Radiate Holdco LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.71%, due 9/25/2026	429,666
		6,136,775
Capital Markets 0.9%
1,026,631	AqGen Island Holdings, Inc., Term Loan, (1 mo. USD Term SOFR + 3.50%), 8.96%, due 8/2/2028	1,026,631
1,570,000	CPI Holdco B LLC, Term Loan, (1 mo. USD Term SOFR + 2.00%), 7.34%, due 5/19/2031	1,569,843
1,930,000	NEXUS Buyer LLC, Term Loan B, (1 mo. USD Term SOFR), due 7/18/2031	1,905,875 (f)(h)
		4,502,349
Chemicals 2.4%
1,345,000	ECO Services Operations Corp., Term Loan B, (3 mo. USD Term SOFR + 2.25%), 7.50%, due 6/12/2031	1,346,439
2,500,615	Nouryon Finance BV, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 8.83%, due 4/3/2028	2,512,343
2,250,000	Olympus Water US Holding Corp., Term Loan B, (3 mo. USD Term SOFR + 3.75%), 9.10%, due 6/20/2031	2,255,625
1,124,739	PEARLS (Netherlands) Bidco BV, Term Loan B, (3 mo. USD Term SOFR + 4.00%), 9.25%, due 2/26/2029	1,128,956
1,584,202	PMHC II, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.25%), 9.70%, due 4/23/2029	1,548,700
718,200	SCUR-Alpha 1503 GmbH, Term Loan B1, (3 mo. USD Term SOFR + 5.50%), 10.75%, due 3/29/2030	669,276
	Touchdown Acquirer, Inc.
243,413	Term Loan, (3 mo. USD Term SOFR + 4.00%), 9.30%, due 2/21/2031	243,413
1,111,587	Term Loan, (3 mo. USD Term SOFR + 4.00%), 9.33%, due 2/21/2031	1,111,587
1,102,238	Tronox Finance LLC, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 8.09%, due 4/4/2029	1,104,453
		11,920,792
Chemicals & Plastics 2.0%
1,826,585	HB Fuller Co., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 7.34%, due 2/15/2030	1,826,585
1,356,600	Illuminate Buyer LLC, Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.96%, due 12/31/2029	1,361,687
1,652,620	INEOS Quattro Holdings U.K. Ltd., Term Loan, (1 mo. USD Term SOFR + 3.75%), 9.19%, due 3/14/2030	1,647,794
2,034,825	Ineos U.S. Finance LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.59%, due 2/18/2030	2,024,651
1,694,767	SCIH Salt Holdings, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.50%), 8.76%, due 3/16/2027	1,699,682
1,351,535	Sparta U.S. HoldCo LLC, Term Loan, (1 mo. USD Term SOFR + 3.25%), 8.59%, due 8/2/2030	1,352,656
		9,913,055
Clothing - Textiles 0.3%
	S&S Holdings LLC
1,055,711	Term Loan, (1 mo. USD Term SOFR + 5.00%), 10.43%, due 3/11/2028	1,056,376
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Clothing - Textiles – cont'd
$225,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 8.75%), 14.18%, due 3/9/2029	$202,500 (g)
		1,258,876
Commercial Services 0.7%
1,565,000	APi Group DE, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 7.35%, due 1/3/2029	1,568,490
330,000	Foundational Education Group, Inc., Second Lien Term Loan, (3 mo. USD Term SOFR + 6.50%), 12.01%, due 8/31/2029	305,250 (g)
1,472,017	Neptune Bidco U.S., Inc., Term Loan B, (3 mo. USD Term SOFR + 5.00%), 10.40%, due 4/11/2029	1,383,696
		3,257,436
Commercial Services & Supplies 1.6%
1,645,000	Albion Financing 3 SARL, Term Loan B, (1 mo. USD Term SOFR), due 8/17/2029	1,656,318 (f)(h)
936,771	Belfor Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.09%, due 11/1/2030	940,284
1,365,000	Crash Champions LLC, Term Loan B, (3 mo. USD Term SOFR + 4.75%), 10.08%, due 2/23/2029	1,351,923
893,852	EnergySolutions LLC, Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.09%, due 9/20/2030	898,322
2,760,000	GTCR W Merger Sub LLC, Term Loan B, (3 mo. USD Term SOFR + 3.00%), 8.33%, due 1/31/2031	2,761,297
		7,608,144
Communication Services 0.2%
809,250	Foundational Education Group, Inc., First Lien Term Loan, (3 mo. USD Term SOFR + 3.75%), 9.26%, due 8/31/2028	768,787 (g)
Conglomerate 0.0%(e)
103,531	Bright Bidco BV, Term Loan, (3 mo. USD Term SOFR + 1.00%), 6.25%, due 10/31/2027	48,001
Construction & Engineering 0.3%
1,532,790	Brand Industrial Services, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.50%), 9.83%, due 8/1/2030	1,532,606
Containers & Glass Products 2.0%
1,570,000	Altium Packaging LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 7.84%, due 6/5/2031	1,564,113
1,345,000	Anchor Packaging, Inc., Term Loan, (1 mo. USD Term SOFR + 3.75%), 9.09%, due 7/18/2029	1,346,197
1,790,000	Berlin Packaging LLC, Term Loan B, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%), 9.08% – 9.09%, due 6/9/2031	1,796,712 (k)
1,286,742	Mauser Packaging Solutions Holding Co., Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.84%, due 4/15/2027	1,290,500
989,700	Reynolds Consumer Products LLC, Term Loan, (1 mo. USD Term SOFR + 1.75%), 7.19%, due 2/4/2027	992,550
653,389	Spa Holdings 3 Oy, Term Loan B, (3 mo. USD Term SOFR + 3.75%), 9.35%, due 2/4/2028	653,800
2,104,891	Trident TPI Holdings, Inc., Term Loan B6, (3 mo. USD Term SOFR + 4.00%), 9.33%, due 9/15/2028	2,115,310
		9,759,182
Containers & Packaging 0.3%
	Mold-Rite Plastics LLC
120,984	Term Loan, (3 mo. USD Term SOFR + 1.50%), 7.08%, due 10/10/2028	98,702
371,438	Term Loan, (3 mo. USD Term SOFR + 7.00%), 12.58%, due 10/10/2029	195,005
1,326,675	SupplyOne, Inc., Term Loan B, (1 mo. USD Term SOFR + 4.25%), 9.59%, due 4/21/2031	1,333,308
		1,627,015
Diversified Capital Markets 0.4%
1,796,850	Belron Finance US LLC, First Lien Term Loan, (3 mo. USD Term SOFR + 2.25%), 7.63%, due 4/18/2029	1,802,097
Diversified Consumer Services 0.5%
1,090,000	Mister Car Wash Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 8.34%, due 3/27/2031	1,092,529
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Diversified Consumer Services – cont'd
$1,580,000	TTF Holdings LLC, Term Loan, (1 yr. USD Term SOFR + 3.75%), 9.09%, due 7/18/2031	$1,580,995
		2,673,524
Diversified Financial Services 1.1%
1,571,528	Avolon TLB Borrower 1 (US) LLC, Term Loan B6, (1 mo. USD Term SOFR + 2.00%), 7.35%, due 6/22/2028	1,575,865
1,567,125	Eisner Advisory Group LLC, Term Loan B, (1 mo. USD Term SOFR + 4.00%), 9.34%, due 2/28/2031	1,576,920
1,556,465	LSF11 Trinity Bidco, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.85%, due 6/14/2030	1,561,819
843,375	Superannuation & Investments U.S. LLC, Term Loan, (1 mo. USD Term SOFR + 3.75%), 9.21%, due 12/1/2028	842,321
		5,556,925
Diversified Insurance 0.7%
1,636,706	Gainwell Acquisition Corp., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 9.43%, due 10/1/2027	1,452,577
1,940,000	HUB International Ltd., First Lien Term Loan B, (3 mo. USD Term SOFR), due 6/20/2030	1,941,940 (f)(h)
		3,394,517
Electric Utilities 0.4%
1,711,398	Generation Bridge Northeast LLC, Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.84%, due 8/22/2029	1,722,813
Electronic Components 0.3%
1,239,816	II-VI, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 7.84%, due 7/2/2029	1,241,676
Electronics - Electrical 8.3%
	Ahead DB Holdings LLC
989,470	Term Loan B, (3 mo. USD Term SOFR + 3.75%), 9.08%, due 2/1/2031	990,529
1,045,000	Term Loan B, (3 mo. USD Term SOFR + 4.25%), 9.58%, due 2/1/2031	1,046,118
	Applied Systems, Inc.
855,000	First Lien Term Loan, (3 mo. USD Term SOFR + 3.50%), 8.83%, due 2/24/2031	858,933
500,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 5.25%), 10.58%, due 2/23/2032	517,815
947,340	Cloudera, Inc., Term Loan, (1 mo. USD Term SOFR + 3.75%), 9.19%, due 10/8/2028	917,735
760,988	CommScope, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.71%, due 4/6/2026	711,288
1,807,884	Epicor Software Corp., Term Loan, (1 mo. USD Term SOFR + 3.25%), 8.59%, due 5/23/2031	1,819,183
1,582,692	Flexera Software LLC, Term Loan, (3 mo. USD Term SOFR + 3.50%), 8.83%, due 3/3/2028	1,587,440
1,512,487	Go Daddy Operating Co. LLC, Term Loan B6, (1 mo. USD Term SOFR + 2.00%), 7.34%, due 11/9/2029	1,515,043
1,160,000	GoodRx, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.09%, due 7/10/2029	1,155,650
1,296,750	Imagine Learning LLC, Term Loan, (1 mo. USD Term SOFR + 3.50%), 8.84%, due 12/21/2029	1,297,152
1,543,731	Imprivata, Inc., Term Loan, (3 mo. USD Term SOFR + 3.50%), 8.75%, due 12/1/2027	1,549,088
1,991,580	Ingram Micro, Inc., Term Loan, (3 mo. USD Term SOFR + 3.00%), 8.60%, due 6/30/2028	2,003,191
696,628	Ivanti Software, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.25%), 9.83%, due 12/1/2027	577,853
	Maverick Bidco, Inc.
1,585,610	Term Loan, (3 mo. USD Term SOFR + 3.75%), 9.15%, due 5/18/2028	1,577,682
245,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 6.75%), 12.15%, due 5/18/2029	237,650
2,758,043	McAfee LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.59%, due 3/1/2029	2,752,003
1,387,370	MH Sub I LLC, Term Loan, (1 mo. USD Term SOFR + 4.25%), 9.59%, due 5/3/2028	1,383,763
1,201,252	Netsmart Technologies, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.21%, due 10/1/2027	1,205,324
675,743	Polaris Newco LLC, Term Loan B, (3 mo. USD Term SOFR + 4.00%), 9.51%, due 6/2/2028	676,514
	Rackspace Finance LLC
495,865	First Lien Term Loan, (1 mo. USD Term SOFR + 2.75%), 8.20%, due 5/15/2028	220,129
332,492	First Lien Term Loan, (1 mo. USD Term SOFR + 6.25%), 11.70%, due 5/15/2028	335,817
1,238,218	RealPage, Inc., First Lien Term Loan, (1 mo. USD Term SOFR + 3.00%), 8.46%, due 4/24/2028	1,205,455
778,490	Redstone Holdco 2 LP, Term Loan, (3 mo. USD Term SOFR + 4.75%), 10.26%, due 4/27/2028	657,964
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Electronics - Electrical – cont'd
$192,495	Riverbed Technology, Inc., Term Loan, (3 mo. USD Term SOFR + 2.50%), 7.83%, due 7/1/2028	$117,662
1,826,238	S2P Acquisition Borrower, Inc., Term Loan, (1 mo. USD Term SOFR + 4.00%), 9.44%, due 8/14/2026	1,826,804
1,564,192	Sophia LP, Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.94%, due 10/9/2029	1,575,142
2,139,009	SS&C Technologies, Inc., Term Loan B8, (1 mo. USD Term SOFR + 2.00%), 7.34%, due 5/9/2031	2,146,324
1,150,500	Storable, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.84%, due 4/17/2028	1,153,134
2,190,000	UKG, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 8.55%, due 2/10/2031	2,196,307
	Vision Solutions, Inc.
860,498	Term Loan, (3 mo. USD Term SOFR + 4.25%), 9.51%, due 4/24/2028	828,694
835,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 7.25%), 12.76%, due 4/23/2029	793,250
1,550,000	VS Buyer LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.58%, due 4/11/2031	1,554,852
1,324,917	ZoomInfo LLC, Term Loan B, (1 mo. USD Term SOFR + 1.75%), 7.09%, due 2/28/2030	1,323,261
		40,314,749
Energy Equipment & Services 0.3%
1,565,000	PG Investment Co. 59 SARL, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 8.83%, due 3/26/2031	1,574,124
Entertainment 0.9%
1,516,200	Caesars Entertainment, Inc., Term Loan B1, (3 mo. USD Term SOFR + 2.75%), 8.10%, due 2/6/2031	1,517,549
1,945,000	Delta 2 (LUX) SARL, Term Loan B, (3 mo. USD Term SOFR + 2.25%), 7.58%, due 1/15/2030	1,951,477
975,100	Great Canadian Gaming Corp., Term Loan, (3 mo. USD Term SOFR + 4.00%), 9.61%, due 11/1/2026	979,488
		4,448,514
Financial Intermediaries 4.4%
1,089,200	Apex Group Treasury LLC, Term Loan, (3 mo. USD Term SOFR + 3.75%), 9.33%, due 7/27/2028	1,087,838
495,000	Blackstone Mortgage Trust, Inc., Term Loan B4, (1 mo. USD Term SOFR), due 5/9/2029	472,725 (f)(h)
1,581,289	Citadel Securities LP, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 7.59%, due 7/29/2030	1,585,843
2,009,240	Citco Funding LLC, Term Loan B, (3 mo. USD Term SOFR + 2.75%), 8.10%, due 4/27/2028	2,013,419
	Edelman Financial Center LLC
1,392,791	Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.59%, due 4/7/2028	1,393,376
450,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 5.25%), 10.59%, due 10/6/2028	450,225
975,150	FinCo I LLC, Term Loan, (3 mo. USD Term SOFR + 3.00%), 8.26%, due 6/27/2029	979,753
1,771,404	Focus Financial Partners LLC, Term Loan B7, (1 mo. USD Term SOFR + 2.75%), 8.09%, due 6/30/2028	1,771,050
1,375,500	Galaxy U.S. Opco, Inc., Term Loan, (3 mo. USD Term SOFR + 4.75%), 10.00%, due 4/29/2029	1,069,451
1,421,484	Guggenheim Partners LLC, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 8.58%, due 12/12/2029	1,427,071
1,950,888	Harbourvest Partners LLC, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 7.83%, due 4/18/2030	1,955,765 (g)
1,500,000	OEG Borrower LLC, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 8.83%, due 6/25/2031	1,497,195
1,136,150	Orion Advisor Solutions, Inc., Term Loan, (3 mo. USD Term SOFR + 3.75%), 9.26%, due 9/24/2027	1,134,491
2,790,000	Sedgwick Claims Management Services, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.09%, due 2/24/2028	2,793,487 (f)(h)
1,608,634	Starwood Property Trust, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.75%), 8.09%, due 11/18/2027	1,614,667 (g)
		21,246,356
Food & Staples Retailing 0.4%
1,429,091	Cardenas Markets, Inc., Term Loan, (3 mo. USD Term SOFR + 6.75%), 12.18%, due 8/1/2029	1,431,892
686,875	Northeast Grocery, Inc., Term Loan B, (3 mo. USD Term SOFR + 7.50%), 12.83%, due 12/13/2028	697,178
		2,129,070
Food Products 0.5%
1,576,800	Nomad Foods U.S. LLC, Term Loan B4, (3 mo. USD Term SOFR + 2.50%), 7.81%, due 11/12/2029	1,578,203
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Food Products – cont'd
$1,386,684	WOOF Holdings, Inc., First Lien Term Loan, (3 mo. USD Term SOFR + 3.75%), 9.35%, due 12/21/2027	$1,053,880
		2,632,083
Food Service 0.6%
2,254,350	1011778 B.C. Unlimited Liability Co., Term Loan B6, (1 mo. USD Term SOFR + 1.75%), 7.09%, due 9/20/2030	2,242,447
929,315	U.S. Foods, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 7.34%, due 11/22/2028	933,135
		3,175,582
Health Care 6.6%
1,556,080	Agiliti Health, Inc., Term Loan, (3 mo. USD Term SOFR + 3.00%), 8.33%, due 5/1/2030	1,543,445
3,385,823	Athenahealth Group, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.59%, due 2/15/2029	3,377,358
1,535,000	Auris Luxembourg III SARL, Term Loan B4, (6 mo. USD Term SOFR + 4.25%), 9.56%, due 2/28/2029	1,540,326
	Aveanna Healthcare LLC
1,782,617	Term Loan B, (3 mo. USD Term SOFR + 3.75%), 9.20%, due 7/17/2028	1,702,845
535,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 7.00%), 12.50%, due 12/10/2029	488,187
1,210,000	Bella Holding Co. LLC, Term Loan, (1 mo. USD Term SOFR), due 5/10/2028	1,210,678 (f)(h)
1,711,400	CHG Healthcare Services, Inc., Term Loan B2, (3 mo. USD Term SOFR + 3.50%), 8.78%, due 9/29/2028	1,712,478
2,280,450	Ensemble RCM LLC, Term Loan B, (3 mo. USD Term SOFR + 3.00%), 8.25%, due 8/1/2029	2,288,728
1,680,000	Impala Bidco 0 Ltd., Term Loan, (3 mo. USD Term SOFR + 0.49%), 5.93%, due 6/8/2028	1,694,700
850,725	IQVIA, Inc., Term Loan B4, (3 mo. USD Term SOFR + 2.00%), 7.33%, due 1/2/2031	854,179
501,174	Medical Solutions Holdings, Inc., First Lien Term Loan, (3 mo. USD Term SOFR + 3.25%), 8.60%, due 11/1/2028	396,825
2,408,771	Medline Borrower LP, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 8.10%, due 10/23/2028	2,415,853
	National Mentor Holdings, Inc.
2,117,463	Term Loan, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%), 9.18% – 9.19%, due 3/2/2028	1,991,474 (f)(h)(k)
63,560	Term Loan C, (3 mo. USD Term SOFR + 3.75%), 9.18%, due 3/2/2028	59,779 (f)(h)
410,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 7.25%), 12.68%, due 3/2/2029	363,260
1,697,755	Parexel International Corp., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 8.34%, due 11/15/2028	1,703,494
1,930,000	Phoenix Guarantor, Inc., Term Loan, (1 mo. USD Term SOFR), due 2/21/2031	1,930,116 (f)(h)
421,950	Quantum Health, Inc., Term Loan, (3 mo. USD Term SOFR + 4.25%), 9.60% – 9.86%, due 12/22/2027	421,950 (g)(k)
308,602	Select Medical Corp., Term Loan B1, (1 mo. USD Term SOFR + 3.00%), 8.34%, due 3/6/2027	308,216
108,520	Sound Inpatient Physicians, Term Loan, (3 mo. USD Term SOFR + 6.75%), 12.35%, due 6/28/2029	32,827
1,426,842	Southern Veterinary Partners LLC, Term Loan, (1 mo. USD Term SOFR + 3.75%), 9.09%, due 10/5/2027	1,434,204
1,623,882	Summit Behavioral Healthcare LLC, Term Loan B, (3 mo. USD Term SOFR + 4.25%), 9.60%, due 11/24/2028	1,631,319
239,333	Team Health Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 5.25%, 3 mo. USD Term SOFR + 5.25%), 10.50% – 10.59%, due 3/2/2027	224,037 (k)
	Team Services Group
1,317,012	Term Loan, (3 mo. USD Term SOFR + 5.00%), 10.51%, due 12/20/2027	1,285,733
950,000	Term Loan B, (3 mo. USD Term SOFR + 5.25%), 10.65%, due 12/20/2027	928,625
75,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 9.00%), 14.51%, due 12/18/2028	74,250 (g)
724,091	Waystar Technologies, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.75%), 8.09%, due 10/22/2029	729,522
		32,344,408
Health Care Equipment & Supplies 0.6%
	Bausch & Lomb Corp.
1,170,000	Term Loan, (1 mo. USD Term SOFR + 3.25%), 8.70%, due 5/10/2027	1,147,630
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Health Care Equipment & Supplies – cont'd
$794,973	Term Loan, (1 mo. USD Term SOFR + 4.00%), 9.34%, due 9/29/2028	$789,010
997,500	Sharp Services LLC, Term Loan, (3 mo. USD Term SOFR + 3.75%), 9.08%, due 12/31/2028	1,002,487 (g)
		2,939,127
Health Care Providers & Services 0.8%
1,413,199	AEA International Holdings (Lux) SARL, Term Loan B, (3 mo. USD Term SOFR + 2.75%), 8.03%, due 9/7/2028	1,416,731 (g)
1,395,000	Concentra Health Services, Inc., Term Loan B, (1 mo. USD Term SOFR), due 7/28/2031	1,396,744 (f)(g)(h)
1,335,000	Outcomes Group Holdings, Inc., Term Loan, (1 mo. USD Term SOFR + 4.25%), 9.59%, due 5/6/2031	1,338,551
		4,152,026
Health Care Technology 0.4%
1,765,575	Cotiviti Corp., Term Loan, (1 mo. USD Term SOFR + 3.25%), 8.59%, due 5/1/2031	1,771,101
Health Insurance 0.4%
1,780,390	AmWINS Group, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.25%), 7.71%, due 2/19/2028	1,782,936
Home Furnishings 0.1%
772,520	Weber-Stephen Products LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.71%, due 10/30/2027	712,580
Hotels, Restaurants & Leisure 0.3%
1,685,000	GBT US III LLC, Term Loan B, (1 mo. USD Term SOFR), due 7/18/2031	1,685,000 (f)(h)
Household Durables 0.1%
699,605	Restoration Hardware, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 7.96%, due 10/20/2028	659,874
Independent Power & Renewable Electricity Producers 0.7%
1,350,000	Hamilton Projects Acquiror LLC, Term Loan B, (3 mo. USD Term SOFR + 3.75%), 9.09%, due 5/22/2031	1,361,394
1,000,000	Oregon Clean Energy LLC, Term Loan B, (USD Term SOFR), due 7/12/2030	1,006,500 (f)(h)
	Parkway Generation LLC
1,020,450	Term Loan B, (3 mo. USD Term SOFR + 4.75%), 10.26%, due 2/18/2029	1,027,470
135,907	Term Loan C, (3 mo. USD Term SOFR + 4.75%), 10.26%, due 2/18/2029	136,842
		3,532,206
Industrial Equipment 3.2%
2,034,900	BCPE Empire Holdings, Inc., Term Loan, (1 mo. USD Term SOFR + 4.00%), 9.34%, due 12/11/2028	2,038,217
821,759	Columbus McKinnon Corp., Term Loan, (3 mo. USD Term SOFR + 2.50%), 7.83%, due 5/14/2028	824,841
1,567,125	Crosby U.S. Acquisition Corp., Term Loan B, (1 mo. USD Term SOFR + 4.00%), 9.35%, due 8/16/2029	1,572,751
	Engineered Machinery Holdings, Inc.
1,238,714	Term Loan, (3 mo. USD Term SOFR + 3.75%), 9.35%, due 5/19/2028	1,243,557
560,792	Second Lien Term Loan, (3 mo. USD Term SOFR + 6.00%), 11.60%, due 5/21/2029	557,988
	Fluid-Flow Products, Inc.
1,102,395	Term Loan, (3 mo. USD Term SOFR + 3.75%), 9.35%, due 3/31/2028	1,105,493
550,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 6.75%), 12.17%, due 3/30/2029	532,125
	Gates Global LLC
1,198,876	Term Loan B4, (1 mo. USD Term SOFR + 2.25%), 7.59%, due 11/16/2029	1,200,494
695,000	Term Loan B5, (1 mo. USD Term SOFR + 2.25%), 7.59%, due 6/4/2031	695,869
1,348,584	Groupe Solmax, Inc., Term Loan, (1 mo. USD Term SOFR + 4.75%, 3 mo. USD Term SOFR + 4.75%), 10.21% – 10.35%, due 5/29/2028	1,312,131 (k)
1,104,618	Star U.S. Bidco LLC, Term Loan B, (1 mo. USD Term SOFR + 4.25%), 9.69%, due 3/17/2027	1,107,722
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Industrial Equipment – cont'd
$1,771,111	TK Elevator U.S. Newco, Inc., Term Loan B, (6 mo. USD Term SOFR + 3.50%), 8.59%, due 4/30/2030	$1,779,683
1,820,000	WEC U.S. Holdings Ltd., Term Loan, (1 mo. USD Term SOFR + 2.75%), 8.09%, due 1/27/2031	1,823,458
		15,794,329
Insurance 1.0%
1,815,000	OneDigital Borrower LLC, Term Loan, (1 mo. USD Term SOFR + 3.25%), 8.59%, due 7/2/2031	1,807,304
1,755,000	Truist Insurance Holdings LLC, First Lien Term Loan, (3 mo. USD Term SOFR + 3.25%), 8.58%, due 5/6/2031	1,758,019
1,131,463	USI, Inc., Term Loan, (3 mo. USD Term SOFR + 2.75%), 8.08%, due 9/27/2030	1,132,878
		4,698,201
Internet 0.3%
1,282,163	WatchGuard Technologies, Inc., Term Loan, (1 mo. USD Term SOFR + 5.25%), 10.59%, due 7/2/2029	1,271,585
IT Consulting & Other Services 0.3%
1,649,742	World Wide Technology Holding Co. LLC, Term Loan, (1 mo. USD Term SOFR + 2.75%), 8.18%, due 3/1/2030	1,651,804 (g)
Leisure Goods - Activities - Movies 0.9%
808,217	Carnival Corp., Term Loan B1, (1 mo. USD Term SOFR + 2.75%), 8.09%, due 10/18/2028	811,757
1,783,636	Creative Artists Agency LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.59%, due 11/27/2028	1,791,324
1,586,025	Motion Finco SARL, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 8.83%, due 11/12/2029	1,590,656
		4,193,737
Life Sciences Tools & Services 0.5%
2,294,250	Star Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.75%), 9.08%, due 9/27/2030	2,296,590
Lodging & Casinos 2.2%
1,125,000	Allwyn International AS, Term Loan B, (1 mo. USD Term SOFR), due 6/2/2031	1,121,951 (f)(h)
	Alterra Mountain Co.
1,106,625	Term Loan B4, (1 mo. USD Term SOFR + 3.25%), 8.59%, due 8/17/2028	1,110,089
660,013	Term Loan B5, (1 mo. USD Term SOFR + 3.50%), 8.84%, due 5/31/2030	663,590
900,475	Flutter Financing BV, Term Loan B, (3 mo. USD Term SOFR + 2.25%), 7.58%, due 11/29/2030	900,853
1,649,875	Four Seasons Hotels Ltd., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 7.34%, due 11/30/2029	1,654,825
1,306,800	Golden Entertainment, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.25%), 7.60%, due 5/28/2030	1,305,990
1,436,718	GVC Holdings (Gibraltar) Ltd., Term Loan B3, (6 mo. USD Term SOFR + 2.75%), 8.01%, due 10/31/2029	1,438,212
1,635,100	Scientific Games Holdings LP, Term Loan B, (3 mo. USD Term SOFR + 3.00%), 8.32%, due 4/4/2029	1,631,830
811,356	Wyndham Hotels & Resorts, Inc., Term Loan, (1 mo. USD Term SOFR + 1.75%), 7.09%, due 5/24/2030	811,226
		10,638,566
Machinery 0.2%
1,076,562	Barnes Group, Inc., Term Loan, (1 mo. USD Term SOFR + 2.50%), 7.84%, due 9/3/2030	1,080,147
Machinery Diversified 0.4%
1,722,167	Chart Industries, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.50%), 7.82%, due 3/15/2030	1,727,558
Metals & Mining 0.5%
1,290,266	Arsenal AIC Parent LLC, Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.09%, due 8/18/2030	1,293,815
1,122,938	Trulite Holding Corp., Term Loan, (1 mo. USD Term SOFR + 6.00%), 11.34%, due 3/1/2030	1,089,249 (g)
		2,383,064
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Nonferrous Metals - Minerals 0.5%
$2,020,128	Covia Holdings Corp., Term Loan, (3 mo. USD Term SOFR + 4.26%), 9.58%, due 7/31/2026	$2,004,978
479,013	Ozark Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.21%, due 12/16/2027	469,433
		2,474,411
Nonferrous Metals/Minerals 0.3%
1,460,000	U.S. Silica Co., First Lien Term Loan B, (1 mo. USD Term SOFR), due 7/18/2031	1,455,445 (f)(h)
Oil & Gas 4.6%
1,884,789	AL GCX Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.58%, due 5/17/2029	1,886,674
1,126,932	AL NGPL Holdings LLC, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 8.56%, due 4/13/2028	1,130,099
1,954,561	BANGL LLC, Term Loan B, (3 mo. USD Term SOFR + 4.50%), 9.82%, due 2/1/2029	1,968,009
1,999,710	BCP Renaissance Parent LLC, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 8.60%, due 10/31/2028	2,007,209 (f)(h)
1,082,813	Brazos Delaware II LLC, Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.85%, due 2/11/2030	1,088,227
	Buckeye Partners LP
506,290	Term Loan B3, (1 mo. USD Term SOFR + 2.00%), 7.34%, due 11/1/2026	508,149
882,787	Term Loan B2, (1 mo. USD Term SOFR + 2.00%), 7.34%, due 11/22/2030	883,088
2,024,723	CQP Holdco LP, Term Loan B, (3 mo. USD Term SOFR + 2.25%), 7.58%, due 12/31/2030	2,027,942
1,227,726	Freeport LNG Investments LLLP, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 9.04%, due 12/21/2028	1,221,281
1,258,382	GIP III Stetson I LP, Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.84%, due 10/31/2028	1,265,618
1,832,792	Oryx Midstream Services Permian Basin LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 8.44%, due 10/5/2028	1,838,363
2,239,388	Prairie ECI Acquiror LP, Term Loan, (1 mo. USD Term SOFR + 4.75%), 10.09%, due 8/1/2029	2,238,268
1,337,402	Traverse Midstream Partners LLC, Term Loan, (3 mo. USD Term SOFR + 3.50%), 8.75%, due 2/16/2028	1,339,074
	Waterbridge Midstream Operating LLC
1,345,000	Term Loan B, (3 mo. USD Term SOFR + 4.50%), 9.83%, due 5/10/2029	1,348,362
1,580,000	First Lien Term Loan B, (3 mo. USD Term SOFR + 4.75%), 10.08%, due 6/27/2029	1,572,384
		22,322,747
Oil & Gas Storage & Transportation 0.3%
1,340,477	Whitewater Whistler Holdings LLC, Term Loan B, (3 mo. USD Term SOFR + 2.25%), 7.63%, due 2/15/2030	1,342,152
Oil, Gas & Consumable Fuels 1.2%
1,585,000	Epic Y-Grade Services LP, Term Loan B, (3 mo. USD Term SOFR + 5.75%), 11.07%, due 6/29/2029	1,584,255
1,826,959	GIP Pilot Acquisition Partners LP, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 7.82%, due 10/4/2030	1,833,811
1,356,600	NGL Energy Partners LP, Term Loan B, (1 mo. USD Term SOFR + 4.50%), 9.84%, due 2/2/2031	1,354,619
1,205,000	NGP XI Midstream Holdings LLC, Term Loan B, (1 mo. USD Term SOFR), due 7/25/2031	1,200,481 (f)(g)(h)
		5,973,166
Packaging 0.6%
2,015,948	Reynolds Group Holdings, Inc., Term Loan B3, (1 mo. USD Term SOFR + 2.50%), 7.85%, due 9/24/2028	2,018,891 (f)(h)
960,375	Ring Container Technologies Group LLC, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 8.09%, due 8/12/2028	961,815
		2,980,706
Pipelines 0.3%
1,498,660	New Fortress Energy, Inc., Term Loan, (3 mo. USD Term SOFR + 5.00%), 10.25%, due 10/27/2028	1,475,250 (f)(h)
Professional Services 1.8%
1,215,000	AAL Delaware Holdco, Inc., Term Loan B, (1 mo. USD Term SOFR), due 7/30/2031	1,221,075 (f)(h)
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Professional Services – cont'd
$1,110,000	Crisis Prevention Institute, Inc., Term Loan, (3 mo. USD Term SOFR + 4.75%), 10.08%, due 4/9/2031	$1,112,775
2,423,925	Dun & Bradstreet Corp., Term Loan B, (1 mo. USD Term SOFR + 2.75%), 8.10%, due 1/18/2029	2,428,482
1,394,463	Genuine Financial Holdings LLC, Term Loan B, (3 mo. USD Term SOFR + 4.00%), 9.35%, due 9/27/2030	1,394,895
1,453,025	Ryan LLC, Term Loan, (1 mo. USD Term SOFR + 3.50%), 8.84%, due 11/14/2030	1,455,568
1,090,246	Trans Union LLC, Term Loan B8, (1 mo. USD Term SOFR + 1.75%), 7.10%, due 6/24/2031	1,089,395
		8,702,190
Property & Casualty Insurance 0.5%
2,235,000	Broadstreet Partners, Inc., Term Loan B4, (1 mo. USD Term SOFR + 3.25%), 8.59%, due 6/14/2031	2,238,040
Publishing 0.7%
	Ascend Learning LLC
1,201,800	Term Loan, (1 mo. USD Term SOFR + 3.50%), 8.94%, due 12/11/2028	1,202,365
725,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 5.75%), 11.19%, due 12/10/2029	699,625
1,316,700	Cengage Learning, Inc., Term Loan B, (6 mo. USD Term SOFR + 4.25%), 9.54%, due 3/22/2031	1,321,849
		3,223,839
Radio & Television 0.1%
740,005	Sinclair Television Group, Inc., Term Loan B2B, (3 mo. USD Term SOFR + 2.50%), 8.01%, due 9/30/2026	699,615
Real Estate Investment Trusts 0.2%
832,763	RHP Hotel Properties LP, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 7.59%, due 5/18/2030	833,288
Real Estate Management & Development 0.4%
1,717,047	Greystar Real Estate Partners LLC, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 8.58%, due 8/21/2030	1,721,339 (g)
Retail 0.1%
437,400	LIDS Holdings, Inc., Term Loan, (3 mo. USD Term SOFR + 5.50%), 10.99%, due 12/14/2026	435,760 (g)
Retailers (except food & drug) 1.7%
1,804,341	CNT Holdings I Corp., Term Loan, (3 mo. USD Term SOFR + 3.50%), 8.75%, due 11/8/2027	1,810,692
2,030,399	Great Outdoors Group LLC, Term Loan B2, (1 mo. USD Term SOFR + 3.75%), 9.21%, due 3/6/2028	2,026,420
2,214,450	Peer Holding III BV, Term Loan B4, (3 mo. USD Term SOFR + 3.25%), 8.58%, due 10/28/2030	2,224,149
989,993	Petco Health & Wellness Co., Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 8.85%, due 3/3/2028	913,061
1,266,456	Sally Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 1.75%), 7.08%, due 2/28/2030	1,269,091
		8,243,413
Software 1.4%
3,091,963	Central Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 8.58%, due 7/6/2029	3,058,940
995,000	Cloudera, Inc., Second Lien Term Loan, (1 mo. USD Term SOFR + 6.00%), 11.44%, due 10/8/2029	926,594
1,179,750	ConnectWise LLC, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 9.10%, due 9/29/2028	1,175,031
	Darktrace PLC
1,410,000	Term Loan, (1 mo. USD Term SOFR), due 7/2/2031	1,390,613 (f)(h)
470,000	Second Lien Term Loan, (1 mo. USD Term SOFR), due 7/2/2032	465,300 (f)(g)(h)
		7,016,478
Specialty Retail 0.3%
1,300,148	Tailored Brands, Inc., Term Loan, (3 mo. USD Term SOFR + 6.50%), 11.84%, due 2/26/2029	1,287,147
Steel 0.2%
1,092,262	Zekelman Industries, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.25%), 7.60%, due 1/24/2031	1,094,600
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Surface Transport 0.7%
	Hertz Corp.
$281,905	Term Loan B, (3 mo. USD Term SOFR + 3.25%), 8.86%, due 6/30/2028	$255,828
54,771	Term Loan C, (3 mo. USD Term SOFR + 3.25%), 8.86%, due 6/30/2028	49,705
1,389,518	ITT Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 8.44%, due 10/11/2030	1,393,867
1,815,450	Kenan Advantage Group, Inc., Term Loan B3, (1 mo. USD Term SOFR + 3.75%), 9.09%, due 1/25/2029	1,816,358
		3,515,758
Telecommunications 1.6%
1,941,292	Consolidated Communications, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.96%, due 10/2/2027	1,847,431 (f)(h)
1,355,000	Frontier Communications Corp., Term Loan B, (3 mo. USD Term SOFR + 3.50%), 8.83%, due 7/1/2031	1,362,629
	GTT Communications, Inc.
302,532	Term Loan, (1 mo. USD Term SOFR + 1.10%), 6.44%, due 12/30/2027	280,849
255,826	Term Loan, (3 mo. USD Term SOFR + 9.10%), 14.43%, due 6/30/2028	185,474
912,460	Level 3 Financing, Inc., Term Loan B1, (1 mo. USD Term SOFR + 6.56%), 11.91%, due 4/15/2029	903,983 (f)(h)
	Lumen Technologies, Inc.
527,104	Term Loan B1, (1 mo. USD Term SOFR + 2.35%), 7.81%, due 4/15/2029	392,693
538,924	Term Loan B2, (1 mo. USD Term SOFR + 2.35%), 7.81%, due 4/15/2030	388,925
330,000	Telesat Canada, Term Loan B5, (3 mo. USD Term SOFR + 2.75%), 8.36%, due 12/7/2026	156,133
904,425	Voyage Australia Pty. Ltd., Term Loan B, (3 mo. USD Term SOFR + 3.50%), 9.04%, due 7/20/2028	903,864
	Zayo Group Holdings, Inc.
1,025,875	Term Loan, (1 mo. USD Term SOFR + 3.00%), 8.46%, due 3/9/2027	915,224 (f)(h)
791,775	Term Loan B, (1 mo. USD Term SOFR + 4.25%), 9.59%, due 3/9/2027	708,971
		8,046,176
Trading Companies & Distributors 1.5%
1,340,000	Barentz International BV, Term Loan B2, (3 mo. USD Term SOFR + 4.00%), 9.43%, due 3/1/2031	1,347,544
1,740,638	CD&R Hydra Buyer, Inc., Term Loan B, (1 mo. USD Term SOFR + 4.00%), 9.28%, due 3/25/2031	1,746,434
1,126,488	Fastlane Parent Co., Inc., Term Loan B, (1 mo. USD Term SOFR + 4.50%), 9.84%, due 9/29/2028	1,123,694
1,805,475	Foundation Building Materials Holding Co. LLC, Term Loan B2, (1 mo. USD Term SOFR + 4.00%, 3 mo. USD Term SOFR + 4.00%), 9.25% – 9.34%, due 1/29/2031	1,787,420 (k)
1,345,000	Johnstone Supply LLC, Term Loan, (1 mo. USD Term SOFR + 3.00%), 8.33%, due 6/7/2031	1,347,690
		7,352,782
Transportation 0.8%
879,750	ASP Dream Acquisition Co. LLC, Term Loan B, (1 mo. USD Term SOFR + 4.25%), 9.69%, due 12/15/2028	879,750 (g)
1,369,150	Latam Airlines Group SA, Term Loan B, (3 mo. USD Term SOFR + 9.50%), 14.95%, due 10/12/2027	1,387,305
	Worldwide Express Operations LLC
1,389,856	First Lien Term Loan, (3 mo. USD Term SOFR + 4.25%), 9.85%, due 7/26/2028	1,392,469
320,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 7.00%), 12.60%, due 7/26/2029	313,200
		3,972,724
Transportation Infrastructure 0.3%
1,325,000	Radar Bidco SARL, Term Loan B, (3 mo. USD Term SOFR + 4.25%), 9.57%, due 4/4/2031	1,329,147
Utilities 4.3%
1,483,062	APX Group, Inc., Term Loan B, (3 mo. USD Term SOFR + 1.75%, 3 mo. USD Term SOFR + 2.75%), 8.30% – 10.25%, due 7/10/2028	1,484,916 (k)
1,581,038	Artera Services LLC, Term Loan, (3 mo. USD Term SOFR + 4.50%), 9.83%, due 2/15/2031	1,583,504
1,576,050	Calpine Corp., Term Loan B9, (1 mo. USD Term SOFR + 2.00%), 7.34%, due 1/31/2031	1,574,947
954,381	Carroll County Energy LLC, Term Loan B, (3 mo. USD Term SOFR + 4.00%), 9.34%, due 6/24/2031	957,960
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Utilities – cont'd
$1,129,865	Eastern Power LLC, Term Loan B, (1 mo. USD Term SOFR + 5.25%), 10.59%, due 4/3/2028	$1,128,453
1,455,000	Edgewater Generation LLC, Term Loan B, (1 mo. USD Term SOFR), due 7/25/2030	1,471,369 (f)(h)
1,815,131	Granite Generation LLC, Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.21%, due 11/9/2026	1,813,624
770,768	Kestrel Acquisition LLC, Term Loan B, (1 mo. USD Term SOFR + 4.25%), 9.71%, due 6/2/2025	773,180
	Lightstone Holdco LLC
2,479,416	Term Loan B, (3 mo. USD Term SOFR + 5.75%), 11.00%, due 1/29/2027	2,473,217
140,237	Term Loan C, (3 mo. USD Term SOFR + 5.75%), 11.00%, due 1/29/2027	139,886
1,581,578	Nautilus Power LLC, Term Loan B, (3 mo. USD Term SOFR + 5.25%), 10.85%, due 11/16/2026	1,551,259
1,751,200	NRG Energy, Inc., Term Loan, (1 mo. USD Term SOFR + 2.00%), 7.35%, due 4/16/2031	1,756,891
	Revere Power LLC
926,802	Term Loan B, (3 mo. USD Term SOFR + 4.25%), 9.73%, due 3/27/2026	867,144
81,330	Term Loan C, (1 mo. USD Term SOFR + 4.25%), 9.73%, due 3/27/2026	76,095
	Talen Energy Supply LLC
725,143	Term Loan C, (3 mo. USD Term SOFR + 3.50%), 8.83%, due 5/17/2030	732,278
885,909	Term Loan B, (3 mo. USD Term SOFR + 3.50%), 8.83%, due 5/17/2030	894,626
	USIC Holdings, Inc.
1,215,625	Term Loan, (1 mo. USD Term SOFR + 3.50%, 3 mo. USD Term SOFR + 3.50%), 9.05% – 9.10%, due 5/12/2028	1,176,117 (k)
798,705	Second Lien Term Loan, (3 mo. USD Term SOFR + 6.50%), 12.10%, due 5/14/2029	760,104
		21,215,570
Total Loan Assignments (Cost $435,655,691)		435,701,471
Number of Shares

Common Stocks 0.2%
Business Equipment & Services 0.1%
44,476	Brock Holdings III, Inc.	536,381 *#(g)(j)
Commercial Services 0.1%
45,996	AmSurg LLC	477,209 *
1,511	PVKG Investments Holdings	30,220 *
164,060	Sound Physicians Holdings LLC Class A(l)	0 *#(g)(j)
7,642	Sound Physicians Holdings LLC Class A2 (l)	0 *#(g)(j)
		507,429
Electrical Equipment 0.0%(e)
2,750	Lumileds Exit Private Equity	1,787 *
IT Services 0.0%(e)
4,020	Riverbed Technology, Inc.	40 *(g)(j)
Total Common Stocks (Cost $1,094,889)		1,045,637
Exchange-Traded Funds 3.7%
438,841	SPDR Blackstone Senior Loan ETF (Cost $18,365,476)	18,321,611

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Short-Term Investments 7.6%
Investment Companies 7.6%
37,041,156	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.26%(m) (Cost $37,041,156)	$37,041,156
Total Investments 104.6% (Cost $510,729,889)		509,952,333
Liabilities Less Other Assets (4.6)%		(22,563,435)(n)
Net Assets 100.0%		$487,388,898

*	Non-income producing security.
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2024, these securities amounted to $16,451,003, which represents 3.4% of net assets of the Fund.

(b)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2024 and changes periodically.
(c)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at July 31, 2024 amounted to $754,045, which represents 0.2% of net assets of the Fund.

(d)	Payment-in-kind (PIK) security.
(e)	Represents less than 0.05% of net assets of the Fund.
(f)	All or a portion of this security was purchased on a delayed delivery basis.
(g)	Value determined using significant unobservable inputs.
(h)	All or a portion of this security had not settled as of July 31, 2024 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(i)	Defaulted security.
(j)
Security fair valued as of July 31, 2024 in accordance with procedures approved by the valuation designee.
Total value of all such securities at July 31, 2024 amounted to $591,244, which represents 0.1% of net assets of the Fund.

(k)	The stated interest rates represent the range of rates at July 31, 2024 of the underlying contracts within the Loan Assignment.
(l)	Security represented in Units.
(m)	Represents 7-day effective yield as of July 31, 2024.
(n)	As of July 31, 2024, the value of unfunded loan commitments was $367,044 for the Fund (see Notes to Schedule of Investments).
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
#  This security is subject to restrictions on resale. Total value of all such securities at July 31, 2024 amounted to $536,381, which represents 0.1% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 7/31/2024	Fair Value Percentage of Net Assets as of 7/31/2024
Brock Holdings III, Inc.	10/26/2017-10/31/2017	$536,582	$536,381	0.1%
Sound Physicians Holdings LLC	5/31/2024	—	—	0.0%
Sound Physicians Holdings LLC	5/31/2024	—	—	0.0%
Total		$536,582	$536,381	0.1%
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$423,721,820	86.9%
Luxembourg	10,830,390	2.2%
Canada	9,023,422	1.8%
United Kingdom	6,410,313	1.3%
Netherlands	5,680,349	1.2%
Germany	3,302,043	0.7%
France	3,288,653	0.7%
Cayman Islands	2,901,404	0.6%
Ireland	2,476,718	0.5%
Denmark	1,540,326	0.3%
Chile	1,387,305	0.3%
Sweden	932,289	0.2%
Australia	903,864	0.2%
Finland	512,281	0.1%
Short-Term Investments and Other Liabilities—Net	14,477,721	3.0%
	$487,388,898	100.0%
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Asset-Backed Securities	$—	$2,901,404	$—	$2,901,404
Corporate Bonds#	—	14,941,054	—	14,941,054
Loan Assignments
Aerospace & Defense	—	9,780,264	1,463,650	11,243,914
Automotive	—	2,715,366	774,665	3,490,031
Building & Development	—	10,857,075	1,749,989	12,607,064
Building Materials	—	7,381,641	850,992	8,232,633
Business Equipment & Services	—	28,138,337	2,844,823	30,983,160
Cable & Satellite Television	—	5,401,275	735,500	6,136,775
Clothing - Textiles	—	1,056,376	202,500	1,258,876
Commercial Services	—	2,952,186	305,250	3,257,436
Communication Services	—	—	768,787	768,787
Financial Intermediaries	—	17,675,924	3,570,432	21,246,356
Health Care	—	31,848,208	496,200	32,344,408
Health Care Equipment & Supplies	—	1,936,640	1,002,487	2,939,127
Health Care Providers & Services	—	1,338,551	2,813,475	4,152,026
IT Consulting & Other Services	—	—	1,651,804	1,651,804
Metals & Mining	—	1,293,815	1,089,249	2,383,064
Oil, Gas & Consumable Fuels	—	4,772,685	1,200,481	5,973,166
Real Estate Management & Development	—	—	1,721,339	1,721,339
Retail	—	—	435,760	435,760
Software	—	6,551,178	465,300	7,016,478
Transportation	—	3,092,974	879,750	3,972,724
Other Loan Assignments#	—	273,886,543	—	273,886,543
Total Loan Assignments	—	410,679,038	25,022,433	435,701,471
Common Stocks
Business Equipment & Services	—	—	536,381	536,381
Commercial Services	—	507,429	—	507,429
Electrical Equipment	—	1,787	—	1,787
IT Services	—	—	40	40
Total Common Stocks	—	509,216	536,421	1,045,637
Exchange-Traded Funds	18,321,611	—	—	18,321,611
Short-Term Investments	—	37,041,156	—	37,041,156
Total Investments	$18,321,611	$466,071,868	$25,558,854	$509,952,333

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
(000's omitted)	Beginning balance as of 11/1/2023	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2024
Investments in Securities:
Loan Assignments(1)	$22,299	$51	$10	$299	$19,458	$(12,670)	$3,234	$(7,659)	$25,022	$302
Convertible Bonds	595	—	—	—	27	(622)	—	—	—	—
Common Stocks(1)(2)	196	—	(140)	207	622	(348)	—	—	537	207
Total	$23,090	$51	$(130)	$506	$20,107	$(13,640)	$3,234	$(7,659)	$25,559	$509
(1) Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The
Fund does not have access to significant unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(2) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 7/31/2024	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$536,421	Market Approach	Transaction Price	$12.06	$12.06	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)
July 31, 2024

Principal Amount		Value
Asset-Backed Securities 0.9%
$1,000,000	Apidos CLO XLVIII Ltd., Series 2024-48A, Class D1, (3 mo. USD Term SOFR + 3.00%), 8.32%, due 7/25/2037	$1,004,943 (a)(b)
1,000,000	Balboa Bay Loan Funding Ltd., Series 2024-1A, Class D1, (3 mo. USD Term SOFR + 3.20%), 8.52%, due 7/20/2037	1,000,487 (a)(b)
500,000	Oaktree CLO Ltd., Series 2024-25A, Class E, (3 mo. USD Term SOFR + 6.59%), 11.89%, due 4/20/2037	503,973 (a)(b)
1,000,000	OHA Credit Funding 18 Ltd., Series 2024-18A, Class E, (3 mo. USD Term SOFR + 6.40%), 11.69%, due 4/20/2037	1,008,984 (a)(b)
1,400,000	Symphony CLO 42 Ltd., Series 2024-42A, Class E, (3 mo. USD Term SOFR + 6.75%), 12.06%, due 4/17/2037	1,415,058 (a)(b)
1,000,000	Symphony CLO 44 Ltd., Series 2024-44A, Class D, (3 mo. USD Term SOFR + 3.20%), 8.53%, due 7/14/2037	1,005,142 (a)(b)
Total Asset-Backed Securities (Cost $5,895,000)		5,938,587

Corporate Bonds 91.7%
Advertising 0.9%
Clear Channel Outdoor Holdings, Inc.
630,000	5.13%, due 8/15/2027	610,237 (a)
415,000	7.75%, due 4/15/2028	366,521 (a)
960,000	9.00%, due 9/15/2028	1,019,345 (a)
925,000	7.88%, due 4/1/2030	941,373 (a)
2,515,000	Neptune Bidco U.S., Inc., 9.29%, due 4/15/2029	2,463,112 (a)
465,000	Summer BC Bidco B LLC, 5.50%, due 10/31/2026	456,999 (a)
5,857,587
Aerospace & Defense 2.2%
955,000	AAR Escrow Issuer LLC, 6.75%, due 3/15/2029	976,190 (a)
Bombardier, Inc.
615,000	6.00%, due 2/15/2028	613,234 (a)
595,000	8.75%, due 11/15/2030	644,795 (a)
875,000	7.25%, due 7/1/2031	900,778 (a)
1,220,000	7.00%, due 6/1/2032	1,247,409 (a)
TransDigm, Inc.
535,000	5.50%, due 11/15/2027	528,287
2,980,000	6.75%, due 8/15/2028	3,037,281 (a)
1,420,000	6.38%, due 3/1/2029	1,446,413 (a)
2,570,000	6.88%, due 12/15/2030	2,642,888 (a)
1,560,000	6.63%, due 3/1/2032	1,595,610 (a)
13,632,885
Airlines 1.2%
2,215,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 4/20/2029	2,164,507 (a)
Latam Airlines Group SA
275,000	13.38%, due 10/15/2027	304,444 (a)
265,000	13.38%, due 10/15/2029	306,276 (a)
United Airlines, Inc.
2,385,000	4.38%, due 4/15/2026	2,325,345 (a)
950,000	4.63%, due 4/15/2029	897,787 (a)
1,630,000	VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.38%, due 2/1/2030	1,298,418 (a)
7,296,777
Apparel 0.1%
830,000	William Carter Co., 5.63%, due 3/15/2027	821,008 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Auto Manufacturers 0.3%
Ford Motor Co.
$765,000	6.10%, due 8/19/2032	$774,185
10,000	5.29%, due 12/8/2046	8,887
440,000	Ford Motor Credit Co. LLC, 3.63%, due 6/17/2031	385,359
Jaguar Land Rover Automotive PLC
365,000	5.88%, due 1/15/2028	361,399 (a)
655,000	5.50%, due 7/15/2029	640,574 (a)
2,170,404
Auto Parts & Equipment 1.3%
1,400,000	Adient Global Holdings Ltd., 8.25%, due 4/15/2031	1,471,929 (a)
Dana, Inc.
245,000	5.63%, due 6/15/2028	238,767
80,000	4.25%, due 9/1/2030	70,645
350,000	4.50%, due 2/15/2032	305,802
Goodyear Tire & Rubber Co.
665,000	5.00%, due 7/15/2029	627,627
2,030,000	5.25%, due 7/15/2031	1,897,884
700,000	5.63%, due 4/30/2033	644,149
IHO Verwaltungs GmbH
91,000	4.75% Cash/5.50% PIK, due 9/15/2026	88,729 (a)(c)
755,000	6.38% Cash/7.13% PIK, due 5/15/2029	755,741 (a)(c)
ZF North America Capital, Inc.
360,000	6.88%, due 4/14/2028	368,990 (a)
700,000	6.75%, due 4/23/2030	713,075 (a)
920,000	6.88%, due 4/23/2032	951,195 (a)
8,134,533
Building Materials 3.3%
Builders FirstSource, Inc.
525,000	5.00%, due 3/1/2030	502,306 (a)
660,000	6.38%, due 6/15/2032	669,368 (a)
930,000	6.38%, due 3/1/2034	937,987 (a)
940,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	934,562 (a)
Cornerstone Building Brands, Inc.
505,000	6.13%, due 1/15/2029	416,127 (a)
1,030,000	9.50%, due 8/15/2029	1,031,287 (a)(d)
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
2,820,000	6.63%, due 12/15/2030	2,872,941 (a)
955,000	6.75%, due 7/15/2031	973,884 (a)
1,605,000	Jeld-Wen, Inc., 4.88%, due 12/15/2027	1,528,163 (a)
1,620,000	Knife River Corp., 7.75%, due 5/1/2031	1,699,710 (a)
415,000	Masterbrand, Inc., 7.00%, due 7/15/2032	426,374 (a)
795,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, due 4/1/2032	806,605 (a)
1,495,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 2/1/2030	1,396,475 (a)
1,060,000	Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, due 4/15/2030	992,358 (a)
Standard Industries, Inc.
1,755,000	4.38%, due 7/15/2030	1,598,804 (a)
1,285,000	6.50%, due 8/15/2032	1,287,338 (a)(d)
Summit Materials LLC/Summit Materials Finance Corp.
1,000,000	5.25%, due 1/15/2029	977,606 (a)
865,000	7.25%, due 1/15/2031	901,956 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Building Materials – cont'd
$655,000	Wilsonart LLC, 11.00%, due 8/15/2032	$641,900 (a)(d)
20,595,751
Chemicals 4.0%
Ashland, Inc.
1,432,000	3.38%, due 9/1/2031	1,233,967 (a)
595,000	6.88%, due 5/15/2043	613,851
1,680,000	Avient Corp., 7.13%, due 8/1/2030	1,724,945 (a)
2,080,000	Axalta Coating Systems Dutch Holding B BV, 7.25%, due 2/15/2031	2,181,373 (a)
440,000	Consolidated Energy Finance SA, 12.00%, due 2/15/2031	434,387 (a)
1,235,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, due 7/1/2028	1,239,042 (a)
INEOS Finance PLC
1,105,000	6.75%, due 5/15/2028	1,109,502 (a)
950,000	7.50%, due 4/15/2029	967,032 (a)
1,645,000	INEOS Quattro Finance 2 PLC, 9.63%, due 3/15/2029	1,763,257 (a)
NOVA Chemicals Corp.
1,270,000	5.25%, due 6/1/2027	1,239,388 (a)
830,000	8.50%, due 11/15/2028	880,902 (a)
290,000	9.00%, due 2/15/2030	306,583 (a)
Olympus Water U.S. Holding Corp.
475,000	7.13%, due 10/1/2027	478,204 (a)
1,180,000	4.25%, due 10/1/2028	1,088,023 (a)
1,105,000	9.75%, due 11/15/2028	1,174,249 (a)
530,000	6.25%, due 10/1/2029	486,357 (a)
1,465,000	7.25%, due 6/15/2031	1,466,055 (a)
2,030,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/1/2026	1,983,459 (a)
240,000	SNF Group SACA, 3.38%, due 3/15/2030	206,501 (a)
1,240,000	Tronox, Inc., 4.63%, due 3/15/2029	1,129,412 (a)
1,035,000	Vibrantz Technologies, Inc., 9.00%, due 2/15/2030	926,454 (a)
WR Grace Holdings LLC
1,530,000	5.63%, due 8/15/2029	1,400,040 (a)
1,170,000	7.38%, due 3/1/2031	1,201,381 (a)
25,234,364
Commercial Services 5.2%
ADT Security Corp.
720,000	4.13%, due 8/1/2029	671,688 (a)
1,355,000	4.88%, due 7/15/2032	1,259,754 (a)
2,310,000	Allied Universal Holdco LLC, 7.88%, due 2/15/2031	2,350,212 (a)
Allied Universal Holdco LLC/Allied Universal Finance Corp.
82,000	6.63%, due 7/15/2026	82,118 (a)
1,405,000	6.00%, due 6/1/2029	1,224,168 (a)
1,455,000	APX Group, Inc., 5.75%, due 7/15/2029	1,415,538 (a)
3,420,000	Block, Inc., 6.50%, due 5/15/2032	3,475,411 (a)
2,640,000	Boost Newco Borrower LLC, 7.50%, due 1/15/2031	2,780,641 (a)
1,850,000	Champions Financing, Inc., 8.75%, due 2/15/2029	1,886,902 (a)
Garda World Security Corp.
505,000	7.75%, due 2/15/2028	521,109 (a)
1,105,000	6.00%, due 6/1/2029	1,024,456 (a)
1,210,000	8.25%, due 8/1/2032	1,211,723 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Services – cont'd
Herc Holdings, Inc.
$560,000	5.50%, due 7/15/2027	$555,378 (a)
565,000	6.63%, due 6/15/2029	576,872 (a)
Prime Security Services Borrower LLC/Prime Finance, Inc.
1,350,000	5.75%, due 4/15/2026	1,348,951 (a)
1,380,000	6.25%, due 1/15/2028	1,375,464 (a)
United Rentals North America, Inc.
615,000	5.25%, due 1/15/2030	601,629
340,000	4.00%, due 7/15/2030	310,981
1,055,000	3.75%, due 1/15/2032	931,296
3,420,000	6.13%, due 3/15/2034	3,436,122 (a)
1,680,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	1,753,547 (a)
Williams Scotsman, Inc.
75,000	4.63%, due 8/15/2028	71,370 (a)
1,065,000	6.63%, due 6/15/2029	1,084,478 (a)
1,360,000	7.38%, due 10/1/2031	1,413,987 (a)
1,505,000	ZipRecruiter, Inc., 5.00%, due 1/15/2030	1,316,753 (a)
32,680,548
Computers 1.2%
845,000	Ahead DB Holdings LLC, 6.63%, due 5/1/2028	803,721 (a)
880,000	Amentum Escrow Corp., 7.25%, due 8/1/2032	898,751 (a)(d)
2,099,000	ASGN, Inc., 4.63%, due 5/15/2028	2,011,235 (a)
2,580,000	Fortress Intermediate 3, Inc., 7.50%, due 6/1/2031	2,645,377 (a)
1,285,000	McAfee Corp., 7.38%, due 2/15/2030	1,198,657 (a)
7,557,741
Cosmetics - Personal Care 0.3%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
370,000	4.75%, due 1/15/2029	354,018 (a)
1,180,000	6.63%, due 7/15/2030	1,211,663 (a)
1,565,681
Distribution - Wholesale 2.1%
950,000	BCPE Empire Holdings, Inc., 7.63%, due 5/1/2027	919,196 (a)
1,530,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	1,526,372 (a)
575,000	Gates Corp., 6.88%, due 7/1/2029	585,500 (a)
Resideo Funding, Inc.
2,405,000	4.00%, due 9/1/2029	2,192,091 (a)
1,675,000	6.50%, due 7/15/2032	1,674,915 (a)
Ritchie Bros Holdings, Inc.
560,000	6.75%, due 3/15/2028	571,771 (a)
1,520,000	7.75%, due 3/15/2031	1,598,286 (a)
1,980,000	Verde Purchaser LLC, 10.50%, due 11/30/2030	2,104,692 (a)
1,885,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	1,983,974 (a)
13,156,797
Diversified Financial Services 1.7%
865,000	Ally Financial, Inc., 6.70%, due 2/14/2033	889,119
484,000	Enova International, Inc., 9.13%, due 8/1/2029	488,800 (a)(d)
815,000	GGAM Finance Ltd., 6.88%, due 4/15/2029	833,285 (a)
1,460,000	Jane Street Group/JSG Finance, Inc., 7.13%, due 4/30/2031	1,514,429 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Diversified Financial Services – cont'd
Nationstar Mortgage Holdings, Inc.
$880,000	5.50%, due 8/15/2028	$854,666 (a)
775,000	6.50%, due 8/1/2029	773,857 (a)(d)
745,000	5.13%, due 12/15/2030	693,805 (a)
1,975,000	5.75%, due 11/15/2031	1,884,894 (a)
165,000	7.13%, due 2/1/2032	168,423 (a)
OneMain Finance Corp.
505,000	3.88%, due 9/15/2028	461,327
335,000	5.38%, due 11/15/2029	321,926
PennyMac Financial Services, Inc.
770,000	7.13%, due 11/15/2030	775,899 (a)
810,000	5.75%, due 9/15/2031	773,810 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
230,000	3.88%, due 3/1/2031	204,591 (a)
155,000	4.00%, due 10/15/2033	133,312 (a)
10,772,143
Electric 3.3%
Calpine Corp.
1,270,000	4.63%, due 2/1/2029	1,200,102 (a)
3,044,000	5.00%, due 2/1/2031	2,874,714 (a)
1,370,000	Electricite de France SA, 9.13%, due 3/15/2033	1,517,867 (a)(e)(f)
1,630,000	Leeward Renewable Energy Operations LLC, 4.25%, due 7/1/2029	1,483,171 (a)
NRG Energy, Inc.
2,410,000	10.25%, due 3/15/2028	2,670,517 (a)(e)(f)
645,000	5.25%, due 6/15/2029	627,173 (a)
710,000	3.63%, due 2/15/2031	621,254 (a)
1,575,000	TransAlta Corp., 7.75%, due 11/15/2029	1,652,415
1,985,000	Vistra Corp., 7.00%, due 12/15/2026	1,996,402 (a)(e)(f)
Vistra Operations Co. LLC
1,360,000	4.38%, due 5/1/2029	1,283,323 (a)
1,955,000	7.75%, due 10/15/2031	2,065,956 (a)
2,350,000	6.88%, due 4/15/2032	2,418,671 (a)
20,411,565
Electrical Components & Equipment 0.5%
1,295,000	EnerSys, 6.63%, due 1/15/2032	1,318,270 (a)
WESCO Distribution, Inc.
1,025,000	6.38%, due 3/15/2029	1,038,258 (a)
1,050,000	6.63%, due 3/15/2032	1,069,614 (a)
3,426,142
Electronics 1.2%
1,365,000	EquipmentShare.com, Inc., 9.00%, due 5/15/2028	1,405,025 (a)
2,420,000	Imola Merger Corp., 4.75%, due 5/15/2029	2,277,664 (a)
Sensata Technologies BV
1,645,000	4.00%, due 4/15/2029	1,524,383 (a)
450,000	5.88%, due 9/1/2030	444,127 (a)
910,000	Sensata Technologies, Inc., 6.63%, due 7/15/2032	921,886 (a)
1,200,000	TTM Technologies, Inc., 4.00%, due 3/1/2029	1,114,219 (a)
7,687,304
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Engineering & Construction 1.0%
$1,675,000	Artera Services LLC, 8.50%, due 2/15/2031	$1,717,320 (a)
900,000	Brand Industrial Services, Inc., 10.38%, due 8/1/2030	988,312 (a)
1,058,000	Global Infrastructure Solutions, Inc., 5.63%, due 6/1/2029	1,017,304 (a)
2,603,000	VM Consolidated, Inc., 5.50%, due 4/15/2029	2,521,710 (a)
6,244,646
Entertainment 4.0%
1,575,000	Allwyn Entertainment Financing U.K. PLC, 7.88%, due 4/30/2029	1,638,000 (a)
610,000	Banijay Entertainment SAS, 8.13%, due 5/1/2029	631,639 (a)
575,000	Caesars Entertainment, Inc., 6.50%, due 2/15/2032	582,588 (a)
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
720,000	6.50%, due 10/1/2028	726,839
1,105,000	5.25%, due 7/15/2029	1,076,085
Churchill Downs, Inc.
445,000	5.50%, due 4/1/2027	439,729 (a)
665,000	4.75%, due 1/15/2028	642,054 (a)
1,990,000	6.75%, due 5/1/2031	2,020,982 (a)
5,000	International Game Technology PLC, 4.13%, due 4/15/2026	4,902 (a)
Light & Wonder International, Inc.
1,165,000	7.25%, due 11/15/2029	1,198,800 (a)
1,190,000	7.50%, due 9/1/2031	1,241,748 (a)
570,000	Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, due 2/15/2031	590,426 (a)
460,000	Merlin Entertainments Ltd., 5.75%, due 6/15/2026	456,049 (a)
2,605,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 5/1/2029	2,459,840 (a)
860,000	Motion Bondco DAC, 6.63%, due 11/15/2027	846,852 (a)
455,000	Penn Entertainment, Inc., 4.13%, due 7/1/2029	402,669 (a)
650,000	Raptor Acquisition Corp./Raptor Co.-Issuer LLC, 4.88%, due 11/1/2026	633,925 (a)
2,665,000	Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, due 3/1/2030	2,606,435 (a)
2,035,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	1,938,437 (a)
2,280,000	Six Flags Entertainment Corp., 7.25%, due 5/15/2031	2,350,552 (a)
880,000	Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, due 5/1/2032	903,617 (a)
WMG Acquisition Corp.
505,000	3.75%, due 12/1/2029	458,758 (a)
1,535,000	3.88%, due 7/15/2030	1,383,669 (a)
25,234,595
Environmental Control 0.7%
835,000	GFL Environmental, Inc., 6.75%, due 1/15/2031	858,643 (a)
1,520,000	Madison IAQ LLC, 5.88%, due 6/30/2029	1,423,019 (a)
1,945,000	Wrangler Holdco Corp., 6.63%, due 4/1/2032	1,952,313 (a)
4,233,975
Food 1.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
680,000	3.50%, due 3/15/2029	619,513 (a)
605,000	4.88%, due 2/15/2030	578,023 (a)
Performance Food Group, Inc.
1,700,000	5.50%, due 10/15/2027	1,677,307 (a)
445,000	4.25%, due 8/1/2029	412,150 (a)
815,000	TreeHouse Foods, Inc., 4.00%, due 9/1/2028	735,292
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Food – cont'd
U.S. Foods, Inc.
$1,050,000	6.88%, due 9/15/2028	$1,079,389 (a)
850,000	4.75%, due 2/15/2029	813,911 (a)
640,000	4.63%, due 6/1/2030	599,929 (a)
1,055,000	7.25%, due 1/15/2032	1,103,324 (a)
7,618,838
Food Service 0.2%
995,000	TKC Holdings, Inc., 6.88%, due 5/15/2028	968,757 (a)
Forest Products & Paper 0.2%
1,150,000	Ahlstrom Holding 3 Oyj, 4.88%, due 2/4/2028	1,080,961 (a)
Healthcare - Products 1.4%
1,075,000	Bausch & Lomb Corp., 8.38%, due 10/1/2028	1,104,478 (a)
Medline Borrower LP
1,310,000	3.88%, due 4/1/2029	1,222,511 (a)
6,530,000	5.25%, due 10/1/2029	6,311,865 (a)
385,000	Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, due 4/1/2029	392,831 (a)
9,031,685
Healthcare - Services 4.3%
CHS/Community Health Systems, Inc.
1,890,000	5.63%, due 3/15/2027	1,809,778 (a)
75,000	8.00%, due 12/15/2027	75,047 (a)
465,000	6.00%, due 1/15/2029	431,731 (a)
1,610,000	5.25%, due 5/15/2030	1,404,038 (a)
780,000	4.75%, due 2/15/2031	641,543 (a)
895,000	10.88%, due 1/15/2032	962,112 (a)
520,000	Concentra Escrow Issuer Corp., 6.88%, due 7/15/2032	535,764 (a)
DaVita, Inc.
600,000	4.63%, due 6/1/2030	549,450 (a)
375,000	3.75%, due 2/15/2031	324,384 (a)
Encompass Health Corp.
300,000	4.50%, due 2/1/2028	290,035
1,390,000	4.63%, due 4/1/2031	1,294,927
1,145,000	Fortrea Holdings, Inc., 7.50%, due 7/1/2030	1,161,410 (a)
915,000	HealthEquity, Inc., 4.50%, due 10/1/2029	861,893 (a)
340,000	Legacy LifePoint Health LLC, 4.38%, due 2/15/2027	328,651 (a)
LifePoint Health, Inc.
715,000	5.38%, due 1/15/2029	647,754 (a)
2,020,000	9.88%, due 8/15/2030	2,201,430 (a)
1,560,000	10.00%, due 6/1/2032	1,655,599 (a)
1,055,000	Molina Healthcare, Inc., 4.38%, due 6/15/2028	1,004,322 (a)
1,405,000	Star Parent, Inc., 9.00%, due 10/1/2030	1,499,351 (a)
2,310,000	Surgery Center Holdings, Inc., 7.25%, due 4/15/2032	2,385,646 (a)
1,139,925	Team Health Holdings, Inc., 9.00% Cash/4.50% PIK, due 6/30/2028	1,271,016 (a)(c)
Tenet Healthcare Corp.
1,235,000	6.13%, due 6/15/2030	1,239,646
2,515,000	6.75%, due 5/15/2031	2,584,277
1,415,000	U.S. Acute Care Solutions LLC, 9.75%, due 5/15/2029	1,402,941 (a)
26,562,745
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Home Builders 1.5%
$1,330,000	Beazer Homes USA, Inc., 7.50%, due 3/15/2031	$1,349,618 (a)
1,925,000	KB Home, 7.25%, due 7/15/2030	1,997,303
Mattamy Group Corp.
355,000	5.25%, due 12/15/2027	347,157 (a)
455,000	4.63%, due 3/1/2030	426,070 (a)
Shea Homes LP/Shea Homes Funding Corp.
1,105,000	4.75%, due 2/15/2028	1,058,575
1,130,000	4.75%, due 4/1/2029	1,071,286
1,600,000	Taylor Morrison Communities, Inc., 5.13%, due 8/1/2030	1,560,036 (a)
855,000	Thor Industries, Inc., 4.00%, due 10/15/2029	770,443 (a)
530,000	Tri Pointe Homes, Inc., 5.25%, due 6/1/2027	525,835
9,106,323
Housewares 0.3%
Newell Brands, Inc.
575,000	5.70%, due 4/1/2026	573,626
315,000	6.63%, due 9/15/2029	316,033
695,000	6.88%, due 4/1/2036	665,519
60,000	7.00%, due 4/1/2046	52,701
1,607,879
Insurance 3.9%
Acrisure LLC/Acrisure Finance, Inc.
1,600,000	8.25%, due 2/1/2029	1,627,245 (a)
380,000	8.50%, due 6/15/2029	390,556 (a)
2,045,000	7.50%, due 11/6/2030	2,075,507 (a)
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
2,528,000	6.75%, due 10/15/2027	2,509,032 (a)
970,000	6.75%, due 4/15/2028	974,803 (a)
905,000	7.00%, due 1/15/2031	921,321 (a)
AmWINS Group, Inc.
410,000	6.38%, due 2/15/2029	415,940 (a)
1,330,000	4.88%, due 6/30/2029	1,254,068 (a)
AssuredPartners, Inc.
1,605,000	5.63%, due 1/15/2029	1,528,858 (a)
960,000	7.50%, due 2/15/2032	977,386 (a)
1,195,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, due 5/15/2031	1,232,205 (a)
1,765,000	BroadStreet Partners, Inc., 5.88%, due 4/15/2029	1,701,043 (a)
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
465,000	7.25%, due 2/15/2031	466,291 (a)
460,000	8.13%, due 2/15/2032	458,656 (a)
HUB International Ltd.
325,000	5.63%, due 12/1/2029	312,061 (a)
2,245,000	7.25%, due 6/15/2030	2,315,446 (a)
1,475,000	7.38%, due 1/31/2032	1,516,147 (a)
1,210,000	Jones Deslauriers Insurance Management, Inc., 10.50%, due 12/15/2030	1,297,867 (a)(g)
1,450,000	Panther Escrow Issuer LLC, 7.13%, due 6/1/2031	1,487,859 (a)
1,070,000	USI, Inc., 7.50%, due 1/15/2032	1,106,303 (a)
24,568,594
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Internet 1.3%
Gen Digital, Inc.
$585,000	6.75%, due 9/30/2027	$595,018 (a)
980,000	7.13%, due 9/30/2030	1,013,133 (a)
920,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, due 12/1/2027	905,725 (a)
Match Group Holdings II LLC
435,000	4.63%, due 6/1/2028	414,966 (a)
350,000	4.13%, due 8/1/2030	314,465 (a)
Rakuten Group, Inc.
1,220,000	11.25%, due 2/15/2027	1,318,161 (a)
1,280,000	9.75%, due 4/15/2029	1,355,087 (a)
2,450,000	Ziff Davis, Inc., 4.63%, due 10/15/2030	2,209,862 (a)
8,126,417
Iron - Steel 0.9%
ATI, Inc.
1,530,000	5.88%, due 12/1/2027	1,517,167
710,000	4.88%, due 10/1/2029	674,367
580,000	7.25%, due 8/15/2030	606,400
1,555,000	Carpenter Technology Corp., 7.63%, due 3/15/2030	1,622,277
1,000,000	TMS International Corp., 6.25%, due 4/15/2029	928,311 (a)
5,348,522
Leisure Time 1.8%
310,000	Acushnet Co., 7.38%, due 10/15/2028	323,241 (a)
Carnival Corp.
395,000	5.75%, due 3/1/2027	393,031 (a)
75,000	6.00%, due 5/1/2029	74,818 (a)
285,000	7.00%, due 8/15/2029	297,269 (a)
2,260,000	Carnival Holdings Bermuda Ltd., 10.38%, due 5/1/2028	2,443,154 (a)
820,000	Lindblad Expeditions Holdings, Inc., 9.00%, due 5/15/2028	851,996 (a)
130,000	Lindblad Expeditions LLC, 6.75%, due 2/15/2027	129,758 (a)
1,405,000	NCL Corp. Ltd., 5.88%, due 2/15/2027	1,394,820 (a)
225,000	NCL Finance Ltd., 6.13%, due 3/15/2028	225,230 (a)
1,990,000	Royal Caribbean Cruises Ltd., 6.00%, due 2/1/2033	2,003,041 (a)(d)
Viking Cruises Ltd.
755,000	5.88%, due 9/15/2027	750,470 (a)
745,000	7.00%, due 2/15/2029	752,308 (a)
670,000	9.13%, due 7/15/2031	730,599 (a)
730,000	Viking Ocean Cruises Ship VII Ltd., 5.63%, due 2/15/2029	720,323 (a)
11,090,058
Lodging 0.3%
Station Casinos LLC
660,000	4.50%, due 2/15/2028	626,385 (a)
725,000	4.63%, due 12/1/2031	660,694 (a)
625,000	6.63%, due 3/15/2032	630,836 (a)
1,917,915
Machinery - Construction & Mining 0.2%
1,320,000	Terex Corp., 5.00%, due 5/15/2029	1,268,564 (a)
Machinery - Diversified 1.4%
1,240,000	ATS Corp., 4.13%, due 12/15/2028	1,147,868 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Machinery - Diversified – cont'd
$2,385,000	Chart Industries, Inc., 7.50%, due 1/1/2030	$2,481,119 (a)
905,000	Esab Corp., 6.25%, due 4/15/2029	917,792 (a)
1,695,000	SPX FLOW, Inc., 8.75%, due 4/1/2030	1,766,087 (a)
1,560,000	TK Elevator Holdco GmbH, 7.63%, due 7/15/2028	1,559,611 (a)
805,000	TK Elevator U.S. Newco, Inc., 5.25%, due 7/15/2027	789,348 (a)
8,661,825
Media 5.8%
Altice Financing SA
400,000	5.00%, due 1/15/2028	319,417 (a)
685,000	5.75%, due 8/15/2029	519,892 (a)
695,000	Cable One, Inc., 4.00%, due 11/15/2030	534,358 (a)
CCO Holdings LLC/CCO Holdings Capital Corp.
395,000	5.13%, due 5/1/2027	383,649 (a)
1,945,000	5.00%, due 2/1/2028	1,851,682 (a)
2,740,000	6.38%, due 9/1/2029	2,667,840 (a)
1,480,000	4.75%, due 3/1/2030	1,324,975 (a)
1,360,000	4.50%, due 8/15/2030	1,190,737 (a)
2,700,000	4.25%, due 2/1/2031	2,297,317 (a)
1,180,000	7.38%, due 3/1/2031	1,191,588 (a)
475,000	4.75%, due 2/1/2032	406,221 (a)
2,245,000	4.50%, due 5/1/2032	1,879,687
765,000	4.50%, due 6/1/2033	628,449 (a)
705,000	4.25%, due 1/15/2034	556,942 (a)
CSC Holdings LLC
960,000	5.50%, due 4/15/2027	802,590 (a)
720,000	5.38%, due 2/1/2028	571,602 (a)
750,000	7.50%, due 4/1/2028	420,499 (a)
730,000	11.25%, due 5/15/2028	659,977 (a)
1,335,000	11.75%, due 1/31/2029	1,206,826 (a)
805,000	6.50%, due 2/1/2029	619,969 (a)
1,305,000	4.13%, due 12/1/2030	903,529 (a)
1,285,000	4.63%, due 12/1/2030	507,621 (a)
750,000	5.00%, due 11/15/2031	300,661 (a)
DISH DBS Corp.
605,000	7.75%, due 7/1/2026	389,155
1,325,000	5.25%, due 12/1/2026	1,102,901 (a)
1,255,000	5.75%, due 12/1/2028	921,199 (a)
765,000	5.13%, due 6/1/2029	320,353
1,715,000	DISH Network Corp., 11.75%, due 11/15/2027	1,716,593 (a)
McGraw-Hill Education, Inc.
730,000	5.75%, due 8/1/2028	703,092 (a)
1,730,000	8.00%, due 8/1/2029	1,686,806 (a)
365,000	Midcontinent Communications/Midcontinent Finance Corp., 5.38%, due 8/15/2027	358,289 (a)
Paramount Global
385,000	3.38%, due 2/15/2028	354,509
385,000	4.95%, due 1/15/2031	349,654
470,000	4.85%, due 7/1/2042	354,409
65,000	6.25%, due 2/28/2057	56,771 (e)
225,000	6.38%, due 3/30/2062	206,578 (e)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Media – cont'd
Sirius XM Radio, Inc.
$430,000	4.00%, due 7/15/2028	$394,634 (a)
770,000	5.50%, due 7/1/2029	736,032 (a)
602,000	4.13%, due 7/1/2030	523,243 (a)
1,080,000	3.88%, due 9/1/2031	902,178 (a)
2,255,000	Sunrise FinCo I BV, 4.88%, due 7/15/2031	2,051,554 (a)
555,000	Ziggo Bond Co. BV, 5.13%, due 2/28/2030	490,086 (a)
1,125,000	Ziggo BV, 4.88%, due 1/15/2030	1,024,193 (a)
36,388,257
Metal Fabricate - Hardware 0.1%
790,000	Advanced Drainage Systems, Inc., 6.38%, due 6/15/2030	795,291 (a)
Mining 2.0%
745,000	Alcoa Nederland Holding BV, 7.13%, due 3/15/2031	769,006 (a)
Arsenal AIC Parent LLC
535,000	8.00%, due 10/1/2030	569,212 (a)
755,000	11.50%, due 10/1/2031	843,640 (a)
Constellium SE
630,000	5.63%, due 6/15/2028	619,384 (a)
1,125,000	6.38%, due 8/15/2032	1,123,488 (a)(d)
550,000	First Quantum Minerals Ltd., 9.38%, due 3/1/2029	578,461 (a)
FMG Resources August 2006 Pty. Ltd.
670,000	5.88%, due 4/15/2030	660,253 (a)
315,000	5.88%, due 4/15/2030	310,417 (h)
1,215,000	4.38%, due 4/1/2031	1,098,187 (a)
1,475,000	6.13%, due 4/15/2032	1,460,068 (a)
1,000,000	Hudbay Minerals, Inc., 6.13%, due 4/1/2029	999,817 (a)
Kaiser Aluminum Corp.
460,000	4.63%, due 3/1/2028	431,174 (a)
2,170,000	4.50%, due 6/1/2031	1,922,792 (a)
Novelis Corp.
1,085,000	4.75%, due 1/30/2030	1,025,182 (a)
185,000	3.88%, due 8/15/2031	162,520 (a)
12,573,601
Miscellaneous Manufacturer 0.7%
440,000	Amsted Industries, Inc., 5.63%, due 7/1/2027	432,925 (a)
970,000	Calderys Financing II LLC, 11.75% Cash/12.50% PIK, due 6/1/2028	962,725 (a)(c)
1,830,000	Calderys Financing LLC, 11.25%, due 6/1/2028	1,957,161 (a)
1,185,000	Hillenbrand, Inc., 6.25%, due 2/15/2029	1,199,708
4,552,519
Office - Business Equipment 0.2%
1,065,000	Zebra Technologies Corp., 6.50%, due 6/1/2032	1,094,304 (a)
Oil & Gas 4.3%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
230,000	8.25%, due 12/31/2028	236,105 (a)
1,620,000	5.88%, due 6/30/2029	1,588,891 (a)
Borr IHC Ltd./Borr Finance LLC
703,293	10.00%, due 11/15/2028	736,480 (a)
990,364	10.38%, due 11/15/2030	1,045,198 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Oil & Gas – cont'd
$560,000	Chesapeake Energy Corp., 6.75%, due 4/15/2029	$565,807 (a)
Civitas Resources, Inc.
1,485,000	8.38%, due 7/1/2028	1,559,118 (a)
895,000	8.63%, due 11/1/2030	966,697 (a)
1,065,000	8.75%, due 7/1/2031	1,145,277 (a)
Comstock Resources, Inc.
1,325,000	6.75%, due 3/1/2029	1,283,765 (a)
1,980,000	5.88%, due 1/15/2030	1,841,741 (a)
Crescent Energy Finance LLC
1,075,000	7.63%, due 4/1/2032	1,102,480 (a)
1,115,000	7.38%, due 1/15/2033	1,130,359 (a)
Hilcorp Energy I LP/Hilcorp Finance Co.
705,000	6.25%, due 11/1/2028	704,820 (a)
492,000	5.75%, due 2/1/2029	483,755 (a)
845,000	6.00%, due 4/15/2030	826,718 (a)
478,000	6.00%, due 2/1/2031	463,908 (a)
610,000	8.38%, due 11/1/2033	659,852 (a)
Nabors Industries Ltd.
5,000	7.25%, due 1/15/2026	5,091 (a)
215,000	7.50%, due 1/15/2028	211,258 (a)
Nabors Industries, Inc.
410,000	7.38%, due 5/15/2027	417,517 (a)
610,000	9.13%, due 1/31/2030	651,669 (a)
Northern Oil & Gas, Inc.
975,000	8.13%, due 3/1/2028	994,866 (a)
130,000	8.75%, due 6/15/2031	137,015 (a)
Permian Resources Operating LLC
1,370,000	5.88%, due 7/1/2029	1,361,719 (a)
875,000	7.00%, due 1/15/2032	905,961 (a)
1,455,000	6.25%, due 2/1/2033	1,465,947 (a)(d)
Sunoco LP
405,000	7.00%, due 5/1/2029	416,851 (a)
350,000	7.25%, due 5/1/2032	363,843 (a)
1,705,000	TGNR Intermediate Holdings LLC, 5.50%, due 10/15/2029	1,616,752 (a)
Transocean, Inc.
860,000	8.25%, due 5/15/2029	878,119 (a)
860,000	8.50%, due 5/15/2031	880,388 (a)
26,647,967
Oil & Gas Services 0.6%
940,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, due 4/1/2028	937,738 (a)
235,000	Solaris Midstream Holdings LLC, 7.63%, due 4/1/2026	236,537 (a)
1,145,000	Star Holding LLC, 8.75%, due 8/1/2031	1,127,848 (a)
1,430,000	USA Compression Partners LP/USA Compression Finance Corp., 7.13%, due 3/15/2029	1,455,281 (a)
3,757,404
Packaging & Containers 2.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
625,000	6.00%, due 6/15/2027	621,271 (a)
1,120,000	4.00%, due 9/1/2029	951,278 (a)
485,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.13%, due 8/15/2026	410,160 (a)
1,130,000	Berry Global, Inc., 5.63%, due 7/15/2027	1,118,447 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Packaging & Containers – cont'd
$1,420,000	Canpack SA/Canpack U.S. LLC, 3.88%, due 11/15/2029	$1,274,261 (a)
865,000	Clydesdale Acquisition Holdings, Inc., 6.88%, due 1/15/2030	861,743 (a)(d)
160,000	Graham Packaging Co., Inc., 7.13%, due 8/15/2028	155,954 (a)
2,185,000	Mauser Packaging Solutions Holding Co., 9.25%, due 4/15/2027	2,187,941 (a)
1,610,000	Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, due 10/15/2028	1,511,389 (a)
180,000	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, due 10/15/2027	170,060 (a)
890,000	Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, due 2/15/2031	926,582 (a)
850,000	Trident TPI Holdings, Inc., 12.75%, due 12/31/2028	929,163 (a)
Trivium Packaging Finance BV
915,000	5.50%, due 8/15/2026	896,213 (a)
950,000	8.50%, due 8/15/2027	932,616 (a)
12,947,078
Pharmaceuticals 0.9%
1,295,000	180 Medical, Inc., 3.88%, due 10/15/2029	1,173,969 (a)
Bausch Health Cos., Inc.
1,230,000	6.13%, due 2/1/2027	1,046,029 (a)
1,180,000	5.75%, due 8/15/2027	961,700 (a)
1,630,000	4.88%, due 6/1/2028	1,255,263 (a)
765,000	Grifols SA, 4.75%, due 10/15/2028	697,985 (a)
650,000	Teva Pharmaceutical Finance Netherlands III BV, 7.88%, due 9/15/2029	701,826
5,836,772
Pipelines 6.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
1,135,000	5.75%, due 3/1/2027	1,132,235 (a)
840,000	5.38%, due 6/15/2029	821,355 (a)
1,105,000	6.63%, due 2/1/2032	1,127,351 (a)
Blue Racer Midstream LLC/Blue Racer Finance Corp.
470,000	7.00%, due 7/15/2029	482,828 (a)
360,000	7.25%, due 7/15/2032	374,710 (a)
CQP Holdco LP/BIP-V Chinook Holdco LLC
1,900,000	5.50%, due 6/15/2031	1,822,362 (a)
1,055,000	7.50%, due 12/15/2033	1,115,829 (a)
2,345,000	DT Midstream, Inc., 4.13%, due 6/15/2029	2,192,128 (a)
EQM Midstream Partners LP
510,000	7.50%, due 6/1/2027	523,955 (a)
365,000	6.38%, due 4/1/2029	372,601 (a)
425,000	7.50%, due 6/1/2030	458,675 (a)
Genesis Energy LP/Genesis Energy Finance Corp.
970,000	8.25%, due 1/15/2029	1,009,164
927,000	7.88%, due 5/15/2032	946,598
Harvest Midstream I LP
1,550,000	7.50%, due 9/1/2028	1,586,192 (a)
575,000	7.50%, due 5/15/2032	591,601 (a)
Hess Midstream Operations LP
1,120,000	6.50%, due 6/1/2029	1,141,868 (a)
505,000	5.50%, due 10/15/2030	490,595 (a)
Howard Midstream Energy Partners LLC
5,000	8.88%, due 7/15/2028	5,322 (a)
1,395,000	7.38%, due 7/15/2032	1,436,743 (a)
1,765,000	ITT Holdings LLC, 6.50%, due 8/1/2029	1,656,171 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Pipelines – cont'd
$2,475,000	Kinetik Holdings LP, 5.88%, due 6/15/2030	$2,449,975 (a)
New Fortress Energy, Inc.
670,000	6.50%, due 9/30/2026	622,996 (a)
560,000	8.75%, due 3/15/2029	507,785 (a)
NGL Energy Operating LLC/NGL Energy Finance Corp.
635,000	8.13%, due 2/15/2029	643,544 (a)
535,000	8.38%, due 2/15/2032	546,691 (a)
780,000	Northriver Midstream Finance LP, 6.75%, due 7/15/2032	784,397 (a)
760,000	Prairie Acquiror LP, 9.00%, due 8/1/2029	783,624 (a)
Rockies Express Pipeline LLC
340,000	4.80%, due 5/15/2030	317,660 (a)
890,000	7.50%, due 7/15/2038	932,651 (a)
980,000	6.88%, due 4/15/2040	963,904 (a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
570,000	6.00%, due 3/1/2027	565,896 (a)
385,000	5.50%, due 1/15/2028	371,468 (a)
1,115,000	7.38%, due 2/15/2029	1,129,625 (a)
460,000	6.00%, due 12/31/2030	435,883 (a)
360,000	6.00%, due 9/1/2031	339,343 (a)
Venture Global Calcasieu Pass LLC
1,195,000	3.88%, due 8/15/2029	1,104,874 (a)
625,000	4.13%, due 8/15/2031	568,156 (a)
Venture Global LNG, Inc.
1,435,000	8.13%, due 6/1/2028	1,494,462 (a)
1,530,000	9.50%, due 2/1/2029	1,702,109 (a)
1,205,000	7.00%, due 1/15/2030	1,217,584 (a)
270,000	8.38%, due 6/1/2031	283,734 (a)
895,000	9.88%, due 2/1/2032	993,528 (a)
38,048,172
Real Estate 0.3%
415,000	Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp., 5.75%, due 1/15/2029	285,262 (a)
425,000	Cushman & Wakefield U.S. Borrower LLC, 8.88%, due 9/1/2031	457,110 (a)
960,000	Greystar Real Estate Partners LLC, 7.75%, due 9/1/2030	1,017,967 (a)
1,760,339
Real Estate Investment Trusts 3.4%
890,000	Blackstone Mortgage Trust, Inc., 3.75%, due 1/15/2027	816,961 (a)
Iron Mountain, Inc.
609,000	5.25%, due 3/15/2028	596,678 (a)
650,000	4.88%, due 9/15/2029	621,045 (a)
400,000	5.25%, due 7/15/2030	384,964 (a)
1,025,000	4.50%, due 2/15/2031	942,106 (a)
MPT Operating Partnership LP/MPT Finance Corp.
335,000	5.25%, due 8/1/2026	300,906
770,000	5.00%, due 10/15/2027	631,323
1,695,000	Necessity Retail REIT, Inc./American Finance Operating Partner LP, 4.50%, due 9/30/2028	1,543,223 (a)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer
1,240,000	5.88%, due 10/1/2028	1,227,600 (a)
895,000	4.88%, due 5/15/2029	845,691 (a)
915,000	7.00%, due 2/1/2030	931,439 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Real Estate Investment Trusts – cont'd
RHP Hotel Properties LP/RHP Finance Corp.
$800,000	7.25%, due 7/15/2028	$826,017 (a)
1,070,000	4.50%, due 2/15/2029	1,013,695 (a)
1,025,000	6.50%, due 4/1/2032	1,036,578 (a)
2,275,000	RLJ Lodging Trust LP, 4.00%, due 9/15/2029	2,030,093 (a)
1,710,000	Service Properties Trust, 8.63%, due 11/15/2031	1,816,990 (a)
Starwood Property Trust, Inc.
1,255,000	4.38%, due 1/15/2027	1,205,085 (a)
1,155,000	7.25%, due 4/1/2029	1,187,855 (a)
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
1,740,000	10.50%, due 2/15/2028	1,759,920 (a)
490,000	6.50%, due 2/15/2029	370,357 (a)
1,020,000	XHR LP, 4.88%, due 6/1/2029	962,492 (a)
21,051,018
Retail 4.7%
1011778 BC ULC/New Red Finance, Inc.
635,000	3.88%, due 1/15/2028	597,039 (a)
325,000	4.38%, due 1/15/2028	309,039 (a)
475,000	6.13%, due 6/15/2029	479,851 (a)
3,375,000	4.00%, due 10/15/2030	3,010,414 (a)
Asbury Automotive Group, Inc.
1,225,000	4.63%, due 11/15/2029	1,144,661 (a)
675,000	5.00%, due 2/15/2032	622,032 (a)
Bath & Body Works, Inc.
1,410,000	6.63%, due 10/1/2030	1,423,391 (a)
315,000	6.95%, due 3/1/2033	307,423
730,000	Beacon Roofing Supply, Inc., 6.50%, due 8/1/2030	746,462 (a)
Carvana Co.
2,127,946	9.00% Cash/12.00% PIK, due 12/1/2028	2,298,767 (a)(c)
1,130,000	9.00% Cash/14.00% PIK, due 6/1/2031	1,315,825 (a)(c)
1,220,000	Cougar JV Subsidiary LLC, 8.00%, due 5/15/2032	1,276,536 (a)
1,185,000	Foundation Building Materials, Inc., 6.00%, due 3/1/2029	1,061,969 (a)
Gap, Inc.
1,810,000	3.63%, due 10/1/2029	1,582,111 (a)
375,000	3.88%, due 10/1/2031	315,000 (a)
540,000	Group 1 Automotive, Inc., 6.38%, due 1/15/2030	544,641 (a)
1,580,000	GYP Holdings III Corp., 4.63%, due 5/1/2029	1,491,502 (a)
670,000	Ken Garff Automotive LLC, 4.88%, due 9/15/2028	633,509 (a)
LCM Investments Holdings II LLC
1,575,000	4.88%, due 5/1/2029	1,483,220 (a)
790,000	8.25%, due 8/1/2031	828,511 (a)
Macy's Retail Holdings LLC
315,000	5.88%, due 4/1/2029	307,663 (a)
340,000	5.88%, due 3/15/2030	326,341 (a)
260,000	6.13%, due 3/15/2032	248,138 (a)
1,150,000	4.50%, due 12/15/2034	976,402
493,000	5.13%, due 1/15/2042	399,604
Murphy Oil USA, Inc.
615,000	4.75%, due 9/15/2029	588,352
280,000	3.75%, due 2/15/2031	248,628 (a)
970,000	Nordstrom, Inc., 5.00%, due 1/15/2044	776,219
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Retail – cont'd
PetSmart, Inc./PetSmart Finance Corp.
$615,000	4.75%, due 2/15/2028	$577,813 (a)
950,000	7.75%, due 2/15/2029	922,043 (a)
Walgreens Boots Alliance, Inc.
550,000	3.45%, due 6/1/2026	524,060
380,000	4.50%, due 11/18/2034	302,168
400,000	4.80%, due 11/18/2044	299,906
1,020,000	White Cap Buyer LLC, 6.88%, due 10/15/2028	1,009,800 (a)
595,000	Yum! Brands, Inc., 4.63%, due 1/31/2032	554,884
29,533,924
Software 2.3%
3,230,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	3,045,355 (a)
890,000	Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, due 6/15/2029	912,952 (a)
185,000	Central Parent, Inc./CDK Global, Inc., 7.25%, due 6/15/2029	186,587 (a)
Cloud Software Group, Inc.
2,375,000	6.50%, due 3/31/2029	2,315,025 (a)
1,335,000	9.00%, due 9/30/2029	1,327,532 (a)
540,000	8.25%, due 6/30/2032	560,252 (a)
Open Text Holdings, Inc.
805,000	4.13%, due 2/15/2030	734,236 (a)
1,665,000	4.13%, due 12/1/2031	1,482,295 (a)
1,639,825	Rackspace Finance LLC, 3.50%, due 5/15/2028	710,197 (a)
2,810,000	UKG, Inc., 6.88%, due 2/1/2031	2,888,214 (a)
350,000	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, due 2/1/2029	319,728 (a)
14,482,373
Telecommunications 3.4%
Altice France SA
680,000	8.13%, due 2/1/2027	549,946 (a)
1,750,000	5.50%, due 1/15/2028	1,281,178 (a)
1,320,000	5.50%, due 10/15/2029	928,301 (a)
765,000	Ciena Corp., 4.00%, due 1/31/2030	702,465 (a)
765,000	CommScope LLC, 6.00%, due 3/1/2026	718,089 (a)
370,000	CommScope Technologies LLC, 6.00%, due 6/15/2025	347,338 (a)
Consolidated Communications, Inc.
470,000	5.00%, due 10/1/2028	406,810 (a)
920,000	6.50%, due 10/1/2028	828,571 (a)
Frontier Communications Holdings LLC
1,210,000	5.88%, due 10/15/2027	1,198,093 (a)
905,000	5.00%, due 5/1/2028	871,571 (a)
1,725,000	5.88%, due 11/1/2029	1,552,497
1,440,000	8.75%, due 5/15/2030	1,508,590 (a)
Iliad Holding SASU
488,000	6.50%, due 10/15/2026	489,010 (a)
2,185,000	7.00%, due 10/15/2028	2,190,717 (a)
140,000	8.50%, due 4/15/2031	145,856 (a)
Level 3 Financing, Inc.
794,893	11.00%, due 11/15/2029	841,505 (a)
988,000	10.50%, due 5/15/2030	1,009,736 (a)
575,000	10.75%, due 12/15/2030	592,969 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Telecommunications – cont'd
Optics Bidco SpA
$569,000	6.38%, due 11/15/2033	$557,904 (a)
539,000	7.20%, due 7/18/2036	550,605 (a)
239,000	7.72%, due 6/4/2038	255,926 (a)
Telecom Italia Capital SA
96,000	6.38%, due 11/15/2033	93,550
181,000	7.20%, due 7/18/2036	180,646
116,000	7.72%, due 6/4/2038	117,885
Viasat, Inc.
485,000	5.63%, due 4/15/2027	455,839 (a)
585,000	6.50%, due 7/15/2028	476,243 (a)
1,250,000	Vmed O2 U.K. Financing I PLC, 4.75%, due 7/15/2031	1,073,169 (a)
Zayo Group Holdings, Inc.
920,000	4.00%, due 3/1/2027	782,337 (a)
450,000	6.13%, due 3/1/2028	307,230 (a)
21,014,576
Transportation 0.7%
305,000	Genesee & Wyoming, Inc., 6.25%, due 4/15/2032	308,637 (a)
1,040,000	Watco Cos. LLC/Watco Finance Corp., 7.13%, due 8/1/2032	1,065,114 (a)
2,695,000	XPO, Inc., 7.13%, due 2/1/2032	2,787,222 (a)
4,160,973
Trucking & Leasing 0.7%
952,000	AerCap Global Aviation Trust, 6.50%, due 6/15/2045	950,766 (a)(e)
Fortress Transportation & Infrastructure Investors LLC
405,000	7.88%, due 12/1/2030	429,302 (a)
1,985,000	7.00%, due 5/1/2031	2,046,567 (a)
1,200,000	7.00%, due 6/15/2032	1,237,583 (a)
4,664,218
Total Corporate Bonds (Cost $561,267,495)		572,982,315
Loan Assignments(b) 3.4%
Automotive 0.1%
493,615	First Brands Group LLC, Second Lien Term Loan, (3 mo. USD Term SOFR + 8.50%), 14.01%, due 3/30/2028	468,934 (i)
Building Materials 0.1%
365,000	Cornerstone Building Brands, Inc., 2024 Term Loan B, (1 mo. USD Term SOFR + 4.50%), 9.83%, due 5/2/2031	353,138
Business Equipment & Services 0.1%
51,431	Cyxtera DC Holdings, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.00%), 10.50%, due 1/16/2025	51,431 (i)(j)(k)
350,000	Veritiv Corp., Term Loan B, (3 mo. USD Term SOFR + 4.50%), 9.83%, due 11/30/2030	350,220
401,651
Commercial Services 0.1%
373,111	Neptune Bidco U.S., Inc., Term Loan B, (3 mo. USD Term SOFR + 5.00%), 10.40%, due 4/11/2029	350,724
Construction & Engineering 0.1%
Groundworks LLC
567,835	Term Loan, (1 mo. USD Term SOFR + 3.50%), 8.83%, due 3/14/2031	568,404
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Loan Assignments cont'd
Construction & Engineering – cont'd
$16,722	Term Loan, (1 mo. USD Term SOFR + 3.50%), 8.83%, due 3/14/2031	$16,738
		585,142
Containers & Glass Products 0.1%
924,275	Trident TPI Holdings, Inc., Term Loan B6, (3 mo. USD Term SOFR + 4.00%), 9.33%, due 9/15/2028	928,850 (g)(l)
Diversified Insurance 0.1%
648,320	Gainwell Acquisition Corp., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 9.43%, due 10/1/2027	575,384
Electronics - Electrical 0.5%
626,785	Cloudera, Inc., Term Loan, (1 mo. USD Term SOFR + 3.75%), 9.19%, due 10/8/2028	607,199
781,905	Rackspace Finance LLC, First Lien Term Loan, (1 mo. USD Term SOFR + 6.25%), 11.70%, due 5/15/2028	789,724
638,359	RealPage, Inc., First Lien Term Loan, (1 mo. USD Term SOFR + 3.00%), 8.46%, due 4/24/2028	621,468
1,210,000	VS Buyer LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.58%, due 4/11/2031	1,213,787
		3,232,178
Health Care 0.5%
1,124,223	Aveanna Healthcare LLC, Term Loan B, (3 mo. USD Term SOFR + 3.75%), 9.20%, due 7/17/2028	1,073,914
	National Mentor Holdings, Inc.
759,194	Term Loan, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%), 9.18% – 9.19%, due 3/2/2028	714,022 (m)
21,882	Term Loan C, (3 mo. USD Term SOFR + 3.75%), 9.18%, due 3/2/2028	20,581
1,659,496	Parexel International Corp., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 8.34%, due 11/15/2028	1,665,105
		3,473,622
Home Furnishings 0.1%
682,836	Weber-Stephen Products LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.71%, due 10/30/2027	629,855
Industrial Equipment 0.3%
1,763,762	Engineered Machinery Holdings, Inc., Second Lien Term Loan, (3 mo. USD Term SOFR + 6.00%), 11.60%, due 5/21/2029	1,754,943
Insurance 0.1%
875,000	Truist Insurance Holdings LLC, Second Lien Term Loan, (3 mo. USD Term SOFR + 4.75%), 10.08%, due 5/6/2032	897,811
Life Sciences Tools & Services 0.2%
1,436,400	Star Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.75%), 9.08%, due 9/27/2030	1,437,865
Oil & Gas 0.1%
693,263	Prairie ECI Acquiror LP, Term Loan, (1 mo. USD Term SOFR + 4.75%), 10.09%, due 8/1/2029	692,916
Pipelines 0.2%
1,208,925	New Fortress Energy, Inc., Term Loan, (3 mo. USD Term SOFR + 5.00%), 10.25%, due 10/27/2028	1,190,042
Trading Companies & Distributors 0.3%
1,080,957	Fastlane Parent Co., Inc., Term Loan B, (1 mo. USD Term SOFR + 4.50%), 9.84%, due 9/29/2028	1,078,276
930,000	Johnstone Supply LLC, Term Loan, (1 mo. USD Term SOFR + 3.00%), 8.33%, due 6/7/2031	931,860 (g)(l)
		2,010,136
Utilities 0.4%
	Lightstone Holdco LLC
1,762,591	Term Loan B, (3 mo. USD Term SOFR + 5.75%), 11.00%, due 1/29/2027	1,758,185
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Loan Assignments cont'd
Utilities – cont'd
$99,684	Term Loan C, (3 mo. USD Term SOFR + 5.75%), 11.00%, due 1/29/2027	$99,434
640,000	USIC Holdings, Inc., Term Loan, (1 mo. USD Term SOFR + 3.50%, 3 mo. USD Term SOFR + 3.50%), 9.05% – 9.10%, due 5/12/2028	619,200 (m)
		2,476,819
Total Loan Assignments (Cost $21,165,580)		21,460,010

Convertible Bonds 0.1%
Media 0.1%
610,000	DISH Network Corp., 3.38%, due 8/15/2026 (Cost $583,618)	370,519
Number of Shares

Short-Term Investments 3.8%
Investment Companies 3.8%
23,445,746	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.26%(n) (Cost $23,445,746)	23,445,746
Total Investments 99.9% (Cost $612,357,439)		624,197,177
Other Assets Less Liabilities 0.1%		636,734 (o)
Net Assets 100.0%		$624,833,911

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2024, these securities amounted to $533,343,922, which represents 85.4% of net assets of the Fund.

(b)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2024 and changes periodically.
(c)	Payment-in-kind (PIK) security.
(d)	When-issued security. Total value of all such securities at July 31, 2024 amounted to $10,576,152, which represents 1.7% of net assets of the Fund.
(e)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(f)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(g)	All or a portion of this security was purchased on a delayed delivery basis.
(h)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at July 31, 2024 amounted to $310,417, which represents 0.0% of net assets of the Fund.

(i)	Value determined using significant unobservable inputs.
(j)	Defaulted security.
(k)
Security fair valued as of July 31, 2024 in accordance with procedures approved by the valuation designee.
Total value of all such securities at July 31, 2024 amounted to $51,431, which represents 0.0% of net assets of the Fund.

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
(l)	All or a portion of this security had not settled as of July 31, 2024 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(m)	The stated interest rates represent the range of rates at July 31, 2024 of the underlying contracts within the Loan Assignment.
(n)	Represents 7-day effective yield as of July 31, 2024.
(o)	As of July 31, 2024, the value of unfunded loan commitments was $87,876 for the Fund (see Notes to Schedule of Investments).
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$517,726,183	82.8%
Canada	25,981,212	4.1%
France	9,898,176	1.6%
United Kingdom	7,830,642	1.2%
Netherlands	5,394,662	0.9%
Germany	5,226,689	0.8%
Australia	3,528,925	0.6%
Luxembourg	2,915,843	0.5%
Japan	2,673,248	0.4%
Cayman Islands	2,509,602	0.4%
Bermuda	2,424,042	0.4%
Ireland	1,784,051	0.3%
Mexico	1,781,678	0.3%
Italy	1,756,516	0.3%
Switzerland	1,732,805	0.3%
Czech Republic	1,638,000	0.3%
Poland	1,274,261	0.2%
Finland	1,080,961	0.2%
Jersey	1,004,943	0.1%
Israel	701,826	0.1%
Spain	697,985	0.1%
Chile	610,720	0.1%
Zambia	578,461	0.1%
Short-Term Investments and Other Assets—Net	24,082,480	3.9%
	$624,833,911	100.0%
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Asset-Backed Securities	$—	$5,938,587	$—	$5,938,587
Corporate Bonds#	—	572,982,315	—	572,982,315
Loan Assignments
Automotive	—	—	468,934	468,934
Business Equipment & Services	—	350,220	51,431	401,651
Other Loan Assignments#	—	20,589,425	—	20,589,425
Total Loan Assignments	—	20,939,645	520,365	21,460,010
Convertible Bonds#	—	370,519	—	370,519
Short-Term Investments	—	23,445,746	—	23,445,746
Total Investments	$—	$623,676,812	$520,365	$624,197,177

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2023	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2024
Investments in Securities:
Loan Assignments(1)	$7,331	$5	$81	$158	$773	$(6,117)	$—	$(1,711)	$520	$(17)
Total	$7,331	$5	$81	$158	$773	$(6,117)	$—	$(1,711)	$520	$(17)
(1) Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The
Fund does not have access to significant unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)
July 31, 2024

Principal Amount		Value
Loan Assignments(a) 0.0%(b)
Oil, Gas & Consumable Fuels 0.0%(b)
	Rialto Bioenergy Facility LLC
$58,315	Term Loan, (1 mo. USD Term SOFR + 10.00%), 15.33%, due 6/6/2025	$10,252 #(c)(d)(e)
20,168	Term Loan DIP, (1 mo. USD Term SOFR + 10.00%), 15.33%, due 6/6/2025	20,168 #(c)(d)(e)
Total Loan Assignments (Cost $78,483)		30,420

Municipal Notes 99.7%
Alabama 4.0%
200,000	Black Belt Energy Gas District (Alabama Gas Prepay Gas Supply Revenue Project No. 7), Series 2021-C-1, 4.00%, due 12/1/2026	201,079
1,000,000	Energy Southeast A Cooperative District Revenue, Series 2024-B, 5.25%, due 7/1/2054 Putable 6/1/2032	1,082,009
1,250,000	Mobile County Industrial Development Authority Revenue (AM/NS Calvert LLC Project), Series 2024-A, 5.00%, due 6/1/2054	1,279,289
		2,562,377
American Samoa 1.2%
750,000	American Samoa Economic Development Authority General Revenue, Series 2021-A, 5.00%, due 9/1/2038	757,133 (f)
Arizona 4.8%
500,000	Maricopa County Industrial Development Authority Education Refunding Revenue (Paradise School Project Paragon Management, Inc.), Series 2016, 5.00%, due 7/1/2036	503,578 (f)
1,500,000	Maricopa County Industrial Development Authority Exempt Facility Revenue (Commercial Metals Co. Project), Series 2022, 4.00%, due 10/15/2047	1,380,409 (f)
170,000	Navajo Nation Refunding Revenue, Series 2015-A, 5.00%, due 12/1/2025	171,455 (f)
500,000	Phoenix Industrial Development Authority Education Refunding Revenue (Great Hearts Academies), Series 2016-A, 5.00%, due 7/1/2046	500,063
500,000	Pima County Industrial Development Authority Education Refunding Revenue (American Leadership Academy Project), Series 2015, 5.38%, due 6/15/2035	504,343 (f)
		3,059,848
California 8.1%
160,000	California County Tobacco Securitization Agency Refunding Revenue, Series 2020-B-1, 5.00%, due 6/1/2049	163,478
923,516	California Housing Finance Agency Municipal Certificate, Series 2019-A, 4.25%, due 1/15/2035	954,226
300,000	California Infrastructure & Economic Development Bank Revenue (Brightline West Passenger Rail Project), Series 2020-A, 8.00%, due 1/1/2050 Putable 8/15/2025	304,126 (f)(g)
250,000	California Municipal Finance Authority Charter School Lease Revenue (Santa Rosa Academy Project), Series 2015, 5.13%, due 7/1/2035	252,265 (f)
	California Municipal Finance Authority Charter School Revenue (John Adams Academics Project)
215,000	Series 2015-A, 4.50%, due 10/1/2025	214,781
400,000	Series 2019-A, 5.00%, due 10/1/2049	392,646 (f)
500,000	California Municipal Finance Authority Charter School Revenue (Palmdale Aerospace Academy Project), Series 2016, 5.00%, due 7/1/2031	509,731 (f)
400,000	California Municipal Finance Authority Revenue (Baptist University), Series 2015-A, 5.00%, due 11/1/2030	404,992 (f)
245,111	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Calplant I Green Bond Project), Series 2019, 7.50%, due 12/1/2039	25 (c)(f)
195,588	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Green Bond-Rialto Bioenergy Facility LLC Project), Series 2019, 7.50%, due 12/1/2040	0 #(c)(d)(e)
500,000	California State School Finance Authority Charter School Revenue (Downtown College Prep-Obligation Group), Series 2016, 4.75%, due 6/1/2036	476,716 (f)
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

California – cont'd
$600,000	California State School Finance Authority Charter School Revenue (Rocketship Education), Series 2016-A, 5.00%, due 6/1/2031	$604,866 (f)
400,000	California Statewide Communities Development Authority Revenue Refunding (Lancer Education Student Housing Project), Series 2016-A, 5.00%, due 6/1/2036	406,274 (f)
55,000	California Statewide Communities Development Authority Special Tax Revenue Refunding (Community Facility District No. 2007-01 Orinda Wilder Project), Series 2015, 4.50%, due 9/1/2025	55,402
500,000	Chino Valley Unified School District General Obligation, Series 2020-B, (AGM), 3.38%, due 8/1/2050	440,806
		5,180,334
Colorado 3.7%
307,000	Crystal Crossing Metropolitan District Refunding General Obligation, Series 2016, 4.50%, due 12/1/2026	305,651
	Park Creek Metropolitan District Refunding Tax Allocation Revenue (Senior Ltd. Property Tax Supported)
250,000	Series 2015-A, 5.00%, due 12/1/2034	254,701
175,000	Series 2015-A, 5.00%, due 12/1/2035	178,108
500,000	Series 2015-A, 5.00%, due 12/1/2045	503,944
252,000	Platte River Metropolitan District General Obligation Refunding, Series 2023-A, 6.50%, due 8/1/2053	261,755 (f)
1,300,000	Pueblo Urban Renewal Authority Tax Increment Revenue (Evraz Project), Series 2021-A, 4.75%, due 12/1/2045	887,732 (f)
		2,391,891
Florida 5.6%
200,000	Capital Trust Agency Senior Living Revenue (H-Bay Ministries, Inc. Superior Residences-Third Tier), Series 2018-C, 7.50%, due 7/1/2053	2,000 (c)(f)
500,000	Capital Trust Agency Senior Living Revenue (Wonderful Foundations School Project), Series 2020-A-1, 5.00%, due 1/1/2055	481,061 (f)
650,000	Florida Development Finance Corp. Education Facilities Revenue Refunding (Pepin Academies, Inc.), Series 2016-A, 5.00%, due 7/1/2036	650,636
1,000,000	Florida Development Finance Corp. Revenue Refunding (Brightline Florida Passenger Rail Expansion Project), Series 2024, 5.50%, due 7/1/2053	1,038,529
450,000	Florida State Development Finance Corp. Education Facilities Revenue (Renaissance Charter School, Inc. Project), Series 2015-A, 6.00%, due 6/15/2035	455,168 (f)
130,000	Florida State Housing Finance Corp. Revenue, Series 2015-1, (FHLMC), (FNMA), (GNMA), 3.75%, due 7/1/2035	128,853
955,000	Village Community Development District No. 13 Special Assessment Revenue, Series 2019, 3.70%, due 5/1/2050	822,950
		3,579,197
Georgia 1.2%
700,000	Municipal Electric Authority of Georgia Revenue (Plant Vogtle Units 3 & 4 Project M Bonds), Series 2023-A, 5.50%, due 7/1/2064	743,714
Hawaii 0.4%
250,000	Hawaii State Department of Budget & Finance Special Purpose Revenue Refunding, Series 2015-A, 5.00%, due 1/1/2035	237,679 (f)
Illinois 3.8%
700,000	Chicago General Obligation, Series 2023-A, 5.50%, due 1/1/2043	741,593
200,000	Chicago O'Hare International Airport Special Facility Revenue (Trips Obligated Group), Series 2018, 5.00%, due 7/1/2048	201,773
155,000	Chicago Waterworks Revenue (Second Lien Project), Series 2014, 5.00%, due 11/1/2027	155,431
400,000	Illinois Finance Authority Charter School Revenue (Intrinsic School-Belmont School Project), Series 2015-A, 5.75%, due 12/1/2035	405,163 (f)
425,000	Illinois Finance Authority Revenue Refunding (Rosalind Franklin University of Medicine & Science), Series 2017-A, 5.00%, due 8/1/2047	428,574
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Illinois – cont'd
$500,000	Upper Illinois River Valley Development Authority Revenue Refunding (Cambridge Lakes Learning Center), Series 2017-A, 5.25%, due 12/1/2047	$475,426 (f)
		2,407,960
Indiana 2.8%
400,000	Indiana Finance Authority Revenue Refunding (Sisters of St. Francis Health Services, Inc.), (LOC: Barclays Bank PLC), Series 2008-I, , 4.00%, due 11/1/2037	400,000 (h)
650,000	Indiana State Finance Authority Revenue (Greencroft Obligation Group), Series 2021-A, 4.00%, due 11/15/2043	574,529
750,000	Indianapolis Local Public Improvement Bond Bank Revenue (Convention Center Hotel), Series 2023-E, 6.00%, due 3/1/2053	826,747
		1,801,276
Kansas 0.0%(b)
35,000	Goddard Kansas Sales Tax Special Obligation Revenue (Olympic Park Star Bond Project), Series 2019, 3.60%, due 6/1/2030	34,112
Kentucky 2.7%
405,000	Kentucky Economic Development Finance Authority (Senior Next Generation Information Highway Project), Series 2015-A, 4.00%, due 7/1/2029	401,935
500,000	Kentucky Economic Development Finance Authority Revenue Refunding (Owensboro Health), Series 2017-A, 5.00%, due 6/1/2041	507,154
900,000	Kentucky Municipal Power Agency Power System Revenue Refunding (Prairie Saint Project), Series 2019, 4.00%, due 9/1/2045	822,294
		1,731,383
Louisiana 1.0%
270,354	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Lafourche Parish Gomesa Project), Series 2019, 3.95%, due 11/1/2043	253,386 (f)
400,000	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Refunding (Westside Habilitation Center Project), Series 2017-A, 5.75%, due 2/1/2032	392,395 (f)
		645,781
Maine 1.2%
1,000,000	Maine State Finance Authority (Green Bond-Go Lab Madison LLC Project), Series 2021, 8.00%, due 12/1/2051	602,200 (f)
200,000	Maine State Finance Authority Solid Waste Disposal Revenue (Casella Waste System Project), Series 2015, 5.13%, due 8/1/2035 Putable 8/1/2025	201,133 (f)
		803,333
Maryland 0.6%
	Baltimore Special Obligation Refunding Revenue Senior Lien (Harbor Point Project)
250,000	Series 2019-A, 3.63%, due 6/1/2046	211,565 (f)
200,000	Series 2022, 5.00%, due 6/1/2051	201,105
		412,670
Massachusetts 0.9%
	Massachusetts State Education Financing Authority Revenue
250,000	Series 2023-B, 4.25%, due 7/1/2044	242,627
350,000	Series 2023-C, 5.00%, due 7/1/2053	351,288
		593,915
Minnesota 1.2%
500,000	Saint Paul Housing & Redevelopment Authority Charter School Lease Revenue (Academia Cesar Chavez School Project), Series 2015-A, 5.25%, due 7/1/2050	452,167
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Minnesota – cont'd
$300,000	Saint Paul Housing & Redevelopment Authority Charter School Lease Revenue (Twin Cities Academy Project), Series 2015-A, 5.00%, due 7/1/2035	$300,696
		752,863
Mississippi 1.0%
400,000	Mississippi Business Finance Corp. Revenue (Chevron USA, Inc. Project), Series 2010-L, 4.00%, due 11/1/2035	400,000 (h)
285,000	Mississippi Development Bank Special Obligation (Jackson Co. Gomesa Project), Series 2021, 3.63%, due 11/1/2036	270,157 (f)
		670,157
Montana 1.1%
1,000,000	Gallatin County Industrial Development Revenue (Bozeman Fiber Project), Series 2021-A, 4.00%, due 10/15/2051	721,159 (f)
Nevada 0.8%
500,000	Director of the State of Nevada Department of Business & Industrial Revenue (Somerset Academy), Series 2015-A, 5.13%, due 12/15/2045	500,589 (f)
New Hampshire 1.0%
750,000	New Hampshire Business Finance Authority Revenue (Green Bond), Series 2020-B, 3.75%, due 7/1/2045 Putable 7/2/2040	633,611 (f)
New York 6.1%
	New York City Municipal Water Finance Authority Water & Sewer System Refunding Revenue (Second General Resolution Revenue Bonds)
700,000	(LOC: JP Morgan Chase Bank N.A.), Series 2013-AA-1, 4.05%, due 6/15/2050	700,000 (h)
100,000	Series 2022-DD, 4.25%, due 6/15/2033	100,000 (h)
325,000	New York State Transportation Development Corp. Special Facility Revenue (Delta Airlines, Inc.-LaGuardia Airport Terminal C & D Redevelopment), Series 2018, 5.00%, due 1/1/2028	337,347
200,000	New York State Transportation Development Corp. Special Facility Revenue Refunding (American Airlines, Inc., John F. Kennedy International Airport Project), Series 2021, 3.00%, due 8/1/2031	188,726
200,000	Oneida Indian Nation of New York Revenue, Series 2024-B, 6.00%, due 9/1/2043	219,398 (f)
1,000,000	Onondaga Civic Development Corp. Revenue Refunding (Crouse Health Hospital, Inc.), Series 2024-A, 5.38%, due 8/1/2054	1,024,781
500,000	Westchester County Local Development Corp. Revenue (Purchase Senior Learning Community, Inc. Project), Series 2021-A, 5.00%, due 7/1/2056	489,823 (f)
420,000	Westchester County Local Development Corp. Revenue Refunding (Kendal on Hudson Project), Series 2022-B, 5.00%, due 1/1/2051	428,759
420,000	Yonkers Economic Development Corp. Education Revenue (Charter School of Education Excellence Project), Series 2019-A, 5.00%, due 10/15/2039	429,367
		3,918,201
North Carolina 0.2%
100,000	Charlotte-Mecklenburg Hospital Authority Revenue (Atrium Health), (LOC: JP Morgan Chase Bank N.A.), Series 2018-G, 4.00%, due 1/15/2048	100,000 (h)
Ohio 8.5%
450,000	Akron Bath Copley Joint Township Hospital District (Summa Health Systems Obligation), Series 2020, 4.00%, due 11/15/2035	439,216
400,000	Buckeye Tobacco Settlement Finance Authority Asset-Backed Senior Refunding Revenue, Series 2020-B-2, 5.00%, due 6/1/2055	370,426
730,000	Cleveland-Cuyahoga County Port Authority Tax Increment Finance Revenue Refunding (Senior-Flats East Bank Project), Series 2021-A, 4.00%, due 12/1/2055	612,355 (f)
500,000	Ohio State Air Quality Development Authority (Ohio Valley Electric Corp. Project), Series 2009-B, 1.38%, due 2/1/2026 Putable 11/1/2024	495,219
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Ohio – cont'd
$1,500,000	Ohio State Air Quality Development Authority Exempt Facilities Revenue (AMG Vanadium LLC), Series 2019, 5.00%, due 7/1/2049	$1,412,407 (f)
1,500,000	Ohio State Air Quality Development Authority Revenue (Ohio Valley Electric Corp. Project), Series 2014-B, 2.60%, due 6/1/2041 Putable 10/1/2029	1,362,663
750,000	Ohio State Air Quality Development Authority Revenue Refunding (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25%, due 9/1/2029	724,330
		5,416,616
Oregon 0.6%
500,000	Portland General Obligation (Transportation Project), Series 2022-A, 2.25%, due 10/1/2041	366,351
Pennsylvania 2.2%
750,000	Pennsylvania Economic Development Financing Authority Revenue (Bridges Finco LP), Series 2016, 5.00%, due 12/31/2038	757,996
500,000	Pennsylvania Economic Development Financing Authority Revenue Refunding (Energy Supply LLC), Series 2009-C, 5.25%, due 12/1/2037 Putable 6/1/2027	507,981
400,000	Pennsylvania Economic Development Financing Authority Revenue Refunding (Tapestry Moon Senior Housing Project), Series 2018-A, 6.75%, due 12/1/2053	152,500 (c)(f)
		1,418,477
Puerto Rico 4.1%
	Puerto Rico Commonwealth General Obligation (Restructured)
74,376	Series 2021-A, 0.00%, due 7/1/2033	50,075
32,139	Series 2021-A1, 5.38%, due 7/1/2025	32,399
63,784	Series 2021-A1, 5.63%, due 7/1/2027	66,537
62,750	Series 2021-A1, 5.63%, due 7/1/2029	67,339
60,948	Series 2021-A1, 5.75%, due 7/1/2031	67,451
57,794	Series 2021-A1, 4.00%, due 7/1/2033	57,965
51,950	Series 2021-A1, 4.00%, due 7/1/2035	51,046
44,586	Series 2021-A1, 4.00%, due 7/1/2037	43,313
60,620	Series 2021-A1, 4.00%, due 7/1/2041	56,850
813,045	Series 2021-A1, 4.00%, due 7/1/2046	744,007
1,500,000	Puerto Rico Electric Power Authority Revenue, Series 2012-A, 5.00%, due 7/1/2042	705,000 (c)
	Puerto Rico Industrial Tourist Education Medical & Environmental Control Facilities Authority Revenue (Hospital Auxilio Mutuo Obligation Group Project)
550,000	Series 2021, 5.00%, due 7/1/2030	580,515
100,000	Series 2021, 5.00%, due 7/1/2034	106,155
		2,628,652
Rhode Island 2.2%
1,300,000	Rhode Island Health and Educational Building Corp. Revenue (Lifespan Obligation Group), Series 2024, 5.25%, due 5/15/2054	1,386,368
South Carolina 5.1%
500,000	Lancaster County Assessment Revenue Refunding (Walnut Creek Improvement District), Series 2016-A-1, 5.00%, due 12/1/2031	500,151
150,000	South Carolina Jobs Economic Development Authority Economic Development Revenue (River Park Senior Living Project), Series 2017-A, 7.75%, due 10/1/2057	159,923
300,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (AMT-Green Bond-Last Step Recycling LLC Project), Series 2021-A, 6.50%, due 6/1/2051	105,000 (c)(f)
500,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project), Series 2018-A, 7.00%, due 11/1/2038	87,450 #(c)(d)(e)
500,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (RePower South Berkeley LLC Project), Series 2017, 6.25%, due 2/1/2045	50,000 (c)(f)
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

South Carolina – cont'd
	South Carolina Jobs-Economic Development Authority Revenue (Novant Health Obligated Group)
$1,200,000	Series 2024-A, 5.00%, due 11/1/2037	$1,367,246
1,000,000	Series 2024-A, 4.50%, due 11/1/2054	1,003,365
		3,273,135
Tennessee 0.7%
500,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue (Blakeford At Green Hills), Series 2020-A, 4.00%, due 11/1/2045	425,638
Texas 8.8%
750,000	Anson Educational Facilities Corp. Educational Revenue (Arlington Classics Academy), Series 2016-A, 5.00%, due 8/15/2045	753,126
500,000	Dallas Independent School District General Obligation, Series 2022, (PSF-GTD), 2.75%, due 2/15/2052	352,079
95,000	Fort Bend County Industrial Development Corp. Revenue (NRG Energy, Inc.), Series 2012-A, 4.75%, due 5/1/2038	95,016
495,000	Harris County Municipal Utility District No. 489 General Obligation, Series 2023, (AGM), 4.00%, due 9/1/2036	498,569
	Hidalgo County Regional Mobility Authority Toll & Vehicle Registration Junior Lien Refunding
755,000	Series 2022-B, 4.00%, due 12/1/2039	720,643
1,000,000	Series 2022-B, 4.00%, due 12/1/2040	942,305
400,000	Houston Airport System Revenue (United Airlines, Inc. Terminal Improvement Project), Series 2015-B-1, 5.00%, due 7/15/2030	402,812
500,000	New Hope Cultural Education Facilities Finance Corp. Revenue (Beta Academy), Series 2019-A, 5.00%, due 8/15/2049	484,688 (f)
500,000	New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue (Cardinal Bay, Inc. Village On The Park Carriage), Series 2016-C, 5.50%, due 7/1/2046	112,500 (c)
500,000	New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue (NCCD-College Station Properties LLC), Series 2015-A, 5.00%, due 7/1/2047	486,250 (c)
300,000	Port of Beaumont Navigation District Revenue (Jefferson Gulf Coast Energy Project), Series 2024-A, 5.25%, due 1/1/2054	302,274 (f)
500,000	Texas State Private Activity Bond Surface Transportation Corp. Revenue (Senior Lien-Blueridge Transportation Group LLC), Series 2016, 5.00%, due 12/31/2040	503,498
		5,653,760
Utah 2.1%
	Utah Infrastructure Agency Telecommunication Revenue
600,000	Series 2019-A, 4.00%, due 10/15/2036	588,343
1,000,000	Series 2021-A, 3.00%, due 10/15/2045	744,401
		1,332,744
Vermont 1.1%
500,000	Vermont Economic Development Authority Solid Waste Disposal Revenue (Casella Waste System, Inc.), Series 2013, 4.63%, due 4/1/2036 Putable 4/3/2028	503,939 (f)
180,000	Vermont Student Assistant Corp. Education Loan Revenue, Series 2015-A, 4.13%, due 6/15/2028	181,172
		685,111
West Virginia 3.5%
	West Virginia Hospital Finance Authority Revenue (Vandalia Health Group)
1,500,000	Series 2023-B, 6.00%, due 9/1/2053	1,698,908
500,000	Series 2023-B, (AGM), 5.38%, due 9/1/2053	546,881
		2,245,789
Wisconsin 7.4%
300,000	Public Finance Authority Education Revenue (Resh Triangle High School Project), Series 2015-A, 5.38%, due 7/1/2035	301,827 (f)
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Wisconsin – cont'd
$500,000	Public Finance Authority Hospital Revenue (Carson Valley Medical Center), Series 2021-A, 4.00%, due 12/1/2051	$414,797 (f)
411,673	Public Finance Authority Revenue (Goodwill Industries of Southern Nevada Project), Series 2015-A, 5.50%, due 12/1/2038	362,517
500,000	Public Finance Authority Revenue (Miami Worldcenter Project), Series 2024-A, 5.00%, due 6/1/2041	506,715 (f)
500,000	Public Finance Authority Revenue (Signorelli Project), Series 2024, 5.38%, due 12/15/2032	501,019 (f)
1,170,000	Public Finance Authority Revenue Refunding (Celanese Project), Series 2016-C, 4.30%, due 11/1/2030	1,168,663
	Public Finance Authority Special Facility Revenue (Sky Harbour Capital LLC Aviation Facility Project)
500,000	Series 2021, 4.00%, due 7/1/2041	423,353
500,000	Series 2021, 4.25%, due 7/1/2054	408,995
200,000	Saint Croix Chippewa Indians of Wisconsin Refunding, Series 2021, 5.00%, due 9/30/2041	150,592 (f)
500,000	Wisconsin State Health & Education Facility Authority Revenue Refunding (Three Pillars Senior Living Communities), Series 2024-A, 5.75%, due 8/15/2059	527,688
		4,766,166
Total Municipal Notes (Cost $68,683,492)		63,837,990
Total Investments 99.7% (Cost $68,761,975)		63,868,410
Other Assets Less Liabilities 0.3%		184,661
Net Assets 100.0%		$64,053,071

(a)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2024 and changes periodically.
(b)	Represents less than 0.05% of net assets of the Fund.
(c)	Defaulted security.
(d)	Value determined using significant unobservable inputs.
(e)
Security fair valued as of July 31, 2024 in accordance with procedures approved by the valuation designee.
Total value of all such securities at July 31, 2024 amounted to $117,870, which represents 0.2% of net assets of the Fund.

(f)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2024, these securities amounted to $19,868,072, which represents 31.0% of net assets of the Fund.

(g)	All or a portion of this security was purchased on a delayed delivery basis.
(h)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at July 31, 2024.

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
#  This security is subject to restrictions on resale. Total value of all such securities at July 31, 2024 amounted to $117,870, which represents 0.2% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 7/31/2024	Fair Value Percentage of Net Assets as of 7/31/2024
California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Green Bond-Rialto Bioenergy Facility LLC Project)	1/17/2019	$186,408	$—	0.0%
Rialto Bioenergy Facility LLC	11/21/2023	20,168	20,168	0.0%
Rialto Bioenergy Facility LLC	11/30/2023-2/28/2024	58,315	10,252	0.0%
South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project)	12/4/2018-6/25/2020	482,345	87,450	0.2%
Total		$747,236	$117,870	0.2%
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Loan Assignments#	$—	$—	$30,420	$30,420
Municipal Notes
South Carolina	—	3,185,685	87,450	3,273,135
Other Municipal Notes#	—	60,564,855	—	60,564,855
Total Municipal Notes	—	63,750,540	87,450	63,837,990
Total Investments	$—	$63,750,540	$117,870	$63,868,410

#	The Schedule of Investments provides information on the industry, state/territory or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2023	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2024
Investments in Securities:
Loan Assignments(1)	$—	$4	$—	$(48)	$100	$(25)	$—	$—	$31	$(48)
Municipal Notes(1)	87	1	—	(82)	—	(52)	133	—	87	(82)
Total	$87	$5	$—	$(130)	$100	$(77)	$133	$—	$118	$(130)

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 7/31/2024	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Municipal Notes	$87,450	Market Approach	Recovery Value (of Par Value)	0.0% - 17.5%	17.5%	Increase
Loan Assignments	30,420	Market Approach	Recovery Value (of Par Value)	17.5% - 100.0%	72.2%	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)
July 31, 2024

Principal Amount		Value
Municipal Notes 99.4%
Alabama 0.8%
$565,000	Fort Payne City General Obligation (School Warrants), Series 2018-B, (AGM), 5.00%, due 5/1/2027	$594,382
Arkansas 3.1%
550,000	Benton Washington Regional Public Water Authority Revenue Green Bond, Series 2022, (BAM), 4.00%, due 10/1/2033	563,196
1,370,000	Pulaski County Revenue (Arkansas Children's Hospital), Series 2023, 5.25%, due 3/1/2053	1,482,164
315,000	Russellville Water & Sewer Revenue, Series 2018, (AGM), 4.00%, due 7/1/2028	317,582
		2,362,942
California 1.4%
200,000	California Infrastructure & Economic Development Bank Revenue (Brightline West Passenger Rail Project), Series 2020-A, 8.00%, due 1/1/2050 Putable 8/15/2025	202,751 (a)(b)
1,000,000	Glendale Water Revenue Refunding, Series 2020, 2.00%, due 2/1/2033	852,736
		1,055,487
District of Columbia 1.1%
775,000	District of Columbia Revenue Refunding (Gallaudet University), Series 2021-A, 5.00%, due 4/1/2051	806,894
Florida 4.1%
750,000	Florida Development Finance Corp. Revenue Refunding (Brightline Florida Passenger Rail Expansion Project), Series 2024, 5.50%, due 7/1/2053	778,897
1,225,000	Miami-Dade County (Building Better Community Program), Series 2015-D, 5.00%, due 7/1/2026	1,271,909
1,000,000	Wildwood Utility Dependent District Revenue (Senior-South Sumter Utilities Project), Series 2021, (BAM), 5.00%, due 10/1/2034	1,109,063
		3,159,869
Georgia 2.1%
520,000	Gainesville & Hall County Hospital Authority Revenue (Northeast Georgia Health System, Inc.), Series 2024, 5.00%, due 10/15/2030	571,953
1,000,000	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding, Series 2016-B, 5.00%, due 7/1/2035 Pre-Refunded 7/1/2026	1,040,084
		1,612,037
Illinois 5.6%
1,000,000	Cook County Community Consolidated School District No. 21 General Obligation (Wheeling School Building), Series 2019-A, (AGM), 4.00%, due 12/1/2035	1,015,507
	Illinois State General Obligation
670,000	Series 2016, 4.00%, due 1/1/2031	671,130
600,000	Series 2023-B, 5.00%, due 5/1/2028	636,922
	Sales Tax Securitization Corp. Senior Lien Revenue Refunding (Social Bonds)
650,000	Series 2023-A, 5.00%, due 1/1/2033	710,152
1,275,000	Series 2023-A, 4.00%, due 1/1/2042	1,280,471
		4,314,182
Indiana 4.0%
895,000	Anderson School Building Corp. (First Mortgage), Series 2018, (ST INTERCEPT), 5.00%, due 1/15/2026	916,545
1,000,000	Indiana Finance Authority Revenue (Indiana University Health), Series 2023-A, 5.00%, due 10/1/2053	1,070,023
1,000,000	Northern Indiana Commuter Transportation District Revenue, Series 2024, 5.00%, due 1/1/2054	1,068,804
		3,055,372
Iowa 1.5%
1,000,000	Des Moines Metropolitan Wastewater Reclamation Authority Revenue, Series 2024-B, 5.00%, due 6/1/2037	1,134,587
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Kentucky 7.6%
	Breathitt County School District Finance Corp. Revenue
$210,000	Series 2021, (ST INTERCEPT), 2.00%, due 4/1/2027	$199,575
835,000	Series 2021, (ST INTERCEPT), 2.00%, due 4/1/2029	760,642
900,000	Daviess County School District Finance Corp. Revenue, Series 2021-A, (ST INTERCEPT), 2.00%, due 12/1/2031	775,489
	Green County School District Finance Corp.
525,000	Series 2021, (ST INTERCEPT), 2.00%, due 10/1/2024	522,906
335,000	Series 2021, (ST INTERCEPT), 2.00%, due 10/1/2025	326,701
650,000	Series 2021, (ST INTERCEPT), 2.00%, due 10/1/2026	626,146
500,000	Kentucky Economic Development Finance Authority Revenue Refunding (Owensboro Health), Series 2017-A, 5.00%, due 6/1/2041	507,154
	Lewis County School District Finance Corp. Revenue
460,000	Series 2021-B, (ST INTERCEPT), 2.00%, due 8/1/2024	460,000
585,000	Series 2021-B, (ST INTERCEPT), 2.00%, due 8/1/2025	573,638
1,000,000	Logan-Todd Regional Water Commission Revenue Refunding, Series 2016-A, (AGM), 5.00%, due 7/1/2028	1,035,006
		5,787,257
Louisiana 3.2%
	Natchitoches Parish School District No. 9 General Obligation
505,000	Series 2018, (AGM), 5.00%, due 3/1/2027	527,464
755,000	Series 2018, (AGM), 5.00%, due 3/1/2028	800,604
1,000,000	Rapides Parish Consolidated School District No. 62 General Obligation, Series 2024, (BAM), 5.00%, due 3/1/2043	1,088,066
		2,416,134
Maine 0.3%
400,000	Maine State Finance Authority (Green Bond-Go Lab Madison LLC Project), Series 2021, 8.00%, due 12/1/2051	240,880 (a)
Michigan 11.0%
1,000,000	Dearborn General Obligation (Sewer), Series 2018, 4.00%, due 4/1/2033	1,026,974
	Detroit General Obligation
500,000	Series 2021-A, 4.00%, due 4/1/2040	488,474
250,000	Series 2023-C, 6.00%, due 5/1/2043	287,988
70,000	Fowlerville Community School District Refunding General Obligation, Series 2022, (Q-SBLF), 4.00%, due 5/1/2033	73,387
	Kent Hospital Finance Authority Revenue (Mary Free Bed Rehabilitation Hospital)
105,000	Series 2021-A, 5.00%, due 4/1/2028	109,269
1,015,000	Series 2021-A, 4.00%, due 4/1/2033	1,021,724
500,000	Livonia Public School District General Obligation, Series 2016, (AGM), 5.00%, due 5/1/2028	516,349
750,000	Michigan State Housing Development Authority Revenue (Non Ace), Series 2016-B, 2.50%, due 12/1/2026	718,925
290,000	Michigan State Housing Development Authority Revenue Refunding, Series 2018-B, 3.15%, due 4/1/2028	283,137
1,000,000	Michigan State Housing Development Authority Single Family Mortgage Revenue (Non Ace), Series 2018-C, 2.90%, due 12/1/2024	995,331
1,000,000	Michigan State Strategic Fund Ltd. Obligation Revenue (Green Bond-Recycled Board Machine Project), Series 2021, 4.00%, due 10/1/2061 Putable 10/1/2026	1,003,047
	Trenton Public School District General Obligation (School Building & Site)
785,000	Series 2018-B, (Q-SBLF), 5.00%, due 5/1/2036	835,389
1,025,000	Series 2018-B, (Q-SBLF), 5.00%, due 5/1/2039	1,078,569
		8,438,563
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Minnesota 2.4%
	Duluth Economic Development Authority Revenue Refunding (Saint Luke's Hospital of Duluth)
$310,000	Series 2022-A, 5.00%, due 6/15/2027	$323,842
410,000	Series 2022-A, 5.00%, due 6/15/2028	434,247
	Minnesota Agricultural & Economic Development Board Revenue (HealthPartners Obligated Group)
250,000	Series 2024, 5.00%, due 1/1/2036	286,241
500,000	Series 2024, 5.25%, due 1/1/2054	541,255
210,000	Saint Paul Housing & Redevelopment Authority Charter School Lease Revenue (Metro Deaf School Project), Series 2018-A, 5.00%, due 6/15/2038	210,124 (a)
		1,795,709
Missouri 3.5%
1,000,000	Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue Refunding (Combined Lien Mass Transit Sales Tax Appropriation), Series 2019, 4.00%, due 10/1/2036	1,019,280
	Saint Louis School District General Obligation
510,000	Series 2023, (AGM), 5.00%, due 4/1/2035	579,037
1,000,000	Series 2023, (AGM), 5.00%, due 4/1/2039	1,105,740
		2,704,057
New Hampshire 1.7%
	New Hampshire Business Finance Authority Revenue (Pennichuck Water Works, Inc.)
250,000	Series 2024-A, 5.50%, due 4/1/2043	260,752
300,000	Series 2024-A, 5.38%, due 4/1/2049	302,848
325,000	Series 2024-A, 5.50%, due 4/1/2054	328,131
400,000	Series 2024-A, 5.63%, due 4/1/2059	404,374
		1,296,105
New Jersey 2.6%
185,000	New Jersey State Economic Development Authority Revenue (Social Bonds), Series 2021-QQQ, 5.00%, due 6/15/2025	187,970
650,000	New Jersey State Housing & Mortgage Finance Agency Multi-Family Revenue Refunding, Series 2017-A, 2.60%, due 11/1/2024	647,062
100,000	New Jersey State Transportation Trust Fund Authority Revenue Refunding, Series 2021-A, 5.00%, due 6/15/2031	111,479
500,000	New Jersey State Transportation Trust Fund Authority Transportation System Revenue Refunding, Series 2019-A, 5.00%, due 12/15/2031	544,751
575,000	Newark Board of Education General Obligation (Sustainability Bonds), Series 2021, (BAM), 3.00%, due 7/15/2038	496,009
		1,987,271
New York 10.6%
250,000	Buffalo Sewer Authority Environmental Impact Revenue (Green Bond), Series 2021, 1.75%, due 6/15/2049	185,241 (c)
200,000	Build NYC Resource Corp. Revenue (New Dawn Charter School Project), Series 2019, 5.75%, due 2/1/2049	198,432 (a)
500,000	Nassau County Industrial Development Agency Revenue Refunding (Cold Spring), (LOC: TD Bank N.A.), Series 1999, 4.05%, due 1/1/2034	500,000 (d)
150,000	Nassau County Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project), Series 2014, 5.00%, due 7/1/2027	150,125
1,090,000	New York City Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds), Series 2021-F-1, (FHA), 1.25%, due 5/1/2029	928,934
500,000	New York City Housing Development Corp. Revenue, Series 2020-C, (FNMA), (HUD), 2.15%, due 8/1/2035	405,236
650,000
New York City Municipal Water Finance Authority Water & Sewer System Refunding Revenue (Second
General Resolution Revenue Bonds), (LOC: JP Morgan Chase Bank N.A.), Series 2013-AA-2, 4.05%,
due 6/15/2050
		650,000 (d)
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
New York – cont'd
	New York General Obligation
$1,500,000	(LOC: TD Bank N.A.), Series 2022-A-4, 4.05%, due 9/1/2049	$1,500,000 (d)
300,000	Series 2012-2, 4.25%, due 4/1/2042	300,000 (d)
1,000,000	New York State Dormitory Authority Revenue (Financing Program), Series 2023-A, (AGM), (ST AID WITHHLDG), 5.00%, due 10/1/2036	1,117,141
1,000,000	New York State Dormitory Authority Revenue Refunding, Series 2024-A, 5.00%, due 3/15/2041	1,126,616
500,000	New York State Power Authority Revenue (Green Transmission Project-Green Bond), Series 2022-A, (AGM), 5.00%, due 11/15/2024	502,906
500,000	Onondaga Civic Development Corp. Revenue Refunding (Crouse Health Hospital, Inc.), Series 2024-A, 5.13%, due 8/1/2044	507,367
		8,071,998
North Carolina 0.2%
175,000	Scotland County Revenue, Series 2018, 5.00%, due 12/1/2026	181,718
Ohio 2.7%
520,000	Akron Bath Copley Joint Township Hospital District (Summa Health Systems Obligation), Series 2020, 4.00%, due 11/15/2036	504,937
1,000,000	American Municipal Power Ohio, Inc. Revenue (Combined Hydroelectric Project), Series 2021-A-2, 1.00%, due 2/15/2048 Putable 8/15/2024	999,129
400,000	Cuyahoga Metropolitan Housing Authority Revenue, Series 2021, (2045 Initiative Project), (HUD), 2.00%, due 12/1/2031	334,822
250,000	Ohio State Air Quality Development Authority Exempt Facilities Revenue (AMG Vanadium LLC), Series 2019, 5.00%, due 7/1/2049	235,401 (a)
		2,074,289
Oklahoma 4.1%
870,000	Johnston County Educational Facility Authority Lease Revenue (Tishomingo Public School Project), Series 2022, 4.00%, due 9/1/2030	892,181
650,000	Lincoln County Education Facility Authority Education Facilities Lease Revenue (Stroud Public School Project), Series 2016, 5.00%, due 9/1/2027	670,101
395,000	Oklahoma County Finance Authority Revenue (Choctaw-Nicoma Park Public Schools Project), Series 2023, 5.00%, due 9/1/2032	440,183
1,000,000	Oklahoma County Finance Authority Revenue (Midwest City-Del Public Schools Project), Series 2004, (BAM), 5.00%, due 10/1/2044	1,095,363
		3,097,828
Pennsylvania 3.3%
	Allegheny County Sanitary Authority Revenue
290,000	Series 2018, 5.00%, due 6/1/2030	312,189
565,000	Series 2018, 5.00%, due 6/1/2032	608,663
	Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue
1,000,000	Series 2018-127B, 2.85%, due 4/1/2026	979,562
650,000	Series 2019-131A, 1.75%, due 4/1/2025	639,688
		2,540,102
Puerto Rico 0.6%
	Puerto Rico Industrial Tourist Education Medical & Environmental Control Facilities Authority Revenue (Hospital Auxilio Mutuo Obligation Group Project)
100,000	Series 2021, 5.00%, due 7/1/2035	105,991
200,000	Series 2021, 4.00%, due 7/1/2036	191,262
200,000	Series 2021, 4.00%, due 7/1/2038	190,604
		487,857
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
South Carolina 2.3%
	Dillon County School Facility Corp. Certificate of Participation Refunding
$1,175,000	Series 2020, 5.00%, due 12/1/2026	$1,220,107
445,000	Series 2020, 5.00%, due 12/1/2027	468,873
150,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (AMT-Green Bond-Last Step Recycling LLC Project), Series 2021-A, 6.50%, due 6/1/2051	52,500 (a)(e)
175,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project), Series 2018-A, 7.00%, due 11/1/2038	30,608 #(e)(f)(g)
		1,772,088
Tennessee 0.6%
485,000	Tennessee Housing Development Agency Residential Finance Program Revenue, Series 2019, 3.25%, due 7/1/2032	452,874
Texas 9.5%
780,000	Anna Independent School District General Obligation, Series 2023, (PSF-GTD), 4.13%, due 2/15/2053	766,171
1,000,000	EP Tuscany Zaragosa PFC Revenue (Home Essential Function Housing Program), Series 2023, 4.00%, due 12/1/2033	977,006
625,000	Hidalgo County Regional Mobility Authority Revenue Toll & Vehicle Registration Junior Lien Refunding, Series 2022-B, 4.00%, due 12/1/2038	600,302
450,000	Klein Independent School District Refunding General Obligation (School House), Series 2015-A, (PSF-GTD), 4.00%, due 8/1/2029	452,521
500,000	New Caney Independent School District, Series 2018, (PSF-GTD), 1.25%, due 2/15/2050 Putable 8/15/2024	499,390
	Texas Water Development Board Revenue (Master Trust)
795,000	Series 2020, 4.00%, due 10/15/2031	828,873
1,000,000	Series 2022, 5.00%, due 10/15/2047	1,084,297
1,015,000	Weslaco General Obligation Refunding, Series 2017, (AGM), 5.00%, due 8/15/2027	1,067,497
1,000,000	Ysleta Independent School District General Obligation (School Building), Series 2017-B, (PSF-GTD), 5.00%, due 8/15/2041	1,022,831
		7,298,888
Virginia 1.7%
1,510,000	Virginia State Housing Development Authority, Series 2019 E, 2.90%, due 12/1/2038	1,311,058
Washington 2.0%
1,000,000	Discovery Clean Water Alliance Sewer Revenue, Series 2022, 5.00%, due 12/1/2037	1,122,111
476,347	Washington State Housing Finance Commission, Series 2021-A-1, 3.50%, due 12/20/2035	442,108
		1,564,219
West Virginia 5.8%
500,000	West Virginia Hospital Finance Authority Revenue (Improvement West Virginia University Health System Obligated Group), Series 2018-A, 5.00%, due 6/1/2052	511,104
650,000	West Virginia Hospital Finance Authority Revenue (University Health System Obligated Group), Series 2023-A, 5.00%, due 6/1/2043	696,928
500,000	West Virginia Hospital Finance Authority Revenue (Vandalia Health Group), Series 2023-B, 6.00%, due 9/1/2053	566,303
700,000	West Virginia Hospital Finance Authority Revenue (West Virginia University Health Systems), Series 2017-A, 5.00%, due 6/1/2035	722,606
600,000	West Virginia Hospital Finance Authority Revenue Refunding (Cabell Huntington Hospital Obligated Group), Series 2018-A, 5.00%, due 1/1/2035	617,293
275,000	West Virginia Housing Development Fund Revenue (Housing Finance), Series 2018-A, (HUD), 2.65%, due 11/1/2024	274,394
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
West Virginia – cont'd
$990,000	West Virginia Water Development Authority Revenue Refunding (Loan Program), Series 2018-A-IV, 5.00%, due 11/1/2036	$1,053,363
		4,441,991
Total Investments 99.4% (Cost $78,325,577)		76,056,638
Other Assets Less Liabilities 0.6%		449,571
Net Assets 100.0%		$76,506,209

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2024, these securities amounted to $1,140,088, which represents 1.5% of net assets of the Fund.

(b)	All or a portion of this security was purchased on a delayed delivery basis.
(c)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
July 31, 2024.

(d)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at July 31, 2024.

(e)	Defaulted security.
(f)	Value determined using significant unobservable inputs.
(g)
Security fair valued as of July 31, 2024 in accordance with procedures approved by the valuation designee.
Total value of all such securities at July 31, 2024 amounted to $30,608, which represents 0.0% of net assets of the Fund.

#  This security is subject to restrictions on resale. Total value of all such securities at July 31, 2024 amounted to $30,608, which represents 0.0% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 7/31/2024	Fair Value Percentage of Net Assets as of 7/31/2024
South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project)	12/4/2018	$171,138	$30,608	0.0%
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Municipal Notes
South Carolina	$—	$1,741,480	$30,608	$1,772,088
Other Municipal Notes#	—	74,284,550	—	74,284,550
Total Municipal Notes	—	76,026,030	30,608	76,056,638
Total Investments	$—	$76,026,030	$30,608	$76,056,638

#	The Schedule of Investments provides information on the state/territory categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2023	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2024
Investments in Securities:
Municipal Notes(1)	$31	$—	$—	$—	$—	$—	$—	$—	$31	$—
Total	$31	$—	$—	$—	$—	$—	$—	$—	$31	$—

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 7/31/2024	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Municipal Notes	$30,608	Market Approach	Recovery Value (of Par Value)	17.5%	17.5%	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)
July 31, 2024

Principal Amount		Value
Municipal Notes 99.2%
Alabama 1.0%
$330,000	Black Belt Energy Gas District (Alabama Gas Prepay Gas Supply Revenue Project No. 7), Series 2021-C-1, 4.00%, due 10/1/2052 Putable 12/1/2026	$331,549
1,380,000	Energy Southeast A Cooperative District Revenue, Series 2024-B, 5.25%, due 7/1/2054 Putable 6/1/2032	1,493,173
		1,824,722
Arizona 0.3%
500,000	Maricopa County Industrial Development Authority Revenue (Banner Health Obligated Group), Series 2017-C, 5.00%, due 1/1/2048 Putable 10/18/2024	501,641
Arkansas 0.3%
790,000	Mountain Home Arkansas Sales & Use Tax Revenue, Series 2021-B, 2.00%, due 9/1/2038	594,428
California 4.8%
925,000	California Educational Facilities Authority Revenue (Stanford University), Series 2023-V, 5.00%, due 6/1/2033	1,100,841
1,571,419	California Housing Finance Agency Municipal Certificate, Series 2019-2, 4.00%, due 3/20/2033	1,594,763
300,000	California Municipal Finance Authority Revenue (Northbay Healthcare Group), Series 2017-A, 5.25%, due 11/1/2036	302,140
100,000	California Statewide Communities Development Authority Revenue (Henry Mayo Newhall Memorial Hospital), Series 2014-A, (AGM), 5.00%, due 10/1/2028 Pre-Refunded 10/1/2024	100,307
1,685,000	Contra Costa County Redevelopment Agency Successor Agency Tax Allocation Refunding, Series 2017-A, (BAM), 5.00%, due 8/1/2032	1,771,833
	Fresno Joint Power Financing Authority Lease Revenue Refunding (Master Lease Project)
115,000	Series 2017-A, (AGM), 5.00%, due 4/1/2027	121,422
430,000	Series 2017-A, (AGM), 5.00%, due 4/1/2032	449,813
240,000	Los Angeles Community College District General Obligation, Series 2024, 5.00%, due 8/1/2037	286,531
2,000,000	Los Angeles Department of Water & Power Revenue Refunding, Series 2024-C, 5.00%, due 7/1/2036	2,351,620
600,000	San Francisco City & County Redevelopment Agency Successor Agency Refunding (Community Facilities District No. 6), Series 2023, (AGM), 5.25%, due 8/1/2042	683,860
165,000	San Marcos Unified School District General Obligation Capital Appreciation (Election 2010), Series 2012-B, 0.00%, due 8/1/2027	150,151
190,000	Santa Monica-Malibu Unified School District General Obligation, Series 2019-E, 3.00%, due 8/1/2034	177,984
		9,091,265
Colorado 1.8%
600,000	Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Bond Program), Series 2011, (LOC: TD Bank N.A.), 4.05%, due 7/1/2041	600,000 (a)
975,000	Colorado Health Facilities Authority Revenue Refunding (Children's Hospital), Series 2020-A, (LOC: TD Bank N.A.), 4.05%, due 12/1/2052	975,000 (a)
945,000	Colorado State Educational & Cultural Facility Authority Revenue Refunding (Alexander Dawson School Project), Series 2016, 5.00%, due 5/15/2025	955,140
340,000	Denver Health & Hospital Authority Healthcare Revenue Refunding, Series 2019-A, 4.00%, due 12/1/2037	321,419
600,000	Westminster Public Schools Certificate of Participation, Series 2019, (AGM), 5.00%, due 12/1/2030	641,614
		3,493,173
Connecticut 0.2%
430,000	Meriden City General Obligation, Series 2020-B, 3.00%, due 7/1/2031	414,840
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Delaware 0.5%
	Delaware State Health Facility Authority Revenue (Beebe Medical Center)
$610,000	Series 2018, 5.00%, due 6/1/2027	$628,644
245,000	Series 2018, 5.00%, due 6/1/2028	254,147
		882,791
District of Columbia 1.5%
1,850,000	District of Columbia General Obligation, Series 2019-A, 5.00%, due 10/15/2036	1,996,865
785,000	Washington Convention & Sports Authority Revenue, Series 2021-A, 5.00%, due 10/1/2027	829,909
		2,826,774
Florida 3.1%
700,000	Cape Coral Special Obligation Refunding Revenue, Series 2015, 4.00%, due 10/1/2030	707,395
525,000	Cityplace Community Development District Special Assessment Refunding Revenue, Series 2012, 5.00%, due 5/1/2026	532,884
825,000	Escambia County Florida Environmental Improvement Revenue Refunding (International Paper Co. Project), Series 2019-B, 2.00%, due 11/1/2033 Putable 10/1/2024	821,110
2,000,000	Miami-Dade County General Obligation Refunding, Series 2015-B, 4.00%, due 7/1/2032	2,000,411
480,000	Village Community Development District No. 13 Special Assessment Revenue, Series 2019, 3.00%, due 5/1/2029	465,104
	Wildwood Utility Dependent District Revenue (Senior-South Sumter Utilities Project)
350,000	Series 2021, (BAM), 5.00%, due 10/1/2034	388,172
300,000	Series 2021, (BAM), 5.00%, due 10/1/2035	332,208
250,000	Series 2021, (BAM), 5.00%, due 10/1/2036	275,877
300,000	Series 2021, (BAM), 5.00%, due 10/1/2037	330,672
		5,853,833
Georgia 5.3%
5,000,000	Main Street Natural Gas, Inc. Gas Supply Revenue, Series 2024-B1, 5.00%, due 12/1/2054 Putable 3/1/2032	5,386,294
2,500,000	Monroe County Development Authority PCR Revenue (Georgia Power Co. Plant-Scherer Project), Series 2009, 1.00%, due 7/1/2049 Putable 8/21/2026	2,307,921
	Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4 Project M Bonds)
500,000	Series 2019-A, 5.00%, due 1/1/2032	528,642
100,000	Series 2019-A, 5.00%, due 1/1/2033	105,649
800,000	Municipal Electric Authority of Georgia Revenue (Plant Vogtle Units 3 & 4 Project M Bonds), Series 2023-A, 5.50%, due 7/1/2064	849,959
850,000	Savannah Economic Development Authority Revenue Refunding (International Paper Co. Project), Series 2019-A, 2.00%, due 11/1/2033 Putable 10/1/2024	845,992
		10,024,457
Illinois 15.0%
470,000	Bureau County Township High School District No. 502 General Obligation, Series 2017-A, (BAM), 5.00%, due 12/1/2033 Pre-Refunded 12/1/2027	501,371
500,000	Chicago General Obligation, Series 2023-A, 5.50%, due 1/1/2043	529,709
	Chicago Refunding General Obligation
200,000	Series 2020-A, 5.00%, due 1/1/2026	203,457
1,010,000	Series 2021-A, 4.00%, due 1/1/2035	1,010,133
	Cook County Sales Tax Revenue Refunding
4,340,000	Series 2021-A, 5.00%, due 11/15/2031	4,770,222
1,415,000	Series 2021-A, 5.00%, due 11/15/2032	1,548,258
	Illinois Finance Authority Revenue
735,000	Series 2018 (Government Program-Brookfield Lagrange Park School District No. 95 Project), 4.00%, due 12/1/2038	740,208
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Illinois – cont'd
$1,065,000	Series 2018, (BAM) (Government Program-E Prairie School District No. 73 Project), 5.00%, due 12/1/2029	$1,142,225
20,000	Series 2018, (BAM) (Government Program-E Prairie School District No. 73 Project), 4.00%, due 12/1/2042	20,037
	Illinois State Finance Authority Revenue (Downers Grove Community High School District No. 99 Project)
1,000,000	Series 2019, 4.00%, due 12/15/2030	1,032,913
1,000,000	Series 2019, 4.00%, due 12/15/2031	1,023,601
	Illinois State General Obligation
3,030,000	Series 2017-D, 5.00%, due 11/1/2027	3,193,315
2,185,000	Series 2017-D, 5.00%, due 11/1/2028	2,294,520
1,800,000	Series 2020, 5.75%, due 5/1/2045	1,960,747
500,000	Series 2021-A, 4.00%, due 3/1/2039	496,335
1,000,000	Series 2024-B, 5.00%, due 5/1/2039	1,111,041
	Peoria School District No. 150 General Obligation Refunding
395,000	Series 2020-A, (AGM), 4.00%, due 12/1/2026	403,058
1,575,000	Series 2020-A, (AGM), 4.00%, due 12/1/2027	1,612,797
975,000	Series 2020-A, (AGM), 4.00%, due 12/1/2028	997,573
585,000	Sales Tax Securitization Corp. Revenue Refunding, Series 2017-A, 5.00%, due 1/1/2028	620,039
530,000	Sales Tax Securitization Corp. Revenue Refunding Second Lien, Series 2020-A, 5.00%, due 1/1/2026	543,664
1,060,000	Sales Tax Securitization Corp. Senior Lien Revenue Refunding (Social Bonds), Series 2023-A, 4.00%, due 1/1/2042	1,064,548
	Springfield General Obligation
950,000	Series 2014, 4.25%, due 12/1/2027	954,020
680,000	Series 2014, 5.00%, due 12/1/2028	683,927
		28,457,718
Indiana 2.4%
1,010,000	Fairfield School Building Corp. Revenue, Series 2021, (ST INTERCEPT), 3.00%, due 7/15/2028	984,752
200,000	Indiana Finance Authority Revenue Refunding (Sisters of St. Francis Health Services, Inc.), (LOC: Barclays Bank PLC), Series 2008-I, , 4.00%, due 11/1/2037	200,000 (a)
500,000	Indiana State Finance Authority Revenue (Greencroft Obligation Group), Series 2021-A, 4.00%, due 11/15/2043	441,945
	Indiana State Housing & Community Development Authority Single Family Mortgage Revenue
795,000	Series 2019-B, (FHLMC), (FNMA), (GNMA), 2.40%, due 7/1/2034	682,455
295,000	Series 2020-B-1, (GNMA), 1.60%, due 1/1/2031	246,093
550,000	Series 2020-B-1, (GNMA), 1.75%, due 7/1/2032	449,488
515,000	Indiana State Municipal Power Agency Refunding Revenue, Series 2016-C, 5.00%, due 1/1/2027	531,998
1,000,000	Indianapolis Local Public Improvement Bond Bank Revenue (Convention Center Hotel), Series 2023-E, 6.00%, due 3/1/2053	1,102,330
		4,639,061
Iowa 1.4%
1,050,000	Iowa Higher Education Loan Authority Revenue (Private College Des Moines University Project), Series 2020, 5.00%, due 10/1/2027	1,098,500
1,205,000	Iowa State Finance Authority Single Family Mortgage Revenue, Series 2021-B, (FHLMC), (FNMA), (GNMA), 1.85%, due 7/1/2032	986,244
640,000	Iowa State Finance Authority Single Family Mortgage Revenue (Non Ace-Mortgage-Backed Security Program), Series 2017-C, (FHLMC), (FNMA), (GNMA), 2.30%, due 1/1/2026	622,720
		2,707,464
Kansas 0.8%
	Wichita Sales Tax Special Obligation Revenue (River District Stadium Star Bond Project)
305,000	Series 2018, 5.00%, due 9/1/2025	310,663
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Kansas – cont'd
$1,085,000	Series 2018, 5.00%, due 9/1/2027	$1,148,156
		1,458,819
Kentucky 0.7%
	Kentucky State Property & Building Commission Revenue (Project No.128)
1,000,000	Series 2023-A, 5.00%, due 11/1/2035	1,137,764
120,000	Series 2023-A, 5.50%, due 11/1/2043	136,258
		1,274,022
Louisiana 0.7%
545,000	Louisiana Stadium & Exposition District Revenue Refunding, Series 2023-A, 5.00%, due 7/1/2037	615,904
750,000	Saint John the Baptist Parish LA Revenue Refunding (Marathon Oil Corp. Project), Subseries 2017-B-2, 2.38%, due 6/1/2037 Putable 7/1/2026	728,253
		1,344,157
Maryland 0.9%
250,000	Baltimore Special Obligation Refunding Revenue Senior Lien (Harbor Point Project), Series 2019-A, 3.63%, due 6/1/2046	211,565 (b)
1,825,000	Maryland State Housing & Community Development Administration Department Revenue, Series 2020-D, 1.95%, due 9/1/2035	1,416,048
		1,627,613
Massachusetts 1.9%
2,200,000	Commonwealth of Massachusetts Transportation Fund Revenue (Rail Enhancement Program), Series 2022-B, 5.00%, due 6/1/2052	2,374,565
1,200,000	Massachusetts Development Finance Agency Revenue Refunding, Series 2021-G, 5.00%, due 7/1/2050	1,244,890
		3,619,455
Michigan 1.7%
1,000,000	Detroit Downtown Development Authority Tax Increment Revenue Refunding (Catalyst Development Project), Series 2018-A, (AGM), 5.00%, due 7/1/2029 Pre-Refunded 9/25/2024	1,002,698
730,000	Michigan State Housing Development Authority Revenue, Series 2016-B, 2.30%, due 6/1/2025	717,662
	Walled Lake Consolidated School District
690,000	Series 2020, (Q-SBLF), 5.00%, due 5/1/2032	763,768
675,000	Series 2020,(Q-SBLF), 5.00%, due 5/1/2033	745,609
		3,229,737
Minnesota 0.2%
500,000	Saint Paul Housing & Redevelopment Authority Health Care Revenue Refunding (Fairview Health Services Obligated Group), Series 2017-A, 4.00%, due 11/15/2043	459,112
Mississippi 1.0%
	Mississippi Business Finance Corp. Revenue (Chevron USA, Inc. Project)
350,000	Series 2009-B, 4.07%, due 12/1/2030	350,000 (a)
500,000	Series 2010-G, 4.00%, due 11/1/2035	500,000 (a)
750,000	Mississippi Development Bank Special Obligation (Meridian Public School District Project), Series 2023, (BAM), 4.00%, due 4/1/2037	764,194
325,000	Mississippi State General Obligation Refunding, Series 2015-C, 5.00%, due 10/1/2026	331,766
		1,945,960
Missouri 0.8%
900,000	Missouri State Health & Educational Facilities Authority Revenue (Mercy Health), Series 2023, 5.50%, due 12/1/2040	1,027,887
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Missouri – cont'd
	Missouri State Housing Development Commission Single Family Mortgage Revenue (Non-AMT Special Homeownership Loan Program)
$210,000	Series 2014-A, (FHLMC), (FNMA), (GNMA), 3.80%, due 11/1/2034	$209,997
250,000	Series 2014-A, (FHLMC), (FNMA), (GNMA), 4.00%, due 11/1/2039	247,207
		1,485,091
Nebraska 1.4%
2,520,000	Central Plains Energy Project Revenue Refunding, Series 2023-A, 5.00%, due 5/1/2054 Putable 11/1/2029	2,661,970
New Jersey 2.9%
1,750,000	New Jersey Health Care Facilities Financing Authority Contract Revenue Refunding (Hospital Asset Transportation Program), Series 2017, 5.00%, due 10/1/2028	1,840,133
1,130,000	New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group), Series 2017-A, 5.00%, due 7/1/2029	1,171,821
600,000	New Jersey State Transportation Trust Fund Authority, Series 2019-BB, 5.00%, due 6/15/2029	647,191
	New Jersey State Transportation Trust Fund Authority Transportation System Revenue Refunding
645,000	Series 2018-A, 5.00%, due 12/15/2032	688,445
290,000	Series 2019-A, 5.00%, due 12/15/2028	313,383
750,000	Newark General Obligation, Series 2020-A, (AGM), (ST AID WITHHLDG), 5.00%, due 10/1/2027	790,613
		5,451,586
New York 15.9%
140,000	Albany Capital Resource Corp. Refunding Revenue (Albany College of Pharmacy & Health Sciences), Series 2014-A, 5.00%, due 12/1/2026	140,392
410,000	Broome County Local Development Corp. Revenue (Good Shepherd Village at Endwell, Inc. Project), Series 2021, 4.00%, due 7/1/2047	337,852
4,000,000	Deutsche Bank Spears/Lifers Trust Revenue, (LOC: Deutsche Bank A.G.), Series 2023-DB-8201, 4.30%, due 11/15/2046	4,000,000 (b)
	Dutchess County Local Development Corp. Revenue Refunding (Culinary Institute of America Project)
100,000	Series 2021, 5.00%, due 7/1/2033	106,498
100,000	Series 2021, 4.00%, due 7/1/2036	98,349
100,000	Series 2021, 4.00%, due 7/1/2037	97,786
320,000	Series 2021, 4.00%, due 7/1/2039	303,784
100,000	Series 2021, 4.00%, due 7/1/2040	94,011
100,000	Metropolitan Transportation Authority Revenue (Green Bond), Series 2020-E, 4.00%, due 11/15/2045	97,645
825,000	Monroe County General Obligation (Public Improvement), Series 2019-A, (BAM), 4.00%, due 6/1/2028	839,197
500,000	New Paltz Central School District General Obligation, Series 2019, (ST AID WITHHLDG), 4.00%, due 2/15/2029	510,899
2,475,000	New York City Housing Development Corp. Revenue, Series 2020-C, (FNMA), (HUD), 2.15%, due 8/1/2035	2,005,917
	New York City Municipal Water Finance Authority Water & Sewer System Refunding Revenue (Second General Resolution Revenue Bonds)
800,000	Series 2022-DD, 4.25%, due 6/15/2033	800,000 (a)
1,000,000	Series 2023-DD, 5.25%, due 6/15/2047	1,112,577
2,250,000	Series 2024-CC-2, 5.00%, due 6/15/2036	2,692,987
	New York City Transitional Finance Authority Revenue (Future Tax Secured)
100,000	Series 2015-C, 5.00%, due 11/1/2027	101,361
3,730,000	Series 2016-A-1, 5.00%, due 5/1/2040	3,810,279
1,830,000	Subseries 2016-A-1, 4.00%, due 5/1/2031	1,849,787
	New York City Trust for Cultural Resource Revenue Refunding (Carnegie Hall)
160,000	Series 2019, 5.00%, due 12/1/2037	173,918
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
New York – cont'd
$765,000	Series 2019, 5.00%, due 12/1/2038	$827,875
370,000	Series 2019, 5.00%, due 12/1/2039	399,597
	New York General Obligation
200,000	Series 2012-2, 4.25%, due 4/1/2042	200,000 (a)
90,000	Series 2018 E-1, 5.00%, due 3/1/2031	95,429
750,000	Subseries 2018-F-1, 5.00%, due 4/1/2034	793,885
	New York Liberty Development Corp. Refunding Revenue Green Bonds (4 World Trade Center Project)
150,000	Series 2021-A, 2.50%, due 11/15/2036	124,576
1,850,000	Series 2021-A, 2.75%, due 11/15/2041	1,452,727
2,000,000	New York State Dormitory Authority Revenue Refunding, Series 2024-A, 5.00%, due 3/15/2035	2,326,531
1,000,000	New York State Transportation Development Corp. Special Facility Revenue Refunding (JFK International Airport Terminal 4 Project), Series 2020-C, 5.00%, due 12/1/2038	1,077,636
300,000	Oneida Indian Nation of New York Revenue, Series 2024-B, 6.00%, due 9/1/2043	329,096 (b)
420,000	Onondaga Civic Development Corp. (Le Moyne Collage Project), Series 2021, 5.00%, due 7/1/2034	443,781
	Onondaga Civic Development Corp. Refunding (Le Moyne Collage Project)
300,000	Series 2022, 4.00%, due 7/1/2034	295,824
300,000	Series 2022, 4.00%, due 7/1/2036	293,393
450,000	Series 2022, 4.00%, due 7/1/2039	426,256
500,000	Series 2022, 4.00%, due 7/1/2042	459,745
350,000	Port Authority New York & New Jersey Consolidated Bonds Revenue Refunding (Two Hundred And Forty), Series 2023-240, 5.00%, due 7/15/2053	380,346
500,000	Westchester County Local Development Corp. Revenue Refunding (Kendal on Hudson Project), Series 2022-B, 5.00%, due 1/1/2041	520,565
450,000	Yonkers Economic Development Corp. Education Revenue (Charter School of Education Excellence Project), Series 2019-A, 5.00%, due 10/15/2049	451,594
		30,072,095
North Carolina 0.2%
300,000	Charlotte-Mecklenburg Hospital Authority Revenue (Atrium Health), (LOC: JP Morgan Chase Bank N.A.), Series 2018-G, 4.00%, due 1/15/2048	300,000 (a)
Ohio 1.7%
2,000,000	Buckeye Tobacco Settlement Finance Authority Asset-Backed Senior Refunding Revenue, Series 2020-B-2, 5.00%, due 6/1/2055	1,852,130
500,000	Ohio State Air Quality Development Authority (Ohio Valley Electric Corp. Project), Series 2009-B, 1.38%, due 2/1/2026 Putable 11/1/2024	495,219
1,000,000	Ohio State Air Quality Development Authority Revenue (American Electric Power Co. Project), Series 2014, 2.40%, due 12/1/2038 Putable 10/1/2029	905,793
		3,253,142
Oklahoma 0.9%
1,565,000	Weatherford Industrial Trust Education Facility Lease Revenue (Weatherford Public School Project), Series 2019, 5.00%, due 3/1/2033	1,664,883
Pennsylvania 9.1%
2,615,000	Allegheny County Hospital Development Authority Revenue Refunding (University Pittsburgh Medical Center), Series 2019-A, 5.00%, due 7/15/2029	2,840,305
	Lackawanna County Industrial Development Authority Revenue Refunding (University of Scranton)
940,000	Series 2017, 5.00%, due 11/1/2028	983,311
565,000	Series 2017, 5.00%, due 11/1/2029	590,900
500,000	Series 2017, 5.00%, due 11/1/2030	523,657
	Luzerne County General Obligation Refunding
150,000	Series 2017-A, (AGM), 5.00%, due 12/15/2027	158,483
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Pennsylvania – cont'd
$70,000	Series 2017-B, (AGM), 5.00%, due 12/15/2026	$72,864
	Luzerne County Industrial Development Authority Lease Revenue Refunding Guaranteed
350,000	Series 2017, (AGM), 5.00%, due 12/15/2025	357,785
525,000	Series 2017, (AGM), 5.00%, due 12/15/2026	536,978
250,000	Series 2017, (AGM), 5.00%, due 12/15/2027	255,839
655,000	Pennsylvania Economic Development Financing Authority Revenue, Series 2023-A-1, 5.00%, due 5/15/2031	723,040
1,025,000	Pennsylvania State Commonwealth General Obligation, Series 2015, 5.00%, due 3/15/2029	1,034,706
3,420,000	Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue Refunding, Series 2021-B, 5.00%, due 12/1/2046	3,645,006
2,090,000	Pennsylvania State Turnpike Commission Revenue Refunding, Series 2016, 5.00%, due 6/1/2027	2,134,983
515,000	Pennsylvania State Turnpike Commission Turnpike Revenue, Subseries 2019-A, 5.00%, due 12/1/2033	557,360
	Philadelphia Energy Authority Revenue (Philadelphia Street Lighting Project)
770,000	Series 2023-A, 5.00%, due 11/1/2031	856,828
500,000	Series 2023-A, 5.00%, due 11/1/2034	569,505
440,000	Series 2023-A, 5.00%, due 11/1/2035	500,202
745,000	Philadelphia School District General Obligation, Series 2018-A, (ST AID WITHHLDG), 5.00%, due 9/1/2028	790,767
		17,132,519
Puerto Rico 0.4%
800,000	Puerto Rico Industrial Tourist Education Medical & Environmental Control Facilities Authority Revenue (Hospital Auxilio Mutuo Obligation Group Project), Series 2021, 5.00%, due 7/1/2029	837,831
Rhode Island 0.8%
1,350,000	Rhode Island Health and Educational Building Corp. Revenue (Lifespan Obligation Group), Series 2024, 5.25%, due 5/15/2049	1,447,022
South Carolina 1.8%
1,960,000	South Carolina State Housing Finance & Development Authority Mortgage Revenue, Series 2021-A, 1.85%, due 7/1/2036	1,473,180
2,000,000	South Carolina State Public Service Authority Obligation Revenue Refunding, Series 2014-C, 5.00%, due 12/1/2028	2,002,820
		3,476,000
Tennessee 0.6%
1,230,000	Tennessee Housing Development Agency Residential Finance Program Revenue, Series 2019-2, 3.00%, due 7/1/2039	1,053,537
Texas 7.5%
500,000	Arlington Higher Education Finance Corp. Revenue (Basis Texas Charter Schools, Inc.), Series 2024, 5.00%, due 6/15/2064	496,513 (b)
2,310,000	Board of Regents of the University of Texas System Revenue, Series 2019-B, 5.00%, due 8/15/2049	2,734,311
590,000	Central Texas Regional Mobility Authority Senior Lien Refunding Revenue, Series 2020-A, 5.00%, due 1/1/2027	612,137
1,000,000	EP Tuscany Zaragosa PFC Revenue (Home Essential Function Housing Program), Series 2023, 4.00%, due 12/1/2033	977,006
	Harris County Municipal Utility District No. 489 General Obligation
900,000	Series 2023, (AGM), 4.00%, due 9/1/2036	906,489
395,000	Series 2023, (AGM), 4.00%, due 9/1/2037	397,760
750,000	Hidalgo County Regional Mobility Authority Revenue, Series 2022-B, 4.00%, due 12/1/2041	697,721
655,000	Irving Independent School District General Obligation, Series 2023, (PSF-GTD), 5.00%, due 2/15/2043	720,252
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Texas – cont'd
$4,000,000	Killeen Independent School District General Obligation, Series 2018, (PSF-GTD), 5.00%, due 2/15/2037	$4,220,719
250,000	La Joya Independent School District Refunding General Obligation, Series 2013, (PSF-GTD), 5.00%, due 2/15/2033	265,009
290,000	Pampa Independent School District General Obligation Refunding, Series 2016, (PSF-GTD), 5.00%, due 8/15/2032 Pre-Refunded 8/15/2025	296,038
1,730,000	Texas Water Development Board Revenue (Master Trust), Series 2022, 5.00%, due 10/15/2047	1,875,834
		14,199,789
Utah 3.1%
	Midvale Redevelopment Agency Tax Increment & Sales Tax Revenue
660,000	Series 2018, 5.00%, due 5/1/2032	701,558
380,000	Series 2018, 5.00%, due 5/1/2034	403,096
	Utah Infrastructure Agency Telecommunication Revenue
200,000	Series 2019-A, 4.00%, due 10/15/2036	196,114
500,000	Series 2021-A, 4.00%, due 10/15/2038	486,373
100,000	Utah State General Obligation, Series 2020-B, 3.00%, due 7/1/2030	99,924
2,920,000	Utah State Transit Authority Sales Tax Revenue Refunding, Series 2007-A, (NPFG), 5.00%, due 6/15/2031	3,266,154
755,000	Weber County Special Assessment (Summit Mountain Assessment Area), Series 2013, 5.50%, due 1/15/2028	756,365
		5,909,584
Virginia 0.5%
1,115,000	Virginia State Housing Development Authority, Series 2021-K, 1.05%, due 12/1/2027	1,006,588
Washington 1.5%
85,000	North Thurston Public Schools General Obligation, Series 2016, (SCH BD GTY), 4.00%, due 12/1/2028	86,415
	Washington State General Obligation
1,000,000	Series 2022-C, 5.00%, due 2/1/2037	1,126,125
725,000	Series 2023 C, 5.00%, due 6/1/2040	813,875
800,000	Whitman County School District No. 267 Pullman General Obligation, Series 2016, (SCH BD GTY), 4.00%, due 12/1/2029	813,006
		2,839,421
West Virginia 1.9%
1,200,000	West Virginia Hospital Finance Authority Revenue (University Health System Obligated Group), Series 2023-A, 5.00%, due 6/1/2043	1,286,636
1,500,000	West Virginia Hospital Finance Authority Revenue (Vandalia Health Group), Series 2023-B, (AGM), 5.38%, due 9/1/2053	1,640,643
650,000	West Virginia Hospital Finance Authority Revenue Refunding (Cabell Huntington Hospital Obligated Group), Series 2018-A, 5.00%, due 1/1/2029	669,940
		3,597,219
Wisconsin 2.7%
1,500,000	Deutsche Bank Spears/Lifers Trust Revenue, (LOC: Deutsche Bank A.G.), Series 2023-DBE-8109, 4.40%, due 4/1/2055	1,500,000 (a)(b)
500,000	Public Finance Authority Hospital Revenue (Carson Valley Medical Center), Series 2021-A, 4.00%, due 12/1/2051	414,797 (b)
500,000	Public Finance Authority Revenue (Signorelli Project), Series 2024, 5.38%, due 12/15/2032	501,019 (b)
500,000	Public Finance Authority Senior Revenue (Wonderful Foundations Charter School Portfolio Project), Series 2020-A-1, 5.00%, due 1/1/2055	481,061 (b)
280,000	Wisconsin State Health & Education Facility Authority Revenue Refunding (Ascension Health Credit Group), Series 2016-A, 4.00%, due 11/15/2039	276,269
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Wisconsin – cont'd
	Wisconsin State Housing & Economic Development Authority Home Ownership Revenue
$675,000	Series 2021-A, 1.25%, due 3/1/2028	$604,075
720,000	Series 2021-A, 1.35%, due 9/1/2028	639,281
700,000	Series 2021-A, 1.45%, due 3/1/2029	610,162
		5,026,664
Total Investments 99.2% (Cost $192,936,350)		187,685,983
Other Assets Less Liabilities 0.8%		1,420,234
Net Assets 100.0%		$189,106,217

(a)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at July 31, 2024.

(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2024, these securities amounted to $7,934,051, which represents 4.2% of net assets of the Fund.

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes#	$—	$187,685,983	$—	$187,685,983
Total Investments	$—	$187,685,983	$—	$187,685,983

#	The Schedule of Investments provides information on the state/territory categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)
July 31, 2024

Principal Amount(a)		Value
U.S. Treasury Obligations 0.2%
U.S. Treasury Inflation-Indexed Notes
$1,496,913	0.13%, due 4/15/2026	$1,435,083 (b)
132,817	1.75%, due 1/15/2034	131,512 (b)
1,511,374	1.88%, due 7/15/2034	1,510,309 (b)
4,000,000	U.S. Treasury Notes, 4.38%, due 7/31/2026	4,002,969
Total U.S. Treasury Obligations (Cost $7,086,788)		7,079,873
U.S. Government Agency Securities 0.1%
2,030,000	Federal National Mortgage Association, 5.63%, due 7/15/2037 (Cost $2,611,107)	2,292,052

Mortgage-Backed Securities 65.6%
Collateralized Mortgage Obligations 11.1%
Chase Home Lending Mortgage Trust
5,798,897	Series 2024-2, Class A6A, 6.00%, due 2/25/2055	5,816,665 (c)(d)
8,974,271	Series 2024-3, Class A6, 6.00%, due 2/25/2055	8,971,674 (c)(d)
9,809,576	Series 2024-4, Class A6, 6.00%, due 3/25/2055	9,839,353 (c)(d)
6,352,177	Series 2024-5, Class A6, 6.00%, due 4/25/2055	6,365,819 (c)(d)
6,863,728	COLT Mortgage Loan Trust, Series 2024-2, Class A1, 6.13%, due 4/25/2069	6,916,772 (c)
Federal Home Loan Mortgage Corp. REMIC
4,041,627	Series 4117, Class IO, 4.00%, due 10/15/2042	708,147 (e)
2,596,524	Series 4456, Class SA, (6.04% - 30 day USD SOFR Average), 0.70%, due 3/15/2045	334,734 (e)(f)
2,531,572	Series 4627, Class SA, (5.89% - 30 day USD SOFR Average), 0.55%, due 10/15/2046	330,314 (e)(f)
13,617,131	Series 5149, Class DI, 4.00%, due 10/25/2048	2,681,220 (e)
4,580,244	Series 4994, Class LI, 4.00%, due 12/25/2048	905,075 (e)
3,213,298	Series 5146, Class EC, 1.50%, due 2/25/2049	2,557,409
3,480,560	Series 4953, Class BI, 4.50%, due 2/25/2050	716,289 (e)
10,556,514	Series 4977, Class IO, 4.50%, due 5/25/2050	2,097,965 (e)
10,077,894	Series 4975, Class EI, 4.50%, due 5/25/2050	2,010,149 (e)
12,734,625	Series 5392, Class HI, 3.50%, due 7/25/2051	2,428,180 (e)
Federal Home Loan Mortgage Corp. STACR REMIC Trust
4,380,000	Series 2021-DNA5, Class B1, (30 day USD SOFR Average + 3.05%), 8.40%, due 1/25/2034	4,708,411 (c)(f)
3,000,000	Series 2021-HQA3, Class B1, (30 day USD SOFR Average + 3.35%), 8.70%, due 9/25/2041	3,091,579 (c)(f)
7,644,000	Series 2021-DNA6, Class B1, (30 day USD SOFR Average + 3.40%), 8.75%, due 10/25/2041	7,925,320 (c)(f)
3,380,200	Series 2021-DNA7, Class M2, (30 day USD SOFR Average + 1.80%), 7.15%, due 11/25/2041	3,411,688 (c)(f)
11,002,000	Series 2021-DNA7, Class B1, (30 day USD SOFR Average + 3.65%), 9.00%, due 11/25/2041	11,445,119 (c)(f)
2,450,000	Series 2021-HQA4, Class B1, (30 day USD SOFR Average + 3.75%), 9.10%, due 12/25/2041	2,525,043 (c)(f)
18,564,000	Series 2022-DNA1, Class M2, (30 day USD SOFR Average + 2.50%), 7.85%, due 1/25/2042	18,944,603 (c)(f)
4,200,000	Series 2022-DNA2, Class M1B, (30 day USD SOFR Average + 2.40%), 7.75%, due 2/25/2042	4,315,370 (c)(f)
13,314,000	Series 2022-DNA2, Class M2, (30 day USD SOFR Average + 3.75%), 9.10%, due 2/25/2042	14,000,074 (c)(f)
2,775,000	Series 2022-DNA2, Class B1, (30 day USD SOFR Average + 4.75%), 10.10%, due 2/25/2042	2,949,410 (c)(f)
10,100,000	Series 2022-HQA1, Class M2, (30 day USD SOFR Average + 5.25%), 10.60%, due 3/25/2042	10,976,040 (c)(f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Collateralized Mortgage Obligations – cont'd
$2,520,000	Series 2022-HQA1, Class B1, (30 day USD SOFR Average + 7.00%), 12.35%, due 3/25/2042	$2,813,892 (c)(f)
5,496,000	Series 2022-DNA3, Class M1B, (30 day USD SOFR Average + 2.90%), 8.25%, due 4/25/2042	5,721,006 (c)(f)
12,919,000	Series 2022-DNA3, Class M2, (30 day USD SOFR Average + 4.35%), 9.70%, due 4/25/2042	13,785,570 (c)(f)
3,336,000	Series 2022-DNA3, Class B1, (30 day USD SOFR Average + 5.65%), 11.00%, due 4/25/2042	3,617,492 (c)(f)
5,000,000	Series 2022-DNA5, Class M1B, (30 day USD SOFR Average + 4.50%), 9.85%, due 6/25/2042	5,417,200 (c)(f)
10,972,000	Series 2022-DNA6, Class M1B, (30 day USD SOFR Average + 3.70%), 9.05%, due 9/25/2042	11,685,180 (c)(f)
5,000,000	Series 2022-DNA6, Class M2, (30 day USD SOFR Average + 5.75%), 11.10%, due 9/25/2042	5,581,748 (c)(f)
8,395,000	Series 2024-DNA1, Class M2, (30 day USD SOFR Average + 1.95%), 7.30%, due 2/25/2044	8,473,331 (c)(f)
9,839,000	Series 2024-HQA1, Class M2, (30 day USD SOFR Average + 2.00%), 7.35%, due 3/25/2044	9,882,095 (c)(f)
Federal National Mortgage Association Connecticut Avenue Securities
3,705,494	Series 2017-C06, Class 2M2, (30 day USD SOFR Average + 2.91%), 8.26%, due 2/25/2030	3,834,300 (f)
951,089	Series 2017-C07, Class 1M2, (30 day USD SOFR Average + 2.51%), 7.86%, due 5/25/2030	973,677 (f)
1,762,401	Series 2018-C02, Class 2M2, (30 day USD SOFR Average + 2.31%), 7.66%, due 8/25/2030	1,794,353 (f)
311,841	Series 2018-C04, Class 2M2, (30 day USD SOFR Average + 2.66%), 8.01%, due 12/25/2030	320,806 (f)
1,802,664	Series 2018-C05, Class 1M2, (30 day USD SOFR Average + 2.46%), 7.81%, due 1/25/2031	1,843,224 (f)
5,966,729	Series 2019-R04, Class 2B1, (30 day USD SOFR Average + 5.36%), 10.71%, due 6/25/2039	6,355,789 (c)(f)
3,975,234	Series 2019-R05, Class 1B1, (30 day USD SOFR Average + 4.21%), 9.56%, due 7/25/2039	4,170,930 (c)(f)
2,225,000	Series 2020-R02, Class 2B1, (30 day USD SOFR Average + 3.11%), 8.46%, due 1/25/2040	2,290,004 (c)(f)
11,349,000	Series 2020-R01, Class 1B1, (30 day USD SOFR Average + 3.36%), 8.71%, due 1/25/2040	11,786,676 (c)(f)
9,074,000	Series 2021-R03, Class 1M2, (30 day USD SOFR Average + 1.65%), 7.00%, due 12/25/2041	9,153,329 (c)(f)
8,504,000	Series 2022-R01, Class 1M2, (30 day USD SOFR Average + 1.90%), 7.25%, due 12/25/2041	8,615,657 (c)(f)
13,099,000	Series 2022-R02, Class 2B1, (30 day USD SOFR Average + 4.50%), 9.85%, due 1/25/2042	13,797,416 (c)(f)
10,290,000	Series 2022-R04, Class 1M2, (30 day USD SOFR Average + 3.10%), 8.45%, due 3/25/2042	10,694,816 (c)(f)
11,745,000	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 8.85%, due 3/25/2042	12,367,602 (c)(f)
5,000,000	Series 2022-R03, Class 1B1, (30 day USD SOFR Average + 6.25%), 11.60%, due 3/25/2042	5,544,962 (c)(f)
10,945,000	Series 2022-R06, Class 1B1, (30 day USD SOFR Average + 6.35%), 11.70%, due 5/25/2042	12,212,840 (c)(f)
4,006,624	Series 2022-R08, Class 1M2, (30 day USD SOFR Average + 3.60%), 8.95%, due 7/25/2042	4,242,013 (c)(f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Collateralized Mortgage Obligations – cont'd
$8,407,200	Series 2022-R08, Class 1B1, (30 day USD SOFR Average + 5.60%), 10.95%, due 7/25/2042	$9,221,690 (c)(f)
6,543,000	Series 2023-R01, Class 1M2, (30 day USD SOFR Average + 3.75%), 9.10%, due 12/25/2042	7,013,311 (c)(f)
6,443,000	Series 2023-R02, Class 1M2, (30 day USD SOFR Average + 3.35%), 8.70%, due 1/25/2043	6,814,944 (c)(f)
1,725,000	Series 2023-R02, Class 1B1, (30 day USD SOFR Average + 5.55%), 10.90%, due 1/25/2043	1,911,548 (c)(f)
1,725,000	Series 2023-R04, Class 1B1, (30 day USD SOFR Average + 5.35%), 10.70%, due 5/25/2043	1,903,164 (c)(f)
1,725,000	Series 2023-R05, Class 1B1, (30 day USD SOFR Average + 4.75%), 10.10%, due 6/25/2043	1,868,649 (c)(f)
4,500,000	Series 2023-R06, Class 1M2, (30 day USD SOFR Average + 2.70%), 8.05%, due 7/25/2043	4,700,745 (c)(f)
1,655,000	Series 2024-R01, Class 1B1, (30 day USD SOFR Average + 2.70%), 8.05%, due 1/25/2044	1,690,047 (c)(f)
Federal National Mortgage Association Interest Strip
5,709,202	Series 413, Class C26, 4.00%, due 10/25/2041	990,196 (e)
7,339,990	Series 418, Class C24, 4.00%, due 8/25/2043	1,370,499 (e)
19,817,798	Series 437, Class C29, 3.37%, due 5/25/2053	2,956,139 (d)(e)
Federal National Mortgage Association REMIC
6,447,560	Series 2018-18, Class ST, (5.99% - 30 day USD SOFR Average), 0.64%, due 12/25/2044	780,747 (e)(f)
3,372,405	Series 2016-8, Class SB, (5.99% - 30 day USD SOFR Average), 0.64%, due 3/25/2046	356,039 (e)(f)
2,995,920	Series 2016-31, Class HS, (5.89% - 30 day USD SOFR Average), 0.54%, due 6/25/2046	403,869 (e)(f)
3,430,303	Series 2016-67, Class KS, (5.89% - 30 day USD SOFR Average), 0.54%, due 9/25/2046	460,141 (e)(f)
6,653,238	Series 2019-33, Class SN, (5.99% - 30 day USD SOFR Average), 0.64%, due 7/25/2049	805,802 (e)(f)
12,801,465	Series 2021-76, Class AI, 3.50%, due 11/25/2051	2,380,183 (e)
Government National Mortgage Association REMIC
4,379,965	Series 2015-187, Class AI, 4.50%, due 12/20/2045	915,506 (e)
7,403,985	Series 2020-86, Class WK, 1.00%, due 6/20/2050	5,634,203
8,985,315	Series 2020-107, Class AB, 1.00%, due 7/20/2050	6,967,305
7,531,393	Series 2020-112, Class KA, 1.00%, due 8/20/2050	5,823,134
8,211,955	Series 2020-151, Class MI, 2.50%, due 10/20/2050	1,149,457 (e)
13,905,405	Series 2021-30, Class DI, 2.50%, due 2/20/2051	1,937,854 (e)
6,677,033	Series 2021-103, Class HE, 2.00%, due 6/20/2051	5,528,644
6,821,209	Series 2021-119, Class NC, 1.50%, due 7/20/2051	5,585,241
18,577,748	Series 2022-140, Class NI, 3.00%, due 7/20/2051	2,698,293 (e)
19,329,688	Series 2021-139, Class IE, 3.50%, due 8/20/2051	3,524,972 (e)
14,589,606	Series 2021-177, Class IG, 3.50%, due 10/20/2051	2,155,804 (e)
9,732,845	Series 2021-196, Class IO, 2.50%, due 11/20/2051	1,368,521 (e)
10,638,612	Series 2022-29, Class PI, 3.50%, due 2/20/2052	1,418,950 (e)
JP Morgan Mortgage Trust
8,239,707	Series 2024-2, Class A6A, 6.00%, due 8/25/2054	8,284,131 (c)(d)
8,844,371	Series 2024-4, Class A6A, 6.00%, due 10/25/2054	8,871,902 (c)(d)
11,219,000	LHOME Mortgage Trust, Series 2024-RTL4, Class A1, 5.92%, due 7/25/2039	11,218,919 (c)(g)
Morgan Stanley Residential Mortgage Loan Trust
2,081,146	Series 2024-2, Class A5, 6.00%, due 3/25/2054	2,082,591 (c)(d)
3,579,000	Series 2024-3, Class A2, 6.00%, due 7/25/2054	3,578,555 (c)(d)(h)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Collateralized Mortgage Obligations – cont'd
$7,405,886	OBX Trust, Series 2021-NQM4, Class A1, 1.96%, due 10/25/2061	$6,170,663 (c)(d)
Sequoia Mortgage Trust
9,975,495	Series 2024-4, Class A10, 6.00%, due 5/25/2054	10,020,343 (c)(d)
3,865,000	Series 2024-7, Class A12, 5.50%, due 8/25/2054	3,837,640 (c)(d)
10,433,164	SG Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, due 12/25/2061	8,733,089 (c)(d)
20,729,666	Starwood Mortgage Residential Trust, Series 2021-5, Class A1, 1.92%, due 9/25/2066	17,446,281 (c)(d)
5,575,512	Towd Point Mortgage Trust, Series 2022-4, Class A1, 3.75%, due 9/25/2062	5,293,907 (c)
Verus Securitization Trust
19,654,954	Series 2021-6, Class A1, 1.63%, due 10/25/2066	16,676,654 (c)(d)
5,054,750	Series 2021-6, Class A3, 1.89%, due 10/25/2066	4,320,865 (c)(d)
2,804,985	Series 2022-4, Class A3, 4.74%, due 4/25/2067	2,707,979 (c)(d)
3,467,088	Series 2024-5, Class A1, 6.19%, due 6/25/2069	3,504,561 (c)
4,048,735	Series 2024-5, Class A2, 6.45%, due 6/25/2069	4,093,098 (c)
521,125,105
Commercial Mortgage-Backed 7.1%
BANK
5,302,000	Series 2019-BN17, Class C, 4.51%, due 4/15/2052	4,785,581 (d)
1,376,000	Series 2021-BN38, Class C, 3.22%, due 12/15/2064	1,084,778 (d)
BANK5
2,647,000	Series 2024-5YR5, Class B, 6.54%, due 2/15/2029	2,710,871 (d)
2,138,000	Series 2023-5YR3, Class C, 7.32%, due 9/15/2056	2,234,105 (d)
3,843,000	Series 2024-5YR7, Class B, 6.94%, due 6/15/2057	4,009,224
3,236,000	Barclays Commercial Mortgage Trust, Series 2019-C5, Class C, 3.71%, due 11/15/2052	2,832,680
BBCMS Mortgage Trust
92,957,704	Series 2021-C11, Class XA, 1.37%, due 9/15/2054	6,019,662 (d)(e)
32,937,033	Series 2022-C17, Class XA, 1.15%, due 9/15/2055	2,432,064 (d)(e)
8,553,000	Series 2024-5C27, Class A3, 6.01%, due 7/15/2057	8,932,102
Benchmark Mortgage Trust
2,222,000	Series 2024-V6, Class C, 6.67%, due 3/15/2029	2,257,665
3,728,000	Series 2020-IG2, Class UBRC, 3.51%, due 9/15/2048	3,450,355 (c)(d)
1,600,000	Series 2020-B16, Class C, 3.65%, due 2/15/2053	1,273,141 (d)
257,000	Series 2020-B17, Class B, 2.92%, due 3/15/2053	209,737
2,709,000	Series 2020-B17, Class C, 3.37%, due 3/15/2053	1,976,617 (d)
47,125,798	Series 2021-B30, Class XA, 0.81%, due 11/15/2054	2,138,941 (d)(e)
6,168,000	Series 2024-V7, Class B, 6.85%, due 5/15/2056	6,497,311 (d)
2,077,000	Series 2023-B40, Class C, 7.41%, due 12/15/2056	2,232,179 (d)
1,509,000	Series 2024-V5, Class C, 6.97%, due 1/10/2057	1,556,928 (d)
7,102,000	Series 2024-V8, Class B, 7.18%, due 7/15/2057	7,439,543 (d)
BMO Mortgage Trust
1,346,000	Series 2024-5C3, Class B, 6.56%, due 2/15/2057	1,389,008 (d)
2,250,000	Series 2024-5C3, Class C, 6.86%, due 2/15/2057	2,308,905 (d)
BPR Trust
920,000	Series 2022-OANA, Class C, (1 mo. USD Term SOFR + 2.70%), 8.03%, due 4/15/2037	918,275 (c)(f)
8,314,452	Series 2022-OANA, Class D, (1 mo. USD Term SOFR + 3.70%), 9.02%, due 4/15/2037	8,335,238 (c)(f)
BX Commercial Mortgage Trust
5,050,000	Series 2024-KING, Class C, (1 mo. USD Term SOFR + 1.94%), 7.27%, due 5/15/2034	4,980,882 (c)(f)
5,780,000	Series 2024-KING, Class D, (1 mo. USD Term SOFR + 2.49%), 7.82%, due 5/15/2034	5,700,683 (c)(f)
8,196,637	Series 2021-VOLT, Class D, (1 mo. USD Term SOFR + 1.76%), 7.09%, due 9/15/2036	8,060,979 (c)(f)
3,084,000	Series 2021-VOLT, Class F, (1 mo. USD Term SOFR + 2.51%), 7.84%, due 9/15/2036	3,031,958 (c)(f)
481,000	Series 2024-MF, Class C, (1 mo. USD Term SOFR + 1.94%), 7.27%, due 2/15/2039	468,975 (c)(f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Commercial Mortgage-Backed – cont'd
$2,503,761	Series 2024-XL4, Class C, (1 mo. USD Term SOFR + 2.19%), 7.52%, due 2/15/2039	$2,492,801 (c)(f)
8,088,000	Series 2024-MF, Class D, (1 mo. USD Term SOFR + 2.69%), 8.02%, due 2/15/2039	7,986,900 (c)(f)
2,352,823	Series 2023-XL3, Class D, (1 mo. USD Term SOFR + 3.59%), 8.92%, due 12/9/2040	2,352,087 (c)(f)
7,566,372	Series 2024-XL5, Class D, (1 mo. USD Term SOFR + 2.69%), 8.02%, due 3/15/2041	7,497,802 (c)(f)
BX Trust
6,793,000	Series VLT4, Class E, (1 mo. USD Term SOFR + 2.89%), 8.22%, due 7/15/2029	6,781,370 (c)(f)
9,726,000	Series 2024-BIO, Class C, (1 mo. USD Term SOFR + 2.64%), 7.97%, due 2/15/2041	9,683,427 (c)(f)
5,062,000	Series 2019-OC11, Class D, 3.94%, due 12/9/2041	4,540,034 (c)(d)
CAMB Commercial Mortgage Trust
2,374,000	Series 2019-LIFE, Class D, (1 mo. USD Term SOFR + 2.05%), 7.38%, due 12/15/2037	2,369,549 (c)(f)
4,530,000	Series 2019-LIFE, Class F, (1 mo. USD Term SOFR + 2.85%), 8.18%, due 12/15/2037	4,506,256 (c)(f)
Citigroup Commercial Mortgage Trust
2,425,000	Series 2023-PRM3, Class C, 6.36%, due 7/10/2028	2,432,046 (c)(d)
1,985,905	Series 2013-375P, Class A, 3.25%, due 5/10/2035	1,925,528 (c)
3,037,000	Series 2013-375P, Class C, 3.52%, due 5/10/2035	2,911,450 (c)(d)
2,776,000	Series 2023-SMRT, Class C, 5.85%, due 10/12/2040	2,721,280 (c)(d)
16,459,630	Series 2014-GC25, Class XA, 0.86%, due 10/10/2047	165 (d)(e)
23,337,651	Series 2015-GC27, Class XA, 1.30%, due 2/10/2048	51,968 (d)(e)
1,843,000	Series 2017-P8, Class C, 4.26%, due 9/15/2050	1,592,763 (d)
10,312,554	Cold Storage Trust, Series 2020-ICE5, Class D, (1 mo. USD Term SOFR + 2.21%), 7.54%, due 11/15/2037	10,280,327 (c)(f)
COMM Mortgage Trust
5,507,000	Series 2024-277P, Class B, 7.23%, due 8/10/2044	5,629,781 (c)(d)(g)
5,150,000	Series 2012-CR4, Class AM, 3.25%, due 10/15/2045	4,532,000
2,248,000	Series 2013-CR8, Class D, 3.52%, due 6/10/2046	2,145,451 (c)(d)
5,343,914	Series 2014-CR17, Class XA, 0.65%, due 5/10/2047	53 (d)(e)
10,478,246	Series 2014-UBS3, Class XA, 0.73%, due 6/10/2047	105 (d)(e)
30,544,816	Series 2014-UBS6, Class XA, 0.81%, due 12/10/2047	305 (d)(e)
CONE Trust
2,816,000	Series 2024-DFW1, Class A, (1 mo. USD Term SOFR + 1.64%), 6.94%, due 8/15/2026	2,809,831 (c)(f)
2,900,000	Series 2024-DFW1, Class D, (1 mo. USD Term SOFR + 3.04%), 8.34%, due 8/15/2026	2,893,646 (c)(f)
29,746,997	CSAIL Commercial Mortgage Trust, Series 2015-C2, Class XA, 0.70%, due 6/15/2057	45,787 (d)(e)
5,646,000	Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 3.55%, due 9/10/2035	5,431,349 (c)(d)
ELM Trust
6,141,000	Series 2024-ELM, Class D10, 6.63%, due 6/10/2039	6,210,710 (c)(d)
3,950,000	Series 2024-ELM, Class D15, 6.67%, due 6/10/2039	3,994,788 (c)(d)
Federal Home Loan Mortgage Corp. Multiclass Certificates
61,820,000	Series 2020-RR03, Class X1, 1.71%, due 7/27/2028	3,433,433 (e)
27,400,000	Series 2020-RR02, Class DX, 1.82%, due 9/27/2028	1,688,410 (d)(e)
65,436,000	Series 2020-RR04, Class X, 2.13%, due 2/27/2029	4,832,632 (d)(e)
18,835,000	Series 2020-RR02, Class CX, 1.27%, due 3/27/2029	908,800 (d)(e)
2,085,292	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2024-MN8, Class M1, (30 day USD SOFR Average + 2.85%), 8.20%, due 5/25/2044	2,095,103 (c)(f)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
70,984,000	Series K083, Class XAM, 0.05%, due 10/25/2028	258,928 (d)(e)
77,922,000	Series K085, Class XAM, 0.06%, due 10/25/2028	308,610 (d)(e)
4,982,000	Great Wolf Trust, Series 2024-WOLF, Class D, (1 mo. USD Term SOFR + 2.89%), 8.22%, due 3/15/2039	4,978,886 (c)(f)
GS Mortgage Securities Trust
27,144	Series 2011-GC5, Class XA, 1.70%, due 8/10/2044	— (c)(d)(e)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Commercial Mortgage-Backed – cont'd
$3,458,000	Series 2015-GS1, Class AS, 4.04%, due 11/10/2048	$3,191,892 (d)
3,237,000	Series 2016-GS2, Class C, 4.70%, due 5/10/2049	3,053,063 (d)
40,132,722	Series 2015-GC30, Class XA, 0.72%, due 5/10/2050	109,679 (d)(e)
2,360,000	Series 2019-GC42, Class B, 3.36%, due 9/10/2052	2,055,336
3,284,000	Series 2019-GC42, Class C, 3.70%, due 9/10/2052	2,686,760 (d)
Hilton USA Trust
1,534,500	Series 2016-HHV, Class C, 4.19%, due 11/5/2038	1,476,034 (c)(d)
350,000	Series 2016-HHV, Class D, 4.19%, due 11/5/2038	334,205 (c)(d)
4,345,000	Series 2016-HHV, Class E, 4.19%, due 11/5/2038	4,101,498 (c)(d)
2,691,058	Hudson Yards Mortgage Trust, Series 2016-10HY, Class C, 2.98%, due 8/10/2038	2,517,673 (c)(d)
5,295,828	ILPT Trust, Series 2019-SURF, Class A, 4.15%, due 2/11/2041	5,033,503 (c)
6,038,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class D, 3.45%, due 1/5/2039	4,619,071 (c)(d)
1,409,000	Manhattan West Mortgage Trust, Series 2020-1MW, Class D, 2.34%, due 9/10/2039	1,231,270 (c)(d)
4,677,000	MED Commercial Mortgage Trust, Series 2024-MOB, Class C, (1 mo. USD Term SOFR + 2.29%), 7.62%, due 5/15/2041	4,636,052 (c)(f)
2,614,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class C, 4.56%, due 5/15/2050	2,417,837 (d)
Morgan Stanley Capital I Trust
3,130,000	Series 2021-230P, Class B, (1 mo. USD Term SOFR + 1.56%), 6.89%, due 12/15/2038	2,931,459 (c)(f)
1,291,000	Series 2017-H1, Class B, 4.08%, due 6/15/2050	1,199,925
2,504,550	Series 2017-H1, Class C, 4.28%, due 6/15/2050	2,267,650 (d)
4,767,000	Series 2018-L1, Class AS, 4.64%, due 10/15/2051	4,592,731 (d)
2,136,000	Series 2018-H4, Class C, 5.05%, due 12/15/2051	1,868,000 (d)
MSWF Commercial Mortgage Trust
2,302,000	Series 2023-1, Class C, 6.68%, due 5/15/2056	2,420,644 (d)
1,272,000	Series 2023-2, Class C, 7.02%, due 12/15/2056	1,348,931 (d)
One Market Plaza Trust
2,373,955	Series 2017-1MKT, Class A, 3.61%, due 2/10/2032	2,137,069 (c)
1,465,000	Series 2017-1MKT, Class B, 3.85%, due 2/10/2032	1,274,685 (c)
2,807,000	Series 2017-1MKT, Class C, 4.02%, due 2/10/2032	2,414,150 (c)
ONE Mortgage Trust
1,537,000	Series 2021-PARK, Class D, (1 mo. USD Term SOFR + 1.61%), 6.94%, due 3/15/2036	1,449,210 (c)(f)
5,470,000	Series 2021-PARK, Class E, (1 mo. USD Term SOFR + 1.86%), 7.19%, due 3/15/2036	5,126,832 (c)(f)
6,725,000	ONNI Commerical Mortgage Trust, Series 2024-APT, Class C, 6.64%, due 7/15/2039	6,729,980 (c)(d)
4,757,000	ORL Trust, Series 2023-GLKS, Class D, (1 mo. USD Term SOFR + 4.30%), 9.63%, due 10/19/2036	4,765,919 (c)(f)
SFO Commercial Mortgage Trust
7,179,000	Series 2021-555, Class A, (1 mo. USD Term SOFR + 1.26%), 6.59%, due 5/15/2038	6,766,207 (c)(f)
4,440,000	Series 2021-555, Class B, (1 mo. USD Term SOFR + 1.61%), 6.94%, due 5/15/2038	4,101,450 (c)(f)
3,211,000	SHER Trust, Series 2024-DAL, Class C, (1 mo. USD Term SOFR + 2.89%), 8.22%, due 4/15/2037	3,195,378 (c)(f)
4,606,000	Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class B, (1 mo. USD Term SOFR + 2.93%), 8.26%, due 5/15/2037	4,623,273 (c)(f)
Wells Fargo Commercial Mortgage Trust
3,709,000	Series 2024-1CHI, Class C, 6.23%, due 7/15/2035	3,701,150 (c)(d)
2,914,000	Series 2024-1CHI, Class D, 6.71%, due 7/15/2035	2,903,610 (c)(d)
1,410,000	Series 2015-NXS4, Class C, 4.67%, due 12/15/2048	1,331,360 (d)
1,730,000	Series 2016-NXS6, Class C, 4.39%, due 11/15/2049	1,588,743 (d)
3,550,000	Series 2017-C39, Class C, 4.12%, due 9/15/2050	3,157,462
WF-RBS Commercial Mortgage Trust
102,868,000	Series 2013-C14, Class XB, 0.00%, due 6/15/2046	1,029 (d)(e)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Commercial Mortgage-Backed – cont'd
$3,313,853	Series 2014-C21, Class XA, 0.76%, due 8/15/2047	$33 (d)(e)
36,763,310	Series 2014-C25, Class XA, 0.82%, due 11/15/2047	368 (d)(e)
7,803,254	Series 2014-C22, Class XA, 0.64%, due 9/15/2057	112 (d)(e)
		330,953,981
Federal Home Loan Mortgage Corp. 15.0%
	Pass-Through Certificates
55,395,004	2.50%, due 5/1/2051 - 5/1/2052	46,879,078
28,617,112	3.00%, due 11/1/2050 - 8/1/2052	25,062,497
46,888,496	3.50%, due 4/1/2052 - 12/1/2052	42,590,621
105,932,115	4.00%, due 4/1/2052 - 6/1/2053	99,335,320
111,920,287	4.50%, due 7/1/2052 - 5/1/2053	107,888,671
121,955,846	5.00%, due 10/1/2052 - 3/1/2054	120,153,116
133,539,355	5.50%, due 11/1/2052 - 6/1/2054	133,902,519
110,606,678	6.00%, due 12/1/2052 - 7/1/2054	112,315,376
11,644,958	6.50%, due 7/1/2053 - 3/1/2054	11,950,500
		700,077,698
Federal National Mortgage Association 18.2%
	Pass-Through Certificates
133,231,003	2.50%, due 10/1/2050 - 9/1/2052	112,679,812
77,762,029	3.00%, due 6/1/2050 - 3/1/2053	68,158,655
111,438,617	3.50%, due 5/1/2051 - 5/1/2053	101,375,733
92,125,876	4.00%, due 2/1/2052 - 7/1/2053	86,413,073
75,049,809	4.50%, due 6/1/2052 - 4/1/2053	72,346,020
136,778,001	5.00%, due 8/1/2052 - 5/1/2054	134,803,857
151,936,916	5.50%, due 12/1/2052 - 6/1/2054	152,291,190
109,826,910	6.00%, due 1/1/2053 - 6/1/2054	111,615,040
13,468,508	6.50%, due 11/1/2053 - 7/1/2054	13,813,044
		853,496,424
Government National Mortgage Association 5.4%
	Pass-Through Certificates
27,008,252	5.00%, due 11/20/2052 - 1/20/2054	26,729,293
16,686,586	5.50%, due 6/20/2053 - 8/20/2053	16,739,402
39,480,941	6.00%, due 6/20/2053 - 7/20/2054	40,061,743
252	7.00%, due 8/15/2032	263
42,645,000	5.00%, TBA, 30 Year Maturity	42,168,086 (i)
34,150,000	5.50%, TBA, 30 Year Maturity	34,253,134 (i)
92,135,000	6.00%, TBA, 30 Year Maturity	93,214,907 (i)
		253,166,828
Uniform Mortgage-Backed Securities 8.8%
	Pass-Through Certificates
151,895,000	2.50%, TBA, 30 Year Maturity	127,356,465 (i)
24,590,000	4.50%, TBA, 30 Year Maturity	23,685,587 (i)
43,625,000	5.00%, TBA, 30 Year Maturity	42,958,099 (i)
147,930,000	5.50%, TBA, 30 Year Maturity	148,156,522 (i)
68,455,000	6.00%, TBA, 30 Year Maturity	69,425,729 (i)
		411,582,402
Total Mortgage-Backed Securities (Cost $3,095,252,297)		3,070,402,438
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Asset-Backed Securities 10.3%
$3,150,000	37 Capital CLO 1 Ltd., Series 2021-1A, Class E, (3 mo. USD Term SOFR + 7.46%), 12.76%, due 10/15/2034	$3,150,114 (c)(f)
568,354	AASET Trust, Series 2020-1A, Class A, 3.35%, due 1/16/2040	538,526 (c)
1,000,000	AGL CLO 17 Ltd., Series 2022-17A, Class E, (3 mo. USD Term SOFR + 6.35%), 11.63%, due 1/21/2035	1,000,976 (c)(f)
1,100,000	AIMCO CLO, Series 2018-AA, Class E, (3 mo. USD Term SOFR + 5.41%), 10.70%, due 4/17/2031	1,083,527 (c)(f)
550,000	Alinea CLO Ltd., Series 2018-1A, Class E, (3 mo. USD Term SOFR + 6.26%), 11.54%, due 7/20/2031	544,498 (c)(f)
Ally Bank Auto Credit-Linked Notes
1,698,422	Series 2024-A, Class C, 6.02%, due 5/17/2032	1,709,711 (c)
832,835	Series 2024-A, Class D, 6.32%, due 5/17/2032	838,840 (c)
2,526,578	Series 2024-A, Class E, 7.92%, due 5/17/2032	2,552,782 (c)
1,041,612	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, due 6/21/2028	1,041,263 (c)
Apidos CLO XXVIII Ltd.
500,000	Series 2017-28A, Class C, (3 mo. USD Term SOFR + 2.76%), 8.04%, due 1/20/2031	500,379 (c)(f)
500,000	Series 2017-28A, Class D, (3 mo. USD Term SOFR + 5.76%), 11.04%, due 1/20/2031	500,617 (c)(f)
Ares LIII CLO Ltd.
3,250,000	Series 2019-53A, Class D, (3 mo. USD Term SOFR + 4.01%), 9.30%, due 4/24/2031	3,252,210 (c)(f)
1,700,000	Series 2019-53A, Class E, (3 mo. USD Term SOFR + 7.11%), 12.40%, due 4/24/2031	1,701,829 (c)(f)
2,000,000	Ares XLV CLO Ltd., Series 2017-45A, Class E, (3 mo. USD Term SOFR + 6.36%), 11.66%, due 10/15/2030	1,999,792 (c)(f)
1,000,000	Ares XXVII CLO Ltd., Series 2013-2A, Class ER2, (3 mo. USD Term SOFR + 7.01%), 12.28%, due 10/28/2034	1,002,685 (c)(f)
Assurant CLO II Ltd.
250,000	Series 2018-2A, Class D, (3 mo. USD Term SOFR + 3.11%), 8.39%, due 4/20/2031	250,846 (c)(f)
1,500,000	Series 2018-2A, Class E, (3 mo. USD Term SOFR + 5.86%), 11.14%, due 4/20/2031	1,478,266 (c)(f)
100,000	Auxilior Term Funding LLC, Series 2024-1A, Class A2, 5.84%, due 3/15/2027	100,371 (c)
Avis Budget Rental Car Funding AESOP LLC
2,220,000	Series 2022-5A, Class C, 6.24%, due 4/20/2027	2,221,347 (c)
3,423,000	Series 2023-1A, Class C, 6.23%, due 4/20/2029	3,452,460 (c)
3,636,000	Series 2024-1A, Class C, 6.48%, due 6/20/2030	3,740,797 (c)
2,000,000	Bain Capital Credit CLO Ltd., Series 2024-4A, Class D1, (3 mo. USD Term SOFR + 3.10%), 8.38%, due 10/23/2037	2,000,000 (c)(f)(g)
1,000,000	Ballyrock CLO 14 Ltd., Series 2020-14A, Class C1R, (3 mo. USD Term SOFR + 3.00%), 8.30%, due 7/20/2037	1,000,015 (c)(f)
1,300,000	Ballyrock CLO 19 Ltd., Series 2022-19A, Class C, (3 mo. USD Term SOFR + 3.50%), 8.78%, due 4/20/2035	1,300,227 (c)(f)
1,000,000	Ballyrock CLO 26 Ltd., Series 2024-26A, Class D, (3 mo. USD Term SOFR + 6.10%), 11.43%, due 7/25/2037	999,020 (c)(f)
4,250,000	Ballyrock CLO 27 Ltd., Series 2024-27A, Class C1, (3 mo. USD Term SOFR + 2.90%), 8.10%, due 10/25/2037	4,250,000 (c)(f)(g)
218,142	Bank of America Auto Trust, Series 2023-1A, Class A2, 5.83%, due 5/15/2026	218,257 (c)
1,500,000	Barings CLO Ltd., Series 2024-1A, Class E, (3 mo. USD Term SOFR + 6.95%), 12.22%, due 1/20/2037	1,548,038 (c)(f)
1,000,000	Battalion CLO XXI Ltd., Series 2021-21A, Class D, (3 mo. USD Term SOFR + 3.56%), 8.86%, due 7/15/2034	995,000 (c)(f)
Bayview Opportunity Master Fund VII LLC
2,732,604	Series 2024-CAR1, Class C, (30 day USD SOFR Average + 1.50%), 6.85%, due 12/26/2031	2,739,592 (c)(f)
1,919,051	Series 2024-EDU1, Class C, (30 day USD SOFR Average + 1.80%), 7.15%, due 6/25/2047	1,925,849 (c)(f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Asset-Backed Securities – cont'd
$815,247	Series 2024-EDU1, Class D, (30 day USD SOFR Average + 2.75%), 8.10%, due 6/25/2047	$823,988 (c)(f)
8,386,800	Beacon Container Finance II LLC, Series 2021-1A, Class A, 2.25%, due 10/22/2046	7,592,520 (c)
3,000,000	Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class D, (3 mo. USD Term SOFR + 6.67%), 11.97%, due 10/15/2030	2,998,605 (c)(f)
1,000,000	Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class DR, (3 mo. USD Term SOFR + 3.35%), 8.63%, due 4/20/2035	1,000,941 (c)(f)
700,000	BlueMountain CLO XXV Ltd., Series 2019-25A, Class D1R, (3 mo. USD Term SOFR + 3.56%), 8.86%, due 7/15/2036	700,092 (c)(f)
2,000,000	BlueMountain CLO XXXIII Ltd., Series 2021-33A, Class E, (3 mo. USD Term SOFR + 7.09%), 12.42%, due 11/20/2034	1,991,298 (c)(f)
468,000	BofA Auto Trust, Series 2024-1A, Class A2, 5.57%, due 12/15/2026	469,034 (c)
Business Jet Securities LLC
5,458,779	Series 2024-1A, Class A, 6.20%, due 5/15/2039	5,549,449 (c)
2,668,306	Series 2024-1A, Class C, 9.13%, due 5/15/2039	2,703,990 (c)
1,000,000	Canyon Capital CLO Ltd., Series 2021-1A, Class E, (3 mo. USD Term SOFR + 6.67%), 11.97%, due 4/15/2034	965,731 (c)(f)
258,651	Capital One Prime Auto Receivables Trust, Series 2023-1, Class A2, 5.20%, due 5/15/2026	258,373
Carbone CLO Ltd.
1,000,000	Series 2017-1A, Class C, (3 mo. USD Term SOFR + 2.86%), 8.14%, due 1/20/2031	1,002,495 (c)(f)
1,000,000	Series 2017-1A, Class D, (3 mo. USD Term SOFR + 6.16%), 11.44%, due 1/20/2031	998,637 (c)(f)
1,120,000	Carlyle U.S. CLO Ltd., Series 2017-5A, Class D, (3 mo. USD Term SOFR + 5.56%), 10.84%, due 1/20/2030	1,098,535 (c)(f)
91,282	Carmax Auto Owner Trust, Series 2023-3, Class A2A, 5.72%, due 11/16/2026	91,330
CCG Receivables Trust
283,503	Series 2023-1, Class A2, 5.82%, due 9/16/2030	284,681 (c)
3,472,000	Series 2023-2, Class B, 6.21%, due 4/14/2032	3,546,695 (c)
2,000,000	CIFC Funding Ltd., Series 2021-3A, Class D, (3 mo. USD Term SOFR + 3.26%), 8.56%, due 7/15/2036	2,004,170 (c)(f)
Citizens Auto Receivables Trust
219,416	Series 2023-1, Class A2A, 6.13%, due 7/15/2026	219,696 (c)
547,000	Series 2024-2, Class A2A, 5.54%, due 11/16/2026	547,949 (c)
1,500,000	Clover CLO LLC, Series 2020-1A, Class DRR, (3 mo. USD Term SOFR + 3.10%), 8.39%, due 7/15/2037	1,499,978 (c)(f)
CNH Equipment Trust
55,376	Series 2021-A, Class A3, 0.40%, due 12/15/2025	54,972
195,000	Series 2024-B, Class A2B, (30 day USD SOFR Average + 0.40%), 5.74%, due 10/15/2027	195,052 (f)
Compass Datacenters Issuer II LLC
3,319,000	Series 2024-1A, Class A1, 5.25%, due 2/25/2049	3,320,310 (c)
2,362,000	Series 2024-1A, Class A2, 5.75%, due 2/25/2049	2,370,720 (c)
2,760,000	Series 2024-1A, Class B, 7.00%, due 2/25/2049	2,790,923 (c)
3,510,000	Crown Castle Towers LLC, 4.24%, due 7/15/2048	3,376,546 (c)
Crown City CLO III
3,000,000	Series 2021-1A, Class C, (3 mo. USD Term SOFR + 3.56%), 8.84%, due 7/20/2034	3,000,819 (c)(f)
3,000,000	Series 2021-1A, Class D, (3 mo. USD Term SOFR + 7.01%), 12.29%, due 7/20/2034	2,954,911 (c)(f)
1,500,000	Crown City CLO VI, Series 2024-6A, Class D1, (3 mo. USD Term SOFR + 3.50%), 8.82%, due 7/15/2037	1,513,382 (c)(f)
CyrusOne Data Centers Issuer I LLC
1,515,000	Series 2023-1A, Class A2, 4.30%, due 4/20/2048	1,448,568 (c)
2,072,000	Series 2023-2A, Class A2, 5.56%, due 11/20/2048	2,064,108 (c)
256,000	Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60%, due 4/15/2026	256,273
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Asset-Backed Securities – cont'd
Dell Equipment Finance Trust
$29,458	Series 2023-1, Class A2, 5.65%, due 9/22/2028	$29,456 (c)
242,794	Series 2023-3, Class A2, 6.10%, due 4/23/2029	243,295 (c)
213,000	Series 2024-1, Class A2, 5.58%, due 3/22/2030	213,652 (c)
2,330,000	Series 2024-1, Class D, 6.12%, due 9/23/2030	2,364,790 (c)
279,322	DLLAA LLC, Series 2023-1A, Class A2, 5.93%, due 7/20/2026	279,972 (c)
46,512	DLLAD LLC, Series 2023-1A, Class A2, 5.19%, due 4/20/2026	46,457 (c)
137,655	DLLMT LLC, Series 2023-1A, Class A2, 5.78%, due 11/20/2025	137,728 (c)
3,650,000	Dryden 36 Senior Loan Fund, Series 2014-36A, Class ER2, (3 mo. USD Term SOFR + 7.14%), 12.44%, due 4/15/2029	3,639,531 (c)(f)
Dryden 53 CLO Ltd.
300,000	Series 2017-53A, Class D, (3 mo. USD Term SOFR + 2.66%), 7.96%, due 1/15/2031	296,536 (c)(f)
750,000	Series 2017-53A, Class E, (3 mo. USD Term SOFR + 5.56%), 10.86%, due 1/15/2031	686,266 (c)(f)
2,350,000	Dryden 54 Senior Loan Fund, Series 2017-54A, Class E, (3 mo. USD Term SOFR + 6.46%), 11.74%, due 10/19/2029	2,271,474 (c)(f)
Eaton Vance CLO Ltd.
850,000	Series 2015-1A, Class DR, (3 mo. USD Term SOFR + 2.76%), 8.04%, due 1/20/2030	850,799 (c)(f)
900,000	Series 2015-1A, Class ER, (3 mo. USD Term SOFR + 5.86%), 11.14%, due 1/20/2030	863,427 (c)(f)
5,122,000	ELFI Graduate Loan Program LLC, Series 2024-A, Class A, 5.56%, due 8/25/2049	5,191,358 (c)
1,500,000	Empower CLO Ltd., Series 2024-2A, Class D, (3 mo. USD Term SOFR + 3.20%), 8.53%, due 7/15/2037	1,508,801 (c)(f)
560,000	Evergreen Credit Card Trust, Series 2024-1A, Class A, (Secured Overnight Financing Rate + 0.68%), 6.02%, due 7/17/2028	559,893 (c)(f)
290,221	Fifth Third Auto Trust, Series 2023-1, Class A2A, 5.80%, due 11/16/2026	290,533
2,477,000	Flagship Credit Auto Trust, Series 2021-2, Class D, 1.59%, due 6/15/2027	2,312,966 (c)
2,150,000	Flatiron CLO Ltd., Series 2018-1A, Class E, (3 mo. USD Term SOFR + 5.41%), 10.70%, due 4/17/2031	2,151,128 (c)(f)
Frontier Issuer LLC
8,066,748	Series 2023-1, Class A2, 6.60%, due 8/20/2053	8,212,004 (c)
4,714,000	Series 2024-1, Class B, 7.02%, due 6/20/2054	4,815,618 (c)
2,225,000	Galaxy XV CLO Ltd., Series 2013-15A, Class ER, (3 mo. USD Term SOFR + 6.91%), 12.21%, due 10/15/2030	2,225,177 (c)(f)
250,000	Galaxy XXVII CLO Ltd., Series 2018-27A, Class E, (3 mo. USD Term SOFR + 6.04%), 11.37%, due 5/16/2031	249,136 (c)(f)
1,600,000	Galaxy XXVIII CLO Ltd., Series 2018-28A, Class E, (3 mo. USD Term SOFR + 6.26%), 11.56%, due 7/15/2031	1,594,210 (c)(f)
83,218	GECU Auto Receivables Trust, Series 2023-1A, Class A2, 5.95%, due 3/15/2027	83,300 (c)
1,550,000	Generate CLO 2 Ltd., Series 2A, Class DR, (3 mo. USD Term SOFR + 2.86%), 8.14%, due 1/22/2031	1,553,454 (c)(f)
2,746,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.95%, due 12/17/2029	2,777,865 (c)
90,193	GM Financial Automobile Leasing Trust, Series 2023-2, Class A2A, 5.44%, due 10/20/2025	90,171
82,101	GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A2A, 5.19%, due 3/16/2026	82,034
Gracie Point International Funding LLC
8,604,000	Series 2024-1A, Class A, (90 day USD SOFR Average + 1.70%), 7.05%, due 3/1/2028	8,635,890 (c)(f)
705,000	Series 2024-1A, Class B, (90 day USD SOFR Average + 2.10%), 7.45%, due 3/1/2028	707,597 (c)(f)
721,000	Series 2024-1A, Class C, (90 day USD SOFR Average + 3.50%), 8.85%, due 3/1/2028	725,012 (c)(f)
592,000	Series 2024-1A, Class D, (90 day USD SOFR Average + 7.15%), 12.50%, due 3/1/2028	592,714 (c)(f)
GreenSky Home Improvement Trust
8,479,000	Series 2024-1, Class B, 5.87%, due 7/25/2059	8,483,763 (c)(g)
1,805,000	Series 2024-1, Class C, 6.36%, due 7/25/2059	1,806,125 (c)(g)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Asset-Backed Securities – cont'd
$1,900,000	Series 2024-1, Class D, 7.33%, due 7/25/2059	$1,901,064 (c)(g)
1,000,000	HalseyPoint CLO 4 Ltd., Series 2021-4A, Class E, (3 mo. USD Term SOFR + 6.97%), 12.25%, due 4/20/2034	1,002,335 (c)(f)
163,000	Harley-Davidson Motorcycle Trust, Series 2024-A, Class A2, 5.65%, due 2/16/2027	163,296
Hilton Grand Vacations Trust
1,334,149	Series 2022-1D, Class D, 6.79%, due 6/20/2034	1,293,931 (c)
1,887,078	Series 2022-2A, Class B, 4.74%, due 1/25/2037	1,865,708 (c)
5,072,068	Series 2024-2A, Class C, 5.99%, due 3/25/2038	5,153,024 (c)
1,210,034	Series 2024-2A, Class D, 6.91%, due 3/25/2038	1,230,335 (c)
2,057,916	Series 2024-1B, Class B, 5.99%, due 9/15/2039	2,103,968 (c)
1,800,328	Series 2024-1B, Class D, 8.85%, due 9/15/2039	1,856,569 (c)
391,807	Honda Auto Receivables Owner Trust, Series 2023-2, Class A2, 5.41%, due 4/15/2026	391,532
HPEFS Equipment Trust
183,000	Series 2022-1A, Class B, 1.79%, due 5/21/2029	182,238 (c)
235,000	Series 2024-2A, Class A2, 5.50%, due 10/20/2031	235,658 (c)
5,731,000	Series 2024-2A, Class D, 5.82%, due 4/20/2032	5,803,746 (c)
8,626,723	Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.15%, due 5/20/2032	8,692,817 (c)
Hyundai Auto Receivables Trust
47,167	Series 2022-C, Class A2A, 5.35%, due 11/17/2025	47,153
453,970	Series 2023-C, Class A2A, 5.80%, due 1/15/2027	454,932
7,873	John Deere Owner Trust, Series 2022-C, Class A2, 4.98%, due 8/15/2025	7,869
JP Morgan Mortgage Trust
990,000	Series 2023-HE2, Class M1, (30 day USD SOFR Average + 2.25%), 7.59%, due 3/25/2054	1,000,391 (c)(f)
2,600,000	Series 2023-HE3, Class M1, (30 day USD SOFR Average + 2.10%), 7.44%, due 5/25/2054	2,621,157 (c)(f)
644,000	Series 2023-HE3, Class M2, (30 day USD SOFR Average + 2.50%), 7.84%, due 5/25/2054	650,791 (c)(f)
2,156,000	Series 2024-HE1, Class M1, (30 day USD SOFR Average + 2.00%), 7.34%, due 8/25/2054	2,168,391 (c)(f)
1,606,000	Series 2024-HE1, Class M2, (30 day USD SOFR Average + 2.40%), 7.74%, due 8/25/2054	1,615,220 (c)(f)
4,495,274	Series 2024-HE2, Class A1, (30 day USD SOFR Average + 1.20%), 6.54%, due 10/20/2054	4,497,800 (c)(f)
4,000,000	KKR CLO 25 Ltd., Series 25, Class DR, (3 mo. USD Term SOFR + 3.66%), 8.96%, due 7/15/2034	4,003,314 (c)(f)
Kubota Credit Owner Trust
71,696	Series 2023-2A, Class A2, 5.61%, due 7/15/2026	71,752 (c)
100,000	Series 2024-2A, Class A2, 5.45%, due 4/15/2027	100,442 (c)
5,427,000	Series 2024-2A, Class A4, 5.19%, due 5/15/2030	5,498,219 (c)
Magnetite XX Ltd.
250,000	Series 2018-20A, Class D, (3 mo. USD Term SOFR + 2.76%), 8.04%, due 4/20/2031	250,232 (c)(f)
250,000	Series 2018-20A, Class E, (3 mo. USD Term SOFR + 5.61%), 10.89%, due 4/20/2031	249,992 (c)(f)
500,000	Marble Point CLO XI Ltd., Series 2017-2A, Class D, (3 mo. USD Term SOFR + 3.06%), 8.34%, due 12/18/2030	498,740 (c)(f)
153,836	Mercedes-Benz Auto Lease Trust, Series 2023-A, Class A2, 5.24%, due 11/17/2025	153,745
Mercedes-Benz Auto Receivables Trust
55,769	Series 2023-1, Class A2, 5.09%, due 1/15/2026	55,735
420,879	Series 2023-2, Class A2, 5.92%, due 11/16/2026	421,824
8,848,657	MetroNet Infrastructure Issuer LLC, Series 2022-1A, Class A2, 6.35%, due 10/20/2052	9,034,297 (c)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Asset-Backed Securities – cont'd
Morgan Stanley Eaton Vance CLO Ltd.
$2,000,000	Series 2021-1A, Class E, (3 mo. USD Term SOFR + 7.01%), 12.29%, due 10/20/2034	$1,935,988 (c)(f)
1,000,000	Series 2022-16A, Class D1, (3 mo. USD Term SOFR + 3.25%), 8.55%, due 4/15/2035	1,002,764 (c)(f)
MVW LLC
1,713,671	Series 2021-2A, Class B, 1.83%, due 5/20/2039	1,597,503 (c)
2,496,705	Series 2022-1A, Class B, 4.40%, due 11/21/2039	2,448,353 (c)
3,348,622	Series 2023-2A, Class C, 7.06%, due 11/20/2040	3,430,763 (c)
1,132,992	Series 2023-2A, Class D, 9.33%, due 11/20/2040	1,165,113 (c)
4,608,626	Series 2024-1A, Class B, 5.51%, due 2/20/2043	4,663,213 (c)
2,912,868	Series 2024-1A, Class C, 6.20%, due 2/20/2043	2,953,469 (c)
107,634	MVW Owner Trust, Series 2018-1A, Class A, 3.45%, due 1/21/2036	107,463 (c)
Navient Private Education Refi Loan Trust
7,308,888	Series 2021-EA, Class A, 0.97%, due 12/16/2069	6,367,808 (c)
12,416,321	Series 2021-FA, Class A, 1.11%, due 2/18/2070	10,734,976 (c)
5,698,969	Series 2021-GA, Class A, 1.58%, due 4/15/2070	5,026,364 (c)
11,583,311	Series 2024-A, Class A, 5.66%, due 10/15/2072	11,792,109 (c)
94,284	Nissan Auto Lease Trust, Series 2023-B, Class A2A, 5.74%, due 8/15/2025	94,282
268,821	Nissan Auto Receivables Owner Trust, Series 2023-A, Class A2A, 5.34%, due 2/17/2026	268,698
1,000,000	Oaktree CLO Ltd., Series 2024-26A, Class E, (3 mo. USD Term SOFR + 6.50%), 11.83%, due 4/20/2037	1,013,841 (c)(f)
OCP CLO Ltd.
2,000,000	Series 2017-13A, Class DR, (3 mo. USD Term SOFR + 6.76%), 12.06%, due 7/15/2030	2,006,850 (c)(f)
3,800,000	Series 2017-14A, Class C, (3 mo. USD Term SOFR + 2.86%), 8.19%, due 11/20/2030	3,800,000 (c)(f)
1,800,000	Series 2017-14A, Class D, (3 mo. USD Term SOFR + 6.06%), 11.39%, due 11/20/2030	1,800,000 (c)(f)
1,550,000	Series 2020-19A, Class ER, (3 mo. USD Term SOFR + 6.76%), 12.04%, due 10/20/2034	1,547,749 (c)(f)
1,250,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class DR, (3 mo. USD Term SOFR + 3.16%), 8.44%, due 7/2/2035	1,254,319 (c)(f)
2,500,000	OHA Credit Funding 6 Ltd., Series 2020-6A, Class DR, (3 mo. USD Term SOFR + 3.41%), 8.69%, due 7/20/2034	2,506,442 (c)(f)
7,274,000	OneMain Financial Issuance Trust, Series 2022-2A, Class A, 4.89%, due 10/14/2034	7,235,762 (c)
3,500,000	Palmer Square CLO Ltd., Series 2015-1A, Class DR4, (3 mo. USD Term SOFR + 6.76%), 12.09%, due 5/21/2034	3,498,943 (c)(f)
2,000,000	Parallel Ltd., Series 2020-1A, Class DR, (3 mo. USD Term SOFR + 6.76%), 12.04%, due 7/20/2034	1,961,888 (c)(f)
Porsche Financial Auto Securitization Trust
271,265	Series 2023-2A, Class A2A, 5.88%, due 11/23/2026	271,540 (c)
62,071	Series 2023-1A, Class A2, 5.42%, due 12/22/2026	62,043 (c)
300,000	PPM CLO 3 Ltd., Series 2019-3A, Class DR, (3 mo. USD Term SOFR + 3.36%), 8.65%, due 4/17/2034	300,369 (c)(f)
Prestige Auto Receivables Trust
6,042,000	Series 2021-1A, Class C, 1.53%, due 2/15/2028	5,889,795 (c)
7,355,000	Series 2021-1A, Class D, 2.08%, due 2/15/2028	6,951,831 (c)
1,625,000	Regatta XX Funding Ltd., Series 2021-2A, Class E, (3 mo. USD Term SOFR + 6.51%), 11.81%, due 10/15/2034	1,626,670 (c)(f)
1,000,000	Riserva CLO Ltd., Series 2016-3A, Class ERR, (3 mo. USD Term SOFR + 6.76%), 12.04%, due 1/18/2034	975,239 (c)(f)
2,500,000	RRX 5 Ltd., Series 2021-5A, Class D, (3 mo. USD Term SOFR + 6.59%), 11.89%, due 7/15/2034	2,487,802 (c)(f)
1,000,000	RRX 6 Ltd., Series 2021-6A, Class D, (3 mo. USD Term SOFR + 6.62%), 11.92%, due 1/15/2037	979,981 (c)(f)
Sandstone Peak Ltd.
1,500,000	Series 2021-1A, Class D, (3 mo. USD Term SOFR + 3.81%), 9.11%, due 10/15/2034	1,504,694 (c)(f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Asset-Backed Securities – cont'd
$1,000,000	Series 2021-1A, Class E, (3 mo. USD Term SOFR + 7.06%), 12.36%, due 10/15/2034	$997,380 (c)(f)
2,132,000	Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45%, due 3/15/2030	2,148,146
SBNA Auto Lease Trust
173,346	Series 2024-A, Class A2, 5.45%, due 1/20/2026	173,308 (c)
168,016	Series 2023-A, Class A2, 6.27%, due 4/20/2026	168,576 (c)
146,000	SCCU Auto Receivables Trust, Series 2024-1A, Class A2, 5.45%, due 12/15/2027	146,102 (c)
SFS Auto Receivables Securitization Trust
868,000	Series 2024-2A, Class A2, 5.71%, due 10/20/2027	870,107 (c)
4,009,000	Series 2024-1A, Class C, 5.51%, due 1/20/2032	4,062,966 (c)
Sierra Timeshare Receivables Funding LLC
576,406	Series 2019-3A, Class D, 4.18%, due 8/20/2036	572,866 (c)
545,994	Series 2020-2A, Class C, 3.51%, due 7/20/2037	534,369 (c)
288,283	Series 2021-2A, Class C, 1.95%, due 9/20/2038	272,219 (c)
1,411,427	Series 2021-2A, Class D, 3.23%, due 9/20/2038	1,321,666 (c)
1,611,409	Series 2022-1A, Class D, 6.00%, due 10/20/2038	1,547,556 (c)
930,215	Series 2023-1A, Class C, 7.00%, due 1/20/2040	946,146 (c)
948,118	Series 2023-2A, Class C, 7.30%, due 4/20/2040	972,174 (c)
1,593,182	Series 2023-2A, Class D, 9.72%, due 4/20/2040	1,627,537 (c)
469,214	Series 2023-3A, Class C, 7.12%, due 9/20/2040	478,684 (c)
5,942,000	Series 2024-2A, Class C, 5.83%, due 6/20/2041	5,967,548 (c)
3,848,734	Series 2024-1A, Class C, 5.94%, due 1/20/2043	3,900,476 (c)
1,118,799	Series 2024-1A, Class D, 8.02%, due 1/20/2043	1,138,524 (c)
Signal Peak CLO 11 Ltd.
2,000,000	Series 2024-11A, Class D1, (3 mo. USD Term SOFR + 3.10%), 8.42%, due 7/18/2037	2,007,165 (c)(f)
1,000,000	Series 2024-11A, Class E, (3 mo. USD Term SOFR + 6.00%), 11.32%, due 7/18/2037	1,003,953 (c)(f)
3,250,000	Signal Peak CLO 7 Ltd., Series 2019-1A, Class D, (3 mo. USD Term SOFR + 4.11%), 9.37%, due 4/30/2032	3,252,014 (c)(f)
1,597,000	SoFi Professional Loan Program LLC, Series 2020-A, Class BFX, 3.12%, due 5/15/2046	1,354,791 (c)
8,192,000	Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, due 12/22/2031	8,278,358 (c)
7,090,000	Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, due 10/25/2048	7,172,076 (c)
7,234,000	Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, due 7/30/2054	7,404,620 (c)
1,100,000	Symphony CLO 44 Ltd., Series 2024-44A, Class E, (3 mo. USD Term SOFR + 6.15%), 11.48%, due 7/14/2037	1,107,461 (c)(f)
11,287,942	Taco Bell Funding LLC, Series 2021-1A, Class A2I, 1.95%, due 8/25/2051	10,392,397 (c)
137,575	Tesla Auto Lease Trust, Series 2023-B, Class A2, 6.02%, due 9/22/2025	137,747 (c)
TIF Funding III LLC
4,991,025	Series 2024-1A, Class B, 5.58%, due 4/20/2049	5,038,475 (c)
3,185,325	Series 2024-1A, Class C, 6.31%, due 4/20/2049	3,229,116 (c)
Towd Point Mortgage Trust
8,644,857	Series 2024-CES1, Class A1A, 5.85%, due 1/25/2064	8,655,156 (c)
1,104,104	Series 2024-CES1, Class A1B, 6.05%, due 1/25/2064	1,103,958 (c)
10,066,900	Series 2024-CES2, Class A1A, 6.13%, due 2/25/2064	10,163,265 (c)
Toyota Auto Receivables Owner Trust
56,081	Series 2023-A, Class A2, 5.05%, due 1/15/2026	56,033
67,277	Series 2022-D, Class A2A, 5.27%, due 1/15/2026	67,239
90,162	Series 2023-B, Class A2A, 5.28%, due 5/15/2026	90,089
440,065	Series 2023-D, Class A2A, 5.80%, due 11/16/2026	440,952
Trafigura Securitisation Finance PLC
4,245,000	Series 2024-1A, Class A2, 5.98%, due 11/15/2027	4,311,069 (c)
6,208,000	Series 2024-1A, Class B, 7.29%, due 11/15/2027	6,271,850 (c)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Asset-Backed Securities – cont'd
	$1,300,000	Trestles CLO II Ltd., Series 2018-2A, Class ER, (3 mo. USD Term SOFR + 6.60%), 11.92%, due 7/25/2037	$1,313,104 (c)(f)
	1,200,000	TRESTLES CLO Ltd., Series 2017-1A, Class ERR, (3 mo. USD Term SOFR + 5.95%), 11.22%, due 7/25/2037	1,200,000 (c)(f)(j)
	1,500,000	Trinitas CLO XVI Ltd., Series 2021-16A, Class D, (3 mo. USD Term SOFR + 3.56%), 8.84%, due 7/20/2034	1,501,300 (c)(f)
	5,114,641	U.S. Bank NA, Series 2023-1, Class B, 6.79%, due 8/25/2032	5,160,341 (c)
	2,500,000	Verde CLO Ltd., Series 2019-1A, Class DR, (3 mo. USD Term SOFR + 3.51%), 8.81%, due 4/15/2032	2,503,262 (c)(f)
Verizon Master Trust
	337,000	Series 2022-7, Class A1B, (30 day USD SOFR Average + 0.85%), 6.19%, due 11/22/2027	337,447 (f)
	274,000	Series 2024-3, Class A1B, (30 day USD SOFR Average + 0.58%), 5.92%, due 4/22/2030	274,290 (f)
	392,034	Volkswagen Auto Lease Trust, Series 2023-A, Class A2A, 5.87%, due 1/20/2026	392,466
	250,000	Voya CLO Ltd., Series 2018-3A, Class E, (3 mo. USD Term SOFR + 6.01%), 11.31%, due 10/15/2031	243,786 (c)(f)
	1,750,000	Wellington Management CLO 3 Ltd., Series 2024-3A, Class D1, (3.00% - 3 mo. USD Term SOFR), 1.00%, due 7/18/2037	1,750,000 (c)(f)(g)
	1,500,000	Whitebox CLO III Ltd., Series 2021-3A, Class E, (3 mo. USD Term SOFR + 7.11%), 12.41%, due 10/15/2034	1,507,615 (c)(f)
World Omni Auto Receivables Trust
	148,005	Series 2023-A, Class A2A, 5.18%, due 7/15/2026	147,837
	449,407	Series 2023-B, Class A2A, 5.25%, due 11/16/2026	449,046
Ziply Fiber Issuer LLC
	4,347,000	Series 2024-1A, Class A2, 6.64%, due 4/20/2054	4,481,394 (c)
	6,500,000	Series 2024-1A, Class C, 11.17%, due 4/20/2054	6,622,239 (c)
Total Asset-Backed Securities (Cost $476,862,901)			479,715,839

Corporate Bonds 25.6%
Advertising 0.1%
Clear Channel Outdoor Holdings, Inc.
	1,030,000	5.13%, due 8/15/2027	997,690 (c)
	1,110,000	9.00%, due 9/15/2028	1,178,617 (c)
	1,515,000	Neptune Bidco U.S., Inc., 9.29%, due 4/15/2029	1,483,743 (c)
EUR	890,000	Summer BC Holdco B SARL, 5.75%, due 10/31/2026	958,791 (k)
4,618,841
Aerospace & Defense 0.4%
	$12,395,000	Boeing Co., 5.81%, due 5/1/2050	11,550,399
Bombardier, Inc.
	1,420,000	7.25%, due 7/1/2031	1,461,834 (c)
	395,000	7.00%, due 6/1/2032	403,874 (c)
	3,810,000	L3Harris Technologies, Inc., 5.40%, due 7/31/2033	3,879,713
TransDigm, Inc.
	380,000	5.50%, due 11/15/2027	375,232
	1,140,000	6.75%, due 8/15/2028	1,161,913 (c)
	405,000	4.63%, due 1/15/2029	383,008
	380,000	6.38%, due 3/1/2029	387,068 (c)
	455,000	7.13%, due 12/1/2031	472,239 (c)
20,075,280
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Agriculture 0.4%
	$9,375,000	Imperial Brands Finance PLC, 5.88%, due 7/1/2034	$9,404,150 (c)
	7,830,000	Philip Morris International, Inc., 5.38%, due 2/15/2033	7,986,225
			17,390,375
Airlines 0.0%(l)
EUR	400,000	Air France-KLM, 4.63%, due 5/23/2029	433,458 (k)
	$790,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 4/20/2029	771,991 (c)
	525,000	United Airlines, Inc., 4.38%, due 4/15/2026	511,868 (c)
			1,717,317
Apparel 0.1%
EUR	2,388,000	Birkenstock Financing SARL, 5.25%, due 4/30/2029	2,603,632 (k)
EUR	900,000	CT Investment GmbH, 6.38%, due 4/15/2030	991,713 (k)
EUR	100,000	PVH Corp., 4.13%, due 7/16/2029	109,682
			3,705,027
Auto Manufacturers 0.2%
	$585,000	General Motors Financial Co., Inc., 1.20%, due 10/15/2024	579,631
	200,000	Hyundai Capital America, 5.50%, due 3/30/2026	201,305 (c)
EUR	1,987,000	Jaguar Land Rover Automotive PLC, 4.50%, due 7/15/2028	2,151,264 (k)
		Volkswagen Group of America Finance LLC
	$200,000	(Secured Overnight Financing Rate + 0.93%), 6.30%, due 9/12/2025	201,090 (c)(f)
	1,035,000	(Secured Overnight Financing Rate + 0.83%), 6.20%, due 3/20/2026	1,040,172 (c)(f)
EUR	4,500,000	Volkswagen International Finance NV, 3.75%, due 12/28/2027	4,663,144 (k)(m)(n)
			8,836,606
Auto Parts & Equipment 0.3%
EUR	1,436,000	Dana Financing Luxembourg SARL, 8.50%, due 7/15/2031	1,685,339 (k)
		Forvia SE
EUR	300,000	3.13%, due 6/15/2026	319,123 (k)
EUR	380,000	2.38%, due 6/15/2027	390,692 (k)
EUR	180,000	3.75%, due 6/15/2028	189,627 (k)
EUR	1,510,000	5.50%, due 6/15/2031	1,663,099 (k)
		Goodyear Tire & Rubber Co.
	$1,250,000	5.00%, due 7/15/2029	1,179,750
	320,000	5.25%, due 4/30/2031	298,402
EUR	200,000	Grupo Antolin-Irausa SA, 3.50%, due 4/30/2028	177,656 (k)
EUR	2,458,000	IHO Verwaltungs GmbH, 3.88% Cash/4.63% PIK, due 5/15/2027	2,603,642 (k)(o)
EUR	1,100,000	Schaeffler AG, 4.50%, due 3/28/2030	1,182,855 (k)
EUR	1,200,000	Valeo SE, 5.88%, due 4/12/2029	1,378,243 (k)
EUR	2,100,000	ZF Europe Finance BV, 3.00%, due 10/23/2029	2,089,647 (k)
EUR	900,000	ZF Finance GmbH, 3.75%, due 9/21/2028	943,204 (k)
		ZF North America Capital, Inc.
	$585,000	6.88%, due 4/14/2028	599,608 (c)
	400,000	6.75%, due 4/23/2030	407,471 (c)
	505,000	6.88%, due 4/23/2032	522,123 (c)
			15,630,481
Banks 7.7%
	50,000	ABN AMRO Bank NV, 3.32%, due 3/13/2037	42,045 (c)(m)
EUR	300,000	AMCO - Asset Management Co. SpA, 0.75%, due 4/20/2028	292,304 (k)
	$5,815,000	Australia & New Zealand Banking Group Ltd., 5.67%, due 10/3/2025	5,870,552
	1,600,000	Banco Bilbao Vizcaya Argentaria SA, 6.50%, due 3/5/2025	1,593,805 (m)(n)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Banks – cont'd
Banco Bradesco SA
	$200,000	3.20%, due 1/27/2025	$197,358 (c)
	256,000	4.38%, due 3/18/2027	250,817 (c)
	200,000	Banco de Bogota SA, 6.25%, due 5/12/2026	199,130 (k)
	90,000	Banco de Credito del Peru SA, 2.70%, due 1/11/2025	88,715 (c)
	1,900,000	Banco do Brasil SA, 8.75%, due 10/15/2024	1,935,617 (k)(m)(n)
	1,500,000	Banco Mercantil del Norte SA, 6.63%, due 1/24/2032	1,360,840 (c)(m)(n)
	150,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, due 4/17/2025	149,497 (c)
	211,000	Banco Votorantim SA, 4.50%, due 9/24/2024	209,825 (c)
Bangkok Bank PCL
	200,000	4.30%, due 6/15/2027	196,692 (c)
	1,270,000	5.65%, due 7/5/2034	1,302,338 (c)
	200,000	Bank Negara Indonesia Persero Tbk. PT, 3.75%, due 3/30/2026	192,270 (k)
Bank of America Corp.
	235,000	4.00%, due 1/22/2025	233,488
	508,000	4.30%, due 1/28/2025	500,366 (m)(n)
	1,450,000	6.10%, due 3/17/2025	1,445,605 (m)(n)
	805,000	3.09%, due 10/1/2025	801,612 (m)
	4,790,000	4.38%, due 1/27/2027	4,523,965 (m)(n)
	6,735,000	4.95%, due 7/22/2028	6,753,388 (m)
	3,380,000	2.97%, due 2/4/2033	2,930,469 (m)
	5,520,000	5.47%, due 1/23/2035	5,644,393 (m)
	4,260,000	Bank of Montreal, 5.30%, due 6/5/2026	4,300,214
	835,000	Bank of New York Mellon, (Secured Overnight Financing Rate + 0.45%), 5.82%, due 3/13/2026	835,367 (f)
Bank of New York Mellon Corp.
	634,000	(Secured Overnight Financing Rate + 0.20%), 5.57%, due 10/25/2024	634,020 (f)
	11,125,000	3.75%, due 12/20/2026	10,265,887 (m)(n)
EUR	100,000	Bank of New Zealand, 2.55%, due 6/29/2027	106,621 (k)
	$6,630,000	Bank of Nova Scotia, 5.35%, due 12/7/2026	6,709,535
Banque Federative du Credit Mutuel SA
EUR	200,000	(10 yr. EURIBOR ICE Swap + 0.10%, Cap 8.00%, Floor 0.00%), 2.88%, due 2/25/2025	199,756 (f)(n)
	$2,555,000	5.90%, due 7/13/2026	2,602,735 (c)
	1,745,000	5.09%, due 1/23/2027	1,752,447 (c)
	4,825,000	4.75%, due 7/13/2027	4,814,132 (c)
EUR	140,000	Barclays Bank PLC, (3 mo. EUR EURIBOR + 0.71%), 4.43%, due 9/15/2024	143,915 (f)(k)(n)
Barclays PLC
	$3,550,000	4.38%, due 3/15/2028	3,079,110 (m)(n)
	2,065,000	8.00%, due 3/15/2029	2,120,854 (m)(n)
	3,090,000	9.63%, due 12/15/2029	3,374,595 (m)(n)
BNP Paribas SA
	4,840,000	4.63%, due 1/12/2027	4,451,973 (c)(m)(n)
	690,000	9.25%, due 11/17/2027	740,318 (c)(m)(n)
	655,000	4.50%, due 2/25/2030	539,554 (c)(m)(n)
	1,965,000	4.63%, due 2/25/2031	1,645,789 (c)(m)(n)
BPCE SA
	3,515,000	5.94%, due 5/30/2035	3,584,616 (c)(m)
	3,200,000	3.65%, due 1/14/2037	2,730,596 (c)(m)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Banks – cont'd
Citigroup, Inc.
	$675,000	5.00%, due 9/12/2024	$673,113 (m)(n)
	440,000	4.70%, due 1/30/2025	434,273 (m)(n)
	245,000	4.00%, due 12/10/2025	234,543 (m)(n)
	340,000	(Secured Overnight Financing Rate + 0.69%), 6.06%, due 1/25/2026	340,337 (f)
	6,330,000	3.88%, due 2/18/2026	5,999,200 (m)(n)
	1,144,000	(Secured Overnight Financing Rate + 1.53%), 6.90%, due 3/17/2026	1,150,875 (f)
	3,140,000	4.15%, due 11/15/2026	2,911,621 (m)(n)
	3,670,000	7.13%, due 8/15/2029	3,672,775 (m)(n)
	4,340,000	7.00%, due 8/15/2034	4,402,526 (m)(n)
Citizens Financial Group, Inc.
	2,400,000	(3 mo. USD Term SOFR + 3.26%), 8.58%, due 10/6/2024	2,381,049 (f)(n)
	1,203,000	(3 mo. USD Term SOFR + 3.42%), 8.73%, due 10/6/2024	1,193,613 (f)(n)
	800,000	Commerzbank AG, 7.00%, due 4/9/2025	795,704 (k)(m)(n)
Commonwealth Bank of Australia
	7,545,000	5.50%, due 9/12/2025	7,601,394
EUR	200,000	0.75%, due 2/28/2028	200,583 (k)
EUR	100,000	Crelan SA, 6.00%, due 2/28/2030	117,594 (k)(m)
	$200,000	DBS Group Holdings Ltd., 5.48%, due 9/12/2025	201,543 (c)
	200,000	Development Bank of Kazakhstan JSC, 5.50%, due 4/15/2027	198,930 (c)
	200,000	DIB Sukuk Ltd., 2.95%, due 1/16/2026	193,144 (k)
	2,035,000	Emirates NBD Bank PJSC, 6.13%, due 3/20/2025	2,020,564 (k)(m)(n)
Fifth Third Bancorp
	1,793,000	(3 mo. USD Term SOFR + 3.29%), 8.63%, due 9/3/2024	1,777,077 (f)(n)
	1,661,000	1.71%, due 11/1/2027	1,544,070 (m)
	4,070,000	4.34%, due 4/25/2033	3,791,518 (m)
	1,490,000	Goldman Sachs Bank USA, (Secured Overnight Financing Rate + 0.75%), 6.12%, due 5/21/2027	1,490,604 (f)
Goldman Sachs Group, Inc.
	736,000	4.95%, due 2/10/2025	728,912 (m)(n)
	685,000	3.80%, due 5/10/2026	643,198 (m)(n)
	1,060,000	3.65%, due 8/10/2026	979,415 (m)(n)
	1,345,000	4.13%, due 11/10/2026	1,259,222 (m)(n)
	6,170,000	7.50%, due 5/10/2029	6,359,178 (m)(n)
	1,235,000	Grupo Aval Ltd., 4.38%, due 2/4/2030	1,051,041 (c)
HSBC Holdings PLC
	1,510,000	4.00%, due 3/9/2026	1,440,730 (m)(n)
	1,555,000	8.00%, due 3/7/2028	1,643,531 (m)(n)
	1,170,000	4.70%, due 3/9/2031	1,010,433 (m)(n)
Huntington Bancshares, Inc.
	1,643,000	(3 mo. USD Term SOFR + 3.14%), 8.44%, due 10/15/2024	1,612,664 (f)(n)
	2,256,000	4.45%, due 10/15/2027	2,075,568 (m)(n)
	523,000	5.63%, due 7/15/2030	500,952 (m)(n)
	3,690,000	5.71%, due 2/2/2035	3,730,440 (m)
ING Groep NV
	803,000	6.50%, due 4/16/2025	800,089 (m)(n)
	2,895,000	5.75%, due 11/16/2026	2,806,163 (m)(n)
	4,892,000	3.88%, due 5/16/2027	4,213,848 (m)(n)
EUR	100,000	0.25%, due 2/18/2029	96,597 (k)(m)
	$2,785,000	Intesa Sanpaolo SpA, 7.78%, due 6/20/2054	2,991,634 (c)(m)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Banks – cont'd
JPMorgan Chase & Co.
	$731,000	5.00%, due 8/1/2024	$731,000 (m)(n)
	441,000	(3 mo. USD Term SOFR + 2.84%), 8.09%, due 11/1/2024	444,259 (f)(n)
	260,000	4.60%, due 2/1/2025	258,045 (m)(n)
	710,000	3.65%, due 6/1/2026	674,211 (m)(n)
	1,490,000	(Secured Overnight Financing Rate + 0.89%), 6.25%, due 4/22/2027	1,495,944 (f)
	7,500,000	2.18%, due 6/1/2028	6,979,502 (m)
	4,545,000	3.33%, due 4/22/2052	3,302,128 (m)
	200,000	KEB Hana Bank, 3.25%, due 3/30/2027	192,520 (c)
Kreditanstalt fuer Wiederaufbau
EUR	224,000	0.00%, due 6/15/2026	230,462 (k)
EUR	82,000	1.25%, due 6/30/2027	85,433 (k)
EUR	39,000	0.75%, due 1/15/2029	39,013 (k)
EUR	124,000	0.00%, due 9/15/2031	111,881 (k)
Lloyds Banking Group PLC
	$1,055,000	7.50%, due 9/27/2025	1,058,713 (m)(n)
	2,185,000	8.00%, due 9/27/2029	2,268,729 (m)(n)
	7,855,000	5.68%, due 1/5/2035	8,045,441 (m)
M&T Bank Corp.
	665,000	5.00%, due 2/1/2025	659,692 (m)(n)
	3,685,000	3.50%, due 9/1/2026	3,176,709 (m)(n)
	2,205,000	6.08%, due 3/13/2032	2,262,419 (m)
	2,015,000	Mizuho Financial Group, Inc., 1.55%, due 7/9/2027	1,887,374 (m)
Morgan Stanley
	1,440,000	(Secured Overnight Financing Rate + 0.95%), 6.32%, due 2/18/2026	1,443,778 (f)
	6,270,000	5.25%, due 4/21/2034	6,299,147 (m)
EUR	300,000	3.96%, due 3/21/2035	330,067 (m)
	$3,400,000	5.83%, due 4/19/2035	3,552,306 (m)
	3,835,000	5.95%, due 1/19/2038	3,917,588 (m)
EUR	200,000	National Australia Bank Ltd., 2.35%, due 8/30/2029	210,433 (k)
EUR	200,000	Nationale-Nederlanden Bank NV, 1.00%, due 9/25/2028	200,775 (k)
NatWest Group PLC
	$1,020,000	6.00%, due 12/29/2025	1,006,835 (m)(n)
	3,215,000	4.60%, due 6/28/2031	2,635,089 (m)(n)
	4,195,000	8.13%, due 11/10/2033	4,343,767 (m)(n)
	7,710,000	3.03%, due 11/28/2035	6,679,641 (m)
Nordea Bank Abp
	4,435,000	1.50%, due 9/30/2026	4,127,768 (c)
	475,000	(Secured Overnight Financing Rate + 0.74%), 6.11%, due 3/19/2027	476,763 (c)(f)
	3,400,000	3.75%, due 3/1/2029	2,876,738 (c)(m)(n)
EUR	200,000	Permanent TSB Group Holdings PLC, 3.00%, due 8/19/2031	209,365 (k)(m)
	$200,000	Philippine National Bank, 3.28%, due 9/27/2024	199,039 (k)
PNC Financial Services Group, Inc.
	7,168,000	3.40%, due 9/15/2026	6,408,783 (m)(n)
	1,625,000	6.25%, due 3/15/2030	1,584,125 (m)(n)
	3,330,000	6.88%, due 10/20/2034	3,706,001 (m)
Royal Bank of Canada
	1,105,000	(Secured Overnight Financing Rate Index + 0.44%), 5.81%, due 1/21/2025	1,105,696 (f)
	5,615,000	4.95%, due 4/25/2025	5,604,228
	5,345,000	Santander U.K. Group Holdings PLC, 6.83%, due 11/21/2026	5,442,340 (m)
	3,400,000	Skandinaviska Enskilda Banken AB, 5.13%, due 5/13/2025	3,351,465 (k)(m)(n)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Banks – cont'd
	$200,000	Standard Chartered PLC, 6.19%, due 7/6/2027	$203,636 (c)(m)
		State Street Corp.
	665,000	2.35%, due 11/1/2025	660,030 (m)
	4,600,000	1.75%, due 2/6/2026	4,515,325 (m)
	3,105,000	2.90%, due 3/30/2026	3,051,996 (m)
		Sumitomo Mitsui Financial Group, Inc.
	2,090,000	2.63%, due 7/14/2026	2,002,053
	1,945,000	3.01%, due 10/19/2026	1,869,676
	7,330,000	Svenska Handelsbanken AB, 5.25%, due 6/15/2026	7,402,543 (c)
		Toronto-Dominion Bank
	3,895,000	3.77%, due 6/6/2025	3,851,146
	3,500,000	5.53%, due 7/17/2026	3,542,615
		Truist Financial Corp.
	5,125,000	4.80%, due 9/1/2024	5,048,148 (m)(n)
	4,645,000	5.44%, due 1/24/2030	4,716,576 (m)
	355,000	5.10%, due 3/1/2030	331,570 (m)(n)
	5,530,000	5.87%, due 6/8/2034	5,706,509 (m)
		Turkiye Vakiflar Bankasi TAO
	280,000	9.00%, due 10/12/2028	295,288 (c)
	1,750,000	8.99%, due 10/5/2034	1,765,750 (c)(m)
	10,335,000	U.S. Bancorp, 3.70%, due 1/15/2027	9,350,319 (m)(n)
		UBS AG
	1,000,000	4.75%, due 8/9/2024	999,767
	215,000	3.63%, due 9/9/2024	214,517
		UBS Group AG
	3,551,000	6.88%, due 8/7/2025	3,542,123 (k)(m)(n)
EUR	100,000	(3 mo. EUR EURIBOR + 1.00%), 4.66%, due 1/16/2026	108,561 (f)(k)
EUR	100,000	2.13%, due 10/13/2026	106,320 (k)(m)
	$795,000	4.88%, due 2/12/2027	748,712 (c)(m)(n)
	6,895,000	4.70%, due 8/5/2027	6,832,335 (c)(m)
	420,000	4.38%, due 2/10/2031	350,887 (c)(m)(n)
	4,205,000	9.25%, due 11/13/2033	4,758,609 (c)(m)(n)
EUR	250,000	UniCredit SpA, 3.88%, due 6/3/2027	253,582 (k)(m)(n)
EUR	100,000	Virgin Money U.K. PLC, 4.00%, due 3/18/2028	109,355 (k)(m)
		Wells Fargo & Co.
	$1,410,000	3.90%, due 3/15/2026	1,352,509 (m)(n)
	2,195,000	7.63%, due 9/15/2028	2,334,759 (m)(n)
	5,030,000	6.49%, due 10/23/2034	5,480,643 (m)
	1,515,000	Wells Fargo Bank NA, (Secured Overnight Financing Rate + 1.07%), 6.44%, due 12/11/2026	1,533,165 (f)
		Westpac Banking Corp.
	5,850,000	5.51%, due 11/17/2025	5,905,601
	3,110,000	3.02%, due 11/18/2036	2,623,369 (m)
		Yapi ve Kredi Bankasi AS
	200,000	9.25%, due 10/16/2028	213,795 (c)
	600,000	9.74%, due 4/4/2029	603,330 (c)(m)(n)
			360,617,721
Beverages 0.2%
		Molson Coors Beverage Co.
EUR	223,000	3.80%, due 6/15/2032	247,048
	$8,160,000	4.20%, due 7/15/2046	6,724,708
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Beverages – cont'd
	$600,000	Pepsico Singapore Financing I Pte. Ltd., (Secured Overnight Financing Rate Index + 0.56%), 5.92%, due 2/16/2027	$602,039 (f)
	725,000	PepsiCo, Inc., (Secured Overnight Financing Rate Index + 0.40%), 5.76%, due 2/13/2026	726,997 (f)
8,300,792
Biotechnology 0.1%
Amgen, Inc.
	554,000	5.25%, due 3/2/2025	553,528
	6,420,000	5.75%, due 3/2/2063	6,463,261
7,016,789
Building Materials 0.2%
	565,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	561,731 (c)
	3,000,000	Cemex SAB de CV, 9.13%, due 3/14/2028	3,235,833 (c)(m)(n)
Cornerstone Building Brands, Inc.
	615,000	6.13%, due 1/15/2029	506,768 (c)
	285,000	9.50%, due 8/15/2029	285,356 (c)(g)
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
	425,000	6.63%, due 12/15/2030	432,979 (c)
	300,000	6.75%, due 7/15/2031	305,932 (c)
EUR	310,000	HT Troplast GmbH, 9.38%, due 7/15/2028	336,945 (k)
	$130,000	Masterbrand, Inc., 7.00%, due 7/15/2032	133,563 (c)
Standard Industries, Inc.
	1,090,000	4.38%, due 7/15/2030	992,990 (c)
	785,000	3.38%, due 1/15/2031	671,548 (c)
	305,000	6.50%, due 8/15/2032	305,555 (c)(g)
7,769,200
Chemicals 0.3%
	560,000	Avient Corp., 7.13%, due 8/1/2030	574,982 (c)
	200,000	Consolidated Energy Finance SA, 12.00%, due 2/15/2031	197,449 (c)
INEOS Finance PLC
	715,000	6.75%, due 5/15/2028	717,913 (c)
	1,115,000	7.50%, due 4/15/2029	1,134,991 (c)
EUR	1,627,000	INEOS Quattro Finance 1 PLC, 3.75%, due 7/15/2026	1,721,096 (k)
Kronos International, Inc.
EUR	215,000	3.75%, due 9/15/2025	230,357 (k)
EUR	576,000	9.50%, due 3/15/2029	675,340 (k)
EUR	440,000	Lune Holdings SARL, 5.63%, due 11/15/2028	420,521 (k)
	$200,000	MEGlobal Canada ULC, 5.00%, due 5/18/2025	198,324 (c)
	1,270,000	NOVA Chemicals Corp., 8.50%, due 11/15/2028	1,347,886 (c)
Olympus Water U.S. Holding Corp.
EUR	525,000	3.88%, due 10/1/2028	537,171 (k)
	$860,000	4.25%, due 10/1/2028	792,966 (c)
EUR	457,000	9.63%, due 11/15/2028	531,340 (k)
	$1,265,000	9.75%, due 11/15/2028	1,344,276 (c)
	265,000	6.25%, due 10/1/2029	243,178 (c)
	770,000	7.25%, due 6/15/2031	770,554 (c)
	200,000	Orbia Advance Corp. SAB de CV, 1.88%, due 5/11/2026	187,743 (k)
EUR	1,000,000	Synthomer PLC, 7.38%, due 5/2/2029	1,144,403 (k)
	$1,300,000	Tronox, Inc., 4.63%, due 3/15/2029	1,184,061 (c)
	530,000	Vibrantz Technologies, Inc., 9.00%, due 2/15/2030	474,416 (c)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Chemicals – cont'd
		WR Grace Holdings LLC
	$1,080,000	5.63%, due 8/15/2029	$988,263 (c)
	470,000	7.38%, due 3/1/2031	482,606 (c)
			15,899,836
Commercial Services 0.7%
		AA Bond Co. Ltd.
GBP	149,195	6.50%, due 1/31/2026	191,125 (c)
GBP	155,875	6.50%, due 1/31/2026	199,683 (k)
GBP	1,268,000	8.45%, due 7/31/2050	1,738,743 (k)
	$632,000	ADT Security Corp., 4.88%, due 7/15/2032	587,575 (c)
	740,000	Allied Universal Holdco LLC, 7.88%, due 2/15/2031	752,882 (c)
	740,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, due 6/1/2029	644,758 (c)
GBP	975,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.88%, due 6/1/2028	1,150,663 (k)
GBP	651,000	BCP V Modular Services Finance II PLC, 6.13%, due 11/30/2028	775,085 (k)
EUR	495,000	BCP V Modular Services Finance PLC, 6.75%, due 11/30/2029	455,809 (k)
	$200,000	Bidvest Group U.K. PLC, 3.63%, due 9/23/2026	189,770 (c)
	2,175,000	Block, Inc., 6.50%, due 5/15/2032	2,210,239 (c)
	1,365,000	Boost Newco Borrower LLC, 7.50%, due 1/15/2031	1,437,718 (c)
GBP	1,513,000	Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.50%, due 1/15/2031	2,093,776 (k)
	$1,705,000	Champions Financing, Inc., 8.75%, due 2/15/2029	1,739,010 (c)
	247,000	CMHI Finance BVI Co. Ltd., 4.00%, due 6/1/2027	242,031 (k)
		Garda World Security Corp.
	630,000	7.75%, due 2/15/2028	650,096 (c)
	720,000	8.25%, due 8/1/2032	721,025 (c)
	2,055,000	Georgetown University, 2.94%, due 4/1/2050	1,426,154
	210,000	Herc Holdings, Inc., 6.63%, due 6/15/2029	214,413 (c)
EUR	600,000	House of HR Group BV, 9.00%, due 11/3/2029	679,209 (k)
	$200,000	Korea Expressway Corp., 1.13%, due 5/17/2026	187,647 (c)
EUR	994,000	Loxam SAS, 5.75%, due 7/15/2027	1,073,277 (k)
	$1,693,000	Movida Europe SA, 7.85%, due 4/11/2029	1,588,044 (c)
EUR	1,066,000	Multiversity SpA, (3 mo. EUR EURIBOR + 4.25%, Floor 4.25%), 7.91%, due 10/30/2028	1,158,293 (f)(k)
EUR	400,000	Pachelbel Bidco SpA, 7.13%, due 5/17/2031	449,435 (k)
		Prime Security Services Borrower LLC/Prime Finance, Inc.
	$795,000	5.75%, due 4/15/2026	794,382 (c)
	590,000	6.25%, due 1/15/2028	588,061 (c)
EUR	610,000	Q-Park Holding I BV, 5.13%, due 3/1/2029	673,940 (k)
GBP	560,000	RAC Bond Co. PLC, 5.25%, due 11/4/2046	681,505 (k)
EUR	1,066,467	Techem Verwaltungsgesellschaft 674 GmbH, 6.00%, due 7/30/2026	1,154,184 (k)
EUR	1,240,000	Verisure Holding AB, 3.25%, due 2/15/2027	1,299,201 (k)
EUR	1,627,000	Verisure Midholding AB, 5.25%, due 2/15/2029	1,742,754 (k)
	$1,240,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	1,294,284 (c)
			30,784,771
Computers 0.1%
	805,000	Ahead DB Holdings LLC, 6.63%, due 5/1/2028	765,675 (c)
	285,000	Amentum Escrow Corp., 7.25%, due 8/1/2032	291,073 (c)(g)
	1,015,000	ASGN, Inc., 4.63%, due 5/15/2028	972,560 (c)
	1,925,000	Fortress Intermediate 3, Inc., 7.50%, due 6/1/2031	1,973,779 (c)
	710,000	McAfee Corp., 7.38%, due 2/15/2030	662,293 (c)
			4,665,380
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Cosmetics - Personal Care 0.0%(l)
	$790,000	Coty, Inc., 5.00%, due 4/15/2026	$781,456 (c)
	945,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.63%, due 7/15/2030	970,357 (c)
	33,000	Natura & Co. Luxembourg Holdings SARL, 4.13%, due 5/3/2028	29,944 (c)
1,781,757
Distribution - Wholesale 0.1%
	1,305,000	BCPE Empire Holdings, Inc., 7.63%, due 5/1/2027	1,262,685 (c)
	775,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	773,162 (c)
Ritchie Bros Holdings, Inc.
	525,000	6.75%, due 3/15/2028	536,036 (c)
	825,000	7.75%, due 3/15/2031	867,491 (c)
	700,000	Verde Purchaser LLC, 10.50%, due 11/30/2030	744,083 (c)
	1,650,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	1,736,635 (c)
5,920,092
Diversified Financial Services 0.8%
	570,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.65%, due 10/29/2024	564,319
	2,408,000	Ally Financial, Inc., 4.70%, due 5/15/2028	1,998,486 (m)(n)
American Express Co.
	1,700,000	3.55%, due 9/15/2026	1,587,331 (m)(n)
	1,435,000	(Secured Overnight Financing Rate Index + 0.65%), 6.01%, due 11/4/2026	1,437,495 (f)
Banco BTG Pactual SA
	200,000	4.50%, due 1/10/2025	198,408 (c)
	256,000	2.75%, due 1/11/2026	244,599 (c)
	200,000	6.25%, due 4/8/2029	204,000 (c)
EUR	100,000	BPCE SFH SA, 3.13%, due 1/24/2028	109,085 (k)
EUR	200,000	Caisse de Refinancement de l'Habitat SA, 3.00%, due 1/11/2030	217,284 (k)
Capital One Financial Corp.
	$830,000	3.30%, due 10/30/2024	825,131
	560,000	3.20%, due 2/5/2025	553,452
	11,112,000	3.95%, due 9/1/2026	10,255,798 (m)(n)
	1,100,000	5.70%, due 2/1/2030	1,122,377 (m)
	1,745,000	6.38%, due 6/8/2034	1,830,420 (m)
Charles Schwab Corp.
	5,763,000	4.00%, due 6/1/2026	5,381,719 (m)(n)
	2,510,000	5.00%, due 6/1/2027	2,367,484 (m)(n)
	5,557,000	4.00%, due 12/1/2030	4,691,485 (m)(n)
EUR	100,000	Credit Mutuel Home Loan SFH SA, 2.75%, due 12/8/2027	107,657 (k)
EUR	200,000	Dexia SA, 0.63%, due 1/17/2026	208,909 (k)
	$150,000	Fondo MIVIVIENDA SA, 4.63%, due 4/12/2027	147,054 (c)
	200,000	Muthoot Finance Ltd., 7.13%, due 2/14/2028	203,662 (c)
	2,010,000	Nationstar Mortgage Holdings, Inc., 6.50%, due 8/1/2029	2,007,034 (c)(g)
	200,000	Shriram Finance Ltd., 6.63%, due 4/22/2027	201,202 (c)
	258,000	XP, Inc., 6.75%, due 7/2/2029	262,334 (c)
36,726,725
Electric 2.6%
EUR	200,000	Acquirente Unico SpA, 2.80%, due 2/20/2026	212,927 (k)
	$200,000	Adani Green Energy Ltd., 4.38%, due 9/8/2024	199,025 (c)
	6,735,000	American Electric Power Co., Inc., 7.05%, due 12/15/2054	6,809,469 (m)
EUR	4,092,000	AusNet Services Holdings Pty. Ltd., 1.63%, due 3/11/2081	4,147,618 (k)(m)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Electric – cont'd
		Calpine Corp.
	$490,000	5.13%, due 3/15/2028	$474,574 (c)
	2,095,000	4.63%, due 2/1/2029	1,979,696 (c)
	1,011,000	5.00%, due 2/1/2031	954,775 (c)
	234,000	China Huadian Overseas Development 2018 Ltd., 3.38%, due 6/23/2025	229,496 (k)(m)(n)
	8,225,000	CMS Energy Corp., 3.75%, due 12/1/2050	6,903,801 (m)
	500,000	Comision Federal de Electricidad, 4.69%, due 5/15/2029	476,683 (k)
	1,930,000	Constellation Energy Generation LLC, 6.50%, due 10/1/2053	2,124,173
		Dominion Energy, Inc.
	1,350,000	4.35%, due 1/15/2027	1,281,112 (m)(n)
	7,625,000	7.00%, due 6/1/2054	8,007,758 (m)
	5,745,000	Edison International, 5.00%, due 12/15/2026	5,521,256 (m)(n)
		EDP SA
EUR	600,000	1.88%, due 3/14/2082	577,110 (k)(m)
EUR	900,000	5.94%, due 4/23/2083	1,013,181 (k)(m)
		Electricite de France SA
EUR	1,400,000	2.63%, due 12/1/2027	1,392,044 (k)(m)(n)
EUR	6,000,000	7.50%, due 9/6/2028	7,054,700 (k)(m)(n)
	$1,655,000	9.13%, due 3/15/2033	1,833,627 (c)(m)(n)
EUR	3,500,000	Elia Group SA, 5.85%, due 3/15/2028	3,932,268 (k)(m)(n)
EUR	200,000	EnBW Energie Baden-Wuerttemberg AG, 1.38%, due 8/31/2081	192,052 (k)(m)
EUR	3,900,000	Enel SpA, 6.38%, due 4/16/2028	4,480,057 (k)(m)(n)
EUR	600,000	Energia Group Roi Financeco DAC, 6.88%, due 7/31/2028	677,384 (k)
	$3,475,000	Eversource Energy, 5.50%, due 1/1/2034	3,501,328
	549,000	Georgia Power Co., (Secured Overnight Financing Rate Index + 0.75%), 6.11%, due 5/8/2025	551,018 (f)
EUR	100,000	Iberdrola Finanzas SA, 1.58%, due 8/16/2027	99,714 (k)(m)(n)
	$975,000	National Rural Utilities Cooperative Finance Corp., (Secured Overnight Financing Rate + 0.33%), 5.70%, due 10/18/2024	975,325 (f)
EUR	1,400,000	Naturgy Finance Iberia SA, 2.37%, due 11/23/2026	1,443,044 (k)(m)(n)
		NextEra Energy Capital Holdings, Inc.
	$5,810,000	5.75%, due 9/1/2025	5,850,213
	820,000	(Secured Overnight Financing Rate Index + 0.76%), 6.13%, due 1/29/2026	823,368 (f)
GBP	340,000	NGG Finance PLC, 5.63%, due 6/18/2073	435,565 (k)(m)
		NRG Energy, Inc.
	$1,205,000	10.25%, due 3/15/2028	1,335,259 (c)(m)(n)
	990,000	3.38%, due 2/15/2029	891,006 (c)
		Orsted AS
EUR	1,322,000	5.13%, due 12/31/2099	1,453,984 (k)(m)
EUR	4,658,000	5.25%, due 12/31/2099	5,146,641 (k)(m)
		Pacific Gas & Electric Co.
	$190,000	3.50%, due 6/15/2025	186,728
	290,000	3.45%, due 7/1/2025	284,686
	9,885,000	4.30%, due 3/15/2045	7,777,175
	2,646,794	4.95%, due 7/1/2050	2,255,982
	1,000,000	PPL Capital Funding, Inc., (3 mo. USD Term SOFR + 2.93%), 8.26%, due 3/30/2067	994,999 (f)
		Southern Co.
	9,180,000	4.00%, due 1/15/2051	8,916,347 (m)
EUR	3,088,000	1.88%, due 9/15/2081	3,047,371 (m)
EUR	3,400,000	SSE PLC, 4.00%, due 1/21/2028	3,634,191 (k)(m)(n)
EUR	1,716,000	Stedin Holding NV, 1.50%, due 12/31/2026	1,736,705 (k)(m)(n)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Electric – cont'd
GBP	3,800,000	Vattenfall AB, 6.88%, due 8/17/2083	$4,983,167 (k)(m)
	$1,770,000	Vistra Corp., 7.00%, due 12/15/2026	1,780,167 (c)(m)(n)
		Vistra Operations Co. LLC
	190,000	5.50%, due 9/1/2026	188,281 (c)
	420,000	4.38%, due 5/1/2029	396,320 (c)
	630,000	7.75%, due 10/15/2031	665,756 (c)
	1,205,000	6.88%, due 4/15/2032	1,240,212 (c)
			121,069,338
Electrical Components & Equipment 0.0%(l)
EUR	500,000	Belden, Inc., 3.38%, due 7/15/2031	501,785 (k)
EUR	1,409,000	Energizer Gamma Acquisition BV, 3.50%, due 6/30/2029	1,413,928 (k)
			1,915,713
Electronics 0.2%
	$810,000	EquipmentShare.com, Inc., 9.00%, due 5/15/2028	833,751 (c)
	625,000	Imola Merger Corp., 4.75%, due 5/15/2029	588,240 (c)
	585,000	Sensata Technologies BV, 5.88%, due 9/1/2030	577,365 (c)
	285,000	Sensata Technologies, Inc., 6.63%, due 7/15/2032	288,722 (c)
	5,427,000	TD SYNNEX Corp., 6.10%, due 4/12/2034	5,583,039
			7,871,117
Energy - Alternate Sources 0.0%(l)
EUR	780,000	Cullinan Holdco SCSp, 4.63%, due 10/15/2026	734,204 (k)
	$983,000	FS Luxembourg SARL, 8.88%, due 2/12/2031	964,679 (c)
	200,000	Greenko Wind Projects Mauritius Ltd., 5.50%, due 4/6/2025	198,500 (c)
			1,897,383
Engineering & Construction 0.1%
EUR	3,300,000	Abertis Infraestructuras Finance BV, 3.25%, due 11/24/2025	3,495,889 (k)(m)(n)
	$200,000	IHS Holding Ltd., 5.63%, due 11/29/2026	190,182 (c)
			3,686,071
Entertainment 0.8%
	930,000	Allwyn Entertainment Financing U.K. PLC, 7.88%, due 4/30/2029	967,200 (c)
EUR	785,000	Allwyn International AS, 3.88%, due 2/15/2027	837,708 (k)
EUR	1,176,000	Banijay Entertainment SAS, 7.00%, due 5/1/2029	1,334,129 (k)
	$1,030,000	Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 5.25%, due 7/15/2029	1,003,047
	2,070,000	Churchill Downs, Inc., 6.75%, due 5/1/2031	2,102,228 (c)
EUR	2,246,000	Cirsa Finance International SARL, 7.88%, due 7/31/2028	2,571,383 (k)
GBP	515,000	CPUK Finance Ltd., 6.50%, due 8/28/2026	656,514 (k)
EUR	433,067	LHMC Finco 2 SARL, 7.25% Cash/8.00% PIK, due 10/2/2025	468,687 (k)(o)
	$930,000	Light & Wonder International, Inc., 7.25%, due 11/15/2029	956,982 (c)
	800,000	Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, due 2/15/2031	828,668 (c)
	1,650,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 5/1/2029	1,558,056 (c)
		Motion Bondco DAC
EUR	595,000	4.50%, due 11/15/2027	612,968 (k)
	$760,000	6.63%, due 11/15/2027	748,381 (c)
EUR	500,000	Motion Finco SARL, 7.38%, due 6/15/2030	563,933 (k)
	$800,000	Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, due 3/1/2030	782,420 (c)
	1,440,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	1,371,670 (c)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Entertainment – cont'd
		Six Flags Entertainment Corp.
	$365,000	5.50%, due 4/15/2027	$362,952 (c)
	1,525,000	7.25%, due 5/15/2031	1,572,189 (c)
	395,000	Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, due 5/1/2032	405,601 (c)
		Warnermedia Holdings, Inc.
EUR	200,000	4.69%, due 5/17/2033	213,967
	$23,005,000	5.05%, due 3/15/2042	18,148,267
			38,066,950
Environmental Control 0.1%
	1,750,000	Ambipar Lux SARL, 9.88%, due 2/6/2031	1,716,701 (c)
	900,000	Madison IAQ LLC, 5.88%, due 6/30/2029	842,577 (c)
	1,200,000	Wrangler Holdco Corp., 6.63%, due 4/1/2032	1,204,512 (c)
			3,763,790
Food 0.3%
	740,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.88%, due 2/15/2028	733,719 (c)
GBP	1,100,000	Bellis Acquisition Co. PLC, 8.13%, due 5/14/2030	1,400,024 (k)
GBP	445,000	Bellis Finco PLC, 4.00%, due 2/16/2027	524,959 (k)
	$5,725,000	Campbell Soup Co., 5.40%, due 3/21/2034	5,825,818
	200,000	Cencosud SA, 4.38%, due 7/17/2027	192,871 (k)
GBP	600,000	Co-operative Group Holdings Ltd., 7.50%, due 7/8/2026	778,369 (k)
		Iceland Bondco PLC
EUR	250,000	(3 mo. EUR EURIBOR + 5.50%), 9.33%, due 12/15/2027	275,230 (f)(k)
GBP	397,000	10.88%, due 12/15/2027	542,834 (k)
		JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL
	$204,000	2.50%, due 1/15/2027	191,451
	276,000	5.13%, due 2/1/2028	275,506
	1,885,000	6.50%, due 12/1/2052	1,903,043
EUR	100,000	Koninklijke FrieslandCampina NV, 2.85%, due 9/10/2025	104,507 (k)(m)(n)
	$800,000	Minerva Luxembourg SA, 8.88%, due 9/13/2033	843,738 (c)
	805,000	Performance Food Group, Inc., 5.50%, due 10/15/2027	794,254 (c)
EUR	292,000	Picard Bondco SA, 5.38%, due 7/1/2027	308,915 (k)
		U.S. Foods, Inc.
	$555,000	6.88%, due 9/15/2028	570,534 (c)
	650,000	7.25%, due 1/15/2032	679,773 (c)
			15,945,545
Forest Products & Paper 0.0%(l)
		Sappi Papier Holding GmbH
EUR	505,000	3.13%, due 4/15/2026	536,333 (k)
EUR	300,000	3.63%, due 3/15/2028	314,514 (k)
			850,847
Gas 0.1%
EUR	3,000,000	APA Infrastructure Ltd., 7.13%, due 11/9/2083	3,517,042 (k)(m)
	$200,000	Beijing Gas Singapore Capital Corp., 1.88%, due 1/18/2025	196,794 (k)
EUR	692,000	UGI International LLC, 2.50%, due 12/1/2029	665,435 (k)
			4,379,271
Healthcare - Products 0.1%
EUR	455,000	Avantor Funding, Inc., 3.88%, due 7/15/2028	485,022 (k)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Healthcare - Products – cont'd
	$1,090,000	Baxter International, Inc., (Secured Overnight Financing Rate Index + 0.44%), 5.81%, due 11/29/2024	$1,089,894 (f)
EUR	100,000	Becton Dickinson Euro Finance SARL, 4.03%, due 6/7/2036	111,197
		Medline Borrower LP
	$635,000	3.88%, due 4/1/2029	592,591 (c)
	2,185,000	5.25%, due 10/1/2029	2,112,010 (c)
EUR	100,000	Medtronic, Inc., 4.15%, due 10/15/2053	112,634
	$700,000	Thermo Fisher Scientific, Inc., 1.22%, due 10/18/2024	693,647
			5,196,995
Healthcare - Services 0.5%
	2,125,000	Ascension Health, 3.11%, due 11/15/2039	1,712,489
		CHS/Community Health Systems, Inc.
	365,000	5.63%, due 3/15/2027	349,507 (c)
	415,000	5.25%, due 5/15/2030	361,910 (c)
	420,000	10.88%, due 1/15/2032	451,494 (c)
	2,055,000	CommonSpirit Health, 4.19%, due 10/1/2049	1,694,077
	165,000	Concentra Escrow Issuer Corp., 6.88%, due 7/15/2032	170,002 (c)
EUR	875,000	Ephios Subco 3 SARL, 7.88%, due 1/31/2031	1,020,199 (k)
EUR	1,080,000	Eurofins Scientific SE, 6.75%, due 4/14/2028	1,220,200 (k)(m)(n)
	$3,100,000	HCA, Inc., 5.50%, due 6/1/2033	3,137,529
		LifePoint Health, Inc.
	920,000	9.88%, due 8/15/2030	1,002,632 (c)
	650,000	10.00%, due 6/1/2032	689,833 (c)
	660,000	Molina Healthcare, Inc., 3.88%, due 11/15/2030	596,864 (c)
	2,125,000	Mount Sinai Hospital, 3.74%, due 7/1/2049	1,581,423
	945,000	Roche Holdings, Inc., (Secured Overnight Financing Rate + 0.56%), 5.93%, due 3/10/2025	947,291 (c)(f)
	1,920,000	Star Parent, Inc., 9.00%, due 10/1/2030	2,048,936 (c)
	1,870,000	Surgery Center Holdings, Inc., 7.25%, due 4/15/2032	1,931,237 (c)
	788,050	Team Health Holdings, Inc., 9.00% Cash/4.50% PIK, due 6/30/2028	878,676 (c)(o)
		Tenet Healthcare Corp.
	725,000	6.13%, due 6/15/2030	727,727
	775,000	6.75%, due 5/15/2031	796,348
	580,000	UnitedHealth Group, Inc., (Secured Overnight Financing Rate + 0.50%), 5.86%, due 7/15/2026	581,075 (f)
			21,899,449
Holding Companies - Diversified 0.1%
		Benteler International AG
EUR	403,000	9.38%, due 5/15/2028	460,387 (k)
	$1,530,000	10.50%, due 5/15/2028	1,627,152 (c)
EUR	900,000	ProGroup AG, 5.38%, due 4/15/2031	968,430 (k)
			3,055,969
Home Builders 0.1%
	$690,000	Beazer Homes USA, Inc., 7.50%, due 3/15/2031	700,178 (c)
		KB Home
	995,000	7.25%, due 7/15/2030	1,032,372
	360,000	4.00%, due 6/15/2031	324,774
GBP	727,000	Maison Finco PLC, 6.00%, due 10/31/2027	882,030 (k)
GBP	820,000	Miller Homes Group Finco PLC, 7.00%, due 5/15/2029	1,002,828 (k)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Home Builders – cont'd
	$1,025,000	Shea Homes LP/Shea Homes Funding Corp., 4.75%, due 2/15/2028	$981,936
4,924,118
Insurance 1.3%
Acrisure LLC/Acrisure Finance, Inc.
	930,000	8.25%, due 2/1/2029	945,836 (c)
	650,000	7.50%, due 11/6/2030	659,697 (c)
	200,000	AIA Group Ltd., 5.63%, due 10/25/2027	205,815 (c)
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
	595,000	6.75%, due 10/15/2027	590,536 (c)
	960,000	6.75%, due 4/15/2028	964,754 (c)
	380,000	7.00%, due 1/15/2031	386,853 (c)
AmWINS Group, Inc.
	320,000	6.38%, due 2/15/2029	324,636 (c)
	580,000	4.88%, due 6/30/2029	546,887 (c)
Aon North America, Inc.
	4,510,000	5.45%, due 3/1/2034	4,602,892
	7,740,000	5.75%, due 3/1/2054	7,807,427
	510,000	AssuredPartners, Inc., 7.50%, due 2/15/2032	519,236 (c)
EUR	210,000	Athene Global Funding, 0.83%, due 1/8/2027	213,453 (k)
	$375,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, due 5/15/2031	386,675 (c)
	1,010,000	BroadStreet Partners, Inc., 5.88%, due 4/15/2029	973,401 (c)
Corebridge Financial, Inc.
	3,900,000	5.75%, due 1/15/2034	4,014,932
	3,210,000	4.35%, due 4/5/2042	2,732,619
	4,185,000	Global Atlantic Fin Co., 7.95%, due 10/15/2054	4,247,098 (c)(m)
	905,000	GTCR AP Finance, Inc., 8.00%, due 5/15/2027	907,940 (c)
HUB International Ltd.
	2,525,000	7.25%, due 6/15/2030	2,604,232 (c)
	400,000	7.38%, due 1/31/2032	411,158 (c)
	2,305,000	Liberty Mutual Group, Inc., 4.13%, due 12/15/2051	2,157,444 (c)(m)
Metropolitan Life Global Funding I
	2,500,000	0.95%, due 7/2/2025	2,408,611 (c)
	3,575,000	5.00%, due 1/6/2026	3,581,978 (c)
	4,885,000	New York Life Global Funding, 0.85%, due 1/15/2026	4,620,046 (c)
	2,165,000	Northwestern Mutual Global Funding, 0.80%, due 1/14/2026	2,046,615 (c)
	960,000	Panther Escrow Issuer LLC, 7.13%, due 6/1/2031	985,066 (c)
	5,860,000	Principal Life Global Funding II, 1.50%, due 11/17/2026	5,453,908 (c)
Protective Life Global Funding
	290,000	(Secured Overnight Financing Rate + 1.05%), 6.42%, due 12/11/2024	290,846 (c)(f)
	516,000	(Secured Overnight Financing Rate + 0.98%), 6.35%, due 3/28/2025	518,255 (c)(f)
Prudential Financial, Inc.
	1,550,000	5.13%, due 3/1/2052	1,457,818 (m)
	2,340,000	6.50%, due 3/15/2054	2,385,642 (m)
59,952,306
Internet 0.1%
GBP	510,000	Ocado Group PLC, 3.88%, due 10/8/2026	606,960 (k)
EUR	390,000	Rakuten Group, Inc., 4.25%, due 4/22/2027	350,746 (k)(m)(n)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Internet – cont'd
United Group BV
EUR	500,000	4.63%, due 8/15/2028	$532,060 (k)
EUR	1,113,000	6.75%, due 2/15/2031	1,260,929 (k)
	$1,070,000	Ziff Davis, Inc., 4.63%, due 10/15/2030	965,124 (c)
3,715,819
Investment Companies 0.0%(l)
	255,000	CNCBINV 1 BVI Ltd., 1.75%, due 11/17/2024	252,220 (k)
	200,000	Grupo de Inversiones Suramericana SA, 5.50%, due 4/29/2026	197,089 (k)
	200,000	Huarong Finance 2019 Co. Ltd., 3.25%, due 11/13/2024	197,740 (k)
647,049
Iron - Steel 0.1%
CSN Inova Ventures
	200,000	6.75%, due 1/28/2028	193,315 (k)
	2,885,000	6.75%, due 1/28/2028	2,788,559 (c)
Metinvest BV
	240,000	7.65%, due 10/1/2027	169,385 (c)
	1,990,000	7.75%, due 10/17/2029	1,314,560 (c)
	1,070,000	Periama Holdings LLC, 5.95%, due 4/19/2026	1,063,580 (k)
	200,000	POSCO, 4.38%, due 8/4/2025	198,169 (c)
5,727,568
Leisure Time 0.1%
	770,000	Carnival Corp., 6.00%, due 5/1/2029	768,129 (c)
	365,000	Carnival Holdings Bermuda Ltd., 10.38%, due 5/1/2028	394,580 (c)
GBP	708,000	Deuce Finco PLC, 5.50%, due 6/15/2027	871,803 (k)
NCL Corp. Ltd.
	$390,000	5.88%, due 3/15/2026	388,257 (c)
	583,000	5.88%, due 2/15/2027	578,776 (c)
Pinnacle Bidco PLC
EUR	110,000	8.25%, due 10/11/2028	127,586 (k)
GBP	700,000	10.00%, due 10/11/2028	964,044 (k)
	$1,090,000	Viking Cruises Ltd., 9.13%, due 7/15/2031	1,188,587 (c)
	800,000	Viking Ocean Cruises Ship VII Ltd., 5.63%, due 2/15/2029	789,396 (c)
6,071,158
Lodging 0.2%
	2,675,000	Las Vegas Sands Corp., 6.20%, due 8/15/2034	2,705,759
	1,975,000	Melco Resorts Finance Ltd., 5.63%, due 7/17/2027	1,884,239 (c)
EUR	700,000	ONE Hotels GmbH, 7.75%, due 4/2/2031	785,840 (k)
GBP	748,000	TVL Finance PLC, 10.25%, due 4/28/2028	990,680 (k)
	$1,050,000	Wyndham Hotels & Resorts, Inc., 4.38%, due 8/15/2028	990,718 (c)
Wynn Macau Ltd.
	1,405,000	5.50%, due 1/15/2026	1,381,576 (c)
	200,000	5.50%, due 1/15/2026	196,666 (k)
8,935,478
Machinery - Construction & Mining 0.0%(l)
	1,240,000	Caterpillar Financial Services Corp., (Secured Overnight Financing Rate + 0.52%), 5.88%, due 5/14/2027	1,243,057 (f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Machinery - Diversified 0.2%
Chart Industries, Inc.
	$960,000	7.50%, due 1/1/2030	$998,689 (c)
	820,000	9.50%, due 1/1/2031	890,653 (c)
	645,000	Esab Corp., 6.25%, due 4/15/2029	654,117 (c)
John Deere Capital Corp.
	436,000	(Secured Overnight Financing Rate + 0.20%), 5.57%, due 10/11/2024	436,074 (f)
	138,000	(Secured Overnight Financing Rate + 0.56%), 5.93%, due 3/7/2025	138,318 (f)
	750,000	(Secured Overnight Financing Rate + 0.44%), 5.81%, due 3/6/2026	751,745 (f)
	1,110,000	SPX FLOW, Inc., 8.75%, due 4/1/2030	1,156,552 (c)
	955,000	TK Elevator Holdco GmbH, 7.63%, due 7/15/2028	954,762 (c)
EUR	2,446,000	TK Elevator Midco GmbH, 4.38%, due 7/15/2027	2,588,204 (k)
8,569,114
Media 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.
	$705,000	5.38%, due 6/1/2029	659,076 (c)
	720,000	6.38%, due 9/1/2029	701,038 (c)
	1,025,000	4.75%, due 3/1/2030	917,635 (c)
	830,000	4.50%, due 8/15/2030	726,700 (c)
	615,000	4.25%, due 2/1/2031	523,278 (c)
	1,095,000	4.50%, due 5/1/2032	916,818
	245,000	4.50%, due 6/1/2033	201,268 (c)
Charter Communications Operating LLC/Charter Communications Operating Capital
	9,020,000	4.80%, due 3/1/2050	6,812,750
	5,320,000	3.90%, due 6/1/2052	3,448,444
	7,880,000	Comcast Corp., 2.94%, due 11/1/2056	4,902,123
CSC Holdings LLC
	350,000	5.50%, due 4/15/2027	292,611 (c)
	275,000	5.38%, due 2/1/2028	218,320 (c)
	205,000	7.50%, due 4/1/2028	114,936 (c)
	310,000	11.25%, due 5/15/2028	280,264 (c)
	900,000	11.75%, due 1/31/2029	813,590 (c)
	240,000	6.50%, due 2/1/2029	184,835 (c)
	620,000	4.13%, due 12/1/2030	429,263 (c)
	455,000	4.63%, due 12/1/2030	179,741 (c)
	215,000	5.00%, due 11/15/2031	86,189 (c)
	745,000	DISH DBS Corp., 5.13%, due 6/1/2029	311,978
Fox Corp.
	485,000	3.05%, due 4/7/2025	477,366
	3,420,000	6.50%, due 10/13/2033	3,669,914
McGraw-Hill Education, Inc.
	770,000	5.75%, due 8/1/2028	741,618 (c)
	1,160,000	8.00%, due 8/1/2029	1,131,038 (c)
	770,000	Virgin Media Secured Finance PLC, 5.50%, due 5/15/2029	717,141 (c)
GBP	1,509,000	Virgin Media Vendor Financing Notes III DAC, 4.88%, due 7/15/2028	1,767,228 (k)
EUR	1,376,000	Ziggo Bond Co. BV, 3.38%, due 2/28/2030	1,304,496 (k)
32,529,658
Metal Fabricate - Hardware 0.0%(l)
EUR	146,000	Timken Co., 4.13%, due 5/23/2034	158,233
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Mining 0.2%
Arsenal AIC Parent LLC
	$185,000	8.00%, due 10/1/2030	$196,830 (c)
	685,000	11.50%, due 10/1/2031	765,421 (c)
	200,000	Chinalco Capital Holdings Ltd., 2.13%, due 6/3/2026	189,746 (k)
Corp. Nacional del Cobre de Chile
	2,890,000	3.15%, due 1/14/2030	2,590,307 (c)
	350,000	6.44%, due 1/26/2036	365,897 (c)
	200,000	Endeavour Mining PLC, 5.00%, due 10/14/2026	190,924 (c)
FMG Resources August 2006 Pty. Ltd.
	990,000	4.50%, due 9/15/2027	949,544 (c)
	915,000	6.13%, due 4/15/2032	905,737 (c)
Hudbay Minerals, Inc.
	1,315,000	4.50%, due 4/1/2026	1,285,966 (c)
	575,000	6.13%, due 4/1/2029	574,895 (c)
	214,000	Stillwater Mining Co., 4.00%, due 11/16/2026	197,977 (c)
8,213,244
Miscellaneous Manufacturer 0.0%(l)
EUR	985,000	Ctec II GmbH, 5.25%, due 2/15/2030	997,872 (k)
	$840,000	Hillenbrand, Inc., 6.25%, due 2/15/2029	850,426
1,848,298
Multi-National 0.0%(l)
	200,000	African Export-Import Bank, 2.63%, due 5/17/2026	188,632 (k)
	200,000	Banque Ouest Africaine de Developpement, 5.00%, due 7/27/2027	192,144 (k)
	200,000	Central American Bank for Economic Integration, 5.00%, due 2/9/2026	200,049 (c)
Corp. Andina de Fomento
	287,000	2.25%, due 2/8/2027	270,407
	94,000	6.00%, due 4/26/2027	97,066
	26,000	5.00%, due 1/24/2029	26,379
974,677
Oil & Gas 0.8%
	200,000	3R Lux SARL, 9.75%, due 2/5/2031	212,253 (c)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
	570,000	8.25%, due 12/31/2028	585,130 (c)
	735,000	5.88%, due 6/30/2029	720,886 (c)
	448,835	Borr IHC Ltd./Borr Finance LLC, 10.38%, due 11/15/2030	473,686 (c)
EUR	4,000,000	BP Capital Markets PLC, 3.25%, due 3/22/2026	4,248,298 (k)(m)(n)
Civitas Resources, Inc.
	$355,000	8.38%, due 7/1/2028	372,719 (c)
	370,000	8.63%, due 11/1/2030	399,640 (c)
	1,197,000	Comstock Resources, Inc., 6.75%, due 3/1/2029	1,159,749 (c)
	400,000	Cosan Luxembourg SA, 7.25%, due 6/27/2031	409,386 (c)
Diamondback Energy, Inc.
	3,820,000	6.25%, due 3/15/2053	4,035,175
	3,015,000	5.75%, due 4/18/2054	2,984,364
Ecopetrol SA
	1,300,000	8.88%, due 1/13/2033	1,358,433
	1,215,000	5.88%, due 5/28/2045	877,476
	200,000	Geopark Ltd., 5.50%, due 1/17/2027	187,735 (k)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Oil & Gas – cont'd
		Hilcorp Energy I LP/Hilcorp Finance Co.
	$545,000	8.38%, due 11/1/2033	$589,540 (c)
	790,000	6.88%, due 5/15/2034	785,932 (c)
		KazMunayGas National Co. JSC
	2,680,000	5.75%, due 4/19/2047	2,342,293 (c)
	1,000,000	6.38%, due 10/24/2048	941,774 (k)
	220,000	Korea National Oil Corp., 1.75%, due 4/18/2025	214,885 (c)
	106,000	Leviathan Bond Ltd., 6.13%, due 6/30/2025	103,258 (k)
	817,000	Medco Bell Pte. Ltd., 6.38%, due 1/30/2027	808,234 (c)
	545,000	Nabors Industries, Inc., 9.13%, due 1/31/2030	582,229 (c)
	775,000	Pertamina Persero PT, 6.45%, due 5/30/2044	823,631 (c)
		Petrobras Global Finance BV
	200,000	6.00%, due 1/27/2028	200,866
	1,675,000	6.50%, due 7/3/2033	1,705,867
		Petroleos Mexicanos
	14,000	6.49%, due 1/23/2027	13,512
	287,000	6.50%, due 3/13/2027	276,021
	2,515,000	6.75%, due 9/21/2047	1,701,890
	1,875,000	6.35%, due 2/12/2048	1,224,272
	4,480,000	7.69%, due 1/23/2050	3,290,314
	600,000	QatarEnergy, 1.38%, due 9/12/2026	557,250 (k)
	200,000	SEPLAT Energy PLC, 7.75%, due 4/1/2026	197,323 (k)
		Sinopec Group Overseas Development 2018 Ltd.
	200,000	2.15%, due 5/13/2025	195,630 (c)
	200,000	1.45%, due 1/8/2026	190,896 (c)
	214,000	Tengizchevroil Finance Co. International Ltd., 2.63%, due 8/15/2025	205,767 (c)
	200,000	Trident Energy Finance PLC, 12.50%, due 11/30/2029	207,800 (c)
	172,000	Tullow Oil PLC, 10.25%, due 5/15/2026	166,081 (c)
EUR	600,000	Wintershall Dea Finance 2 BV, 3.00%, due 7/20/2028	586,038 (k)(m)(n)
	$392,000	YPF SA, 9.50%, due 1/17/2031	403,307 (c)
			36,339,540
Packaging & Containers 0.2%
EUR	600,000	Fiber Bidco SpA, 6.13%, due 6/15/2031	642,529 (k)
EUR	600,000	Fiber Midco SpA, 10% Cash/10.75% PIK, (10.00% cash, .75% deferred interest payable if called /mat 0.00% PIK), due 6/15/2029	652,802 (k)(o)
EUR	765,000	Guala Closures SpA, 3.25%, due 6/15/2028	769,132 (k)
	$2,010,000	Mauser Packaging Solutions Holding Co., 9.25%, due 4/15/2027	2,012,706 (c)
	1,985,000	Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, due 10/15/2028	1,863,420 (c)
	110,000	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, due 10/15/2027	103,925 (c)
	1,035,000	Trident TPI Holdings, Inc., 12.75%, due 12/31/2028	1,131,393 (c)
	930,000	Trivium Packaging Finance BV, 8.50%, due 8/15/2027	912,982 (c)
			8,088,889
Pharmaceuticals 0.6%
EUR	1,100,000	Bayer AG, 5.38%, due 3/25/2082	1,148,808 (k)(m)
	$1,165,000	Bristol-Myers Squibb Co., (Secured Overnight Financing Rate + 0.49%), 5.86%, due 2/20/2026	1,169,392 (f)
EUR	621,000	Cheplapharm Arzneimittel GmbH, 4.38%, due 1/15/2028	647,437 (k)
	$11,740,000	CVS Health Corp., 5.05%, due 3/25/2048	10,353,703
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Pharmaceuticals – cont'd
		Grifols SA
EUR	605,000	2.25%, due 11/15/2027	$604,969 (k)
EUR	795,000	3.88%, due 10/15/2028	757,821 (k)
		Gruenenthal GmbH
EUR	620,000	3.63%, due 11/15/2026	659,566 (k)
EUR	125,000	4.13%, due 5/15/2028	132,345 (k)
EUR	100,000	MSD Netherlands Capital BV, 3.75%, due 5/30/2054	108,817
EUR	700,000	Neopharmed Gentili SpA, 7.13%, due 4/8/2030	780,949 (k)
EUR	952,000	Nidda Healthcare Holding GmbH, 7.50%, due 8/21/2026	1,062,823 (k)
	$5,025,000	Pfizer Investment Enterprises Pte. Ltd., 5.34%, due 5/19/2063	4,895,864
		Teva Pharmaceutical Finance Netherlands II BV
EUR	2,018,000	1.63%, due 10/15/2028	1,950,359 (k)
EUR	2,316,000	4.38%, due 5/9/2030	2,467,916
			26,740,769
Pipelines 0.7%
	$1,540,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, due 2/1/2032	1,571,150 (c)
	2,530,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, due 6/15/2031	2,426,619 (c)
		DT Midstream, Inc.
	840,000	4.13%, due 6/15/2029	785,240 (c)
	425,000	4.38%, due 6/15/2031	391,836 (c)
	3,200,000	Enbridge, Inc., 8.25%, due 1/15/2084	3,356,013 (m)
	6,915,000	Energy Transfer LP, 5.95%, due 5/15/2054	6,828,462
	835,000	Enterprise Products Operating LLC, 3.75%, due 2/15/2025	828,329
	630,000	EQM Midstream Partners LP, 7.50%, due 6/1/2030	679,919 (c)
		Genesis Energy LP/Genesis Energy Finance Corp.
	965,000	7.75%, due 2/1/2028	979,240
	291,000	7.88%, due 5/15/2032	297,152
	945,000	Harvest Midstream I LP, 7.50%, due 9/1/2028	967,066 (c)
	645,000	Howard Midstream Energy Partners LLC, 7.38%, due 7/15/2032	664,300 (c)
	640,000	ITT Holdings LLC, 6.50%, due 8/1/2029	600,538 (c)
	3,740,000	Kinder Morgan, Inc., 5.55%, due 6/1/2045	3,599,827
		Kinetik Holdings LP
	820,000	6.63%, due 12/15/2028	836,166 (c)
	600,000	5.88%, due 6/15/2030	593,933 (c)
	435,000	New Fortress Energy, Inc., 6.50%, due 9/30/2026	404,483 (c)
	740,000	Northriver Midstream Finance LP, 6.75%, due 7/15/2032	744,171 (c)
	600,000	Southern Gas Corridor CJSC, 6.88%, due 3/24/2026	605,100 (k)
	812,000	Spectra Energy Partners LP, 3.50%, due 3/15/2025	803,052
		Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
	870,000	5.50%, due 1/15/2028	839,420 (c)
	950,000	6.00%, due 12/31/2030	900,194 (c)
	125,000	6.00%, due 9/1/2031	117,827 (c)
		Venture Global LNG, Inc.
	450,000	7.00%, due 1/15/2030	454,699 (c)
	860,000	8.38%, due 6/1/2031	903,746 (c)
	430,000	9.88%, due 2/1/2032	477,337 (c)
			31,655,819
Real Estate 0.2%
EUR	200,000	Aroundtown SA, 0.38%, due 4/15/2027	194,262 (k)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Real Estate – cont'd
		Balder Finland OYJ
EUR	460,000	1.38%, due 5/24/2030	$407,450 (k)
EUR	200,000	2.00%, due 1/18/2031	182,079 (k)
EUR	1,200,000	Castellum AB, 3.13%, due 12/2/2026	1,178,830 (k)(m)(n)
EUR	100,000	Citycon Treasury BV, 6.50%, due 3/8/2029	110,135 (k)
	$1,305,000	Country Garden Holdings Co. Ltd., 4.80%, due 8/6/2030	98,528 (k)(p)
		CPI Property Group SA
EUR	285,000	4.88%, due 7/16/2025	205,730 (k)(m)(n)
EUR	600,000	2.75%, due 5/12/2026	607,302 (k)
EUR	965,000	1.75%, due 1/14/2030	795,658 (k)
EUR	260,000	1.50%, due 1/27/2031	200,165 (k)
	$755,000	Cushman & Wakefield U.S. Borrower LLC, 6.75%, due 5/15/2028	756,502 (c)
EUR	1,664,000	Fastighets AB Balder, 2.87%, due 6/2/2081	1,700,691 (k)(m)
EUR	100,000	Grand City Properties SA, 1.50%, due 3/9/2026	79,099 (k)(m)(n)
		Heimstaden Bostad AB
EUR	300,000	3.38%, due 1/15/2026	222,224 (k)(m)(n)
EUR	1,100,000	3.00%, due 10/29/2027	736,011 (k)(m)(n)
EUR	1,200,000	Heimstaden Bostad Treasury BV, 1.63%, due 10/13/2031	973,080 (k)
	$200,000	Longfor Group Holdings Ltd., 4.50%, due 1/16/2028	157,902 (k)
			8,605,648
Real Estate Investment Trusts 0.3%
EUR	590,000	Alexandrite Monnet U.K. Holdco PLC, 10.50%, due 5/15/2029	664,638 (k)
	$855,000	Blackstone Mortgage Trust, Inc., 3.75%, due 1/15/2027	784,833 (c)
	415,000	Iron Mountain Information Management Services, Inc., 5.00%, due 7/15/2032	387,614 (c)
		Iron Mountain, Inc.
	400,000	5.25%, due 3/15/2028	391,907 (c)
	420,000	5.63%, due 7/15/2032	405,030 (c)
EUR	200,000	MPT Operating Partnership LP/MPT Finance Corp., 0.99%, due 10/15/2026	170,105
	$1,095,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, 5.88%, due 10/1/2028	1,084,050 (c)
		RHP Hotel Properties LP/RHP Finance Corp.
	460,000	4.75%, due 10/15/2027	446,579
	335,000	4.50%, due 2/15/2029	317,372 (c)
	290,000	6.50%, due 4/1/2032	293,276 (c)
		RLJ Lodging Trust LP
	820,000	3.75%, due 7/1/2026	782,786 (c)
	620,000	4.00%, due 9/15/2029	553,256 (c)
	1,579,000	Simon Property Group LP, 2.00%, due 9/13/2024	1,572,093
	1,180,000	Starwood Property Trust, Inc., 7.25%, due 4/1/2029	1,213,567 (c)
	200,000	Trust Fibra Uno, 5.25%, due 1/30/2026	197,153 (c)
EUR	2,500,000	Unibail-Rodamco-Westfield SE, 7.25%, due 7/3/2028	2,880,903 (k)(m)(n)
	$835,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, due 2/15/2028	844,559 (c)
	890,000	XHR LP, 4.88%, due 6/1/2029	839,822 (c)
			13,829,543
Retail 0.4%
		1011778 BC ULC/New Red Finance, Inc.
	670,000	4.38%, due 1/15/2028	637,095 (c)
	150,000	6.13%, due 6/15/2029	151,532 (c)
	215,000	Alsea SAB de CV, 7.75%, due 12/14/2026	218,644 (c)
GBP	940,000	B&M European Value Retail SA, 8.13%, due 11/15/2030	1,283,966 (k)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Retail – cont'd
		Bath & Body Works, Inc.
	$1,380,000	6.63%, due 10/1/2030	$1,393,106 (c)
	485,000	6.75%, due 7/1/2036	485,510
		Carvana Co.
	445,000	9.00% Cash/12.00% PIK, due 12/1/2028	480,722 (c)(o)
	425,000	9.00% Cash/14.00% PIK, due 6/1/2031	494,890 (c)(o)
	200,000	CK Hutchison International 23 Ltd., 4.75%, due 4/21/2028	200,477 (c)
	203,000	CK Hutchison International 24 Ltd., 5.38%, due 4/26/2029	209,099 (c)
	755,000	Cougar JV Subsidiary LLC, 8.00%, due 5/15/2032	789,987 (c)
EUR	1,278,000	Dufry One BV, 3.38%, due 4/15/2028	1,342,700 (k)
EUR	1,470,000	Eroski S Coop, 10.63%, due 4/30/2029	1,687,300 (k)
EUR	800,000	Fnac Darty SA, 6.00%, due 4/1/2029	891,848 (k)
EUR	690,000	Goldstory SAS, 6.75%, due 2/1/2030	749,806 (k)
	$630,000	Home Depot, Inc., (Secured Overnight Financing Rate + 0.33%), 5.70%, due 12/24/2025	631,177 (f)
	775,000	Lowe's Cos., Inc., 4.00%, due 4/15/2025	767,673
		Macy's Retail Holdings LLC
	310,000	5.88%, due 3/15/2030	297,546 (c)
	535,000	4.50%, due 12/15/2034	454,239
	355,000	5.13%, due 1/15/2042	287,748
EUR	100,000	Maxeda DIY Holding BV, 5.88%, due 10/1/2026	84,821 (k)
		PetSmart, Inc./PetSmart Finance Corp.
	$615,000	4.75%, due 2/15/2028	577,813 (c)
	390,000	7.75%, due 2/15/2029	378,523 (c)
EUR	1,280,000	PEU Fin PLC, 7.25%, due 7/1/2028	1,436,343 (k)
	$580,000	White Cap Parent LLC, 8.25% Cash/9.00% PIK, due 3/15/2026	578,994 (c)(o)
			16,511,559
Semiconductors 0.7%
	964,000	Analog Devices, Inc., (Secured Overnight Financing Rate Index + 0.25%), 5.62%, due 10/1/2024	964,115 (f)
	13,460,000	Broadcom, Inc., 3.14%, due 11/15/2035	11,107,507 (c)
	7,720,000	Foundry JV Holdco LLC, 6.25%, due 1/25/2035	8,114,950 (c)
	3,835,000	Intel Corp., 5.60%, due 2/21/2054	3,811,538
	7,731,000	Marvell Technology, Inc., 5.95%, due 9/15/2033	8,122,712
		SK Hynix, Inc.
	200,000	6.25%, due 1/17/2026	202,643 (c)
	200,000	6.38%, due 1/17/2028	207,935 (c)
			32,531,400
Software 0.4%
	1,575,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	1,484,964 (c)
		Cloud Software Group, Inc.
	1,005,000	6.50%, due 3/31/2029	979,621 (c)
	685,000	8.25%, due 6/30/2032	710,689 (c)
		Oracle Corp.
	9,755,000	4.00%, due 11/15/2047	7,614,498
	3,000,000	3.95%, due 3/25/2051	2,278,596
	5,420,000	5.55%, due 2/6/2053	5,271,321
	2,115,000	UKG, Inc., 6.88%, due 2/1/2031	2,173,870 (c)
			20,513,559
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Telecommunications 1.5%
		Altice France SA
EUR	100,000	3.38%, due 1/15/2028	$76,623 (k)
	$1,395,000	5.50%, due 1/15/2028	1,021,282 (c)
EUR	910,000	4.13%, due 1/15/2029	675,226 (k)
	$8,880,000	AT&T, Inc., 3.50%, due 9/15/2053	6,208,345
GBP	5,073,000	British Telecommunications PLC, 8.38%, due 12/20/2083	7,004,260 (k)(m)
	$740,000	C&W Senior Finance Ltd., 6.88%, due 9/15/2027	722,536 (c)
		Frontier Communications Holdings LLC
	780,000	5.88%, due 10/15/2027	772,324 (c)
	595,000	5.00%, due 5/1/2028	573,022 (c)
	460,000	5.88%, due 11/1/2029	413,999
	365,000	8.75%, due 5/15/2030	382,386 (c)
		Iliad Holding SASU
	495,000	6.50%, due 10/15/2026	496,025 (c)
EUR	2,410,000	5.63%, due 10/15/2028	2,628,963 (k)
	$530,000	7.00%, due 10/15/2028	531,387 (c)
EUR	505,000	Koninklijke KPN NV, 6.00%, due 9/21/2027	574,954 (k)(m)(n)
		Level 3 Financing, Inc.
	$45,000	10.50%, due 4/15/2029	46,125 (c)
	100,000	4.88%, due 6/15/2029	70,500 (c)
	420,189	11.00%, due 11/15/2029	444,829 (c)
	415,000	10.50%, due 5/15/2030	424,130 (c)
EUR	2,435,000	Lorca Telecom Bondco SA, 4.00%, due 9/18/2027	2,615,038 (k)
EUR	600,000	Odido Group Holding BV, 5.50%, due 1/15/2030	609,481 (k)
		Optics Bidco SpA
EUR	452,000	6.88%, due 2/15/2028	525,097 (k)
EUR	1,217,000	7.88%, due 7/31/2028	1,474,043 (k)
	$2,105,000	Oztel Holdings SPC Ltd., 6.63%, due 4/24/2028	2,152,510 (c)
	2,867,000	Rogers Communications, Inc., 3.80%, due 3/15/2032	2,622,361
EUR	660,000	SES SA, 2.88%, due 5/27/2026	680,246 (k)(m)(n)
		Telecom Italia SpA
EUR	248,000	6.88%, due 2/15/2028	286,786 (k)
EUR	813,000	7.88%, due 7/31/2028	977,489 (k)
		Telefonica Europe BV
EUR	1,500,000	7.13%, due 8/23/2028	1,767,449 (k)(m)(n)
EUR	1,100,000	6.75%, due 6/7/2031	1,302,606 (k)(m)(n)
EUR	500,000	2.88%, due 6/24/2027	516,457 (k)(m)(n)
		T-Mobile USA, Inc.
	$580,000	3.50%, due 4/15/2025	571,854
	4,505,000	4.50%, due 4/15/2050	3,854,571
	8,955,000	3.40%, due 10/15/2052	6,278,757
		Verizon Communications, Inc.
	145,000	3.50%, due 11/1/2024	144,237
	1,115,000	(Secured Overnight Financing Rate Index + 0.79%), 6.16%, due 3/20/2026	1,127,166 (f)
EUR	200,000	3.75%, due 2/28/2036	219,180
	$6,315,000	2.99%, due 10/30/2056	3,982,268
	250,000	VF Ukraine PAT via VFU Funding PLC, 6.20%, due 2/11/2025	221,850 (k)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Telecommunications – cont'd
		Vodafone Group PLC
	$9,495,000	4.88%, due 6/19/2049	$8,469,225
GBP	577,000	4.88%, due 10/3/2078	730,636 (k)(m)
EUR	4,300,000	6.50%, due 8/30/2084	5,039,455 (k)(m)
			69,235,678
Transportation 0.1%
GBP	572,000	Mobico Group PLC, 4.25%, due 11/26/2025	669,008 (k)(m)(n)
	$484,804	MV24 Capital BV, 6.75%, due 6/1/2034	458,762 (c)
	1,620,000	XPO, Inc., 7.13%, due 2/1/2032	1,675,436 (c)
			2,803,206
Trucking & Leasing 0.0%(l)
	1,440,000	Fortress Transportation & Infrastructure Investors LLC, 7.00%, due 6/15/2032	1,485,099 (c)
Water 0.1%
EUR	200,000	Thames Water Utilities Finance PLC, 4.38%, due 1/18/2031	157,640 (k)
		Veolia Environnement SA
EUR	1,000,000	2.25%, due 1/20/2026	1,044,263 (k)(m)(n)
EUR	3,000,000	5.99%, due 11/22/2028	3,405,802 (k)(m)(n)
EUR	200,000	2.50%, due 1/20/2029	196,428 (k)(m)(n)
			4,804,133
Total Corporate Bonds (Cost $1,216,284,958)			1,197,710,047
Loan Assignments(f) 0.0%(l)
Utilities 0.0%(l)
	$672,915	Nautilus Power LLC, Term Loan B, (3 mo. USD Term SOFR + 5.25%), 10.85%, due 11/16/2026 (Cost $672,915)	660,016
Foreign Government Securities 3.7%
	224,000	Abu Dhabi Government International Bonds, 4.88%, due 4/30/2029	226,663 (k)
		Angolan Government International Bonds
	200,000	9.50%, due 11/12/2025	203,486 (k)
	200,000	8.25%, due 5/9/2028	189,488 (k)
	1,110,000	8.00%, due 11/26/2029	1,003,551 (c)
	760,000	8.75%, due 4/14/2032	679,288 (c)
	4,560,000	9.38%, due 5/8/2048	3,830,400 (c)
	1,750,000	9.13%, due 11/26/2049	1,442,070 (c)
		Argentine Republic Government International Bonds
	175,982	1.00%, due 7/9/2029	101,181
	351,302	0.75%, due 7/9/2030	189,352 (q)
	2,400,000	4.13%, due 7/9/2035	1,001,739 (q)
EUR	90,000	Autonomous Community of Madrid, 3.46%, due 4/30/2034	99,494 (k)
	$200,000	Bahamas Government International Bonds, 6.00%, due 11/21/2028	184,000 (k)
EUR	123,000	Bank Gospodarstwa Krajowego, 4.38%, due 3/13/2039	134,878 (k)
	$500,000	Bermuda Government International Bonds, 3.72%, due 1/25/2027	480,000 (k)
CLP	145,000,000	Bonos de la Tesoreria de la Republica en pesos, 4.70%, due 9/1/2030	144,739 (k)
EUR	100,000	Bpifrance SACA, 3.38%, due 5/25/2034	110,216 (k)
		Brazil Government International Bonds
	$2,000,000	6.13%, due 1/22/2032	1,987,735
	1,250,000	6.00%, due 10/20/2033	1,228,744
	800,000	7.13%, due 5/13/2054	788,100
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
		Brazil Notas do Tesouro Nacional
BRL	5,877,000	10.00%, due 1/1/2025	$1,034,869
BRL	9,105,000	10.00%, due 1/1/2029	1,512,149
BRL	6,760,000	10.00%, due 1/1/2031	1,097,683
BRL	2,000,000	10.00%, due 1/1/2033	319,985
BRL	47,020,000	10.00%, due 1/1/2035	7,438,544
EUR	113,000	Bulgaria Government International Bonds, 4.88%, due 5/13/2036	131,772 (k)
		Bundesobligation
EUR	380,000	2.40%, due 10/19/2028	414,062 (k)
EUR	262,000	2.10%, due 4/12/2029	282,233 (k)
		Bundesrepublik Deutschland Bundesanleihe
EUR	177,000	0.50%, due 2/15/2028	180,476 (k)
EUR	121,000	0.00%, due 2/15/2030	116,302 (k)
EUR	40,566	0.00%, due 8/15/2031	37,744 (k)
EUR	761,218	0.00%, due 8/15/2031	708,612 (k)
EUR	295,000	0.00%, due 2/15/2032	271,400 (k)
EUR	85,000	4.75%, due 7/4/2034	112,049 (k)
EUR	136,900	2.50%, due 8/15/2046	147,743 (k)
		Colombia Government International Bonds
EUR	100,000	3.88%, due 3/22/2026	107,295
	$250,000	3.88%, due 4/25/2027	237,229
	750,000	4.50%, due 3/15/2029	693,304
	930,000	3.00%, due 1/30/2030	774,667
	1,500,000	3.25%, due 4/22/2032	1,173,368
	400,000	7.50%, due 2/2/2034	405,540
		Colombian TES
COP	2,083,500,000	6.00%, due 4/28/2028	456,800
COP	10,451,500,000	7.00%, due 6/30/2032	2,104,911
COP	7,220,600,000	7.25%, due 10/18/2034	1,397,340
EUR	105,000	Croatia Government International Bonds, 3.38%, due 3/12/2034	114,047 (k)
		Dominican Republic International Bonds
	$350,000	8.63%, due 4/20/2027	363,030 (k)
	200,000	5.50%, due 2/22/2029	196,209 (k)
	1,395,000	7.05%, due 2/3/2031	1,465,007 (c)
	4,380,000	6.85%, due 1/27/2045	4,419,485 (c)
		Ecuador Government International Bonds
	1,020,000	6.90%, due 7/31/2030	688,906 (c)
	1,400,000	5.50%, due 7/31/2035	739,416 (c)(q)
		Egypt Government International Bonds
EUR	100,000	4.75%, due 4/16/2026	103,138 (k)
	$300,000	7.60%, due 3/1/2029	279,000 (k)
	3,765,000	8.50%, due 1/31/2047	2,833,915 (c)
		El Salvador Government International Bonds
	65,000	6.38%, due 1/18/2027	59,310 (k)
	151,000	8.63%, due 2/28/2029	137,851 (k)
	160,000	0.25%, due 4/17/2030	4,480 (c)(p)
	160,000	9.25%, due 4/17/2030	145,679 (c)
	345,000	9.50%, due 7/15/2052	277,978 (c)
		European Union
EUR	434,000	0.00%, due 7/6/2026	446,048 (k)
EUR	230,000	2.00%, due 10/4/2027	244,282 (k)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
EUR	115,000	2.88%, due 12/6/2027	$125,359 (k)
EUR	100,000	1.63%, due 12/4/2029	102,811 (k)
EUR	54,000	3.13%, due 12/4/2030	59,992 (k)
EUR	104,000	3.25%, due 7/4/2034	116,518 (k)
EUR	26,000	3.00%, due 12/4/2034	28,475 (k)
EUR	153,000	3.38%, due 10/4/2038	170,654 (k)
EUR	160,000	3.38%, due 10/4/2039	177,743 (k)
EUR	69,000	4.00%, due 4/4/2044	82,550 (k)
EUR	54,000	3.25%, due 2/4/2050	58,142 (k)
EUR	5,000,000	Free State of Saxony, 3.38%, due 9/21/2026	5,481,466
		French Republic Government Bonds OAT
EUR	174,000	0.50%, due 5/25/2025	184,292 (k)
EUR	475,000	0.00%, due 2/25/2026	492,087 (k)
EUR	115,513	1.00%, due 5/25/2027	119,425 (k)
EUR	85,300	0.75%, due 2/25/2028	86,338 (k)
EUR	127,000	0.75%, due 5/25/2028	128,120 (k)
EUR	398,804	1.50%, due 5/25/2031	399,081 (k)
EUR	143,000	0.00%, due 11/25/2031	126,575 (k)
EUR	366,503	2.00%, due 11/25/2032	371,386 (k)
EUR	447,142	1.25%, due 5/25/2038	379,215 (k)
EUR	50,000	1.50%, due 5/25/2050	36,603 (k)
EUR	47,300	1.75%, due 5/25/2066	32,876 (k)
	$200,000	Ghana Government International Bonds, 6.38%, due 2/11/2027	100,000 (k)(p)
		Guatemala Government Bonds
	200,000	5.25%, due 8/10/2029	193,699 (k)
	3,095,000	3.70%, due 10/7/2033	2,561,943 (c)
		Hellenic Republic Government Bonds
EUR	150,000	3.38%, due 6/15/2034	163,034 (k)
EUR	346,000	4.38%, due 7/18/2038	403,499 (k)
		Hungary Government Bonds
HUF	119,010,000	6.75%, due 10/22/2028	336,444
HUF	2,030,740,000	3.25%, due 10/22/2031	4,681,799
	$4,000,000	Indonesia Government International Bonds, 4.63%, due 4/15/2043	3,687,680 (c)
		Indonesia Treasury Bonds
IDR	8,217,000,000	6.13%, due 5/15/2028	495,393
IDR	54,478,000,000	8.25%, due 5/15/2029	3,547,818
IDR	26,460,000,000	7.00%, due 9/15/2030	1,644,008
IDR	23,174,000,000	7.00%, due 2/15/2033	1,430,431
EUR	50,000	Ireland Government Bonds, 3.00%, due 10/18/2043	54,438 (k)
		Italy Buoni Poliennali Del Tesoro
EUR	733,000	1.45%, due 11/15/2024	788,732 (k)
EUR	473,000	3.40%, due 3/28/2025	511,983 (k)
EUR	162,154	1.40%, due 5/26/2025	174,210 (b)(k)
EUR	224,000	1.85%, due 7/1/2025	239,442 (k)
EUR	423,000	0.00%, due 4/1/2026	435,917 (k)
EUR	174,188	0.55%, due 5/21/2026	183,376 (b)(k)
EUR	88,000	1.60%, due 6/1/2026	93,007 (k)
EUR	173,000	0.00%, due 8/1/2026	176,724 (k)
EUR	133,000	3.45%, due 7/15/2027	146,078 (k)
EUR	209,000	1.45%, due 3/1/2036	178,533 (k)
EUR	109,000	4.05%, due 10/30/2037	120,870 (k)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
		Ivory Coast Government International Bonds
EUR	800,000	5.25%, due 3/22/2030	$798,700 (k)
EUR	100,000	5.88%, due 10/17/2031	98,592 (k)
	$91,250	5.75%, due 12/31/2032	85,604 (k)
	3,715,000	6.13%, due 6/15/2033	3,298,251 (c)
	400,000	8.25%, due 1/30/2037	386,820 (c)
		Kingdom of Belgium Government Bonds
EUR	172,097	1.45%, due 6/22/2037	154,741 (k)
EUR	63,778	0.40%, due 6/22/2040	45,224 (k)
EUR	112,000	Kommunekredit, 0.88%, due 11/3/2036	95,792 (k)
	$200,000	Korea Electric Power Corp., 5.38%, due 7/31/2026	202,152 (c)
	400,000	Korea Housing Finance Corp., 4.63%, due 2/24/2028	401,131 (c)
	200,000	Korea Hydro & Nuclear Power Co. Ltd., 5.00%, due 7/18/2028	201,783 (c)
EUR	200,000	Lithuania Government International Bonds, 3.50%, due 2/13/2034	215,812 (k)
		Mexico Bonos
MXN	30,841,000	8.50%, due 5/31/2029	1,576,035
MXN	56,380,000	7.75%, due 5/29/2031	2,725,311
MXN	153,500,000	7.50%, due 5/26/2033	7,136,749
MXN	201,579,900	7.75%, due 11/23/2034	9,411,859
		Mexico Government International Bonds
	$4,140,000	3.50%, due 2/12/2034	3,434,435
	1,750,000	6.00%, due 5/7/2036	1,741,580
	4,130,000	4.40%, due 2/12/2052	3,058,212
	400,000	6.40%, due 5/7/2054	387,153
	400,000	MFB Magyar Fejlesztesi Bank Zrt, 6.50%, due 6/29/2028	408,751 (k)
		Mongolia Government International Bonds
	980,000	5.13%, due 4/7/2026	955,899 (c)
	200,000	8.65%, due 1/19/2028	209,756 (k)
		Netherlands Government Bonds
EUR	263,397	0.00%, due 7/15/2030	247,268 (k)
EUR	255,658	0.00%, due 7/15/2031	233,800 (k)
EUR	350,633	4.00%, due 1/15/2037	432,520 (k)
	$200,000	Nigeria Government International Bonds, 8.38%, due 3/24/2029	188,006 (k)
	2,635,000	Oman Government International Bonds, 7.00%, due 1/25/2051	2,826,369 (c)
		Panama Government International Bonds
	100,000	8.88%, due 9/30/2027	108,746
	160,000	9.38%, due 4/1/2029	180,439
	1,675,000	2.25%, due 9/29/2032	1,235,867
		Paraguay Government International Bonds
	1,615,000	4.95%, due 4/28/2031	1,576,222 (c)
	1,675,000	3.85%, due 6/28/2033	1,484,201 (c)
	1,540,000	5.40%, due 3/30/2050	1,377,200 (c)
PEN	21,990,000	Peru Government Bonds, 6.15%, due 8/12/2032	5,713,149
PEN	9,208,000	Peruvian Government International Bonds, 6.90%, due 8/12/2037	2,393,613 (k)
		Portugal Obrigacoes do Tesouro OT
EUR	82,000	1.95%, due 6/15/2029	86,614 (k)
EUR	253,000	1.65%, due 7/16/2032	253,478 (k)
	$101,791	Provincia de Cordoba, 6.88%, due 12/10/2025	94,157 (k)
	1,270,000	Qatar Government International Bonds, 4.40%, due 4/16/2050	1,127,379 (c)
EUR	353,000	Republic of Austria Government Bonds, 0.90%, due 2/20/2032	336,414 (k)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
		Republic of Poland Government Bonds
PLN	6,452,000	7.50%, due 7/25/2028	$1,762,604
PLN	14,657,000	6.00%, due 10/25/2033	3,869,238
		Republic of Poland Government International Bonds
	$95,000	4.63%, due 3/18/2029	95,092
EUR	105,000	3.63%, due 1/11/2034	114,837 (k)
		Republic of South Africa Government Bonds
ZAR	48,062,846	8.00%, due 1/31/2030	2,482,378
ZAR	33,980,035	8.25%, due 3/31/2032	1,676,193
ZAR	9,479,631	8.50%, due 1/31/2037	424,104
		Republic of South Africa Government International Bonds
	$1,680,000	5.65%, due 9/27/2047	1,297,800
	880,000	5.75%, due 9/30/2049	677,930
		Romania Government Bonds
RON	13,250,000	4.85%, due 7/25/2029	2,697,750
RON	21,975,000	8.25%, due 9/29/2032	5,237,919
RON	395,000	4.75%, due 10/11/2034	73,700
		Romania Government International Bonds
	$234,000	3.00%, due 2/27/2027	219,609 (k)
EUR	166,000	2.88%, due 5/26/2028	171,538 (k)
EUR	100,000	5.50%, due 9/18/2028	112,888 (k)
EUR	200,000	5.50%, due 9/18/2028	225,776 (k)
EUR	437,000	6.63%, due 9/27/2029	512,200 (k)
EUR	147,000	3.62%, due 5/26/2030	148,918 (k)
	$3,210,000	3.00%, due 2/14/2031	2,726,574 (k)
	1,280,000	3.63%, due 3/27/2032	1,105,651 (c)
EUR	110,000	5.25%, due 5/30/2032	118,198 (k)
EUR	300,000	6.38%, due 9/18/2033	343,314 (k)
EUR	87,000	3.88%, due 10/29/2035	80,777 (k)
EUR	154,000	5.63%, due 2/22/2036	164,385 (k)
	$1,370,000	4.00%, due 2/14/2051	963,384 (c)
	2,666,000	4.00%, due 2/14/2051	1,874,731 (k)
		Saudi Government International Bonds
	3,995,000	3.25%, due 11/17/2051	2,656,835 (c)
	1,095,000	3.75%, due 1/21/2055	782,837 (c)
EUR	140,000	Senegal Government International Bonds, 4.75%, due 3/13/2028	141,106 (k)
		Serbia International Bonds
EUR	350,000	3.13%, due 5/15/2027	365,723 (k)
EUR	200,000	1.00%, due 9/23/2028	186,396 (k)
EUR	215,000	Slovakia Government Bonds, 3.75%, due 3/6/2034	238,573 (k)
		Spain Government Bonds
EUR	206,000	2.75%, due 10/31/2024	222,453 (k)
EUR	328,000	1.45%, due 10/31/2027	341,805 (k)
EUR	130,000	3.15%, due 4/30/2033	142,816 (k)
EUR	197,000	3.55%, due 10/31/2033	222,477 (k)
EUR	66,000	3.25%, due 4/30/2034	72,629 (k)
EUR	260,000	3.45%, due 10/31/2034	290,028 (k)
EUR	66,000	0.85%, due 7/30/2037	53,147 (k)
EUR	430,000	0.85%, due 7/30/2037	346,262 (k)
EUR	29,000	1.00%, due 7/30/2042	21,090 (k)
EUR	133,000	4.00%, due 10/31/2054	150,141 (k)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
		Sri Lanka Government International Bonds
	$302,000	6.85%, due 3/14/2024	$167,542 (k)(p)
	200,000	6.35%, due 6/28/2024	111,248 (k)(p)
	200,000	Turkiye Government International Bonds, 9.38%, due 3/14/2029	220,468
	200,000	Turkiye Ihracat Kredi Bankasi AS, 9.00%, due 1/28/2027	208,968 (c)
		Ukraine Government International Bonds
	200,000	8.99%, due 2/1/2026	72,600 (k)
	4,040,000	7.25%, due 3/15/2035	1,235,472 (c)
GBP	137,657	United Kingdom Gilt, 4.00%, due 10/22/2063	161,430 (k)
	$1,230,000	Uruguay Government International Bonds, 5.10%, due 6/18/2050	1,180,365
	1,295,300	Venezuela Government International Bonds, 8.25%, due 10/13/2024	196,118 (k)(p)
	84,588	Zambia Government International Bonds, 5.75%, due 6/30/2033	74,014 (k)(q)
Total Foreign Government Securities (Cost $193,281,904)			174,773,563

Convertible Bonds 0.0%(l)
Media 0.0%(l)
	360,000	DISH Network Corp., 3.38%, due 8/15/2026 (Cost $346,824)	218,667

Municipal Notes 0.7%
California 0.2%
	1,370,000	Bay Area Toll Authority Toll Bridge Revenue (Build America Bonds), Series 2010-S1, 7.04%, due 4/1/2050	1,655,546
	1,370,000	California State General Obligation (Build America Bonds), Series 2010, 7.63%, due 3/1/2040	1,677,131
	2,055,000	California State University Refunding Revenue, Series 2020-B, 2.98%, due 11/1/2051	1,474,375
	2,120,000	Foothill-Eastern Transportation Corridor Agency Toll Road Revenue Refunding, Series 2019-A, (AGM), 3.92%, due 1/15/2053	1,747,088
	1,105,000	Los Angeles Community College District General Obligation (Build America Bonds), Series 2010, 6.75%, due 8/1/2049	1,294,671
	1,710,000	University of California Regents Medical Center Pooled Revenue, Series 2020-N, 3.01%, due 5/15/2050	1,194,428
			9,043,239
Massachusetts 0.0%(l)
	1,060,000	Massachusetts State Education Financing Authority Revenue Refunding, Series 2018-A, 4.08%, due 7/1/2027	1,046,262
Michigan 0.0%(l)
	1,770,000	Michigan Finance Authority Hospital Revenue Refunding (Trinity Health Credit Group), Series 2019-T, 3.38%, due 12/1/2040	1,474,684
Nevada 0.0%(l)
	2,055,000	Clark County Nevada General Obligation (Las Vegas Convention & Visitors Authority), Series 2019-D, 3.23%, due 7/1/2044	1,559,454
New Jersey 0.0%(l)
	695,000	Atlantic City General Obligation Refunding, Series 2018, (ST AID WITHHLDG), 4.29%, due 9/1/2026	691,213
	545,000	New Jersey State Housing & Mortgage Finance Agency Revenue Refunding (Single Family Housing), Series 2018-BB, 3.80%, due 10/1/2032	534,764
			1,225,977
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

New York 0.1%
$2,740,000	New York State Dormitory Authority Revenue Non State Supported Debt Refunding (New York University), Series 2020-B, 2.69%, due 7/1/2040	$2,094,428
Ohio 0.2%
2,055,000	Highland Local School District General Obligation Refunding, Series 2020, 3.19%, due 12/1/2049	1,538,716
2,055,000	JobsOhio Beverage Systems Statewide Liquor Profits Revenue Refunding, Series 2020-A, 2.83%, due 1/1/2038	1,710,850
2,230,000	Ohio State Turnpike Commission Junior Lien Revenue Refunding (Infrastructure Project), Series 2020-A, 3.22%, due 2/15/2048	1,738,185
2,055,000	Ohio University General Receipt Athens Refunding Revenue, Series 2020, 2.91%, due 12/1/2043	1,566,289
		6,554,040
Pennsylvania 0.1%
2,055,000	Commonwealth Financing Authority Revenue Refunding, Series 2020-C, 3.53%, due 6/1/2042	1,724,690
Texas 0.1%
2,125,000	Central Texas Turnpike System First Tier Revenue Refunding, Series 2020-C, 3.03%, due 8/15/2041	1,659,373
1,710,000	Dallas Area Rapid Transit Sales Tax Revenue Refunding, Series 2020-C, 2.82%, due 12/1/2042	1,290,793
2,055,000	Grand Parkway Transportation Corp. System Subordinated Tier Toll Revenue Refunding, Series 2020-B, 3.24%, due 10/1/2052	1,550,745
1,410,000	Texas State Private Activity Bond Surface Transportation Corp. Senior Lien Revenue Refunding (North Tarrant Express Managed Lanes Project), Series 2019-B, 3.92%, due 12/31/2049	1,191,212
		5,692,123
Utah 0.0%(l)
2,055,000	Utah State Transit Authority Sales Tax Revenue Refunding, Series 2020, 2.77%, due 12/15/2038	1,611,473
Total Municipal Notes (Cost $41,144,306)		32,026,370
Number of Shares

Closed-End Funds 0.0%(l)
Investment Companies 0.0%(l)(r)
48,204	Neuberger Berman Global Monthly Income Fund Ltd. (Cost $207,789)	35,632 (j)
Exchange-Traded Funds 1.3%
394,254	iShares iBoxx $ High Yield Corporate Bond ETF	30,964,709
1,363,017	SPDR Portfolio High Yield Bond ETF	32,153,571
Total Exchange-Traded Funds (Cost $59,321,045)		63,118,280
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Short-Term Investments 2.1%
Investment Companies 2.1%
99,476,968	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.26%(s) (Cost $99,476,968)	$99,476,968
Total Investments 109.6% (Cost $5,192,549,802)		5,127,509,745
Liabilities Less Other Assets (9.6)%		(447,231,933)(t)
Net Assets 100.0%		$4,680,277,812

(a)	Principal amount is stated in the currency in which the security is denominated.
(b)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(c)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2024, these securities amounted to $1,510,388,042, which represents 32.3% of net assets of the Fund.

(d)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31,
2024.

(e)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only"
holding.

(f)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2024 and changes periodically.
(g)	When-issued security. Total value of all such securities at July 31, 2024 amounted to $39,928,670, which represents 0.9% of net assets of the Fund.
(h)	All or a portion of this security was purchased on a delayed delivery basis.
(i)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities
(excluding forward sales contracts, if any) at July 31, 2024 amounted to $581,218,529, which represents
12.4% of net assets of the Fund.

(j)
Security fair valued as of July 31, 2024 in accordance with procedures approved by the valuation designee.
Total value of all such securities at July 31, 2024 amounted to $1,235,632, which represents 0.0% of net assets of the Fund.

(k)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at July 31, 2024 amounted to $248,829,861, which represents 5.3% of net assets of the
Fund.

(l)	Represents less than 0.05% of net assets of the Fund.
(m)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(n)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
(o)	Payment-in-kind (PIK) security.
(p)	Defaulted security.
(q)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
July 31, 2024.

(r)	Affiliated company as defined under the Investment Company Act of 1940, as amended (See Note § below).
(s)	Represents 7-day effective yield as of July 31, 2024.
(t)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2024.
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$4,239,342,055	90.6%
United Kingdom	112,576,357	2.4%
Cayman Islands	112,274,212	2.4%
France	58,561,076	1.3%
Mexico	42,277,422	0.9%
Canada	42,238,114	0.9%
Germany	39,351,548	0.8%
Australia	31,931,873	0.7%
Brazil	30,230,681	0.7%
Sweden	24,179,495	0.5%
Spain	20,595,473	0.4%
Switzerland	19,201,980	0.4%
Italy	18,995,931	0.4%
Netherlands	17,847,976	0.4%
Romania	16,777,312	0.4%
Indonesia	12,629,465	0.3%
Ireland	12,088,425	0.3%
Colombia	11,221,358	0.2%
Bermuda	8,747,591	0.2%
Peru	8,342,531	0.2%
South Africa	7,796,999	0.2%
Finland	7,591,404	0.2%
Angola	7,348,283	0.2%
Luxembourg	6,935,231	0.2%
Denmark	6,696,417	0.1%
Dominican Republic	6,443,731	0.1%
Japan	6,109,849	0.1%
Poland	5,976,649	0.1%
Hungary	5,426,994	0.1%
Oman	4,978,879	0.1%
Cote D'Ivoire	4,667,967	0.1%
Israel	4,521,533	0.1%
Paraguay	4,437,623	0.1%
Belgium	4,249,827	0.1%
Kazakhstan	3,688,764	0.1%
Czech Republic	3,613,763	0.1%
Saudi Arabia	3,439,672	0.1%
Turkey	3,307,599	0.1%
Chile	3,293,814	0.1%
Egypt	3,216,053	0.1%
Ukraine	3,013,867	0.1%
Guatemala	2,755,642	0.1%
Supranational	2,587,251	0.1%
United Arab Emirates	2,440,371	0.1%
Austria	2,423,953	0.1%
Hong Kong	2,342,274	0.1%
Panama	2,247,588	0.1%
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
POSITIONS BY COUNTRY (cont’d)
Country	Investments at Value	Percentage of Net Assets
Other countries, each representing less than 0.05% of net assets of the Fund	$27,069,905	0.0%
Short-Term Investments and Other Liabilities—Net	(347,754,965)	(7.5)%
	$4,680,277,812	100.0%
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At July 31, 2024, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2024	42	Euro-Bobl	$5,341,358	$94,073
9/2024	26	Euro-BTP	3,347,356	76,484
9/2024	73	Euro-Bund	10,565,238	230,737
9/2024	7	Euro-Buxl Bond, 30 Year	1,020,756	56,131
9/2024	13	Euro-Oat	1,770,896	38,334
9/2024	845	Euro-Schatz	97,005,712	683,437
9/2024	584	Federal Funds, 30 Day	230,661,951	(16,954)
9/2024	121	Long Gilt	15,433,828	475,879
9/2024	5,599	U.S. Treasury Note, 10 Year	626,038,188	13,264,823
9/2024	1,029	U.S. Treasury Note, 2 Year	211,322,836	1,614,623
9/2024	7,307	U.S. Treasury Note, 5 Year	788,356,797	11,375,270
9/2024	407	U.S. Treasury Note, Ultra ,10 Year	47,040,297	(169,916)
12/2024	200	ICE SONIA Index, 3 Months	61,131,130	(124,295)
Total Long Positions			$2,099,036,343	$27,598,626

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2024	224	Euro-Bobl	$(28,487,242)	$(518,180)
9/2024	23	Euro-Bund	(3,328,773)	(67,897)
9/2024	7	Euro-Oat	(953,560)	(12,965)
9/2024	118	Long Gilt	(15,051,171)	(378,335)
9/2024	779	U.S. Treasury Long Bond	(94,088,594)	(2,984,166)
9/2024	20	U.S. Treasury Note, Ultra 10 Year	(2,311,562)	(36,397)
9/2024	2,536	U.S. Treasury Ultra Bond	(324,528,750)	(10,155,829)
Total Short Positions			$(468,749,652)	$(14,153,769)

Options on exchange-traded futures contracts
Long Positions:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2024	150	Call Options Exercise Price GBP 96.8 on ICE SONIA Index, 1 Year	$5,061,854	$(4,211)
12/2024	150	Call Options Exercise Price GBP 96.2 on ICE SONIA Index, 1 Year	14,944,522	14,756
Total Long Positions			$20,006,376	$10,545
Short Positions:
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2024	150	Call Options Exercise Price GBP 96.4 on ICE SONIA Index, 1 Year	$(10,605,790)	$(5,935)
12/2024	150	Call Options Exercise Price GBP 96.6 on ICE SONIA Index, 1 Year	(7,351,741)	383
Total Short Positions			$(17,957,531)	$(5,552)
Total Futures				$13,449,850
Forward foreign currency contracts ("forward FX contracts")
At July 31, 2024, open forward FX contracts for the Fund were as follows:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	1,722,200	BRL	8,942,643	BCB	9/5/2024	$146,500
USD	585,865	BRL	3,312,372	BCB	9/5/2024	2,223
USD	1,367,516	BRL	7,440,654	CITI	9/5/2024	56,467
USD	355,243	BRL	1,935,661	CITI	9/5/2024	14,179
USD	141,376	BRL	774,291	CITI	9/5/2024	4,945
USD	154,381	BRL	876,049	CITI	9/5/2024	21
USD	557,055	BRL	3,064,509	GSI	9/5/2024	17,086
CLP	1,073,488,172	USD	1,122,743	CITI	9/9/2024	16,707
USD	1,181,748	CLP	1,073,747,963	JPM	9/9/2024	42,022
USD	917,852	CLP	859,633,052	JPM	9/9/2024	5,398
CNH	6,365,115	USD	877,248	CITI	9/19/2024	7,026
USD	2,519,351	CNH	18,027,285	CITI	9/19/2024	14,910
USD	193,209	CNH	1,389,468	CITI	9/19/2024	177
COP	2,909,637,945	USD	709,490	CITI	8/2/2024	8,761
COP	5,460,338,654	USD	1,344,798	CITI	8/2/2024	3,099
COP	3,066,346,924	USD	755,195	CITI	8/2/2024	1,740
COP	3,063,426,188	USD	754,475	CITI	8/2/2024	1,739
COP	2,607,017,424	USD	642,069	CITI	8/2/2024	1,480
COP	2,923,707,065	USD	720,065	GSI	8/2/2024	1,659
COP	2,731,325,324	USD	650,971	JPM	8/2/2024	23,263
COP	674,099,744	USD	160,662	JPM	8/2/2024	5,741
COP	2,004,947,900	USD	493,788	JPM	8/2/2024	1,138
USD	1,365,091	COP	5,460,338,654	CITI	8/2/2024	17,194
USD	762,619	COP	3,066,346,924	CITI	8/2/2024	5,684
USD	757,421	COP	3,063,426,188	CITI	8/2/2024	1,207
USD	740,717	COP	2,923,707,065	GSI	8/2/2024	18,993
USD	505,702	COP	2,004,947,900	JPM	8/2/2024	10,776
DKK	6,278,370	USD	911,209	CITI	10/17/2024	3,306
EUR	387,359	CZK	9,782,904	CITI	9/18/2024	3,010
EUR	21,660	CZK	535,611	JPM	9/18/2024	655
EUR	720,906	HUF	283,067,177	BCB	9/9/2024	5,056
EUR	364,107	HUF	142,892,280	HSBC	9/9/2024	2,762
EUR	668,018	HUF	261,268,920	JPM	9/9/2024	7,514
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
EUR	365,070	HUF	142,769,296	JPM	9/9/2024	$4,144
EUR	1,282,815	PLN	5,492,713	JPM	9/18/2024	6,368
EUR	463,373	PLN	1,987,067	JPM	9/18/2024	1,540
EUR	1,281,890	PLN	5,491,464	MS	9/18/2024	5,680
EUR	2,350,246	USD	2,541,156	CITI	8/2/2024	2,397
EUR	253,147	USD	271,365	CITI	8/5/2024	2,641
EUR	405,767	USD	435,080	JPM	8/5/2024	4,122
EUR	256,006	USD	275,899	JPM	8/5/2024	1,201
EUR	7,403,437	USD	8,031,545	CITI	10/17/2024	9,407
EUR	1,212,535	USD	1,315,407	CITI	10/17/2024	1,541
EUR	2,645,517	USD	2,860,304	GSI	10/17/2024	13,020
USD	719,610	EUR	663,953	BCB	8/5/2024	948
USD	573,691	EUR	524,436	CITI	8/5/2024	6,042
USD	223,247	EUR	205,165	CITI	8/5/2024	1,177
USD	279,630	EUR	256,666	JPM	8/5/2024	1,815
USD	452,660	EUR	417,593	BCB	9/4/2024	26
USD	457,808	EUR	421,341	CITI	9/4/2024	1,112
USD	222,287	EUR	204,751	CITI	9/4/2024	355
USD	91,818,648	EUR	84,337,181	GSI	10/17/2024	219,140
USD	1,818,779	EUR	1,670,583	GSI	10/17/2024	4,341
USD	65,417,300	EUR	60,111,394	JPM	10/17/2024	129,677
GBP	793,674	EUR	935,999	GSI	10/17/2024	4,314
GBP	2,065,395	USD	2,639,302	CITI	10/17/2024	17,442
GBP	720,245	USD	915,105	GSI	10/17/2024	11,355
HUF	258,766,209	EUR	646,619	JPM	9/9/2024	8,820
HUF	2,239,117,500	USD	6,120,901	GSI	8/8/2024	27,571
HUF	41,538,000	USD	113,704	GSI	10/17/2024	134
IDR	12,018,048,673	USD	735,501	CITI	9/18/2024	3,402
JPY	1,359,000,000	USD	8,448,261	CITI	8/8/2024	631,582
KRW	1,067,369,225	USD	779,921	CITI	9/19/2024	658
MXN	15,906,622	USD	842,261	GSI	10/10/2024	2,413
USD	177,588	MXN	3,249,821	CITI	10/10/2024	5,016
USD	557,932	MXN	10,052,696	GSI	10/10/2024	24,114
USD	640,131	MXN	11,716,988	GSI	10/10/2024	17,936
USD	969,354	MXN	17,981,212	GSI	10/10/2024	14,516
USD	13,755,367	MXN	251,611,831	CITI	10/17/2024	409,109
PLN	5,976,643	EUR	1,374,131	JPM	9/18/2024	16,613
PLN	1,999,621	EUR	459,680	JPM	9/18/2024	5,631
PLN	1,656,522	EUR	384,691	JPM	9/18/2024	452
TRY	76,287,315	USD	1,818,530	GSI	1/9/2025	120,669
TRY	8,852,239	USD	191,644	CITI	3/24/2025	17,287
TRY	7,117,210	USD	151,562	GSI	3/24/2025	16,418
TRY	7,117,075	USD	152,990	GSI	3/24/2025	14,988
TRY	10,717,523	USD	234,879	GSI	5/27/2025	4,249
USD	177,377	TRY	7,942,924	JPM	5/27/2025	155
TWD	19,143,267	USD	584,884	JPM	10/1/2024	3,784
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	757,720	TWD	24,582,413	CITI	10/1/2024	$1,794
USD	630,365	TWD	20,400,490	JPM	10/1/2024	3,035
USD	284,967	ZAR	5,183,234	CITI	8/22/2024	816
USD	852,691	ZAR	15,492,170	GSI	8/22/2024	3,391
ZAR	13,934,650	USD	751,724	CITI	8/22/2024	12,190
ZAR	14,534,832	USD	781,217	GSI	8/22/2024	15,600
ZAR	11,973,270	USD	653,507	GSI	8/22/2024	2,882
ZAR	15,832,292	USD	854,669	SCB	8/22/2024	13,276
Total unrealized appreciation						$2,300,744
RON	642,853	EUR	128,096	CITI	1/17/2025	(102)
RON	1,115,056	EUR	222,084	JPM	1/17/2025	(63)
BRL	36,079,872	USD	6,465,000	GSI	8/8/2024	(90,521)
BRL	18,894,197	USD	3,652,676	BCB	8/23/2024	(319,294)
BRL	1,234,535	USD	240,154	SCB	8/23/2024	(22,353)
BRL	2,027,395	USD	360,767	GSI	9/5/2024	(3,539)
BRL	4,704,514	USD	839,405	GSI	9/5/2024	(10,467)
BRL	2,780,856	USD	512,108	GSI	9/5/2024	(22,120)
CLP	717,017,488	USD	773,899	CITI	9/9/2024	(12,823)
CNH	4,034,322	USD	563,856	CITI	9/19/2024	(3,388)
USD	319,320	CNH	2,303,221	CITI	9/19/2024	(655)
USD	1,359,351	CNH	9,888,107	JPM	9/19/2024	(14,354)
COP	4,525,449,452	USD	1,147,569	CITI	8/2/2024	(30,451)
COP	8,285,271,690	USD	2,097,457	MS	8/2/2024	(52,219)
COP	3,066,346,924	USD	755,652	CITI	9/27/2024	(4,821)
USD	716,600	COP	2,909,637,945	CITI	8/2/2024	(1,651)
USD	1,114,549	COP	4,525,449,452	CITI	8/2/2024	(2,568)
USD	640,729	COP	2,607,017,424	CITI	8/2/2024	(2,819)
USD	166,021	COP	674,099,744	JPM	8/2/2024	(383)
USD	672,684	COP	2,731,325,324	JPM	8/2/2024	(1,550)
USD	2,040,536	COP	8,285,271,690	MS	8/2/2024	(4,702)
USD	1,006,839	COP	4,152,646,745	GSI	9/27/2024	(9,986)
CZK	11,799,890	EUR	465,045	JPM	9/18/2024	(1,269)
CZK	32,152,309	EUR	1,274,178	SCB	9/18/2024	(11,076)
EUR	461,919	PLN	1,991,958	JPM	9/18/2024	(1,269)
EUR	66,824	RON	334,193	CITI	10/10/2024	(86)
EUR	232,144	USD	251,445	CITI	8/5/2024	(173)
EUR	421,341	USD	457,163	CITI	8/5/2024	(1,104)
EUR	507,806	USD	551,213	CITI	8/5/2024	(1,565)
EUR	260,469	USD	282,639	GSI	8/5/2024	(708)
EUR	153,997	USD	168,108	JPM	8/5/2024	(1,422)
EUR	410,297	USD	445,997	JPM	8/5/2024	(1,893)
EUR	258,200	USD	282,817	JPM	8/5/2024	(3,342)
USD	2,532,105	EUR	2,350,246	JPM	8/2/2024	(11,449)
USD	245,132	EUR	226,558	CITI	8/5/2024	(94)
USD	217,057	EUR	201,413	GSI	8/5/2024	(952)
USD	271,467	EUR	252,317	JPM	8/5/2024	(1,640)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	887,699	EUR	828,666	JPM	8/5/2024	$(9,248)
USD	22,498,934	EUR	20,815,000	GSI	8/8/2024	(34,271)
USD	2,545,065	EUR	2,350,246	CITI	9/4/2024	(2,397)
USD	388,606	EUR	359,241	JPM	9/4/2024	(780)
USD	4,142,127	GBP	3,231,371	CITI	10/17/2024	(14,427)
USD	29,611,657	GBP	23,100,393	CITI	10/17/2024	(102,675)
USD	15,020,571	GBP	11,708,678	GSI	10/17/2024	(40,451)
HUF	282,212,097	EUR	717,261	GSI	9/9/2024	(3,449)
HUF	122,052,227	EUR	309,190	JPM	9/9/2024	(392)
HUF	201,273,470	EUR	511,487	JPM	9/9/2024	(2,392)
IDR	2,331,845,376	USD	144,754	GSI	9/18/2024	(1,386)
USD	130,436	IDR	2,132,234,528	JPM	9/18/2024	(660)
INR	64,619,326	USD	772,432	JPM	9/18/2024	(1,727)
USD	8,196,971	JPY	1,300,946,396	JPM	10/17/2024	(584,319)
KRW	861,554,516	USD	630,280	JPM	9/19/2024	(215)
MXN	42,516,358	USD	2,323,806	BCB	10/10/2024	(66,102)
MXN	5,239,567	USD	292,089	CITI	10/10/2024	(13,857)
MXN	10,595,466	USD	565,862	GSI	10/10/2024	(3,221)
USD	98,874	PEN	374,777	GSI	10/11/2024	(1,357)
RON	482,140	EUR	96,072	CITI	1/17/2025	(77)
RON	642,853	EUR	128,096	CITI	1/17/2025	(102)
RON	836,292	EUR	166,563	JPM	1/17/2025	(47)
RON	1,115,056	EUR	222,084	JPM	1/17/2025	(63)
RON	1,736,856	EUR	345,913	JPM	1/17/2025	(82)
RON	1,977,647	EUR	393,998	JPM	1/17/2025	(234)
RON	1,977,648	EUR	393,998	JPM	1/17/2025	(234)
USD	203,310	THB	7,370,908	CITI	9/18/2024	(4,251)
USD	2,225,977	THB	81,511,280	CITI	9/18/2024	(69,340)
TWD	25,840,597	USD	795,472	CITI	10/1/2024	(856)
USD	735,707	ZAR	13,766,912	GSI	8/22/2024	(19,012)
USD	828,484	ZAR	15,578,649	MS	8/22/2024	(25,557)
ZAR	3,727,074	USD	204,499	MS	8/22/2024	(176)
Total unrealized depreciation						$(1,652,228)
Total net unrealized appreciation						$648,516
Bond forward contracts ("bond forwards")
At July 31, 2024, bond forwards for the Fund were as follows:
Counterparty	Reference Entity	Notional Amount	Expiration Date	Unrealized Appreciation/ (Depreciation)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%	$3,500,000	10/15/2025	$56
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%	3,250,000	04/15/2026	2,278
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%	4,500,000	10/15/2026	4,822
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.88%	8,500,000	01/15/2029	43,745
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%	1,285,000	01/15/2030	8,606
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%	6,000,000	01/15/2032	52,732
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Counterparty	Reference Entity	Notional Amount	Expiration Date	Unrealized Appreciation/ (Depreciation)
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.13%	$9,500,000	01/15/2033	$82,277
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.75%	2,300,000	02/15/2042	25,331
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.00%	2,450,000	02/15/2048	27,848
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.50%	3,300,000	02/15/2053	39,675
Total unrealized appreciation				$287,370
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.63%	7,200,000	10/15/2027	(14,088)
Total net unrealized appreciation				$273,282
Credit default swap contracts ("credit default swaps")
At July 31, 2024, the Fund had outstanding credit default swaps as follows:
Centrally Cleared Credit Default Swaps — Buy Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Paid by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	Republic of Columbia	USD	10,000,000	1.00%	3M	12/20/2028	$286,258	$(22,668)	$(11,667)	$251,923
ICE CC	iTraxx Europe Crossover Ser. 41 V.1	EUR	1,070,000	5.00%	3M	6/20/2029	(100,125)	1,700	(6,755)	(105,180)
Total							$186,133	$(20,968)	$(18,422)	$146,743

Interest rate swap contracts ("interest rate swaps")
At July 31, 2024, the Fund had outstanding interest rate swaps as follows:
Centrally cleared interest rate swaps
Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
LCH	AUD	77,760,000	Pay	6M BBR-BBSW	4.59%	6M/6M	7/26/2025	$57,447	$(1,513)	$55,934
LCH	AUD	79,126,000	Pay	6M BBR-BBSW	4.63%	6M/6M	7/31/2025	74,740	(223)	74,517
LCH	CAD	70,654,000	Receive	CORRA	4.02%	6M/6M	7/26/2025	(49,446)	5,356	(44,090)
LCH	CAD	71,443,000	Receive	CORRA	3.93%	6M/6M	7/31/2025	(8,234)	841	(7,393)
LCH	CAD	36,206,000	Receive	CORRA	3.51%	6M/6M	7/31/2026	(17,837)	727	(17,110)
LCH	CAD	36,035,000	Receive	CORRA	3.45%	6M/6M	8/1/2026	10,767	—	10,767
LCH	EUR	840,000	Pay	EUROSTR	3.24%	1Y/1Y	10/26/2026	12,459	(4,811)	7,648
LCH	EUR	373,000	Pay	EUROSTR	3.09%	1Y/1Y	10/26/2028	11,238	(2,596)	8,642
LCH	EUR	206,577	Receive	6M EURIBOR	0.05%	6M/1Y	4/13/2031	34,341	2,561	36,902
LCH	EUR	404,461	Pay	6M EURIBOR	2.22%	1Y/6M	8/30/2032	(11,144)	1,581	(9,563)
LCH	SEK	55,576,000	Pay	3M STIBOR	2.65%	1Y/3M	12/11/2028	72,475	60,322	132,797
Total								$186,806	$62,245	$249,051
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Inflation swap contracts ("inflation swaps")
At July 31, 2024, the Fund had outstanding inflation swaps as follows:
Centrally cleared inflation swaps
Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
LCH	EUR	350,000	Receive	CPTFEMU	2.26%	T/T	4/18/2027	$4,979	$(8,562)	$(3,583)
LCH	EUR	750,000	Receive	FRCPXTOB	1.89%	T/T	7/15/2029	295	(997)	(702)
LCH	EUR	670,000	Receive	CPTFEMU	1.42%	T/T	4/15/2031	166,995	(41,957)	125,038
LCH	EUR	750,000	Pay	FRCPXTOB	2.19%	T/T	7/15/2034	828	1,191	2,019
LCH	GBP	20,000,000	Pay	UKRPI	4.33%	T/T	2/15/2025	(456,529)	513,823	57,294
Total								$(283,432)	$463,498	$180,066
Total return swap contracts ("total return swaps")
At July 31, 2024, the Fund had outstanding total return swaps as follows:
Over-the-counter total return swaps—Long(a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
GSI	iShares iBoxx $ Investment Grade Corporate Bond ETF	USD	76,567,894	9/20/2024	5.38%	—%	SOFR	T/T	$2,022,894	$(465,611)	$1,557,283
Total									$2,022,894	$(465,611)	$1,557,283

(a)	The Fund pays a specified rate based on a reference rate plus or minus a spread, and receives the total return on the reference entity.
(b)	Effective rate at July 31, 2024.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
U.S. Treasury Obligations	$—	$7,079,873	$—	$7,079,873
U.S. Government Agency Securities	—	2,292,052	—	2,292,052
Mortgage-Backed Securities#	—	3,070,402,438	—	3,070,402,438
Asset-Backed Securities	—	479,715,839	—	479,715,839
Corporate Bonds#	—	1,197,710,047	—	1,197,710,047
Loan Assignments#	—	660,016	—	660,016
Foreign Government Securities	—	174,773,563	—	174,773,563
Convertible Bonds#	—	218,667	—	218,667
Municipal Notes#	—	32,026,370	—	32,026,370
Investment Companies	—	35,632	—	35,632
Exchange-Traded Funds	63,118,280	—	—	63,118,280
Short-Term Investments	—	99,476,968	—	99,476,968
Total Investments	$63,118,280	$5,064,391,465	$—	$5,127,509,745

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
#	The Schedule of Investments provides information on the industry, state/territory or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2023	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2024
Investments in Securities:
Asset-Backed Securities(1)	$44	$—	$(6)	$12	$—	$(50)	$—	$—	$—	$—
Total	$44	$—	$(6)	$12	$—	$(50)	$—	$—	$—	$—
(1) At the beginning of the period, these investments were valued based on a single quotation obtained from a dealer.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2024:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$27,924,930	$—	$—	$27,924,930
Liabilities	(14,475,080)	—	—	(14,475,080)
Forward FX Contracts@
Assets	—	2,300,744	—	2,300,744
Liabilities	—	(1,652,228)	—	(1,652,228)
Bond Forwards@
Assets	—	287,370	—	287,370
Liabilities	—	(14,088)	—	(14,088)
Swaps
Assets	—	2,320,764	—	2,320,764
Liabilities	—	(187,621)	—	(187,621)
Total	$13,449,850	$3,054,941	$—	$16,504,791

@	Futures, forward FX contracts and bond forwards are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
§   Investments in Affiliates(a):
	Value at October 31, 2023	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons(b)	Shares Held at July 31, 2024	Value at July 31, 2024
Strategic Income
Neuberger Berman Global Monthly Income Fund Ltd.	$578,674	$848,913	$1,428,211	$120,883	$(84,627)	$22,189	48,204	$35,632
Sub-total for affiliates held as of 7/31/24(c)	$578,674	$848,913	$1,428,211	$120,883	$(84,627)	$22,189		$35,632

(a)	Affiliated persons, as defined in the Investment Company Act of 1940, as amended.
(b)	Distributions received include distributions from net investment income and net realized capital gains, if any, from other investment companies managed by NBIA.
(c)	At July 31, 2024, the value of this security amounted to less than 0.05% of the net assets of the Fund.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

July 31, 2024
Notes to Schedule of Investments Income Funds (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of Neuberger Berman Core Bond Fund ("Core Bond"), Neuberger Berman Emerging Markets Debt Fund ("Emerging Markets Debt"), Neuberger Berman Floating Rate Income Fund ("Floating Rate Income"), Neuberger Berman High Income Bond Fund ("High Income"), Neuberger Berman Municipal High Income Fund ("Municipal High Income"), Neuberger Berman Municipal Impact Fund ("Municipal Impact"), Neuberger Berman Municipal Intermediate Bond Fund ("Municipal Intermediate Bond"), and Neuberger Berman Strategic Income Fund ("Strategic Income") (each individually a "Fund," and collectively, the "Funds") are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities, closed-end funds and exchange-traded funds, for which market quotations are available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds' investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit-specific details, relevant listed bond and preferred stock prices and Other Market Information.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.

Notes to Schedule of Investments Income Funds (Unaudited)  (cont’d)
U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.
U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.
Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
Collateralized Loan Obligations (CLOs). The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color, and research from market participants and trading desks (Level 2 or 3 inputs).
High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.
Municipal Debt Securities. Inputs used to value municipal debt securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.
Emerging Markets Debt and Foreign Government Securities. Inputs used to value emerging markets debt and foreign government securities generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of futures contracts (including option contracts on futures) is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
The value of bond forward contracts ("bond forwards") is determined by Management by obtaining valuations from independent pricing services using a model that considers the current price of the underlying bond and the forward curve (Level 2 inputs).
The value of interest rate swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the local overnight index swap rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (Level 2 inputs).
The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).
The value of inflation swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying inflation rates including forward inflation expectation rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying forward inflation curve and reference rate (Level 2 inputs).
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.

Notes to Schedule of Investments Income Funds (Unaudited)  (cont’d)
The value of forward foreign currency contracts ("forward FX contracts") is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).
The value of total return swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark interest rate (Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Funds' Board of Trustees designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange is open for business. Management has approved the use of ICE Data Services ("ICE") to evaluate the prices of foreign debt securities as of the time at which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the absence of precise information about the market values of these foreign securities as of the time at which a Fund’s share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
The Funds may enter into certain credit agreements all or a portion of which may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.

Notes to Schedule of Investments Income Funds (Unaudited)  (cont’d)
As of July 31, 2024, the value of unfunded loan commitments was $367,044 and $87,876 for Floating Rate Income and High Income respectively, pursuant to the following loan agreements:
Floating Rate Income
Borrower	Principal Amount	Value
Epicor Software Corp., Term Loan DD, (3 mo. USD Term SOFR), due 5/30/2031(a)	$212,116	$213,442
Ryan LLC, Term Loan DD, (3 mo. USD Term SOFR + 4.50%), 4.50%, due 11/14/2030(a)	153,333	153,602

High Income
Borrower	Principal Amount	Value
Groundworks, LLC, Term Loan DD, (3 mo. USD Term SOFR + 0.50%), 0.50%, due 3/14/2031(a)	$87,788	$87,876

(a)
Position is a delayed draw term loan which may be partially or fully unfunded. In accordance with the underlying credit agreement, the interest rate shown reflects the unfunded rate as of July 31, 2024.

For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.

Notes to Schedule of Investments Income Funds (Unaudited) (cont'd)
Legend

Clearinghouses:
CME	= CME Group, Inc.
ICE CC	= ICE Clear Credit LLC
LCH	= LCH Clearnet Limited
Counterparties:
BCB	= Barclays Bank PLC
BNP	= BNP Paribas SA
CITI	= Citibank, N.A.
DB	= Deutsche Bank AG
GSI	= Goldman Sachs International
HSBC	= HSBC Bank plc
JPM	= JPMorgan Chase Bank N.A.
MS	= Morgan Stanley Capital Services LLC
SCB	= Standard Chartered Bank
SSB	= State Street Bank and Trust Company
Index Periods/Payment Frequencies:
1D	= 1 Day
28D	= 28 Days
3M	= 3 Months
6M	= 6 Months
1Y	= 1 Year
T	= Termination
Non-Deliverable Forward Contracts:
BRL	= Brazilian Real
CLP	= Chilean Peso
CNY(a)	= Chinese Yuan Renminbi
COP	= Colombian Peso
IDR	= Indonesian Rupiah
INR	= Indian Rupee
KRW	= South Korean Won
MYR	= Malaysian Ringgit
NGN	= Nigerian Naira
PEN	= Peruvian Nuevo Sol
PHP	= Philippine Peso
TWD	= Taiwan Dollar
Other Abbreviations:
CJSC	= Closed Joint Stock Company
JSC	= Joint Stock Company
Management	= Neuberger Berman Investment Advisers LLC
PJSC	= Public Joint Stock Company
Reference Rate Benchmarks:
BBR-BBSW	= Australian Bank Bill Swap Rate
BUBOR	= Budapest Interbank Offered Rate
CETIP	= Overnight Brazil Interbank Deposit Rate
CLICP	= Sinacofi Chile Interbank Rate Average
CORRA	= Canadian Overnight Repo Rate Average
Reference Rate Benchmarks: (cont’d)
CPTFEMU	= Eurostat Eurozone Harmonised Indices of Consumer Prices Ex Tobacco Unrevised Series NSA
EURIBOR	= Euro Interbank Offered Rate
EUROSTR	= Euro Short Term Rate
FRCPXTOB	= France Consumer Price Index Ex Tobacco
LIBOR	= London Interbank Offered Rate
PRIBOR	= Prague Interbank Offered Rate
SOFR	= Secured Overnight Financing Rate
SONIA	= Sterling Overnight Index Average
STIBOR	= Stockholm Interbank Offer Rate
TIIE	= Mexican Interbank Equilibrium Interest Rate
UKRPI	= UK Retail Price Index
WIBOR	= Poland Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	= Australian Dollar
BRL	= Brazilian Real
CAD	= Canadian Dollar
CLP	= Chilean Peso
CNH(a)	= Chinese Yuan Renminbi
CNY(a)	= Chinese Yuan Renminbi
COP	= Colombian Peso
CRC	= Costa Rica Colon
CZK	= Czech Koruna
DKK	= Denmark Krone
DOP	= Dominican Peso
EGP	= Egyptian Pound
EUR	= Euro
GBP	= Pound Sterling
GHS	= Ghanaian Cedi
HUF	= Hungarian Forint
IDR	= Indonesian Rupiah
INR	= Indian Rupee
JPY	= Japanese Yen
KRW	= South Korean Won
LKR	= Sri Lanka Rupee
MXN	= Mexican Peso
MYR	= Malaysia Ringgit
NGN	= Nigeria Naira
PEN	= Peruvian Nuevo Sol
PHP	= Philippine Peso
PKR	= Pakistan Rupee
PLN	= Polish Zloty
RON	= Romanian New Leu
RSD	= Serbia Dinar
SEK	= Sweden Krona
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.

Currency Abbreviations: (cont’d)
THB	= Thai Baht
TRY	= Turkish Lira
TWD	= Taiwan Dollar
UGX	= Ugandan Shilling
Currency Abbreviations: (cont’d)
USD	= United States Dollar
UYU	= Uruguayan Peso
ZAR	= South African Rand
ZMW	= Zambian Kwacha
(a)  There is one official currency held in China, the Chinese Yuan Renminbi. CNY is traded onshore, in mainland China and CNH is traded offshore, mainly in the Hong Kong market, each at a different exchange rate.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.